UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612)-313-1341

Date of fiscal year end:     September 30

Date of reporting period:    September 30, 2014

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

	RBC Funds

About Your Annual Report		This annual report includes detailed information about the Access Capital Community Investment Fund (the “Fund”) including financial statements, performance, and a complete list of holdings.
		The Fund compares its performance against the Barclays U.S. Securitized Index and the Barclays U.S. Aggregate Bond Index which are widely used market indices.

We hope the financial information presented will help you evaluate your investment in the Fund. We also encourage you to read your Fund’s prospectus for further detail as to the Fund’s investment policies and risk profile. Fund prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of the Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Letter from the Chief Investment Officer	1
	Portfolio Managers	3
	Performance Summary	4
	Management Discussion and Analysis	5
	Schedule of Portfolio Investments	8
	Financial Statements
	- Statement of Assets and Liabilities	28
	- Statement of Operations	30
	- Statements of Changes in Net Assets	31
	- Statement of Cash Flows	32
	Financial Highlights	34
	Notes to Financial Statements	36
	Report of Independent Registered Public Accounting Firm	47
	Other Federal Income Tax Information	48
	Management	49
	Share Class Information	52
	Supplemental Information	53
	Approval of Investment Advisory Agreement	54

LETTER FROM THE CHIEF INVESTMENT OFFICER

Dear Shareholder:

The Access Capital Community Investment Fund (the “Fund”) continues to fulfill its double bottom line mission of generating a competitive risk-adjusted market rate of return while directing investment dollars to low-and- moderate income homeowners and rental properties, as well as underserved communities across 48 states, Puerto Rico, and the District of Columbia.

The Fund invests in customized U.S. agency guaranteed mortgage-backed securities (MBS) targeted to low- and moderate-income home buyers as well as a variety of government-backed loans and municipal securities supporting affordable rental housing, small businesses, and other entities serving the needs of low and moderate income communities. In addition to increasing capital flows to underserved communities, over time, the Fund’s investment process has provided investors with a competitive rate of return in a wide variety of market conditions.

For the fiscal year ending September 30, 2014, the Fund generated a total return of 3.76% (Class I shares net of fees) versus the Barclays U.S. Securitized Index which returned 3.70%. The effective duration on the Fund is 4.25 years versus the Index of 4.36, and the 30-day SEC yield of the Fund is 3.40%.

In 2014, fixed income funds faced challenging, volatile markets. Despite many and varied market cross currents caused by geopolitical events and speculation around changes in Federal Reserve policies, interest rate movements remained fairly contained. The 10 year Treasury yielded 2.5% on September 30, 2014 versus 2.6% the prior year. The U.S. Treasury curve flattened as two year Treasury rates rose about 25 basis points and 30 year U.S. Treasury rates rose about 50 basis points. A relatively stable interest rate environment has been favorable to the Access Capital strategy allowing investors to capture a favorable rate of return.

Access Capital remained focused on diligent security selection. The fund is populated with higher coupon mortgage-backed securities than is found in the benchmark. These securities performed well during the period, as muted prepayment levels allowed investors to capture higher levels of interest income than the benchmark index. The municipal securities in the portfolio outperformed during the year as a favorable technical environment and attractive valuations were supportive.

With the Fed’s ending this period of quantitative easing and with expectations that it is planning to raise interest rates in 2015, we may experience higher levels of volatility and will continue to focus on high quality securities with strong characteristics. Going forward, we will continue to seek opportunities to generate a competitive market rate of return.

On the impact side, Access continued to fulfill its community development mission. Since inception the Fund has supported:

14,502 Low - to moderate-income home buyers

49,413 Affordable rental units

5,062 Nursing home facility beds

27 Rural housing

1

LETTER FROM THE CHIEF INVESTMENT OFFICER

101 Rural enterprise

405 SBA loans

116 Community Economic development

14 Community-based not-for-profit organizations.

With increased market attention on impact investing strategies, we remain committed to our double-bottom line mission. Thank you for your continued confidence and trust in the Access Capital Community Investment Fund.

Sincerely,

Michael Lee, CFA

CEO, President and Chief Investment Officer

RBC Global Asset Management (U.S.) Inc.

Past performance is not a guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings. The information provided herein represents the opinions of the Fund Managers and is not intended to be a forecast of future results, nor investment advice.

Investment in the Fund involves risks including, but not limited to: the effects of leveraging the Fund’s portfolio; concentration in the affordable housing market and related mortgage backed securities; competition for investments; interest rate risk; and use of derivatives.

Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond fund, can decline and the investor can lose principal value. In general, the risk of price fluctuation increases with the length of the bond’s maturity.

A basis point is a unit equal to 1/100 of a percentage point and is used to denote the change in a financial instrument.

Effective duration is a calculation for bonds with embedded options. Effective duration takes into account that expected cash flows will fluctuate as interest rates change.

The Barclay’s U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, investment-grade bonds and asset-backed securities. One cannot invest directly in an Index.

2

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)”) serves as the investment advisor to the Access Capital Community Investment Fund. RBC GAM (US) employs a team approach to the management of the Access Capital Community Investment Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM (US). In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for its community investment strategy, including the Access Capital Community Investment Fund, and many of RBC GAM (US)’s government mandates. Brian joined RBC GAM (US) in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM (US), he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Scott Kirby

Vice President, Senior Portfolio Manager

Scott Kirby is a member of the government and mortgage research team in RBC GAM (US)’s fixed income group and serves as co-portfolio manager for the firm’s community investment strategy, including the Access Capital Community Investment Fund. Scott joined RBC GAM (US) in 2012 and most recently served as manager of investments of a broad-based asset portfolio for a large foundation, supporting its mission to reduce poverty. Previously he led the structured assets investment team of Ameriprise Financial/Riversource Investments, where he served as senior portfolio manager for more than $20 billion in agency and non-agency mortgage-backed, commercial mortgage-backed and asset-backed securities. He earned a BS in finance and an MBA in finance from the University of Minnesota Carlson School of Management.

Scott Kirby

3

PERFORMANCE SUMMARY

Average Annual Total Returns as of September 30, 2014

Access Capital Community Investment Fund
	1 Year	3 Year	5 Year	10 Year	Since Inception	Expense Ratio*
Class A (a)
- Including Maximum Sales Charge of 3.75%	(0.60)%	0.57%	2.13%	3.44%	4.17%
- At Net Asset Value	3.26%	1.86%	2.91%	3.83%	4.41%	1.01%
Class I (b)
- At Net Asset Value	3.76%	2.19%	3.21%	4.05%	4.71%	0.65%

Barclays U. S. Securitized Index (c)	3.70%	2.24%	3.83%	4.62%	5.32%
Barclays U. S. Aggregate Bond Index (c)	3.96%	2.43%	4.12%	4.62%	5.37%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us.

The Barclays U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, investment-grade bonds and asset-backed securities.

The Barclays U.S. Aggregate Bond Index is an unmanaged index that tracks the performance of a representative list of government, corporate, asset-backed and mortgage-backed securities.

(a) The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(b) Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(c) You cannot invest directly into the index.

* The Fund’s expenses reflect the most recent year end (September 30, 2014).

4

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Access Capital Community Investment Fund

Invests in geographically specific debt securities located in portions of the United States designated by Fund Shareholders. The Fund invests primarily in debt instruments supporting the affordable housing and economic development serving low- and moderate- income individuals and communities. Investment securities include government-guaranteed loans, asset- backed securities, particularly mortgage-backed securities, small business loans, and taxable municipal securities.

Investment Strategy
For the year ended September 30, 2014, the Fund had a total return of 3.76% (Class I). That compares to a total return of 3.70% for the Barclays Capital U.S. Securitized Index.	Performance

•   Security selections within the single-family mortgage pools performed well as muted prepayment experience maximized carry.

•   Hedging strategies were beneficial as the curve flattened during the period.

•   Security selections within the Fund’s municipal holdings were also a positive contributing factor.

Factors That Made Positive Contributions
• Spread widening in agency collateralized mortgage backed securities detracted from the Fund’s relative returns. • Agency mortgage backed security coupon stack positioning was also a minor detractor.	Factors That Detracted from Relative Returns

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

Please refer to the Schedule of Portfolio Investments in this report for a complete list of Fund holdings.

5

	MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

	Access Capital Community Investment Fund
Investment Objective Benchmark	Current income and capital appreciation
	Barclays U.S. Securitized Index Barclays U.S. Aggregate Bond Index

Asset Allocation (as of 9/30/14) (% of fund’s investments)

Top Ten Holdings (as of 9/30/14) (% of fund’s net assets)	Fannie Mae Pool #AK2386, 3.50%, 2/1/42	2.62%	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27	1.41%
	Small Business Administration, 1.45%, 3/25/36	2.19%	Ginnie Mae, Series 2012-114, Class A, 2.10%, 1/16/53	1.27%
	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 1/31/35	1.87%	Fannie Mae Pool #466934, 4.10%, 1/1/21	1.27%
	Fannie Mae Pool #465537, 4.20%, 7/1/20	1.60%	Ginnie Mae Pool #AC9541, 2.12%, 2/15/48	1.17%
	Ginnie Mae Series 2012-58, Class B, 2.20%, 3/16/44	1.49%	Ginnie Mae, Series 2012-33, Class B, 2.89%, 3/16/46	1.15%

	*A listing of all portfolio holdings can be found beginning on page 8.

6

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Access Capital Community Investment Fund

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

Growth of $10,000 Initial Investment Over 10 Years

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

September 30, 2014

Principal Amount		Value
Municipal Bonds — 4.75%
California — 0.22%
$ 95,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$96,068

975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	995,777

		1,091,845

Delaware — 0.71%
55,000	Delaware State Housing Authority Revenue, 4.50%, 7/1/15, (Credit Support: AGM), Callable 1/1/15 @ 100	55,576

130,000	Delaware State Housing Authority Revenue, 4.55%, 1/1/16, (Credit Support: AGM), Callable 1/1/15 @ 100	130,178

135,000	Delaware State Housing Authority Revenue, 4.55%, 7/1/16, (Credit Support: AGM), Callable 1/1/15 @ 100	135,185

295,000	Delaware State Housing Authority Revenue, 4.65%, 7/1/26, (Credit Support: AMBAC), Callable 7/1/15 @ 100	296,614

645,000	Delaware State Housing Authority Revenue, Series 2, 1.50%, 1/1/15, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	645,955

740,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 7/1/23, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	744,906

860,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 7/1/28, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	879,909

620,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 7/1/31, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	637,019

		3,525,342

Massachusetts — 1.83%
545,000	Massachusetts Housing Finance Agency Revenue, Series 170, 1.51%, 12/1/17	540,030

250,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.21%, 6/1/18	250,000

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	$329,673

160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	160,190

575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	572,775

205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	208,362

6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17 @ 100	7,043,878

		9,104,908

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, FHA), Callable 9/1/18 @ 105	102,271

New York — 1.91%
750,000	New York City Housing Development Corp. Revenue, 1.54%, 2/1/17	750,427

500,000	New York City Housing Development Corp. Revenue, 1.73%, 8/1/17	503,100

750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	755,917

665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	675,573

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	711,844

1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	1,010,390

1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.59%, 4/1/18	1,323,866

1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,324,173

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	$1,330,955

1,140,000	New York State Mortgage Agency Revenue, Series 187, 1.59%, 4/1/18	1,136,626

		9,522,871

Vermont — 0.06%
160,000	Vermont Housing Finance Agency Revenue, Series C, 1.20%, 8/15/16	159,544

165,000	Vermont Housing Finance Agency Revenue, Series C, 1.95%, 8/15/17	164,952

		324,496

Total Municipal Bonds		23,671,733

(Cost $23,256,567)
U.S. Government Agency Backed Mortgages — 104.52%
Fannie Mae — 66.49%
1,850	Pool #253214, 7.00%, 1/1/15	1,854
48,758	Pool #257612, 5.00%, 5/1/38	54,436
365,287	Pool #257613, 5.50%, 6/1/38	404,113
171,018	Pool #257631, 6.00%, 7/1/38	193,037
54,567	Pool #257632, 5.50%, 7/1/38	61,424
131,011	Pool #257649, 5.50%, 7/1/38	146,389
76,101	Pool #257656, 6.00%, 8/1/38	85,899
132,659	Pool #257663, 5.50%, 8/1/38	148,397
116,911	Pool #257857, 6.00%, 12/1/37	131,963
66,396	Pool #257869, 5.50%, 12/1/37	74,636
119,550	Pool #257890, 5.50%, 2/1/38	133,676
124,788	Pool #257892, 5.50%, 2/1/38	138,052
48,072	Pool #257897, 5.50%, 2/1/38	54,120
46,947	Pool #257898, 6.00%, 2/1/38	52,992
52,136	Pool #257902, 6.00%, 2/1/38	58,848
138,875	Pool #257903, 5.50%, 2/1/38	154,916
83,018	Pool #257913, 5.50%, 1/1/38	93,152
74,252	Pool #257926, 5.50%, 3/1/38	83,594
58,054	Pool #257942, 5.50%, 4/1/38	65,358
99,309	Pool #257943, 6.00%, 4/1/38	112,095
79,971	Pool #257995, 6.00%, 7/1/38	90,267
67,150	Pool #258022, 5.50%, 5/1/34	76,186
90,132	Pool #258027, 5.00%, 5/1/34	99,965
105,834	Pool #258030, 5.00%, 5/1/34	117,348
149,538	Pool #258070, 5.00%, 6/1/34	166,764
44,971	Pool #258121, 5.50%, 6/1/34	51,023
147,816	Pool #258152, 5.50%, 8/1/34	167,014

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$208,564	Pool #258157, 5.00%, 8/1/34	$231,319
175,840	Pool #258163, 5.50%, 8/1/34	198,239
125,850	Pool #258166, 5.50%, 9/1/34	140,996
78,925	Pool #258171, 5.50%, 10/1/34	89,041
159,791	Pool #258173, 5.50%, 10/1/34	179,023
147,112	Pool #258180, 5.00%, 10/1/34	162,933
43,736	Pool #258222, 5.00%, 11/1/34	48,665
114,699	Pool #258224, 5.50%, 12/1/34	128,503
213,960	Pool #258238, 5.00%, 1/1/35	236,969
100,855	Pool #258251, 5.50%, 1/1/35	113,545
117,368	Pool #258258, 5.00%, 1/1/35	129,989
237,304	Pool #258305, 5.00%, 3/1/35	262,786
103,170	Pool #258336, 5.00%, 4/1/35	114,716
68,326	Pool #258340, 5.00%, 3/1/35	75,973
68,869	Pool #258393, 5.00%, 5/1/35	76,576
70,210	Pool #258394, 5.00%, 5/1/35	78,067
265,070	Pool #258395, 5.50%, 6/1/35	296,806
67,657	Pool #258403, 5.00%, 6/1/35	75,229
90,955	Pool #258404, 5.00%, 6/1/35	100,950
52,678	Pool #258410, 5.00%, 4/1/35	58,573
55,653	Pool #258411, 5.50%, 5/1/35	63,012
126,869	Pool #258448, 5.00%, 8/1/35	140,354
215,703	Pool #258450, 5.50%, 8/1/35	241,529
100,936	Pool #258456, 5.00%, 8/1/35	111,807
74,070	Pool #258479, 5.50%, 7/1/35	83,251
90,988	Pool #258552, 5.00%, 11/1/35	101,327
404,184	Pool #258571, 5.50%, 11/1/35	452,702
97,583	Pool #258600, 6.00%, 1/1/36	110,146
382,625	Pool #258627, 5.50%, 2/1/36	427,837
112,619	Pool #258634, 5.50%, 2/1/36	126,032
60,507	Pool #258658, 5.50%, 3/1/36	68,234
59,156	Pool #258737, 5.50%, 12/1/35	66,636
82,971	Pool #258763, 6.00%, 5/1/36	93,700
48,334	Pool #259004, 8.00%, 2/1/30	58,624
54,767	Pool #259030, 8.00%, 4/1/30	65,813
51,381	Pool #259181, 6.50%, 3/1/31	59,115
18,190	Pool #259187, 6.50%, 4/1/31	20,494
81,135	Pool #259190, 6.50%, 4/1/31	93,504
78,764	Pool #259201, 6.50%, 4/1/31	90,799
39,808	Pool #259306, 6.50%, 9/1/31	45,823
92,345	Pool #259316, 6.50%, 11/1/31	106,476
35,310	Pool #259378, 6.00%, 12/1/31	40,102
39,214	Pool #259393, 6.00%, 1/1/32	44,579
48,875	Pool #259590, 5.50%, 11/1/32	55,323
201,727	Pool #259611, 5.50%, 11/1/32	226,399
109,125	Pool #259614, 6.00%, 11/1/32	123,779
61,990	Pool #259634, 5.50%, 12/1/32	68,986
67,482	Pool #259655, 5.50%, 2/1/33	76,410

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 156,961	Pool #259659, 5.50%, 2/1/33	$176,461
37,481	Pool #259671, 5.50%, 2/1/33	42,440
91,783	Pool #259686, 5.50%, 3/1/33	103,163
44,382	Pool #259722, 5.00%, 5/1/33	49,294
55,988	Pool #259724, 5.00%, 5/1/33	62,254
143,878	Pool #259725, 5.00%, 5/1/33	159,448
70,438	Pool #259726, 5.00%, 5/1/33	78,112
120,840	Pool #259729, 5.00%, 6/1/33	133,986
64,184	Pool #259734, 5.50%, 5/1/33	71,676
70,529	Pool #259761, 5.00%, 6/1/33	78,731
134,963	Pool #259764, 5.00%, 7/1/33	149,646
134,792	Pool #259777, 5.00%, 7/1/33	149,456
93,516	Pool #259781, 5.00%, 7/1/33	103,807
56,914	Pool #259789, 5.00%, 7/1/33	63,417
104,403	Pool #259807, 5.00%, 8/1/33	115,760
145,497	Pool #259816, 5.00%, 8/1/33	161,326
31,570	Pool #259819, 5.00%, 8/1/33	35,177
136,475	Pool #259830, 5.00%, 8/1/33	151,321
38,596	Pool #259848, 5.00%, 9/1/33	43,006
81,363	Pool #259867, 5.50%, 10/1/33	92,006
104,299	Pool #259869, 5.50%, 10/1/33	117,031
126,867	Pool #259875, 5.50%, 10/1/33	143,345
78,399	Pool #259876, 5.50%, 10/1/33	88,582
45,308	Pool #259879, 5.50%, 10/1/33	51,405
92,417	Pool #259906, 5.50%, 11/1/33	103,917
57,442	Pool #259928, 5.50%, 12/1/33	65,226
204,113	Pool #259930, 5.00%, 11/1/33	226,318
2,462	Pool #259939, 5.50%, 11/1/33	2,793
43,126	Pool #259961, 5.50%, 3/1/34	48,930
119,188	Pool #259976, 5.00%, 3/1/34	132,676
43,316	Pool #259998, 5.00%, 3/1/34	48,265
515,779	Pool #381985, 7.97%, 9/1/17	514,775
848,338	Pool #387472, 4.89%, 6/1/15	851,253
7,292,122	Pool #465537, 4.20%, 7/1/20	7,968,964
715,641	Pool #465946, 3.61%, 9/1/20	760,332
5,795,387	Pool #466934, 4.10%, 1/1/21	6,306,065
3,322,875	Pool #467882, 4.24%, 6/1/21	3,647,165
2,393,229	Pool #468104, 3.93%, 5/1/18	2,568,996
593,694	Pool #469239, 2.69%, 10/1/18	611,328
461,306	Pool #470439, 2.91%, 5/1/22	468,650
3,344,401	Pool #470561, 2.94%, 2/1/22	3,408,946
963,882	Pool #471478, 2.61%, 8/1/22	957,806
3,539,372	Pool #471948, 2.86%, 7/1/22	3,578,488
220,874	Pool #557295, 7.00%, 12/1/29	255,580
32,009	Pool #575886, 7.50%, 1/1/31	38,179
82,413	Pool #576445, 6.00%, 1/1/31	93,057
180,165	Pool #579402, 6.50%, 4/1/31	207,233
156,668	Pool #583728, 6.50%, 6/1/31	180,425

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 78,496	Pool #585148, 6.50%, 7/1/31	$90,492
39,649	Pool #590931, 6.50%, 7/1/31	45,686
70,546	Pool #590932, 6.50%, 7/1/31	81,142
175,525	Pool #601865, 6.50%, 4/1/31	199,589
139,529	Pool #601868, 6.00%, 7/1/29	157,889
124,262	Pool #607611, 6.50%, 11/1/31	142,969
219,463	Pool #634271, 6.50%, 5/1/32	252,475
46,067	Pool #640146, 5.00%, 12/1/17	48,371
141,863	Pool #644232, 6.50%, 6/1/32	163,265
29,572	Pool #644432, 6.50%, 7/1/32	33,961
48,270	Pool #644437, 6.50%, 6/1/32	55,551
3,149,099	Pool #663159, 5.00%, 7/1/32(a)	3,485,324
177,571	Pool #670278, 5.50%, 11/1/32	200,886
49,798	Pool #676702, 5.50%, 11/1/32	56,215
58,778	Pool #677591, 5.50%, 12/1/32	66,078
299,569	Pool #681883, 6.00%, 3/1/33	339,373
73,902	Pool #683087, 5.00%, 1/1/18	77,924
48,930	Pool #684644, 4.50%, 6/1/18	51,729
281,507	Pool #686542, 5.50%, 3/1/33	313,275
429,303	Pool #695961, 5.50%, 1/1/33	480,901
335,375	Pool #696407, 5.50%, 4/1/33	377,929
737,056	Pool #702478, 5.50%, 6/1/33	826,350
230,186	Pool #702479, 5.00%, 6/1/33	255,109
79,346	Pool #703210, 5.50%, 9/1/32	88,300
351,861	Pool #720025, 5.00%, 8/1/33	390,140
286,855	Pool #723066, 5.00%, 4/1/33	317,846
289,590	Pool #723067, 5.50%, 5/1/33	324,217
253,220	Pool #723068, 4.50%, 5/1/33	274,485
312,266	Pool #723070, 4.50%, 5/1/33	338,491
427,932	Pool #727311, 4.50%, 9/1/33	465,760
1,005,536	Pool #727312, 5.00%, 9/1/33	1,116,184
250,730	Pool #727315, 6.00%, 10/1/33	284,459
307,136	Pool #738589, 5.00%, 9/1/33	340,549
184,397	Pool #738683, 5.00%, 9/1/33	204,458
343,906	Pool #739269, 5.00%, 9/1/33	381,319
183,702	Pool #743595, 5.50%, 10/1/33	205,926
189,914	Pool #748041, 4.50%, 10/1/33	206,049
238,706	Pool #749891, 5.00%, 9/1/33	265,718
293,810	Pool #749897, 4.50%, 9/1/33	318,772
52,104	Pool #750984, 5.00%, 12/1/18	55,686
171,753	Pool #751008, 5.00%, 12/1/18	182,626
280,540	Pool #753533, 5.00%, 11/1/33	311,059
99,442	Pool #755679, 6.00%, 1/1/34	112,656
115,663	Pool #755745, 5.00%, 1/1/34	129,114
166,899	Pool #755746, 5.50%, 12/1/33	189,359
46,303	Pool #763551, 5.50%, 3/1/34	52,534
328,404	Pool #763820, 5.50%, 1/1/34	368,493
111,108	Pool #763824, 5.00%, 3/1/34	123,195

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 132,430	Pool #765216, 5.00%, 1/1/19	$141,534
30,986	Pool #765217, 4.50%, 1/1/19	32,758
70,621	Pool #765306, 5.00%, 2/1/19	75,090
34,317	Pool #773084, 4.50%, 3/1/19	36,279
15,523	Pool #773096, 4.50%, 3/1/19	16,411
182,793	Pool #773175, 5.00%, 5/1/34	202,679
235,352	Pool #773476, 5.50%, 7/1/19	252,047
88,350	Pool #773547, 5.00%, 5/1/34	97,989
42,494	Pool #773553, 5.00%, 4/1/34	47,488
382,429	Pool #773568, 5.50%, 5/1/34	428,694
174,647	Pool #776850, 5.50%, 11/1/34	195,666
51,556	Pool #776851, 6.00%, 10/1/34	58,322
65,763	Pool #777444, 5.50%, 5/1/34	74,612
2,048,625	Pool #777621, 5.00%, 2/1/34(a)	2,271,493
149,366	Pool #781437, 6.00%, 8/1/34	168,878
93,027	Pool #781741, 6.00%, 9/1/34	105,374
184,223	Pool #781907, 5.00%, 2/1/21	199,012
226,071	Pool #781954, 5.00%, 6/1/34	250,665
214,029	Pool #781959, 5.50%, 6/1/34	239,921
415,063	Pool #781960, 5.50%, 6/1/34	465,275
361,580	Pool #783893, 5.50%, 12/1/34	405,436
192,710	Pool #783929, 5.50%, 10/1/34	216,083
66,876	Pool #788329, 6.50%, 8/1/34	74,839
65,639	Pool #790282, 6.00%, 7/1/34	74,380
179,446	Pool #797623, 5.00%, 7/1/35	198,519
157,846	Pool #797626, 5.50%, 7/1/35	176,646
136,130	Pool #797627, 5.00%, 7/1/35	150,599
128,401	Pool #797674, 5.50%, 9/1/35	143,774
506,332	Pool #798725, 5.50%, 11/1/34	567,270
167,363	Pool #799547, 5.50%, 9/1/34	188,264
117,073	Pool #799548, 6.00%, 9/1/34	132,200
1,507,197	Pool #806754, 4.50%, 9/1/34(a)	1,635,250
366,886	Pool #806757, 6.00%, 9/1/34	414,884
1,470,832	Pool #806761, 5.50%, 9/1/34(a)	1,648,768
81,186	Pool #808185, 5.50%, 3/1/35	91,008
353,648	Pool #808205, 5.00%, 1/1/35	391,679
68,011	Pool #813942, 5.00%, 11/1/20	73,373
485,117	Pool #815009, 5.00%, 4/1/35	536,983
380,405	Pool #817641, 5.00%, 11/1/35	421,967
135,417	Pool #820334, 5.00%, 9/1/35	149,810
577,791	Pool #820335, 5.00%, 9/1/35	639,203
199,761	Pool #820336, 5.00%, 9/1/35	221,587
438,215	Pool #822008, 5.00%, 5/1/35	485,066
903,606	Pool #829005, 5.00%, 8/1/35	999,649
202,574	Pool #829006, 5.50%, 9/1/35	226,828
164,073	Pool #829274, 5.00%, 8/1/35	181,512
467,443	Pool #829275, 5.00%, 8/1/35	517,127
176,686	Pool #829276, 5.00%, 8/1/35	195,466

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 132,314	Pool #829277, 5.00%, 8/1/35	$146,378
613,683	Pool #829649, 5.50%, 3/1/35	687,541
431,330	Pool #844361, 5.50%, 11/1/35	482,702
182,284	Pool #845245, 5.50%, 11/1/35	205,959
64,675	Pool #866969, 6.00%, 2/1/36	73,058
174,009	Pool #867569, 6.00%, 2/1/36	196,412
181,558	Pool #867574, 5.50%, 2/1/36	203,862
154,850	Pool #868788, 6.00%, 3/1/36	174,787
214,122	Pool #870599, 6.00%, 6/1/36	241,690
166,146	Pool #870684, 6.00%, 7/1/36	187,537
519,205	Pool #871072, 5.50%, 2/1/37	579,583
3,044,455	Pool #874900, 5.45%, 10/1/17	3,380,133
258,206	Pool #882044, 6.00%, 5/1/36	291,450
193,732	Pool #884693, 5.50%, 4/1/36	217,533
1,053,330	Pool #885724, 5.50%, 6/1/36(a)	1,177,795
84,946	Pool #908671, 6.00%, 1/1/37	95,967
274,859	Pool #908672, 5.50%, 1/1/37	306,823
593,313	Pool #911730, 5.50%, 12/1/21	642,038
189,055	Pool #919368, 5.50%, 4/1/37	211,986
474,000	Pool #922582, 6.00%, 12/1/36	535,027
1,057,928	Pool #934941, 5.00%, 8/1/39(a)	1,170,375
820,570	Pool #934942, 5.00%, 9/1/39(a)	906,249
295,120	Pool #941204, 5.50%, 6/1/37	329,716
164,602	Pool #943394, 5.50%, 6/1/37	184,566
475,363	Pool #944502, 6.00%, 6/1/37	536,565
134,386	Pool #945853, 6.00%, 7/1/37	151,688
371,947	Pool #948600, 6.00%, 8/1/37	419,835
166,042	Pool #948672, 5.50%, 8/1/37	185,247
463,045	Pool #952598, 6.00%, 7/1/37	522,662
239,613	Pool #952623, 6.00%, 8/1/37	270,463
349,279	Pool #952632, 6.00%, 7/1/37	394,248
138,675	Pool #952665, 6.00%, 8/1/37	156,530
392,043	Pool #952678, 6.50%, 8/1/37	442,070
110,560	Pool #952693, 6.50%, 8/1/37	124,562
2,469,709	Pool #957324, 5.43%, 5/1/18	2,763,768
371,070	Pool #958502, 5.07%, 5/1/19	415,397
212,197	Pool #960919, 5.00%, 2/1/38	234,751
249,744	Pool #975769, 5.50%, 3/1/38	278,552
140,418	Pool #982656, 5.50%, 6/1/38	155,343
86,229	Pool #982898, 5.00%, 5/1/38	95,502
155,918	Pool #983033, 5.00%, 5/1/38	172,198
155,162	Pool #984842, 5.50%, 6/1/38	173,060
81,677	Pool #986230, 5.00%, 7/1/38	90,499
387,211	Pool #986239, 6.00%, 7/1/38	437,064
421,595	Pool #986957, 5.50%, 7/1/38	469,963
82,298	Pool #990510, 5.50%, 8/1/38	92,409
379,039	Pool #990511, 6.00%, 8/1/38	427,840
181,863	Pool #990617, 5.50%, 9/1/38	202,955

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 400,629	Pool #AA0526, 5.00%, 12/1/38	$443,087
541,939	Pool #AA0527, 5.50%, 12/1/38	599,542
439,923	Pool #AA0644, 4.50%, 3/1/39	477,093
608,388	Pool #AA0645, 4.50%, 3/1/39	661,408
164,031	Pool #AA2243, 4.50%, 5/1/39	179,146
536,990	Pool #AA3142, 4.50%, 3/1/39	580,264
116,267	Pool #AA3143, 4.00%, 3/1/39	123,166
551,672	Pool #AA3206, 4.00%, 4/1/39	583,544
558,192	Pool #AA3207, 4.50%, 3/1/39	603,523
185,076	Pool #AA4468, 4.00%, 4/1/39	195,768
967,867	Pool #AA7042, 4.50%, 6/1/39	1,045,864
436,251	Pool #AA7658, 4.00%, 6/1/39	461,318
383,382	Pool #AA7659, 4.50%, 6/1/39	416,972
428,671	Pool #AA7741, 4.50%, 6/1/24	459,080
364,470	Pool #AA8455, 4.50%, 6/1/39	396,403
4,094,067	Pool #AB7798, 3.00%, 1/1/43	4,043,371
4,532,175	Pool #AB9203, 3.00%, 4/1/43	4,476,054
2,149,723	Pool #AB9204, 3.00%, 4/1/43	2,123,104
1,577,536	Pool #AB9831, 3.00%, 6/1/43(a)	1,557,509
1,156,238	Pool #AC1463, 5.00%, 8/1/39(a)	1,281,301
116,956	Pool #AC1464, 5.00%, 8/1/39	129,387
1,351,487	Pool #AC2109, 4.50%, 7/1/39	1,461,031
298,948	Pool #AC4394, 5.00%, 9/1/39	331,284
734,301	Pool #AC4395, 5.00%, 9/1/39	814,644
474,348	Pool #AC5328, 5.00%, 10/1/39	526,841
393,903	Pool #AC5329, 5.00%, 10/1/39	434,540
782,764	Pool #AC6304, 5.00%, 11/1/39(a)	865,964
365,911	Pool #AC6305, 5.00%, 11/1/39	406,404
874,728	Pool #AC6307, 5.00%, 12/1/39(a)	967,702
744,199	Pool #AC6790, 5.00%, 12/1/39	826,556
2,969,739	Pool #AC7199, 5.00%, 12/1/39(a)	3,285,390
1,589,814	Pool #AD1470, 5.00%, 2/1/40	1,758,794
2,246,420	Pool #AD1471, 4.50%, 2/1/40(a)	2,427,450
1,040,732	Pool #AD1560, 5.00%, 3/1/40(a)	1,151,350
2,348,563	Pool #AD1585, 4.50%, 2/1/40(a)	2,537,824
827,228	Pool #AD1586, 5.00%, 1/1/40(a)	915,153
686,691	Pool #AD1638, 4.50%, 2/1/40	742,243
544,003	Pool #AD1640, 4.50%, 3/1/40	587,842
2,311,031	Pool #AD1942, 4.50%, 1/1/40(a)	2,497,267
791,764	Pool #AD1943, 5.00%, 1/1/40(a)	875,920
2,737,394	Pool #AD1988, 4.50%, 2/1/40(a)	2,957,989
422,296	Pool #AD2896, 5.00%, 3/1/40	469,359
1,443,060	Pool #AD4456, 4.50%, 4/1/40(a)	1,559,350
331,760	Pool #AD4457, 4.50%, 4/1/40	358,495
1,167,899	Pool #AD4458, 4.50%, 4/1/40	1,262,380
625,030	Pool #AD4940, 4.50%, 6/1/40	680,184
573,413	Pool #AD4946, 4.50%, 6/1/40	624,012
638,783	Pool #AD5728, 5.00%, 4/1/40	709,972

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 908,715	Pool #AD7239, 4.50%, 7/1/40	$989,328
623,375	Pool #AD7242, 4.50%, 7/1/40	673,611
554,681	Pool #AD7256, 4.50%, 7/1/40	604,321
1,228,125	Pool #AD7271, 4.50%, 7/1/40	1,327,095
699,650	Pool #AD7272, 4.50%, 7/1/40	761,388
961,218	Pool #AD8960, 5.00%, 6/1/40	1,066,239
1,003,507	Pool #AD9613, 4.50%, 8/1/40	1,084,689
1,727,198	Pool #AD9614, 4.50%, 8/1/40(a)	1,866,925
499,856	Pool #AE2011, 4.00%, 9/1/40	527,173
2,067,625	Pool #AE2012, 4.00%, 9/1/40(a)	2,183,202
1,286,208	Pool #AE2023, 4.00%, 9/1/40(a)	1,358,105
1,370,167	Pool #AE5432, 4.00%, 10/1/40(a)	1,446,757
566,827	Pool #AE5435, 4.50%, 9/1/40	612,682
454,500	Pool #AE5806, 4.50%, 9/1/40	494,820
1,199,244	Pool #AE5861, 4.00%, 10/1/40	1,266,280
580,877	Pool #AE5862, 4.00%, 10/1/40	612,621
1,001,836	Pool #AE5863, 4.00%, 10/1/40	1,056,585
899,154	Pool #AE6850, 4.00%, 10/1/40	949,415
674,007	Pool #AE6851, 4.00%, 10/1/40	711,683
651,308	Pool #AE7699, 4.00%, 11/1/40	687,715
932,609	Pool #AE7703, 4.00%, 10/1/40	984,741
1,798,318	Pool #AE7707, 4.00%, 11/1/40(a)	1,898,841
772,563	Pool #AH0300, 4.00%, 11/1/40	815,748
1,240,832	Pool #AH0301, 3.50%, 11/1/40	1,273,258
562,905	Pool #AH0302, 4.00%, 11/1/40	594,370
775,623	Pool #AH0306, 4.00%, 12/1/40(a)	820,676
1,064,423	Pool #AH0508, 4.00%, 11/1/40	1,123,923
1,631,195	Pool #AH0537, 4.00%, 12/1/40	1,723,396
1,211,966	Pool #AH0914, 4.50%, 11/1/40(a)	1,310,012
1,277,571	Pool #AH0917, 4.00%, 12/1/40(a)	1,348,985
1,131,709	Pool #AH1077, 4.00%, 1/1/41	1,200,097
1,414,778	Pool #AH2973, 4.00%, 12/1/40	1,493,641
1,237,013	Pool #AH2980, 4.00%, 1/1/41	1,305,967
1,297,305	Pool #AH5656, 4.00%, 1/1/41(a)	1,370,634
865,668	Pool #AH5657, 4.00%, 2/1/41(a)	913,922
1,414,827	Pool #AH5658, 4.00%, 2/1/41	1,493,693
905,686	Pool #AH5662, 4.00%, 2/1/41(a)	956,171
1,255,659	Pool #AH5882, 4.00%, 2/1/26	1,336,983
1,203,922	Pool #AH6764, 4.00%, 3/1/41(a)	1,271,031
2,715,877	Pool #AH6768, 4.00%, 3/1/41(a)	2,867,265
735,413	Pool #AH7277, 4.00%, 3/1/41	775,602
1,593,623	Pool #AH7281, 4.00%, 3/1/41(a)	1,680,712
660,764	Pool #AH7526, 4.50%, 3/1/41	717,419
1,898,059	Pool #AH7537, 4.00%, 3/1/41(a)	2,001,785
1,024,928	Pool #AH8878, 4.50%, 4/1/41	1,107,843
923,783	Pool #AH8885, 4.50%, 4/1/41	998,516
1,054,303	Pool #AH9050, 3.50%, 2/1/26	1,110,683
612,492	Pool #AI0114, 4.00%, 3/1/41	645,964

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 1,442,295	Pool #AI1846, 4.50%, 5/1/41(a)	$1,558,974
1,032,383	Pool #AI1847, 4.50%, 5/1/41(a)	1,115,901
1,976,573	Pool #AI1848, 4.50%, 5/1/41(a)	2,136,475
1,243,087	Pool #AI1849, 4.50%, 5/1/41(a)	1,352,974
678,212	Pool #AJ0651, 4.00%, 8/1/41	715,911
877,921	Pool #AJ7668, 4.00%, 11/1/41	926,721
1,168,203	Pool #AJ9133, 4.00%, 1/1/42(a)	1,233,139
12,718,700	Pool #AK2386, 3.50%, 2/1/42(a)	13,035,177
5,363,386	Pool #AK6715, 3.50%, 3/1/42(a)	5,496,842
1,913,341	Pool #AK6716, 3.50%, 3/1/42(a)	1,960,950
748,034	Pool #AK6718, 3.50%, 2/1/42	766,648
484,452	Pool #AM0635, 2.55%, 10/1/22	475,174
3,634,042	Pool #AM2935, 3.69%, 9/1/23	3,858,648
5,068,028	Pool #AM4392, 3.79%, 10/1/23	5,414,549
513,704	Pool #AM4590, 3.18%, 10/1/20	534,382
2,412,144	Pool #AM5335, 3.69%, 2/1/24	2,557,791
1,984,303	Pool #AM5486, 3.70%, 2/1/24	2,105,768
1,206,058	Pool #AO2923, 3.50%, 5/1/42	1,235,314
3,519,614	Pool #AO8029, 3.50%, 7/1/42(a)	3,604,992
989,855	Pool #AP7483, 3.50%, 9/1/42	1,012,939
1,197,262	Pool #AQ6710, 2.50%, 10/1/27	1,208,440
2,585,823	Pool #AQ7193, 3.50%, 7/1/43	2,645,317
2,876,646	Pool #AR3088, 3.00%, 1/1/43	2,842,823
1,056,957	Pool #AR6712, 3.00%, 1/1/43	1,044,860
1,269,070	Pool #AR6928, 3.00%, 3/1/43	1,253,356
982,450	Pool #AR6933, 3.00%, 3/1/43	970,284
1,132,305	Pool #AS1916, 4.00%, 3/1/44(a)	1,194,361
1,014,830	Pool #AS1917, 4.00%, 3/1/44	1,070,447
1,417,099	Pool #AS2129, 4.00%, 3/1/44	1,494,984
1,939,555	Pool #AS2439, 4.00%, 5/1/44(a)	2,046,155
4,779,179	Pool #AS2784, 4.00%, 7/1/44	5,041,847
2,897,741	Pool #AS3244, 4.00%, 9/1/44	3,057,003
2,991,055	Pool #AS3494, 4.00%, 10/1/44	3,155,446
1,894,330	Pool #AT0536, 4.00%, 10/1/43(a)	1,997,852
2,028,788	Pool #AT0542, 4.50%, 12/1/43(a)	2,190,378
1,550,056	Pool #AT2688, 3.00%, 5/1/43	1,530,861
2,023,088	Pool #AT2689, 3.00%, 5/1/43	1,998,037
1,190,294	Pool #AT2690, 3.00%, 4/1/43	1,175,555
892,469	Pool #AT2691, 3.00%, 5/1/43	881,417
1,282,845	Pool #AT3963, 2.50%, 3/1/28	1,293,017
1,031,962	Pool #AT7873, 2.50%, 6/1/28	1,041,113
869,519	Pool #AT8051, 3.00%, 6/1/43	858,481
1,527,640	Pool #AU0971, 3.50%, 8/1/43(a)	1,562,787
1,360,405	Pool #AU2165, 3.50%, 7/1/43(a)	1,391,705
1,233,105	Pool #AU2188, 3.50%, 8/1/43	1,261,476
1,057,855	Pool #AU3700, 3.50%, 8/1/43	1,083,186
1,001,368	Pool #AU4653, 3.50%, 9/1/43	1,024,877
1,832,470	Pool #AU6054, 4.00%, 9/1/43	1,932,612

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$1,203,350	Pool #AU6718, 4.00%, 10/1/43	$1,270,615
1,622,755	Pool #AU7003, 4.00%, 11/1/43(a)	1,717,522
1,193,730	Pool #AU7005, 4.00%, 11/1/43	1,261,577
1,605,688	Pool #AV0679, 4.00%, 12/1/43(a)	1,699,458
1,114,267	Pool #AV9282, 4.00%, 2/1/44	1,175,334
1,652,908	Pool #AW0993, 4.00%, 5/1/44(a)	1,749,435
965,259	Pool #AW1565, 4.00%, 4/1/44	1,018,311
1,462,272	Pool #AW3671, 4.00%, 4/1/44(a)	1,542,640
1,358,676	Pool #AW5046, 4.00%, 7/1/44	1,433,350
1,435,263	Pool #AW5047, 4.00%, 7/1/44	1,514,146
1,171,316	Pool #AW7040, 4.00%, 6/1/44	1,235,692
2,224,079	Pool #AW8629, 3.50%, 5/1/44	2,275,250
250,105	Pool #MC0007, 5.50%, 12/1/38	276,688
59,197	Pool #MC0013, 5.50%, 12/1/38	66,608
97,221	Pool #MC0014, 5.50%, 12/1/38	109,210
79,292	Pool #MC0016, 5.50%, 11/1/38	88,971
253,397	Pool #MC0038, 4.50%, 3/1/39	277,618
117,434	Pool #MC0046, 4.00%, 4/1/39	124,182
27,238	Pool #MC0047, 4.50%, 4/1/39	29,748
54,397	Pool #MC0059, 4.00%, 4/1/39	57,846
206,017	Pool #MC0081, 4.00%, 5/1/39	217,984
218,695	Pool #MC0082, 4.50%, 5/1/39	237,857
117,771	Pool #MC0112, 4.50%, 6/1/39	129,507
214,677	Pool #MC0127, 4.50%, 7/1/39	233,721
71,156	Pool #MC0135, 4.50%, 6/1/39	78,069
386,421	Pool #MC0137, 4.50%, 7/1/39	417,562
970,526	Pool #MC0154, 4.50%, 8/1/39(a)	1,048,737
100,047	Pool #MC0155, 5.00%, 8/1/39	111,322
500,430	Pool #MC0160, 4.50%, 8/1/39	540,993
592,803	Pool #MC0171, 4.50%, 9/1/39	640,575
347,579	Pool #MC0177, 4.50%, 9/1/39	378,032
135,378	Pool #MC0270, 4.50%, 3/1/40	146,288
785,089	Pool #MC0325, 4.50%, 7/1/40	854,489
73,650	Pool #MC0422, 4.00%, 2/1/41	78,170
101,258	Pool #MC0426, 4.50%, 1/1/41	109,449
945,267	Pool #MC0584, 4.00%, 1/1/42	997,811
499,132	Pool #MC0585, 4.00%, 1/1/42	526,877
70,848	Pool #MC3344, 5.00%, 12/1/38	78,788

		331,149,733

Freddie Mac — 9.55%
94,300	Pool #A10124, 5.00%, 6/1/33	104,477
237,503	Pool #A10548, 5.00%, 6/1/33	263,136
518,436	Pool #A12237, 5.00%, 8/1/33	574,391
381,950	Pool #A12969, 4.50%, 8/1/33	414,789
79,908	Pool #A12985, 5.00%, 8/1/33	88,533
107,274	Pool #A12986, 5.00%, 8/1/33	118,852
45,207	Pool #A14028, 4.50%, 9/1/33	49,433

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$373,231	Pool #A14325, 5.00%, 9/1/33	$413,514
90,773	Pool #A15268, 6.00%, 10/1/33	102,677
300,987	Pool #A15579, 5.50%, 11/1/33	337,176
432,045	Pool #A17393, 5.50%, 12/1/33	483,992
244,995	Pool #A17397, 5.50%, 1/1/34	275,064
269,271	Pool #A18617, 5.50%, 1/1/34	301,899
289,320	Pool #A19019, 5.50%, 2/1/34	325,824
236,100	Pool #A20069, 5.00%, 3/1/34	261,582
698,654	Pool #A20070, 5.50%, 3/1/34	782,656
661,471	Pool #A20540, 5.50%, 4/1/34	741,002
133,684	Pool #A20541, 5.50%, 4/1/34	149,758
131,900	Pool #A21679, 5.50%, 4/1/34	147,759
145,888	Pool #A21681, 5.00%, 4/1/34	161,634
186,413	Pool #A23192, 5.00%, 5/1/34	206,533
782,402	Pool #A25310, 5.00%, 6/1/34	866,847
301,940	Pool #A25311, 5.00%, 6/1/34	334,529
47,250	Pool #A26386, 6.00%, 9/1/34	53,244
310,148	Pool #A26395, 6.00%, 9/1/34	349,845
92,473	Pool #A26396, 5.50%, 9/1/34	104,299
340,152	Pool #A28241, 5.50%, 10/1/34	380,624
38,015	Pool #A30055, 5.00%, 11/1/34	42,237
202,571	Pool #A30591, 6.00%, 12/1/34	228,375
357,588	Pool #A31135, 5.50%, 12/1/34	400,135
267,738	Pool #A32976, 5.50%, 8/1/35	299,260
343,240	Pool #A33167, 5.00%, 1/1/35	379,857
531,089	Pool #A34999, 5.50%, 4/1/35	593,949
261,969	Pool #A35628, 5.50%, 6/1/35	292,975
462,294	Pool #A37185, 5.00%, 9/1/35	511,033
375,759	Pool #A38830, 5.00%, 5/1/35	415,610
116,685	Pool #A39561, 5.50%, 11/1/35	130,533
397,683	Pool #A40538, 5.00%, 12/1/35	439,611
296,275	Pool #A42095, 5.50%, 1/1/36	330,971
385,617	Pool #A42097, 5.00%, 1/1/36	426,272
269,396	Pool #A42098, 5.50%, 1/1/36	300,945
109,866	Pool #A42099, 6.00%, 1/1/36	123,861
59,936	Pool #A42802, 5.00%, 2/1/36	66,302
362,350	Pool #A42803, 5.50%, 2/1/36	404,784
262,733	Pool #A42804, 6.00%, 2/1/36	296,200
113,810	Pool #A42805, 6.00%, 2/1/36	128,308
87,487	Pool #A44638, 6.00%, 4/1/36	98,631
258,760	Pool #A44639, 5.50%, 3/1/36	289,063
473,693	Pool #A45396, 5.00%, 6/1/35	523,931
222,706	Pool #A46321, 5.50%, 7/1/35	249,727
90,906	Pool #A46735, 5.00%, 8/1/35	100,490
328,453	Pool #A46746, 5.50%, 8/1/35	367,123
198,250	Pool #A46748, 5.50%, 8/1/35	221,653
99,514	Pool #A46996, 5.50%, 9/1/35	111,261
503,329	Pool #A46997, 5.50%, 9/1/35	562,588

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$517,211	Pool #A47552, 5.00%, 11/1/35	$571,740
354,463	Pool #A47553, 5.00%, 11/1/35	391,834
196,110	Pool #A47554, 5.50%, 11/1/35	219,260
112,421	Pool #A48788, 5.50%, 5/1/36	125,587
272,119	Pool #A48789, 6.00%, 5/1/36	306,782
90,036	Pool #A49013, 6.00%, 5/1/36	101,505
173,343	Pool #A49526, 6.00%, 5/1/36	195,424
174,805	Pool #A49843, 6.00%, 6/1/36	197,072
482,531	Pool #A49844, 6.00%, 6/1/36	543,998
29,465	Pool #A49845, 6.50%, 6/1/36	32,421
157,180	Pool #A50128, 6.00%, 6/1/36	177,202
302,866	Pool #A59530, 5.50%, 4/1/37	337,577
213,593	Pool #A59964, 5.50%, 4/1/37	238,373
89,184	Pool #A61754, 5.50%, 5/1/37	99,684
94,788	Pool #A61779, 5.50%, 5/1/37	105,948
104,165	Pool #A61915, 5.50%, 6/1/37	116,250
158,033	Pool #A61916, 6.00%, 6/1/37	178,163
237,799	Pool #A63456, 5.50%, 6/1/37	265,053
564,544	Pool #A64012, 5.50%, 7/1/37	629,246
213,499	Pool #A64015, 6.00%, 7/1/37	240,695
91,384	Pool #A65713, 6.00%, 9/1/37	103,024
517,376	Pool #A66061, 5.50%, 8/1/37	576,672
378,090	Pool #A66122, 6.00%, 8/1/37	426,252
216,981	Pool #A66133, 6.00%, 6/1/37	244,620
167,330	Pool #A66156, 6.50%, 9/1/37	188,303
222,772	Pool #A68766, 6.00%, 10/1/37	251,150
139,141	Pool #A70292, 5.50%, 7/1/37	155,088
111,291	Pool #A73816, 6.00%, 3/1/38	125,468
121,734	Pool #A75113, 5.00%, 3/1/38	134,359
180,113	Pool #A76187, 5.00%, 4/1/38	199,215
454,632	Pool #A78354, 5.50%, 11/1/37	507,589
113,021	Pool #A79561, 5.50%, 7/1/38	126,539
831,269	Pool #A91887, 5.00%, 4/1/40	922,806
317,843	Pool #A92388, 4.50%, 5/1/40	346,213
575,576	Pool #A93962, 4.50%, 9/1/40	627,041
892,780	Pool #A95573, 4.00%, 12/1/40	942,824
689,942	Pool #A96339, 4.00%, 12/1/40	728,724
821,649	Pool #A97099, 4.00%, 1/1/41	868,733
884,358	Pool #A97715, 4.00%, 3/1/41	935,036
564,716	Pool #A97716, 4.50%, 3/1/41	613,268
42,122	Pool #B31140, 6.50%, 10/1/31	46,977
72,887	Pool #B31188, 6.00%, 1/1/32	79,883
25,770	Pool #B31206, 6.00%, 3/1/32	28,323
23,661	Pool #B31292, 6.00%, 9/1/32	26,001
74,700	Pool #B31493, 5.00%, 2/1/34	80,631
44,586	Pool #B31516, 5.00%, 4/1/34	48,123
61,665	Pool #B31532, 5.00%, 5/1/34	66,554
92,430	Pool #B31546, 5.50%, 5/1/34	101,004

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 171,592	Pool #B31547, 5.50%, 5/1/34	$187,505
93,821	Pool #B31551, 5.50%, 6/1/34	102,511
65,643	Pool #B31587, 5.00%, 11/1/34	70,879
125,119	Pool #B31588, 5.50%, 11/1/34	136,743
90,469	Pool #B31642, 5.50%, 5/1/35	98,126
29,343	Pool #B50443, 5.00%, 11/1/18	30,946
65,546	Pool #B50450, 4.50%, 1/1/19	69,270
51,958	Pool #B50451, 5.00%, 1/1/19	54,848
9,128	Pool #B50470, 4.50%, 4/1/19	9,646
109,391	Pool #B50496, 5.50%, 9/1/19	117,405
128,048	Pool #B50499, 5.00%, 11/1/19	135,935
35,902	Pool #B50500, 5.50%, 10/1/19	38,558
28,456	Pool #B50501, 4.50%, 11/1/19	29,928
46,759	Pool #B50504, 5.50%, 11/1/19	50,252
194,836	Pool #B50506, 5.00%, 11/1/19	208,117
43,424	Pool #C37233, 7.50%, 2/1/30	51,171
80,163	Pool #C48137, 7.00%, 1/1/31	93,136
201,017	Pool #C51686, 6.50%, 5/1/31	232,251
173,363	Pool #C53210, 6.50%, 6/1/31	200,532
58,837	Pool #C53914, 6.50%, 6/1/31	68,095
48,865	Pool #C60020, 6.50%, 11/1/31	56,584
59,954	Pool #C60804, 6.00%, 11/1/31	68,061
59,391	Pool #C65616, 6.50%, 3/1/32	68,448
56,216	Pool #C68324, 6.50%, 6/1/32	64,952
207,888	Pool #C73273, 6.00%, 11/1/32	234,300
183,744	Pool #C73525, 6.00%, 11/1/32	208,105
61,333	Pool #C74672, 5.50%, 11/1/32	68,934
384,165	Pool #C77844, 5.50%, 3/1/33	429,932
64,286	Pool #C77845, 5.50%, 3/1/33	72,575
370,301	Pool #C78252, 5.50%, 3/1/33	413,690
166,200	Pool #J00980, 5.00%, 1/1/21	179,552
41,522	Pool #J05466, 5.50%, 6/1/22	44,554
1,074,903	Pool #J21142, 2.50%, 11/1/27	1,084,938
938,190	Pool #J23532, 2.50%, 5/1/28	946,949
123,346	Pool #N31468, 6.00%, 11/1/37	137,249
333,714	Pool #Q00462, 4.00%, 3/1/41	352,055
938,567	Pool #Q00465, 4.50%, 4/1/41	1,013,982
913,658	Pool #Q05867, 3.50%, 12/1/41	935,000
1,006,298	Pool #Q06239, 3.50%, 1/1/42	1,029,804
993,178	Pool #Q06406, 4.00%, 2/1/42	1,047,144
1,596,421	Pool #Q13349, 3.00%, 11/1/42	1,579,521
1,393,525	Pool #Q17662, 3.00%, 4/1/43	1,377,902
1,628,032	Pool #Q18754, 3.00%, 6/1/43	1,609,780
1,292,461	Pool #Q18772, 3.00%, 6/1/43	1,277,971

		47,591,824

Ginnie Mae — 28.48%
355,552	Pool #409117, 5.50%, 6/20/38	394,162

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 242,395	Pool #487643, 5.00%, 2/15/39	$268,746
436,548	Pool #588448, 6.25%, 9/15/32	435,803
663,736	Pool #616936, 5.50%, 1/15/36	745,303
463,634	Pool #617904, 5.75%, 9/15/23	460,890
2,808,588	Pool #618363, 4.00%, 9/20/41	2,983,686
520,396	Pool #624106, 5.13%, 3/15/34	517,757
1,132,902	Pool #654705, 4.00%, 9/20/41	1,203,532
432,406	Pool #664269, 5.85%, 6/15/38	447,481
336,539	Pool #675509, 5.50%, 6/15/38	376,950
438,779	Pool #697672, 5.50%, 12/15/38	491,193
298,664	Pool #697814, 5.00%, 2/15/39	329,172
537,771	Pool #697885, 4.50%, 3/15/39	583,881
121,817	Pool #698112, 4.50%, 5/15/39	132,948
1,159,963	Pool #698113, 4.50%, 5/15/39	1,265,945
369,445	Pool #699294, 5.63%, 9/20/38	410,946
3,156,983	Pool #713519, 6.00%, 7/15/39	3,546,201
695,144	Pool #714561, 4.50%, 6/15/39	758,658
557,513	Pool #716822, 4.50%, 4/15/39	607,058
623,798	Pool #716823, 4.50%, 4/15/39	680,792
687,567	Pool #717132, 4.50%, 5/15/39	752,966
856,474	Pool #717133, 4.50%, 5/15/39	929,910
1,167,519	Pool #720080, 4.50%, 6/15/39	1,280,577
918,871	Pool #720521, 5.00%, 8/15/39	1,024,290
942,877	Pool #724629, 5.00%, 7/20/40	1,040,885
2,068,466	Pool #726550, 5.00%, 9/15/39	2,305,774
1,118,559	Pool #729018, 4.50%, 2/15/40	1,219,186
457,712	Pool #729019, 5.00%, 2/15/40	510,223
651,313	Pool #729346, 4.50%, 7/15/41	712,043
688,960	Pool #738844, 3.50%, 10/15/41	713,208
700,759	Pool #738845, 3.50%, 10/15/41	725,203
1,669,678	Pool #738862, 4.00%, 10/15/41	1,774,098
611,628	Pool #747241, 5.00%, 9/20/40	671,764
1,284,447	Pool #748654, 3.50%, 9/15/40	1,329,252
480,478	Pool #748846, 4.50%, 9/20/40	525,391
996,385	Pool #757016, 3.50%, 11/15/40	1,031,142
745,262	Pool #757017, 4.00%, 12/15/40	796,237
954,570	Pool #759297, 4.00%, 1/20/41	1,014,380
1,036,019	Pool #759298, 4.00%, 2/20/41	1,100,932
695,590	Pool #762877, 4.00%, 4/15/41	739,091
486,820	Pool #763564, 4.50%, 5/15/41	532,212
913,000	Pool #770391, 4.50%, 6/15/41	998,131
1,374,907	Pool #770481, 4.00%, 8/15/41	1,460,893
602,317	Pool #770482, 4.50%, 8/15/41	654,337
1,565,295	Pool #770517, 4.00%, 8/15/41	1,663,187
793,694	Pool #770529, 4.00%, 8/15/41	843,331
1,600,547	Pool #770537, 4.00%, 8/15/41	1,700,643
753,634	Pool #770738, 4.50%, 6/20/41	818,429
1,446,640	Pool #779592, 4.00%, 11/20/41	1,536,829

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 782,501	Pool #779593, 4.00%, 11/20/41	$831,285
3,412,915	Pool #791406, 3.50%, 6/15/37	3,491,606
1,068,687	Pool #AA6312, 3.00%, 4/15/43	1,077,370
1,431,929	Pool #AA6424, 3.00%, 5/15/43	1,443,564
2,375,681	Pool #AB2733, 3.50%, 8/15/42	2,458,551
2,688,858	Pool #AB2745, 3.00%, 8/15/42	2,719,009
2,680,561	Pool #AB2841, 3.00%, 9/15/42	2,702,340
1,237,440	Pool #AB2843, 3.00%, 9/15/42	1,247,494
899,176	Pool #AB2852, 3.50%, 9/15/42	930,541
5,793,936	Pool #AC9541, 2.12%, 2/15/48	5,847,732
1,102,578	Pool #AE6946, 3.00%, 6/15/43	1,111,536
1,617,409	Pool #AE8253, 4.00%, 2/20/44	1,716,728
1,469,381	Pool #AG8915, 4.00%, 2/20/44	1,559,610
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(b)	633,020
2,876,542	Series 2012-107, Class A, 1.15%, 1/16/45	2,721,827
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53	1,462,025
6,574,487	Series 2012-114, Class A, 2.10%, 1/16/53(b)	6,317,230
2,161,492	Series 2012-115, Class A, 2.13%, 4/16/45	2,096,348
3,774,225	Series 2012-120, Class A, 1.90%, 2/16/53	3,603,777
1,828,187	Series 2012-131, Class A, 1.90%, 2/16/53	1,744,050
948,235	Series 2012-144 Class AD, 1.77%, 1/16/53	895,061
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	5,726,124
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(b)	2,839,728
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(b)	1,526,796
2,404,344	Series 2012-53, Class AC, 2.38%, 12/16/43	2,353,079
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,435,966
1,398,909	Series 2012-70, Class A, 1.73%, 5/16/42	1,381,579
3,707,029	Series 2012-72, Class A, 1.71%, 5/16/42	3,641,075
4,227,043	Series 2012-78, Class A, 1.68%, 3/16/44	4,162,327
1,644,510	Series 2013-101, Class AG, 1.76%, 4/16/38	1,627,564
1,286,579	Series 2013-105, Class A, 1.71%, 2/16/37	1,272,608
1,840,065	Series 2013-107, Class A, 2.00%, 5/16/40	1,824,369
1,517,661	Series 2013-126, Class BK, 2.45%, 10/16/47	1,482,115
984,287	Series 2013-127, Class A, 2.00%, 3/16/52	982,550
958,692	Series 2013-17, Class A, 1.13%, 1/16/49	920,790
961,555	Series 2013-29, Class AB, 1.77%, 10/16/45	935,419
945,907	Series 2013-33, Class A, 1.06%, 7/16/38	914,473
2,913,079	Series 2013-63, Class AB, 1.38%, 3/16/45	2,814,448
1,561,304	Series 2013-97, Class AC, 2.00%, 6/16/45	1,517,821
989,524	Series 2014-47, Class AB, 2.25%, 2/16/54	995,535
1,489,062	Series 2014-54, Class AB, 2.62%, 10/16/43	1,501,160
1,191,111	Series 2014-77, Class AC, 2.35%, 10/16/40	1,201,097
1,117,148	Series 2014-82, Class AB, 2.40%, 5/16/45	1,119,677

		141,832,652

Total U.S. Government Agency Backed Mortgages		520,574,209

(Cost $505,799,048)

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
U.S. Government Agency Obligations — 7.34%
Small Business Administration — 7.10%
$ 2,414,022	0.38%, 12/25/37(b)	$2,337,602
1,752,177	0.38%, 11/7/36(c)	1,758,752
284,354	0.38%, 3/5/37(c)	285,431
2,907,002	0.53%, 3/25/21(b)	2,878,432
258,713	0.53%, 4/30/35(c)	259,698
1,001,472	0.55%, 9/25/30(b)	984,636
207,003	0.55%, 4/25/28(b)	203,852
170,477	0.55%, 3/25/29(b)	167,775
349,809	0.60%, 11/25/29(b)	344,983
217,921	0.60%, 3/25/28(b)	215,118
979,137	0.63%, 4/15/32(c)	982,619
119,206	0.63%, 6/25/18(b)	118,623
185,495	0.70%, 7/15/20(c)	186,097
142,890	0.70%, 2/17/20(c)	143,358
552,761	0.75%, 11/29/32(c)	556,945
1,177,480	0.80%, 4/15/33(c)	1,188,308
224,100	0.80%, 3/15/33(c)	226,168
4,079,164	0.88%, 5/25/37(b)	4,080,488
1,202,410	0.88%, 8/1/32(c)	1,217,121
600,937	0.88%, 1/26/32(c)	608,412
115,983	0.91%, 4/16/20(c)	116,587
1,670,708	1.00%, 5/25/22(b)	1,670,859
51,272	1.13%, 7/30/17(b)(c)	51,505
916,451	1.14%, 11/4/34(c)	936,187
11,050,591	1.26%, 7/18/30*(c)(d)	216,592
10,610,073	1.45%, 3/25/36(b)	10,927,579
12,016	2.00%, 6/20/14(b)(c)(e)	12,016
128,228	3.13%, 10/25/15(b)	128,985
205,051	3.38%, 10/25/15(b)	206,369
81,248	3.38%, 5/25/16(b)	82,195
115,197	3.58%, 12/25/15(b)	116,157
128,820	3.61%, 4/4/20(c)	137,354
136,484	3.83%, 7/23/16(c)	138,599
109,097	3.83%, 4/2/17(c)	111,698
31,938	4.13%, 7/18/17(c)	32,794
27,603	4.33%, 10/1/16(c)	28,047
125,870	4.88%, 6/24/24(c)	144,436
64,815	5.13%, 2/28/24(c)	72,877
496,773	6.03%, 10/31/32(c)	512,300
894,777	6.45%, 2/19/32(c)	931,981
42,712	6.69%, 5/28/24(c)	45,329
7,107	7.38%, 1/1/15(c)	7,185

		35,372,049

United States Department of Agriculture — 0.24%
256,952	5.38%, 10/26/22(c)	262,234

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 120,301	6.01%, 11/8/32(c)	$123,970
152,418	6.05%, 1/5/26(c)	157,661
132,163	6.08%, 7/1/32(c)	136,640
254,266	6.22%, 1/20/37(c)	261,827
211,599	6.38%, 2/16/37(c)	218,584

		1,160,916

Total U.S. Government Agency Obligations		36,532,965

(Cost $37,402,987)

Promissory Notes — 1.87%
8,946,962	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 1/31/35(c)(d)	9,336,066

Total Promissory Notes		9,336,066

(Cost $8,946,962)

Shares
Investment Company — 1.16%
5,774,970	JPMorgan Prime Money Market Fund, Institutional Class	5,774,970

Total Investment Company		5,774,970

(Cost $5,774,970)

Total Investments		$595,889,943
(Cost $581,180,534)(f) — 119.64%

Liabilities in excess of other assets — (19.64)%		(97,830,854)

NET ASSETS — 100.00%		$498,059,089

26

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2014

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	This security is either fully or partially pledged as collateral for reverse repurchase agreements.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $9,552,658 or 1.92% of net assets are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	9/30/2014 Carrying Value Per Unit
$11,050,591	Small Business Administration	01/10/2008	$860,184	$1.96
$8,946,962	Massachusetts Housing Investment Corp.	03/29/2005	$8,946,962	$104.35

(e)	Security has matured and the Fund is awaiting receipt of final payment.
(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AGM – Insured by Assured Guaranty Municipal Corp.

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

FHA – Insured by Federal Housing Administration

IBC – Insured by International Bancshares Corp.

NATL – RE – Insured by National Public Guarantee Corp.

OID – Original Issue Discount

Financial futures contracts as of September 30, 2014:

	Number of Contracts	Expiration Date	Unrealized Appreciation	Notional Value	Clearinghouse
Short Position:
Five Year
USD Interest Rate
Swap	450	December, 2014	$260,156	$45,646,875	Barclays Capital
Thirty Year
U.S. Treasury Bonds	45	December, 2014	70,313	6,276,094	Barclays Capital

Total			$330,469

Abbreviations used are defined below:

USD – U.S. Dollar

See notes to financial statements.

27

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2014

Assets:
Investments in securities, at value (cost $581,180,534)	$595,889,943
Interest and dividends receivable	2,107,519
Receivable for Fund shares sold	543,587
Receivable for investments sold	3,550,850
Cash pledged for financial futures contracts	3,225,934
Unrealized gain on futures contracts	330,469
Prepaid expenses and other assets	27,922

Total Assets	605,676,224

Liabilities:
Distributions payable	673,462
Payable for capital shares redeemed	43,173
Payable for investments purchased	3,162,897
Reverse repurchase agreements (including interest of $30,044)	103,407,533
Accrued expenses and other payables:
Investment advisory fees	198,015
Accounting fees	3,985
Distribution fees	35,926
Trustee fees	187
Audit fees	46,900
Transfer agent fees	8,777
Other	36,280

Total Liabilities	107,617,135

Net Assets	$498,059,089

Net Assets Consist Of:
Capital	$524,656,441
Distributions in excess of net investment income	(1,328,491)
Accumulated net realized losses from investment transactions, futures contracts and sale commitments	(40,308,739)
Net unrealized appreciation on investments, futures contracts, and sale commitments	15,039,878

Net Assets	$498,059,089

28

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

Net Assets:
Class A	$19,453,843
Class I	478,605,246

Total	$498,059,089

Shares Outstanding (1,000,000,000 shares authorized, 100,000,000 shares registered at $.0000001 par value):
Class A	2,099,014
Class I	51,674,218

Total	53,773,232

Net Asset Values and Redemption Price Per Share:
Class A(a)	$9.27
Class I	$9.26
Maximum Offering Price Per Share:
Class A	$9.63
Maximum Sales Charge - Class A	3.75%

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

29

FINANCIAL STATEMENTS

Statement of Operations

For the Year Ended September 30, 2014

Investment Income:
Interest income	$20,539,465
Dividend income	1,393

Total Investment Income	20,540,858

Expenses:
Management fees	2,575,774
Interest expense	318,617
Distribution fees - Class A	41,379
Accounting services	50,760
Audit fees	50,818
Legal fees	32,871
Custodian fees	47,038
Insurance fees	7,126
Trustees’ fees and expenses	14,120
Transfer agent fees - Class A	28,370
Transfer agent fees - Class I	34,156
Shareholder reports	32,285
Registration and filing fees	51,885
Other fees and expenses	111,356

Total expenses before fee waiver/reimbursement	3,396,555
Expenses reduced/waived by:
Advisor	(7,767)

Net Expenses	3,388,788

Net Investment Income	17,152,070

Realized/Unrealized Gains (Losses) from Investment Transactions and Futures Contracts:
Net realized gains from investment transactions	18,021
Net realized losses from futures contracts	(2,789,739)

(2,771,718)

Net change in unrealized appreciation/depreciation on investments	1,956,444
Net change in unrealized appreciation/depreciation on futures contracts	1,647,383

3,603,827

Net realized/unrealized losses from investments and futures contracts	832,109

Change in net assets resulting from operations	$17,984,179

See notes to financial statements.

30

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	For the	For the
	Year	Year
	Ended	Ended
	September 30, 2014	September 30, 2013
From Investment Activities:
Operations:
Net investment income	$17,152,070	$18,707,190
Net realized gains (losses) from investments and futures contracts	(2,771,718)	5,787,525
Net change in unrealized appreciation/depreciation on investments and futures contracts	3,603,827	(33,691,289)

Change in net assets resulting from operations	17,984,179	(9,196,574)

Distributions to Class A Shareholders:
From net investment income	(531,396)	(485,090)

Distributions to Class I Shareholders:
From net investment income	(17,874,571)	(19,868,888)

Change in net assets resulting from shareholder distributions	(18,405,967)	(20,353,978)

Capital Transactions:
Proceeds from shares issued	21,597,165	71,578,353
Distributions reinvested	8,846,237	8,721,670
Cost of shares redeemed	(51,802,053)	(121,550,669)

Change in net assets resulting from capital transactions	(21,358,651)	(41,250,646)

Net decrease in net assets	(21,780,439)	(70,801,198)

Net Assets:
Beginning of year	519,839,528	590,640,726

End of year	$498,059,089	$519,839,528

Distributions in excess of net investment income	$(1,328,491)	$(1,323,365)

Share Transactions:
Issued	2,333,320	7,455,082
Reinvested	955,144	918,995
Redeemed	(5,584,129)	(12,809,992)

Change in shares resulting from capital transactions	(2,295,665)	(4,435,915)

See notes to financial statements.

31

FINANCIAL STATEMENTS

Statement of Cash Flows

For the Year Ended September 30, 2014

Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$17,984,179
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term securities	(72,418,543)
Proceeds from sales and paydowns of long-term securities	117,065,313
Purchases/proceeds from sales of short-term securities-net	(5,120,675)
Net change in unrealized (appreciation)/depreciation on investment securities	(1,956,444)
Net realized gains from investment transactions	(18,021)
Amortization of premium and discount - net	895,509
Decrease in interest and dividends receivable	202,647
Increase in interest due on reverse repurchase agreements	10,337
Decrease in cash pledged for financial futures contracts	4,289,692
Decrease in net change in unrealized (appreciation)/depreciation on futures contracts	(1,647,383)
Increase in prepaid expenses and other assets	(5,750)
Decrease in payable to investment advisor	(12,382)
Increase in accrued expenses and other liabilities	29,279

Net Cash Provided by Operating Activities	59,297,758

Cash Used in Financing Activities:
Cash receipts/payments from reverse repurchase agreements - net	(17,898,566)
Proceeds from issuance of shares	21,075,936
Cash payments on shares redeemed	(52,794,133)
Distributions paid to shareholders	(9,680,995)

Net Cash Used in Financing Activities	(59,297,758)

Cash:
Net change in cash	—
Cash at beginning of year	—

Cash at end of year	$—

Cash Flow Information:
Cash paid for interest	$308,280

Noncash Financing Activities:
Capital shares issued in reinvestment of distributions to shareholders	$8,846,237

See notes to financial statements.

32

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33

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

		(Selected data for a share outstanding throughout the years indicated)

		Investment Activities			Distributions
	Net Asset Value,	Net	Net Realized and	Total from	Net
	Beginning	Investment	Unrealized Gains (Losses)	Investment	Investment	Net Asset Value,
	of Year	Income(a)	on Investments	Activities	Income	End of Year
Class A
Year Ended September 30, 2014	$9.28	0.27	0.02	0.29	(0.30)	$9.27
Year Ended September 30, 2013	9.77	0.28	(0.46)	(0.18)	(0.31)	9.28
Year Ended September 30, 2012	9.75	0.37	0.05	0.42	(0.40)	9.77
Year Ended September 30, 2011	9.81	0.43	(0.05)	0.38	(0.44)	9.75
Year Ended September 30, 2010	9.80	0.46	0.02	0.48	(0.47)	9.81
Class I (b)
Year Ended September 30, 2014	$9.27	0.31	0.01	0.32	(0.33)	$9.26
Year Ended September 30, 2013	9.76	0.31	(0.46)	(0.15)	(0.34)	9.27
Year Ended September 30, 2012	9.74	0.40	0.04	0.44	(0.42)	9.76
Year Ended September 30, 2011	9.80	0.45	(0.05)	0.40	(0.46)	9.74
Year Ended September 30, 2010	9.79	0.49	0.02	0.51	(0.50)	9.80

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	The existing share class was renamed Class I Shares with the commencement of Class A Shares on January 29, 2009.

See notes to financial statements.

34

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund (cont.)

		(Selected data for a share outstanding throughout the years indicated)
						Supplemental
		Ratios to Average Net Assets(a)				Data
				Total Expenses
				After Fees
				Waived/Reimbursed	Net	Net Assets,	Portfolio
	Total	Total	Net	and Excluding	Investment	End of	Turnover
	Return(b)(c)	Expenses	Expenses	Interest Expense	Income	Period (000’s)	Rate
Class A
Year Ended September 30, 2014	3.26%	1.06%	1.01%	2.91%	2.91%	$ 19,454	10%
Year Ended September 30, 2013	(1.92%)	0.99%	0.99%	2.99%	2.99%	14,869	23%
Year Ended September 30, 2012	4.35%	1.03%	1.03%	3.80%	3.80%	14,458	20%
Year Ended September 30, 2011	3.98%	1.03%	1.03%	4.40%	4.40%	8,212	17%
Year Ended September 30, 2010	5.02%	1.04%	1.04%	4.67%	4.67%	12,141	9%
Class I
Year Ended September 30, 2014	3.76%	0.65%	0.65%	3.34%	3.34%	$ 478,605	10%
Year Ended September 30, 2013	(1.69%)	0.74%	0.74%	3.28%	3.28%	504,970	23%
Year Ended September 30, 2012	4.62%	0.78%	0.78%	4.12%	4.12%	576,183	20%
Year Ended September 30, 2011	4.23%	0.79%	0.79%	4.66%	4.66%	537,319	17%
Year Ended September 30, 2010	5.28%	0.79%	0.79%	4.94%	4.94%	536,198	9%

(a)	Please see following page for total expenses net of reimbursement, excluding interest expense and ratios to average net assets plus average borrowings.
(b)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(c)	Total investment returns exclude the effect of sales charge.

See notes to financial statements.

35

NOTES TO FINANCIAL STATEMENTS

September 30, 2014

1. Organization:

RBC Funds Trust (the “Trust”) was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the Access Capital Community Investment Fund (the “Fund”). At its inception in 1998, the Access Capital Strategies Community Investment Fund, Inc., the Fund’s predecessor, elected status as a business development company under the Investment Company Act of 1940 (the “1940 Act”), but withdrew its election on May 30, 2006, and registered as a continuously offered, closed-end interval management company under the 1940 Act. The predecessor fund was reorganized into a series of the Trust, a registered open-end management company under the 1940 Act, effective July 28, 2008.

The Fund offers two share classes: Class A and Class I shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

The Fund’s investment objective is to invest in geographically specific debt securities located in portions of the United States designated by Fund investors. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting the affordable housing industry in areas of the United States designated by Fund shareholders. The Fund’s investments generally support community development, for example by supporting job creation or local business development.

2. Significant Accounting Policies:

Summarized below are the significant accounting policies of the Fund. The policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of the Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to be announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less than 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private

36

NOTES TO FINANCIAL STATEMENTS

mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Fund’s Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities. The Pricing Committee includes representatives of the Fund’s Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Fund utilizes fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

The Fund’s Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

37

NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

The Fund discloses the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

—  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

—  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

—  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of September 30, 2014 is as follows:

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets:
Investments in Securities
Investment Company	$5,774,970	$—	$—	$5,774,970
Municipal Bonds	—	23,671,733	—	23,671,733
U.S. Government Agency Backed Mortgages	—	520,574,209	—	520,574,209
U.S. Government Agency Obligations	—	36,316,373	216,592	36,532,965
Promissory Notes	—	—	9,336,066	9,336,066
Other Financial Instruments(*)
Interest Rate Contracts	330,469	—	—	330,469

Total Assets	$6,105,439	$580,562,315	$9,552,658	$596,220,412

Liabilities:
Other Financial Instruments(**)
Interest Rate Contracts	$—	$103,407,533	$—	$103,407,533

* Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the contracts.

** Other financial instruments are reverse repurchase agreements which are reflected in the Notes to Financial Statements and shown in the Statements of Assets and Liabilities at their par value plus accrued interest.

38

NOTES TO FINANCIAL STATEMENTS

During the year ended September 30, 2014, the Fund recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	U.S. Government Obligations
	(Small Business Administration)	Promissory Notes
Balance as of 9/30/13(value)	$—	$9,761,031
Transfer in	253,044(a)	—
Sales (Paydowns)	—	(186,293)
Change in unrealized appreciation (depreciation)*	(36,452)	(238,672)

Balance as of 9/30/14 (value)	$216,592	$9,336,066

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at September 30, 2014.

(a) This security was transferred to Level 3 from Level 2 due to lack of a current market quotation and was valued at fair market value as determined in good faith by the Board or persons acting at their direction using unobservable inputs.

The Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

Financial Instruments:

Reverse Repurchase Agreements:

To obtain short-term financing, the Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. For the year ended September 30, 2014, the average amount borrowed was approximately $115,542,091 and the daily weighted average interest rate was 0.28%.

39

NOTES TO FINANCIAL STATEMENTS

Details of open reverse repurchase agreements at September 30, 2014 were as follows:

		Trade	Maturity	Net Closing	Par
Counterparty	Rate	Date	Date	Amount	Value
BNP Paribas	0.28%	7/16/14	10/02/14	$(5,010,038)	$(5,007,000)
BNP Paribas	0.28%	9/03/14	11/26/14	(26,416,247)	(26,399,000)
BNP Paribas	0.29%	9/16/14	12/02/14	(16,009,924)	(16,000,000)
BNP Paribas	0.28%	9/26/14	1/05/15	(10,797,965)	(10,789,489)
Deutsche Bank AG	0.27%	7/28/14	10/16/14	(16,665,994)	(16,656,000)
Goldman Sachs	0.29%	8/04/14	10/27/14	(10,055,800)	(10,049,000)
Goldman Sachs	0.29%	8/18/14	11/04/14	(11,949,504)	(11,942,000)
Goldman Sachs	0.29%	8/26/14	11/18/14	(6,539,422)	(6,535,000)

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The following table is a summary of the Fund’s reverse repurchase agreements by counterparty, which are subject to offset under a MRA on a net basis as of September 30, 2014 :

		Fair Value of
	Reverse	Non-cash	Cash
	Repurchase	Collateral	Collateral
Counterparty	Agreements	Pledged[1]	Pledged	Net Amount[2]
BNP Paribas	$58,206,590	$(58,206,590)	$—	$—
Deutsche Bank AG	16,664,120	(16,664,120)	—	—
Goldman Sachs	28,536,823	(28,536,823)	—	—

	$103,407,533	$(103,407,533)	$—	$—

1 Collateral with a value of $108,106,900 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

2 Net amount represents the net amount payable due to the counterparty in the event of default.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Derivatives:

The Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s

40

NOTES TO FINANCIAL STATEMENTS

hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of September 30, 2014, see the following section for financial futures contracts.

Financial Futures Contracts:

The Fund entered into futures contracts in an effort to manage both the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers shown on the Statement of Assets and Liabilities at September 30, 2014.

Fair value of derivative instruments as of September 30, 2014 are as follows:

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount
	Asset Derivatives
Interest Rate Risk	Unrealized Gain on Future Contracts	$330,469

The effect of Derivative Instruments on the Statement of Operations during the year ended September 30, 2014 is as follows:

	Net Realized Losses	Net Change in Unrealized
Derivative Instruments	from	Appreciation/Depreciation
Categorized by Risk Exposure	Futures Contracts	on Futures Contracts
Interest Rate Risk	$(2,789,739)	$1,647,383

For the year ended September 30, 2014, the average volume of derivative activities are as follows:

Futures Short Positions
(Contracts)
528

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund.

The Fund’s risk of loss from counterparty credit risk in over-the-counter (“OTC”) derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

41

NOTES TO FINANCIAL STATEMENTS

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

TBA Commitments:

The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of September 30, 2014, the Fund had no outstanding TBA commitments.

Mortgage Backed Securities:

Because the Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Credit Enhancement:

Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and AGM).

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated to the Fund either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to

42

NOTES TO FINANCIAL STATEMENTS

each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid to a redeeming shareholder at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

For the year ended September 30, 2014, permanent difference reclassification amounts were as follows:

Increase Undistributed Net Investment Income	Decrease Accumulated Realized Gain/Loss	Decrease Paid-in-Capital
$1,248,771	$(1,221,028)	$(27,743)

3. Agreements and Other Transactions with Affiliates:

RBC GAM (US) serves as investment advisor to the Fund and has agreed to waive or limit fees through January 31, 2016, to maintain expenses (excluding interest expense, management fees and distribution fees) at 0.20% of the Fund’s average daily net assets. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus. At September 30, 2014, the amount subject to possible recoupment under the expense limitation agreement is $7,767. During the year ended September 30, 2014, no reimbursements were made to the Advisor.

Under the terms of the Fund’s Investment Advisory Agreement, the Advisor receives from the Fund an annual management fee, paid monthly, of 50 basis points (0.50%) of the Fund’s daily average net assets.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $35,000 ($41,500 effective October 1, 2014). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

43

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution:

The Fund has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the year ended September 30, 2014, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended September 30, 2014 were as follows:

Purchases (Excl. U.S. Gov’t.)	Sales (Excl. U.S. Gov’t.)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
$61,808,886	$105,229,357	$—	$—

6. Capital Share Transactions:

The Trust is authorized to issue 1,000,000,000 shares of beneficial interest (“shares outstanding”) with par value of $.0000001. Transactions in shares of the Fund are summarized below:

	For the	For the
	Year Ended	Year Ended
	September 30,	September 30,
	2014	2013

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$7,021,233	$5,027,616
Distributions reinvested	438,285	388,095
Cost of shares redeemed	(2,860,921)	(4,248,118)

Change in Class A	$4,598,597	$1,167,593

Class I
Proceeds from shares issued	$14,575,932	$66,550,737
Distributions reinvested	8,407,952	8,333,575
Cost of shares redeemed	(48,941,132)	(117,302,551)

Change in Class I	$(25,957,248)	$(42,418,239)

Change in net assets resulting from capital transactions	$(21,358,651)	$(41,250,646)

44

NOTES TO FINANCIAL STATEMENTS

	For the	For the
	Year Ended	Year Ended
	September 30,	September 30,
	2014	2013

SHARE TRANSACTIONS:
Class A
Issued	758,018	529,633
Reinvested	47,283	40,885
Redeemed	(309,068)	(447,843)

Change in Class A	496,233	122,675

Class I
Issued	1,575,302	6,925,449
Reinvested	907,861	878,110
Redeemed	(5,275,061)	(12,362,149)

Change in Class I	(2,791,898)	(4,558,590)

7. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2011, 2012, 2013 and 2014) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the year ended September 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

As of September 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$581,180,534	$21,919,574	$(7,210,165)	$14,709,409

The tax characters of distributions were as follows:

	Distributions Paid From
		Total
	Ordinary	Distributions
	Income	Paid
For the year ended September 30, 2014	$18,476,222	$18,476,222
For the year ended September 30, 2013	$20,694,614	$20,694,614

45

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2014, the components of accumulated earnings/(losses) and tax character of distributions paid are as follows:

Undistributed Ordinary Income	Accumulated Earnings	Distributions Payable	Deferred Qualified Late-Year Losses	Accumulated Capital Loss Carryforwards	Unrealized Appreciation	Total Accumulated Losses
$61,605	$—	$(1,390,096)	$—	$(39,978,270)	$14,709,409	$(26,597,352)

As of September 30, 2014, the Fund had capital loss carryforwards for federal income tax purposes as follows:

Capital Loss Carryforward	Expires
$ 2,484,167	2015
$ 8,197,543	2016
$11,587,282	2018
$ 4,011,206	2019

During the year ended September 30, 2014, the Fund did not utilize any capital loss carryforwards and had capital loss carryforwards of $27,743 expire as of the end of the fiscal year ending September 30, 2014.

As of September 30, 2014, the Fund had a short-term capital loss carryforward of $7,147,501 and a long-term capital loss carryforward of $6,550,571 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any deferred qualified late-year capital losses which will be treated as arising on the first business day of the fiscal year ending September 30, 2015.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

46

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Access Capital Community Investment Fund and Board of Trustees of RBC Funds Trust.

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Access Capital Community Investment Fund (the “Fund”), one of the portfolios constituting the RBC Funds Trust, as of September 30, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the Fund’s custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Access Capital Community Investment Fund, as of September 30, 2014, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

November 26, 2014

47

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund reports a portion of the income dividends distributed during the fiscal year ended September 30, 2014, as qualified interest income as defined in the Internal Revenue Code as 100%.

The reporting is based on financial information available as of the date of this annual report and, accordingly, is subject to change. It is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

48

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

T. Geron Bell (73)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Chairman of the Executive Board of the Minnesota Twins (2011 to present); prior thereto President of Twins Sports, Inc. (parent company of the Minnesota Twins) (2002-2011); President of the Minnesota Twins Baseball Club Incorporated (1987-2002)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Lucy Hancock Bode (63)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Healthcare consultant (self-employed) (1986 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: BioSignia; Franklin Street Partners

Leslie H. Garner Jr. (64)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and CEO, The Greater Cedar Rapids Community Foundation (2010 to present); previously, President, Cornell College (1994 to 2010)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Ronald James (63)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Best Buy Co. Inc.; Bremer Financial Corporation

John A. MacDonald (65)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Vice President and Treasurer, Hall Family Foundation (1988 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

H. David Rybolt (72)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Consultant, HDR Associates (management consulting) (1985 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

49

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

James R. Seward (62)

Position, Term of Office and Length of Time Served with the Trust: Chairman of the Board and Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Private investor (2000 to present); CFA (1987 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Sooner Holdings (formerly Syntroleum Corporation); Brookdale Senior Living Inc.

William B. Taylor (69)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2005

Principal Occupation(s) During Past 5 Years: Consultant (2003 to present); previously Partner, Ernst & Young LLP (1982 to 2003)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: William Henry Insurance, LLC; Balance Innovations LLC; Kansas City Symphony

Interested Trustees(1)(2)(3)

Kathleen A. Gorman (50)(5)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Executive Officers(1)(3)(4)

Kathleen A. Gorman (50)

Position, Term of Office and Length of Time Served with the Trust: President and Chief Executive Officer since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

50

MANAGEMENT (Unaudited)

Executive Officers(1)(3)(4)

Kathleen A. Hegna (47)

Position, Term of Office and Length of Time Served with the Trust: Chief Financial Officer and Principal Accounting Officer since May 2009 and Treasurer since March 2014

Principal Occupation(s) During Past 5 Years: Associate Vice President and Director, Mutual Fund Accounting and Administration, RBC Global Asset Management (U.S.) Inc. (2009 to present); Senior Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Christina M. Moore (46)

Position, Term of Office and Length of Time Served with the Trust: Chief Compliance Officer since December 2012 and Assistant Secretary since March 2013

Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, RBC Funds (2012-present); Senior Compliance Officer, RBC Funds (March 2012 to December 2012); Compliance Manager, Minnesota Life Insurance Company (2006-2012)

Lee Thoresen (43)

Position, Term of Office and Length of Time Served with the Trust: Chief Legal Officer and Secretary since March 2008

Principal Occupation(s) During Past 5 Years: Senior Associate General Counsel, RBC Capital Markets, LLC (2006-present)

Ronald A. Homer (67)

Position, Term of Office and Length of Time Served with the Trust: President, Access Capital Community Investment Fund, since July 2008

Principal Occupation(s) During Past 5 Years: Managing Director, RBC Global Asset Management (U.S.) Inc. and President, Access Capital Community Investment Fund (July 2008 to present); Chief Executive Officer and Co-Managing Member, Access Capital Strategies LLC (1997-July 2008); Chairman, Access Capital Strategies Community Investment Fund (1998-July 2008)

(1)	Except as otherwise noted, the address of each Trustee/Officer is RBC Funds Trust, 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402.

(2)	All Trustees must retire on or before December 31 of the year in which they reach age 75. The Board may temporarily waive this requirement when necessary to avoid depriving the Board of a Trustee with critical skills.

(3)	On December 31, 2009, Voyageur Asset Management Inc. changed its name to RBC Global Asset Management (U.S.) Inc. Any references to RBC Global Asset Management (U.S.) Inc. for prior periods are deemed to be references to the prior entity.

(4)	Each officer serves in such capacity for an indefinite period of time until his or her removal, resignation or retirement.

(5)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

The Funds’ Statement of Additional Information includes information about the Funds’ Trustees. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-422-2766.

51

SHARE CLASS INFORMATION (UNAUDITED)

The Access Capital Community Investment Fund offers Class A and Class I shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Fund are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

52

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the Access Capital Community Investment Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	4/1/14	9/30/14	4/1/14-9/30/14	4/1/14-9/30/14
Class A	$1,000.00	$1,022.60	$5.12	1.01%
Class I	$1,000.00	$1,025.60	$3.25	0.64%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	4/1/14	9/30/14	4/1/14-9/30/14	4/1/14-9/30/14
Class A	$1,000.00	$1,020.00	$5.11	1.01%
Class I	$1,000.00	$1,021.86	$3.24	0.64%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half-year period).

53

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreement

In September 2014, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Fund, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreement (“Agreement”) with the Advisor for the Fund for an additional year.

As part of their review of the Agreement, the Trustees requested and considered information regarding the advisory services performed by the Advisor, the staffing and qualifications of the personnel responsible for operating and managing the Fund, and the Fund’s performance, fees and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewal and a meeting held specifically to consider the proposed renewal. In connection with their deliberations, the independent Trustees were advised by their own independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as the senior investment professionals responsible for managing the Fund, to discuss the information and the Advisor’s ongoing management of the Fund. The Trustees reviewed the nature, quality, and extent of the services provided to the Fund by the Advisor, including information as to the Fund’s performance relative to appropriate securities index benchmarks as well as fund peer group comparative information requested by the Board. Because of the specialized nature of the Fund, the Trustees requested and reviewed comparative information for US mortgage-backed fixed income funds as well as other funds and products that focus particularly on investments eligible for regulatory credit under the Community Reinvestment Act of 1977 (“CRA”). The Trustees acknowledged slight underperformance versus the mortgage funds benchmark, favorable comparative performance versus relevant peers, and the Fund’s favorable positioning with respect to duration and quality of the portfolio holdings given market conditions.

In considering the nature and quality of services to be provided by the Advisor, the Trustees discussed the strong research, credit, and fundamental analysis capabilities; the specialized expertise in the area of fixed income investments eligible for regulatory credit under the CRA; and the extensive portfolio management experience of the Advisor’s staff as well as its operational and compliance structure and systems and financial strength.

The Trustees reviewed the Fund’s investment advisory fee and reviewed comparative fee and expense information for similarly situated funds, noting that the advisory fee and expenses were slightly above median, but Board recognized that the Advisor recently eliminated the advisory fee paid on leveraged assets. The Trustees also received reports from the Advisor regarding the performance and fee levels for other advisory client accounts it advises in a similar strategy, and discussed differences in services provided. The Trustees reviewed profitability data — including year-over-year variances — for the Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Fund, including soft dollars and other fall-out benefits and the Advisor’s role as co-administrator of the Fund and the fees paid by the Fund for such services.

Based upon their review, the Trustees determined that the advisory fee proposed to be payable to the Advisor was fair and reasonable in light of the nature and quality of services provided under all of the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interests of the Fund and its shareholders for the Trustees to approve the continuation of the Agreement and expense limitation arrangement for the Fund. In arriving at their collective decision to approve the renewal of the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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58

Access Capital

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the Fund. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the Fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2014.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor to the Access Capital Community Investment Fund. The Fund is distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-AC AR 09-14

LETTER FROM THE CHIEF INVESTMENT OFFICER

Which one of these is not like the others?

As we conclude our fiscal year and move into this, the sixth year of the post-financial crisis bull market, we are struck by the similarities to recent years. Investors once again find themselves fretting over equity return sustainability following another twelve month market rally of nearly 20%. Much as they did in 2012 and 2013, markets proved resilient in the face of significant economic and geopolitical headwinds (Ukraine, ISIS, 1Q’14 US GDP contraction), shrugging off such issues to reach new all-time highs on multiple occasions.

Over the year-ending September 30, 2014, broad equity market indices continued their run of strong returns as the S&P 500 and Russell 3000 Indexes returned 19.6% and 17.76%, respectively. However, these headline results masked a significant shift in market cap leadership as micro and small cap stocks, the one-time darlings of the market rally, ceded leadership to larger capped stocks during the time period. To this end, the Russell Microcap Index and the small cap Russell 2000 Index returned just 2.78% and 3.93% respectively, while the large cap Russell 1000 Index (+19.01%) and Russell Midcap Index (+15.83%) both provided returns in the mid to high teens. While this transition to perceived less risky (i.e. large caps) assets was not outside of our expectations given the extremely strong performance of smaller capitalization stocks over the prior two years and increased volatility as a result of burgeoning geopolitical crises in areas such as the Ukraine and Iraq, the speed and magnitude of the shift is notable and does bear monitoring.

Within this market backdrop, the RBC Funds have produced mixed results over the prior twelve months. For the year ended September 30, 2014, Class I shares of the Microcap Value Fund (+7.39%) and Mid Cap Value Fund (+20.14%) both significantly outperformed their respective benchmarks, the Russell 2000 Value Index (+4.13%) and the Russell Midcap Index (+17.46%), while the Enterprise Fund (-2.36%) and Small Cap Core Fund (+3.29%) trailed the Russell 2000 Index (+3.93%) and SMID Cap Growth Fund (+4.16%) trailed the Russell 2500 Growth Index (+8.05%).

As we look ahead to next year, initial returns in the first fiscal quarter have seen equity markets stumble out of the gate due to a litany of concerns - the sustainability of domestic and global economic growth; continued unrest in the Ukraine and Middle East; health crises such as the Ebola Virus outbreak in Western Africa; Fed monetary policy tightening and rising interest rates – all of which have driven investors to seek more defensive positioning in their portfolios. Despite these potential headwinds, we remain cautiously optimistic regarding the prospects for US equity markets over the next 12-18 months. We believe there are significant green shoots emerging that are supportive of further equity market advancement, the most notable of which is the increasing strength of the US economy. As recent results have demonstrated, the US continues to decouple from much of the rest of the developed world as the sharp, weather influenced -2.0% GDP contraction in the first quarter of 2014 gave way to a 4.6% rebound in the second quarter. This snap back, which represented the fastest rate of economic expansion since the fourth quarter of 2011, reinforces the notion that the US economy may now be reaching escape velocity. Couple the strong GDP result with industrial production in expansionary territory (Institute of Manufacturing, or ISM, manufacturing report registered 56.6% in September) despite industrial capacity utilization remaining at just 78.8%, and the stage is set for, at minimum, continued steady domestic economic expansion. Similarly, the labor market has shown significant signs of improvement as the headline unemployment rate declined from 7.2% a year ago, to 5.9% in September. This represents the lowest level in over six years as the economy has steadily added to the workforce at a rate of approximately 220,000 new jobs per

1

LETTER FROM THE CHIEF INVESTMENT OFFICER

month over the prior 12 months. Labor market improvement, combined with signs of renewed strength in the housing market (new home sales increased 18.0% month/month in August) supports increasing consumer confidence (86.0 in September) and a corresponding wealth affect which has the potential to drive additional consumer spending, which accounts for nearly 75% of GDP.

The downside of these bullish signals however, remains the specter of monetary policy tightening with the Federal Reserve having set expectations to conclude the current bond buying program this fall and targeting 2015 for the first wave of interest rate hikes. While this represents a significant potential headwind for equity markets as seen in the “taper tantrum” of 2013, which saw equity markets plummet on such expectations, we would expect that the Federal Reserve will take a conservative approach to any interest rate hikes to ensure a smooth transition to a more normalized interest rate environment.

While the slow start to fiscal 2015 has undoubtedly induced increased investor skittishness, it has also served to bring valuations, previously considered rich, more in line with historic fair value and thus creating a more attractive investment environment. As stocks have fallen back in line with historic valuation levels, we expect increasing corporate profits, supported by all-time high company profit margins, to be the driver of the next leg of equity market returns. This more normalized market environment, versus the largely momentum or thematic driven results of the prior 12-18 months, should lead to more sustainable equity market returns rooted in earnings growth and strong fundamentals. It is within this dynamic that we believe, headline risks aside, that the patient equity investor will continue to be rewarded in the long term with spikes in volatility or short term market corrections representing buying opportunities.

As always, thank you for your continued confidence and trust in the RBC Funds.

Michael Lee, CFA

CEO, President and Chief Investment Officer

RBC Global Asset Management (U.S.) Inc.

Past performance is not a guarantee of future results.

Diversification does not assure a profit or protect against a loss in a declining market.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve more limited liquidity and greater volatility than larger companies.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

2

LETTER FROM THE CHIEF INVESTMENT OFFICER

The information provided herein represents the opinions of the Fund Managers and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The Russell 3000 Index is an unmanaged index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Russell 1000 Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. It is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

The Russell Midcap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500 Growth Index measures the performance of the small to mid cap growth segment of the U.S. equity universe. It includes those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and represents approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The Russell Microcap Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

The Russell Microcap Value Index measures the performance of the microcap value segment of the U.S. Equity market. It includes those Russell Microcap Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

3

EQUITY PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the RBC Equity Funds, with no individual team member being solely responsible for the investment decisions.

Lance F. James

Lance F. James

Managing Director, Senior Portfolio Manager

Lance James is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, and RBC Microcap Value Fund. He is also co-manager of RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, Lance was an equity analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

George Prince

George Prince

Vice President, Portfolio Manager, Senior Equity Analyst

George Prince serves as the co-portfolio manager for the RBC Enterprise Fund. George also provides research support for the RBC Small Cap Core Fund. He joined RBC GAM (US) in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company. George has over 12 years of investment industry experience. He received a BA from Yale University.

Kenneth A. Tyszko, CPA, CFA

Kenneth A. Tyszko, CPA, CFA

Managing Director, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC SMID Cap Growth Fund, and is responsible for Small Cap Growth and SMID Cap Growth research and portfolio management at RBC GAM (US). Ken has been in the investment industry since 1984 and has been managing small cap growth and SMID cap growth portfolios since 1988. He joined RBC GAM (US) in 2001. Ken previously served as a portfolio manager for Oberweis Asset Management, ABN AMRO Asset Management (USA) Inc., ABN AMRO Incorporated, and Sears Investment Management Company. His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken earned a BS in Accountancy from the University of Illinois. He is a CFA charterholder. Ken is a member of the Illinois CPA Society, the CFA Society of Chicago, and the CFA Institute. He has been a guest on Bloomberg Television, Bloomberg Radio, CNBC, and WebFN.

4

EQUITY PORTFOLIO MANAGERS

Stephen E. Kylander

Vice President, Senior Portfolio Manager

Steve Kylander is responsible for portfolio management of the RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, he was a portfolio manager and research analyst for Babson Capital Management. Steve’s previous experience also includes strategy consulting, mergers and acquisitions work and investment banking for L.E.K. Consulting, The Yarmouth Group, and First Boston Corporation. He began working in the investment industry in 1986. Steve earned a BA from Dartmouth College and an MBA from Harvard Business School.

Stephen E. Kylander

5

PERFORMANCE SUMMARY

Average Annual Total Returns as of September 30, 2014 (Unaudited)

RBC SMID Cap Growth Fund (a)

	1 Year	3 Year	5 Year	10 Year	Since Inception(b)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A
- Including Maximum Sales Charge of 5.75%	(2.06)%	16.21%	15.02%	7.40%	10.75%
- At Net Asset Value	3.90%	18.54%	16.39%	8.04%	11.03%	1.14%	1.47%

Class I	4.16%	18.83%	16.68%	8.32%	11.35%	0.89%	1.04%

Russell 2500 Growth Index*	8.05%	22.68%	16.85%	10.10%	10.36%

RBC Enterprise Fund (c)
	1 Year	3 Year	5 Year	10 Year	Since Inception(d)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (f)
- Including Maximum Sales Charge of 5.75%	(8.23)%	19.47%	12.72%	5.95%	10.47%
- At Net Asset Value	(2.62)%	21.85%	14.07%	6.58%	10.68%	1.33%	1.75%

Class I (f)	(2.36)%	22.17%	14.32%	6.83%	10.95%	1.08%	1.20%

Russell 2000 Index*	3.93%	21.26%	14.29%	8.19%	9.31%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 8.

6

PERFORMANCE SUMMARY

RBC Small Cap Core Fund (g)

	1 Year	3 Year	5 Year	10 Year	Since Inception(h)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (l)
- Including Maximum Sales Charge of 5.75%	(2.86)%	18.96%	14.62%	7.75%	10.26%
- At Net Asset Value	3.05%	21.33%	15.99%	8.39%	10.54%	1.15%	1.57%

Class I (l)	3.29%	21.64%	16.28%	8.69%	10.83%	0.90%	1.13%

Russell 2000 Index*	3.93%	21.26%	14.29%	8.19%	9.82%

RBC Microcap Value Fund (i)
	1 Year	3 Year	5 Year	10 Year	Since Inception(j)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (e)
- Including Maximum Sales Charge of 5.75%	0.94%	21.41%	14.31%	7.08%	9.16%
- At Net Asset Value	7.09%	23.82%	15.67%	7.71%	9.40%	1.32%	1.69%

Class I (e)	7.39%	24.13%	15.95%	7.99%	9.67%	1.07%	1.23%

Russell 2000 Value Index*	4.13%	20.61%	13.02%	7.25%	10.01%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 8.

7

PERFORMANCE SUMMARY

RBC Mid Cap Value Fund

	1 Year	3 Year	Since Inception(k)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class I
- At Net Asset Value	20.14%	26.18%	16.61%	0.90%	3.71%

Russell Midcap Value Index*	17.46%	24.72%	16.95%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect the most recent fiscal year-end (September 30, 2014).

(2) The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2016. For SMID Cap Growth Fund, effective November 27, 2013, the annual rate under the expense limitation agreement is 1.10% for Class A and 0.85% for Class I. Prior to November 27, 2013, the annual rate was 1.35% for Class A and 1.10% for Class I. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2014.

*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(a)	The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM (US) (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(b)	The since inception date (commencement of operations) of the Fund is December 31, 1990.

(c)	The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(d)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.

(e)	Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

(f)	Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

8

PERFORMANCE SUMMARY

(g)	The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(h)	The since inception date (commencement of operations) of the Fund is August 5, 1991. The performance of the index since inception of the Fund is calculated from July 31, 1991.

(i)	The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(j)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

(k)	The since inception date (commencement of operations) of the Fund is December 31, 2009. The performance of the index since inception of the Fund is calculated from December 31, 2009.

(l)	Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index is an unmanaged index that measures the performance of approximately 2,000 of the smallest securities in the Russell 3000 Index based on a combination of their market cap and current index membership.

The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

The Russell Microcap Index is an unmanaged index that measures the performance of 1000 of the smallest securities in the Russell 2000 Index based on a combination of their market cap and current index membership.

9

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC SMID Cap Growth Fund
Investment Strategy

Seeks long-term growth by primarily investing in high quality, small and mid capitalization companies that display consistent revenue and earnings growth and superior financial characteristics. Utilizing fundamental research, the Fund employs a bottom-up approach and strict risk controls to build a diversified portfolio of stocks that offer above average expected growth with lower than average market risk.

Performance	For the year ended September 30, 2014, the Fund had a total return of 4.16% (Class I). That compares to a total return of 8.05% for the Russell 2500 Growth Index, the Fund’s primary benchmark.
Factors That Made Positive Contributions

•    Favorable stock selection in the information technology sector, particularly within the software and IT consulting and services industry, contributed positively to performance.

•    Strong security selection in the financial sector also contributed positively to the Fund’s performance.

•    The Fund’s underweight position in consumer discretionary, which was the worst performing sector for the period, was also a positive contributor to results during the year.

•    Under Armour (athletic apparel), Sigma-Aldrich (specialty chemicals), and Open Text Corporation (enterprise content management software) were the top contributing stocks in the portfolio for the period.

Factors That Detracted From Relative Returns

•    Adverse security selection in the industrials sector detracted from the Fund’s performance.

•    Adverse selection in the energy and health care sectors also negatively impacted relative performance.

•    The Fund’s modest cash balance in an upward trending market was a headwind during the period.

•    The worst contributing stocks in the portfolio were Volcano Corporation (medical devices), LKQ Corporation (automotive replacement parts), and TriMas Corporation (diversified industrial products).

Mutual fund investing involves risk. Principal loss is possible. Investing in small cap companies involves additional risks, including greater fluctuations in value and lack of liquidity. These risks are more fully described in the prospectus. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

10

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC SMID Cap Growth Fund
Long-term capital appreciation.				Investment Objective
Russell 2500 Growth Index				Benchmark

				Asset Allocation (as of 9/30/14) (% of fund’s investments) & Top Five Industries (as of 9/30/14) (% of fund’s net assets)
Tractor Supply Co.	2.38%	MWI Veterinary Supply, Inc.	1.75%	Top Ten Holdings (as of 9/30/14) (% of fund’s net assets)
LKQ Corp.	1.97%	United Natural Foods, Inc.	1.68%
Henry Schein, Inc.	1.88%	PAREXEL International Corp.	1.66%
Sigma-Aldrich Corp.	1.84%	Open Text Corp.	1.61%
Raymond James Financial, Inc.	1.78%
Ultimate Software Group, Inc. (The)	1.75%
A listing of all portfolio holdings can be found beginning on page 20.

				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

11

MANAGEMENT DISCUSSION AND TEST ANALYSIS (UNAUDITED)

RBC Enterprise Fund
Investment Strategy

Seeks to provide superior long-term growth of capital compared to the Russell 2000 Index while taking a low risk approach to small company investing. The Adviser believes that portfolios of neglected small cap companies with low valuations, long-term attractive business fundamentals and near-term profitability improvement potential should produce strong absolute and risk-adjusted returns over time.

Performance	For the year ended September 30, 2014, the Fund had a total return of - 2.36% (Class I). That compares to a total return of 3.93% for the Russell 2000 Index, the Fund’s primary benchmark.
Factors That Made Positive Contributions

•    Favorable stock selection in the industrials sector, especially among machinery companies, was a positive contributor to the Fund’s performance.

•    Favorable stock selection in the financial sector, particularly in the banking industry, also contributed positively to the Fund’s relative performance.

Factors That Detracted From Relative Returns

•    The Fund’s relative performance was negatively impacted by an emphasis on microcap stocks, which generally provided lower returns than larger capitalization companies in the small cap index.

•    Unfavorable stock selection in the information technology sector, especially among software and consulting companies, detracted from relative returns.

•    Adverse sector overweight in the economically-sensitive industrial and consumer discretionary sectors also had a negative impact on the Fund’s relative performance.

Mutual fund investing involves risk. Principal loss is possible. Investing in small cap companies involves additional risks, including greater fluctuations in value and lack of liquidity. These risks are more fully described in the prospectus. Although the Fund does not generally invest in initial public offerings (IPO’s), it has the ability to. Investment in IPO’s typically involve greater price volatility resulting in increased turnover and expenses as well as the potential for taxable gains.

12

MANAGEMENT DISCUSSION AND TEST ANALYSIS (UNAUDITED)

RBC Enterprise Fund
Long-term growth of capital and income.				Investment Objective
Russell 2000 Index				Benchmark

				Asset Allocation (as of 9/30/14) (% of fund’s investments) & Top Five Industries (as of 9/30/14) (% of fund’s net assets)

Universal Electronics, Inc.	4.76%	Interactive Intelligence Group, Inc.	2.46%	Top Ten Holdings (as of 9/30/14) (% of fund’s net assets)
Tyler Technologies, Inc.	3.77%	Tessco Technologies, Inc.	2.38%
Greenbrier Cos., Inc. (The)	3.08%	US Physical Therapy, Inc.	2.36%
Compass Diversified Holdings	2.87%	Libbey, Inc.	2.15%
Columbus McKinnon Corp.	2.83%
AZZ, Inc.	2.60%
A listing of all portfolio holdings can be found beginning on page 23.

				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Performance shown for periods prior to the inception date of Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

13

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC Small Cap Core Fund
Investment Strategy

Seeks to provide superior long-term growth of capital compared to the Russell 2000 Index while taking a low risk approach to small company investing. The Adviser believes that portfolios of neglected small cap companies with low valuations, long-term attractive business fundamentals and near-term profitability improvement potential should produce strong absolute and risk-adjusted returns over time.

Performance	For the year ended September 30, 2014, the Fund had a total return of 3.29% (Class I). That compares to a total return of 3.93% for the Russell 2000 Index, the Fund’s primary benchmark.
Factors That Made Positive Contributions

•    Favorable stock selection in the industrials sector, especially among machinery companies, was a positive contributor to the Funds’ performance.

•    Favorable stock selection in the information technology sector, particularly among semiconductor and software companies, was also a positive contributor.

Factors That Detracted From Relative Returns

•    Adverse sector overweight in the economically-sensitive industrial and consumer discretionary sectors had a negative impact on the Fund’s relative performance.

•    Unfavorable stock selection in the materials sector, especially in the chemicals industry, detracted from relative returns.

•    Adverse stock selection in the health care sector, particularly among health care service companies, was also a negative contributing factor.

Mutual fund investing involves risk. Principal loss is possible. Investing in mid cap, small cap and micro cap companies involves additional risks, including greater fluctuations in value and lack of liquidity. These risks are more fully described in the prospectus. Although the Fund does not generally invest in initial public offerings (IPO’s), it has the ability to. Investment in IPO’s typically involve greater price volatility resulting in increased turnover and expenses as well as the potential for taxable gains.

14

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC Small Cap Core Fund
Long-term growth of capital and income.				Investment Objective
Russell 2000 Index				Benchmark

				Asset Allocation (as of 9/30/14) (% of fund’s investments) & Top Five Industries (as of 9/30/14) (% of fund’s net assets)
Universal Electronics, Inc.	4.50%	West Pharmaceutical Services, Inc.	2.30%	Top Ten Holdings (as of 9/30/14) (% of fund’s net assets)
Synchronoss Technologies, Inc.	3.40%	Compass Diversified Holdings	2.29%
Greenbrier Cos., Inc. (The)	2.86%	AZZ, Inc.	2.16%
Tyler Technologies, Inc.	2.85%	Columbus McKinnon Corp.	2.04%
Synaptics, Inc.	2.60%
EnerSys, Inc.	2.50%
A listing of all portfolio holdings can be found beginning on page 27.

				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

15

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC Microcap Value Fund
Investment Strategy

Invests in a diversified portfolio of the smallest companies that have been neglected by institutional shareholders. Utilizing a quantitative process to identify value-oriented investments, the Fund strives to achieve long-term growth while offering shareholders some protection from market declines and fluctuations.

Performance	For the year ended September 30, 2014, the Fund had a total return of 7.39% (Class I). That compares to a total return of 4.13% for the Russell 2000 Value Index, the Fund’s primary benchmark.
Factors That Made Positive Contributions

•    Favorable stock selection in the industrials sector, particularly in the commercial services and supplies and machinery industries, was a positive contributor to the Fund’s performance.

•    Favorable stock selection in the health care sector, especially among pharmaceuticals companies, also was a key factor in the Fund’s performance.

•    Another factor that made a positive contribution was favorable stock selection in the energy sector.

Factors That Detracted From Relative Returns

•    Adverse stock selection in the materials sector, especially among chemicals and metals companies, detracted from the Fund’s performance.

•    An adverse underweight in the financial sector was also a negative contributor to the Fund’s relative performance.

Mutual fund investing involves risk. Principal loss is possible. Investing in micro cap companies involves additional risks, including greater fluctuations in value and lack of liquidity. These risks are more fully described in the prospectus. Although the Fund does not generally invest in initial public offerings (IPO’s), it has the ability to. Investment in IPO’s typically involve greater price volatility resulting in increased turnover and expenses as well as the potential for taxable gains.

16

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC Microcap Value Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Value Index				Benchmark

				Asset Allocation (as of 9/30/14) (% of fund’s investments) & Top Five Industries (as of 9/30/14) (% of fund’s net assets)
Federated National Holding Co.	1.18%	Patrick Industries, Inc.	0.91%	Top Ten Holdings (as of 9/30/14) (% of fund’s net assets)
PAM Transportation Services, Inc.	1.18%	PharMerica Corp.	0.83%
Methode Electronics, Inc.	1.01%	Strattec Security Corp.	0.82%
Measurement Specialties, Inc.	0.93%	Allied Motion Technologies, Inc.	0.80%
REX American Resources Corp.	0.92%	Lydall, Inc.	0.76%
A listing of all portfolio holdings can be found beginning on page 30.

				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

17

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC Mid Cap Value Fund
Investment Strategy

Seeks long-term capital appreciation by investing in common stocks of mid-sized companies that are considered to be undervalued in relation to earnings, dividends and/or assets. The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis.

Performance	For the year ended September 30, 2014, the Fund had a total return of 20.14%. That compares to a total return of 17.46% for the Russell Midcap Value Index, the Fund’s primary benchmark.
Factors That Made Positive Contributions

•    Positive stock selection and an overweight in the information technology sector contributed favorably to the Fund’s performance.

•    Stock selection and an underweight in Financials relative to the benchmark, particularly an underweight in REITs, was a positive contributor to the Fund’s performance.

•    Stock selection within the Industrials sector also made a positive contribution to the Fund’s relative performance.

Factors That Detracted From Relative Returns

•    The Fund’s stock selections in both the Energy and Materials sectors detracted from the Fund’s relative performance.

•    An overweight in the Industrials sector compared to the benchmark also had a negative impact on the Fund’s relative performance.

Mutual fund investing involves risk. Principal loss is possible. Investing in mid cap companies involves additional risks, including greater fluctuations in value and lack of liquidity. These risks are more fully described in the prospectus. Although the Fund does not generally invest in initial public offerings (IPO’s), it has the ability to. Investment in IPO’s typically involve greater price volatility resulting in increased turnover and expenses as well as the potential for taxable gains.

18

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC Mid Cap Value Fund
Long-term capital appreciation.				Investment Objective
Russell Midcap Value Index				Benchmark

				Asset Allocation (as of 9/30/14) (% of fund’s investments) & Top Five Industries (as of 9/30/14) (% of fund’s net assets)
Hartford Financial Services Group, Inc. (The)	3.40%	CMS Energy Corp.	2.31%	Top Ten Holdings (as of 9/30/14) (% of fund’s net assets)
NXP Semiconductor NV	2.96%	Huntington Bancshares, Inc.	2.20%
Skyworks Solutions, Inc.	2.43%	Jarden Corp.	2.14%
Fifth Third Bancorp	2.43%	HCC Insurance Holdings, Inc.	2.09%
CIT Group, Inc.	2.41%	Lincoln National Corp.	2.06%
A listing of all portfolio holdings can be found beginning on page 41.

				Growth of $10,000 Initial Investment Since Inception (12/31/09)

The graph reflects an initial investment of $10,000 over the period from December 31, 2009 to September 30, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

September 30, 2014

Shares		Value
Common Stocks — 98.50%
Consumer Discretionary — 10.74%
15,200	Dorman Products, Inc.*	$608,912
26,500	DSW, Inc., Class A	797,915
6,700	Fossil Group, Inc.*	629,130
51,020	LKQ Corp.*	1,356,622
17,800	Monro Muffler Brake, Inc.	863,834
4,800	Panera Bread Co., Class A*	781,056
26,600	Tractor Supply Co.	1,636,166
16,300	Vitamin Shoppe, Inc.*	723,557

		7,397,192

Consumer Staples — 6.28%
7,900	Casey’s General Stores, Inc.	566,430
13,800	Church & Dwight Co., Inc.	968,208
10,500	PriceSmart, Inc.	899,220
9,100	TreeHouse Foods, Inc.*	732,550
18,800	United Natural Foods, Inc.*	1,155,448

		4,321,856

Energy — 3.86%
8,200	Dril-Quip, Inc.*	733,080
15,480	Oceaneering International, Inc.	1,008,831
15,600	Unit Corp.*	914,940

		2,656,851

Financials — 7.97%
5,200	Affiliated Managers Group, Inc.*	1,041,872
16,000	Eaton Vance Corp.	603,680
14,200	First Cash Financial Services, Inc.*	794,916
20,000	HCC Insurance Holdings, Inc.	965,800
22,900	Raymond James Financial, Inc.	1,226,982
7,600	Signature Bank*	851,656

		5,484,906

Health Care — 19.66%
21,200	Cantel Medical Corp.	728,856
20,340	Catamaran Corp.*	857,331
15,500	Cepheid, Inc.*	682,465
12,900	Charles River Laboratories International, Inc.*	770,646
5,900	Edwards Lifesciences Corp.*	602,685
11,100	Henry Schein, Inc.*	1,292,817
8,900	IDEXX Laboratories, Inc.*	1,048,687
9,300	Integra LifeSciences Holdings Corp.*	461,652
5,000	Laboratory Corp of America Holdings*	508,750
4,100	Mettler-Toledo International, Inc.*	1,050,133
8,100	MWI Veterinary Supply, Inc.*	1,202,040

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

September 30, 2014

Shares		Value
18,400	NuVasive, Inc.*	$641,608
18,100	PAREXEL International Corp.*	1,141,929
10,400	Varian Medical Systems, Inc.*	833,248
2,900	Volcano Corp.*	30,856
9,300	Waters Corp.*	921,816
16,900	West Pharmaceutical Services, Inc.	756,444

		13,531,963

Industrials — 22.19%
5,900	Alliant Techsystems, Inc.	753,076
10,700	Chart Industries, Inc.*	654,091
14,800	Clean Harbors, Inc.*	798,016
23,100	Copart, Inc.*	723,377
19,740	Donaldson Co., Inc.	802,036
14,300	Flowserve Corp.	1,008,436
6,840	Huron Consulting Group, Inc.*	417,035
10,200	Jacobs Engineering Group, Inc.*	497,964
11,100	Landstar System, Inc.	801,309
7,900	Middleby Corp. (The)*	696,227
11,400	MSC Industrial Direct Co., Inc., Class A	974,244
15,900	Portfolio Recovery Associates, Inc.*	830,457
11,000	Proto Labs, Inc.*	759,000
9,300	Stericycle, Inc.*	1,084,008
9,200	Teledyne Technologies, Inc.*	864,892
9,000	Towers Watson & Co., Class A	895,500
20,600	TriMas Corp.*	501,198
11,500	WageWorks, Inc.*	523,595
15,000	Waste Connections, Inc.	727,800
20,200	Woodward, Inc.	961,924

		15,274,185

Information Technology — 19.80%
9,320	ANSYS, Inc.*	705,244
30,800	Aruba Networks, Inc.*	664,664
19,510	Autodesk, Inc.*	1,075,001
21,200	Bottomline Technologies (de), Inc.*	584,908
24,300	Cardtronics, Inc.*	855,360
6,400	F5 Networks, Inc.*	759,936
14,400	Global Payments, Inc.	1,006,272
13,200	Informatica Corp.*	451,968
9,000	Mercadolibre, Inc.	977,850
15,350	Microchip Technology, Inc.	724,981
16,450	National Instruments Corp.	508,799
20,000	Open Text Corp.	1,108,400
36,700	Riverbed Technology, Inc.*	680,601
9,100	SPS Commerce, Inc.*	483,665
22,100	Synopsys, Inc.*	877,259

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

September 30, 2014

Shares		Value
8,500	Ultimate Software Group, Inc. (The)*	$1,202,836
8,700	WEX, Inc.*	959,784

		13,627,528

Materials — 8.00%
10,000	Airgas, Inc.	1,106,500
14,000	AptarGroup, Inc.	849,800
18,600	Balchem Corp.	1,052,202
15,200	HB Fuller Co.	603,440
9,200	Reliance Steel & Aluminum Co.	629,280
9,300	Sigma-Aldrich Corp.	1,264,893

		5,506,115

Total Common Stocks		67,800,596

(Cost $44,543,784)
Investment Company — 1.46%
1,000,893	JPMorgan Prime Money Market Fund, Institutional Class	1,000,893

Total Investment Company		1,000,893

(Cost $1,000,893)

Total Investments		$68,801,489
(Cost $45,544,677)(a) — 99.96%

Other assets in excess of liabilities — 0.04%		30,289

NET ASSETS — 100.00%		$68,831,778

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

September 30, 2014

Shares		Value
Common Stocks — 98.14%
Consumer Discretionary — 20.74%
147,243	Bridgepoint Education, Inc.*	$1,643,232
85,938	Delta Apparel, Inc.*	781,176
42,200	Destination Maternity Corp.	651,568
456,618	Destination XL Group, Inc.*	2,155,237
61,000	Grand Canyon Education, Inc.*	2,486,970
67,600	Jason Industries, Inc.*	699,660
89,100	Kona Grill, Inc.*	1,757,943
103,700	Libbey, Inc.*	2,723,162
46,000	Malibu Boats, Inc., Class A*	851,920
23,100	Red Robin Gourmet Burgers, Inc.*	1,314,390
158,800	Smith & Wesson Holding Corp.*	1,499,072
32,500	Sodastream International Ltd.*	958,425
150,670	Tandy Leather Factory, Inc.	1,423,831
122,300	Universal Electronics, Inc.*	6,037,951
240,300	ZAGG, Inc.*	1,340,874

		26,325,411

Consumer Staples — 0.86%
33,600	John B Sanfilippo & Son, Inc.	1,087,296

Energy — 5.40%
82,800	Callon Petroleum Co.*	729,468
117,800	Emerald Oil, Inc.*	724,470
32,108	Geospace Technologies Corp.*	1,128,596
32,000	Gulfport Energy Corp.*	1,708,800
115,600	Ring Energy, Inc.*	1,703,944
70,900	Synergy Resources Corp.*	864,271

		6,859,549

Financials — 12.13%
205,300	Asta Funding, Inc.*	1,685,513
27,700	Atlas Financial Holdings, Inc.*	383,368
70,900	Boston Private Financial Holdings, Inc.	878,451
91,059	CoBiz Financial, Inc.	1,018,040
207,900	Compass Diversified Holdings	3,640,329
22,234	East West Bancorp, Inc.	755,956
58,900	Gain Capital Holdings, Inc.	375,193
164,200	Gramercy Property Trust, Inc. REIT	945,792
27,323	Heritage Financial Corp.	432,796
57,400	LaSalle Hotel Properties REIT	1,965,376
27,626	Mercantile Bank Corp.	526,275
11,100	National Interstate Corp.	309,690
71,174	Northrim BanCorp, Inc.	1,881,129
74,400	Performant Financial Corp.*	601,152

		15,399,060

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

September 30, 2014

Shares		Value
Health Care — 7.66%
274,000	BioScrip, Inc.*	$1,893,340
82,900	Exactech, Inc.*	1,897,581
96,000	iCAD, Inc.*	945,600
18,800	Meridian Bioscience, Inc.	332,572
211,600	Streamline Health Solutions, Inc.*	979,708
36,900	SurModics, Inc.*	670,104
84,800	US Physical Therapy, Inc.	3,001,072

		9,719,977

Industrials — 25.26%
39,500	Acacia Research Corp.	611,460
99,900	Air Transport Services Group, Inc.*	727,272
111,456	Allied Defense Group, Inc. (The)*(a)(b)(c)	8,916
79,000	AZZ, Inc.	3,299,830
163,525	Columbus McKinnon Corp.	3,595,915
16,335	CTPartners Executive Search, Inc.*	254,663
63,400	Ducommun, Inc.*	1,737,794
130,200	Ennis, Inc.	1,714,734
69,000	GP Strategies Corp.*	1,981,680
14,900	Graham Corp.	428,375
53,300	Greenbrier Cos., Inc. (The)	3,911,154
223,300	Hudson Technologies, Inc.*	739,123
32,300	Marten Transport Ltd.	575,263
32,800	Mistras Group, Inc.*	669,120
80,800	NN, Inc.	2,158,976
32,725	Old Dominion Freight Line, Inc.*	2,311,694
50,900	Orion Marine Group, Inc.*	507,982
38,000	Patrick Industries, Inc.*	1,609,680
155,300	PGT, Inc.*	1,447,396
76,800	Sparton Corp.*	1,893,120
50,150	Sun Hydraulics Corp.	1,885,139

		32,069,286

Information Technology — 17.54%
22,382	Aspen Technology, Inc.*	844,249
111,774	Computer Task Group, Inc.	1,240,691
38,900	comScore, Inc.*	1,416,349
275,300	CYREN Ltd.*	602,907
307,700	Glu Mobile, Inc.*	1,590,809
61,300	GSI Group, Inc.*	704,337
74,800	Interactive Intelligence Group, Inc.*	3,126,640
135,900	KEYW Holding Corp. (The)*	1,504,413
68,500	NIC, Inc.	1,179,570
67,300	RMG Networks Holding Corp.*	111,045
111,100	Sapiens International Corp.*	822,140
104,342	Tessco Technologies, Inc.	3,024,875
54,100	Tyler Technologies, Inc.*	4,782,440

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

September 30, 2014

Shares		Value
87,675	Vishay Precision Group, Inc.*	$1,309,865

		22,260,330

Materials — 6.40%
56,116	Intertape Polymer Group, Inc.	813,682
58,400	Koppers Holdings, Inc.	1,936,544
108,600	Landec Corp.*	1,330,350
264,900	OMNOVA Solutions, Inc.*	1,422,513
99,588	Universal Stainless & Alloy Products, Inc.*	2,625,140

		8,128,229

Telecommunication Services — 0.78%
42,200	magicJack Vocaltec Ltd.*	415,670
385,700	Towerstream Corp.*	570,836

		986,506

Utilities — 1.37%
55,800	Unitil Corp.	1,734,822

Total Common Stocks		124,570,466

(Cost $82,717,364)
Rights/Warrants — 0.05%
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*	42,490
6,203	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	28,534

Total Rights/Warrants		71,024

(Cost $0)
Exchange Traded Funds — 1.45%
48,600	SPDR S&P Regional Banking	1,839,996

Total Exchange Traded Funds		1,839,996

(Cost $1,453,084)
Investment Company — 1.06%
1,345,898	JPMorgan Prime Money Market Fund, Institutional Class	1,345,898

Total Investment Company		1,345,898

(Cost $1,345,898)

Total Investments		$127,827,384
(Cost $85,516,346)(d) — 100.70%

Liabilities in excess of other assets — (0.70)%		(890,877)

NET ASSETS — 100.00%		$126,936,507

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

September 30, 2014

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	This security is considered illiquid as to its marketability.
The total investment in restricted and illiquid securities representing $8,916 or 0.01% of net assets were as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	9/30/14 Carrying Value Per Unit
111,456	Allied Defense Group, Inc. (The)	12/24/2013	$—	$0.08

(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

September 30, 2014

Shares		Value
Common Stocks — 95.78%
Consumer Discretionary — 21.36%
41,500	Core-Mark Holding Co., Inc.	$2,201,160
63,800	Destination Maternity Corp.	985,072
586,000	Destination XL Group, Inc.*	2,765,920
71,600	Drew Industries, Inc.	3,020,804
175,900	Fox Factory Holding Corp.*	2,726,450
77,400	Grand Canyon Education, Inc.*	3,155,598
67,240	Helen of Troy Ltd.*	3,531,445
70,100	Kona Grill, Inc.*	1,383,073
166,100	Libbey, Inc.*	4,361,786
75,700	Malibu Boats, Inc., Class A*	1,401,964
110,500	Performance Sports Group Ltd.*	1,775,735
282,800	Smith & Wesson Holding Corp.*	2,669,632
42,800	Sodastream International Ltd.*	1,262,172
80,962	Steven Madden Ltd.*	2,609,405
198,823	Universal Electronics, Inc.*	9,815,891
64,200	Vera Bradley, Inc.*	1,327,656
282,700	ZAGG, Inc.*	1,577,466

		46,571,229

Energy — 5.15%
39,700	Geospace Technologies Corp.*	1,395,455
73,900	Gulfport Energy Corp.*	3,946,260
211,400	Ring Energy, Inc.*	3,116,036
108,700	RSP Permian, Inc.*	2,778,372

		11,236,123

Financials — 10.74%
93,300	AMERISAFE, Inc.	3,648,963
19,400	AmTrust Financial Services, Inc.	772,508
12,800	BancFirst Corp.	800,768
59,800	Chemical Financial Corp.	1,608,022
37,900	Community Bank System, Inc.	1,273,061
285,300	Compass Diversified Holdings	4,995,603
87,500	FXCM, Inc., Class A	1,386,875
362,800	Gramercy Property Trust, Inc. REIT	2,089,728
59,000	LaSalle Hotel Properties REIT	2,020,160
63,400	ProAssurance Corp.	2,794,038
110,100	Safeguard Scientifics, Inc.*	2,025,840

		23,415,566

Health Care — 7.45%
21,300	Analogic Corp.	1,362,348
91,500	Bio-Reference Labs, Inc.*	2,567,490
377,600	BioScrip, Inc.*	2,609,216
37,600	Hanger, Inc.*	771,552
65,200	Masimo Corp.*	1,387,456

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

September 30, 2014

Shares		Value
71,600	US Physical Therapy, Inc.	$2,533,924
112,100	West Pharmaceutical Services, Inc.	5,017,596

		16,249,582

Industrials — 26.67%
391,700	ACCO Brands Corp.*	2,702,730
90,704	Astronics Corp.*	4,324,767
112,622	AZZ, Inc.	4,704,221
202,000	Columbus McKinnon Corp.	4,441,980
91,700	Ducommun, Inc.*	2,513,497
93,000	EnerSys, Inc.	5,453,520
123,428	GP Strategies Corp.*	3,544,852
24,200	Graham Corp.	695,750
84,900	Greenbrier Cos., Inc. (The)	6,229,962
83,100	Hillenbrand, Inc.	2,566,959
112,000	Insteel Industries, Inc.	2,302,720
145,700	Interface, Inc.	2,351,598
41,900	Mistras Group, Inc.*	854,760
43,350	Old Dominion Freight Line, Inc.*	3,062,244
72,000	Patrick Industries, Inc.*	3,049,920
23,400	Powell Industries, Inc.	956,124
113,500	Primoris Services Corp.	3,046,340
56,500	Sun Hydraulics Corp.	2,123,835
40,000	Wabtec Corp.	3,241,600

		58,167,379

Information Technology — 19.20%
76,639	Computer Task Group, Inc.	850,693
81,200	Interactive Intelligence Group, Inc.*	3,394,160
62,000	InterDigital, Inc.	2,468,840
44,500	InvenSense, Inc.*	877,985
126,600	KEYW Holding Corp. (The)*	1,401,462
119,600	NIC, Inc.	2,059,512
74,600	Skyworks Solutions, Inc.	4,330,530
77,600	Synaptics, Inc.*	5,680,320
162,000	Synchronoss Technologies, Inc.*	7,416,360
171,300	Take-Two Interactive Software, Inc.*	3,951,891
111,200	Tessco Technologies, Inc.	3,223,688
70,400	Tyler Technologies, Inc.*	6,223,360

		41,878,801

Materials — 4.11%
145,500	FutureFuel Corp.	1,729,995
73,489	Koppers Holdings, Inc.	2,436,895
88,200	Landec Corp.*	1,080,450
311,500	OMNOVA Solutions, Inc.*	1,672,755
77,091	Universal Stainless & Alloy Products, Inc.*	2,032,119

		8,952,214

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

September 30, 2014

Shares		Value
Utilities — 1.10%
51,500	Laclede Group, Inc. (The)	$2,389,600

Total Common Stocks		208,860,494

(Cost $173,398,608)
Exchange Traded Funds — 1.46%
29,100	iShares Russell 2000 Index Fund	3,182,085

Total Exchange Traded Funds		3,182,085

(Cost $2,752,368)
Investment Company — 2.19%
4,779,904	JPMorgan Prime Money Market Fund, Institutional Class	4,779,904

Total Investment Company		4,779,904

(Cost $4,779,904)

Total Investments		$216,822,483
(Cost $180,930,880)(a) — 99.43%

Other assets in excess of liabilities — 0.57%		1,252,261

NET ASSETS — 100.00%		$218,074,744

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

    See notes to financial statements.

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

September 30, 2014

Shares		Value
Common Stocks — 92.38%
Consumer Discretionary — 17.85%
15,000	ALCO Stores, Inc.*	$30,000
3,725	Ambassadors International, Inc.*	28
18,000	Ambow Education Holding Ltd. ADR*	1,260
11,900	America’s Car-Mart, Inc.*	471,121
6,400	Arctic Cat, Inc.	222,848
700	Biglari Holdings, Inc.*	237,832
8,600	Blyth, Inc.	69,832
37,800	Books-A-Million, Inc.*	64,260
13,427	Bowl America, Inc., Class A	197,377
11,800	Brown Shoe Co., Inc.	320,134
41,800	Build-A-Bear Workshop, Inc.*	546,744
39,200	Carriage Services, Inc.	679,336
17,800	Core-Mark Holding Co., Inc.	944,112
29,600	CSS Industries, Inc.	717,800
30,200	Delta Apparel, Inc.*	274,518
12,800	E.W. Scripps Co. (The), Class A*	208,768
33,500	Entercom Communications Corp., Class A*	269,005
22,400	Flexsteel Industries, Inc.	755,552
32,600	Fred’s, Inc., Class A	456,400
11,400	Haverty Furniture Cos., Inc.	248,406
12,800	Helen of Troy Ltd.*	672,256
44,400	hhgregg, Inc.*	280,164
27,100	Hooker Furniture Corp.	412,191
46,300	Isle of Capri Casinos, Inc.*	347,250
10,500	JAKKS Pacific, Inc.*	74,550
20,500	Johnson Outdoors, Inc., Class A	530,950
82,000	Journal Communications, Inc., Class A*	691,260
23,500	Kid Brands, Inc.*	47
47,910	Lakeland Industries, Inc.*	332,975
95,270	Lazare Kaplan International, Inc.*	133,378
15,700	La-Z-Boy, Inc.	310,703
25,400	Leapfrog Enterprises, Inc.*	152,146
28,300	Lifetime Brands, Inc.	433,273
42,500	Luby’s, Inc.*	226,100
10,000	M/I Homes, Inc.*	198,200
45,900	Marcus Corp. (The)	725,220
22,300	MarineMax, Inc.*	375,755
2,140	Matthews International Corp., Class A	93,924
7,500	McRae Industries, Inc., Class A	206,250
22,600	Media General, Inc.*	296,286
21,300	Mestek, Inc.*	410,238
17,400	Modine Manufacturing Co.*	206,538
14,300	Movado Group, Inc.	472,758
4,700	NACCO Industries, Inc., Class A	233,731
28,200	Nautilus, Inc.*	337,554
10,300	Nobility Homes, Inc.*	108,150

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2014

Shares		Value
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	$0
16,350	Perry Ellis International, Inc.*	332,723
119,400	Point.360*	62,088
41,200	Radio One, Inc., Class D*	131,016
51,900	Red Lion Hotels Corp.*	295,311
18,150	REX American Resources Corp.*	1,322,772
35,200	Rocky Brands, Inc.	495,968
61,500	Ruby Tuesday, Inc.*	362,235
15,700	Saga Communications, Inc., Class A	527,206
39,150	Salem Communications Corp., Class A	297,931
39,000	Shiloh Industries, Inc.*	663,390
82	Sizmek, Inc.*	635
22,300	Stage Stores, Inc.	381,553
21,800	Standard Motor Products, Inc.	750,574
28,900	Stein Mart, Inc.	333,795
16,900	Stoneridge, Inc.*	190,463
14,600	Strattec Security Corp.	1,187,710
29,500	Superior Industries International, Inc.	517,135
28,200	Systemax, Inc.*	351,654
65,200	Trans World Entertainment Corp.	238,632
19,000	TravelCenters of America LLC*	187,720
32,100	Tuesday Morning Corp.*	622,901
32,100	Unifi, Inc.*	831,390
30,000	Universal Travel Group*(a)(b)(c)	0
45,600	VOXX International Corp.*	424,080
1,397	Walking Co. Holdings, Inc. (The)	10,477
11,000	Weyco Group, Inc.	276,210

		25,772,749

Consumer Staples — 2.63%
7,350	Andersons, Inc. (The)	462,168
53,200	Central Garden and Pet Co.*	412,300
16,700	Chiquita Brands International, Inc.*	237,140
25,800	Ingles Markets, Inc., Class A	611,202
12,200	Oil-Dri Corp. of America	318,054
69,500	Omega Protein Corp.*	868,750
39,200	Roundy’s, Inc.	117,208
73,000	Royal Hawaiian Orchards LP*	195,640
29,640	SpartanNash Co.	576,498

		3,798,960

Energy — 3.06%
9,200	Basic Energy Services, Inc.*	199,548
38,900	Callon Petroleum Co.*	342,709
7,300	Calumet Specialty Products Partners LP	200,385
12,300	Constellation Energy Partners LLC*	43,788
7,500	Global Partners LP	312,525
22,600	Harvest Natural Resources, Inc.*	82,942

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2014

Shares		Value
27,900	Knightsbridge Tankers Ltd.	$246,915
19,300	Natural Gas Services Group, Inc.*	464,551
26,800	Newpark Resources, Inc.*	333,392
9,800	Niska Gas Storage Partners LLC	122,304
53,100	North American Energy Partners, Inc.	341,964
14,600	PHI, Inc.*	601,228
11,900	PHI, Inc., Non voting*	489,685
7,200	Rose Rock Midstream LP	425,880
14,700	Swift Energy Co.*	141,120
17,600	Teekay Tankers, Ltd., Class A	65,648
110,300	Trico Marine Services, Inc.*(a)(b)(c)	0

		4,414,584

Financials — 23.37%
39,150	Affirmative Insurance Holdings, Inc.*	78,300
12,800	AG Mortgage Investment Trust, Inc. REIT	227,840
10,600	Agree Realty Corp. REIT	290,228
24,000	American Equity Investment Life Holding Co.	549,120
14,970	American Independence Corp.*	157,484
29,990	Ameris Bancorp	658,281
21,800	Apollo Commercial Real Estate Finance, Inc. REIT	342,478
13,600	Apollo Residential Mortgage, Inc. REIT	209,848
40,600	Arbor Realty Trust, Inc. REIT	273,644
15,300	Ares Commercial Real Estate Corp. REIT	178,857
8,100	Arlington Asset Investment Corp., Class A	205,821
59,500	Asta Funding, Inc.*	488,495
17,400	Baldwin & Lyons, Inc., Class B	429,780
40,700	Banc of California, Inc.	473,341
12,400	Banco Latinoamericano de Comercio Exterior SA	380,432
49,900	Bancorp, Inc.*	428,641
7,028	Banner Corp.	270,367
100,000	Beverly Hills Bancorp, Inc.*	260
33,600	California First National Bancorp	498,624
4,211	Capital Bank Financial Corp., Class A*	100,559
38,000	Capitol Bancorp Ltd.*(a)(b)(c)	0
37,100	Cedar Realty Trust, Inc. REIT	218,890
6,580	CIM Commercial Trust Corp. REIT	145,286
49,950	Citizens, Inc.*	322,677
101,200	Consumer Portfolio Services*	648,692
15,756	Cowen Group, Inc., Class A*	59,085
35,777	Donegal Group, Inc., Class A	549,535
8,444	Donegal Group, Inc., Class B	180,955
59,540	Dynex Capital, Inc. REIT	481,083
22,700	EMC Insurance Group, Inc.	655,576
24,800	Federal Agricultural Mortgage Corp., Class C	797,072
60,900	Federated National Holding Co.	1,710,681
29,500	First Defiance Financial Corp.	796,795
9,400	First Financial Corp.	290,930

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2014

Shares		Value
41,200	First Merchants Corp.	$832,652
38,000	First Place Financial Corp.*(a)(b)(c)	4
42,000	First State Bancorporation*(a)(b)(c)	0
660	Flagstar Bancorp, Inc.*	11,108
2,250	FRMO Corp.*	20,250
19,700	Gain Capital Holdings, Inc.	125,489
11,200	Getty Realty Corp. REIT	190,400
7,100	Guaranty Bancorp.	95,921
33,300	HF Financial Corp.	447,552
6,040	HomeTrust Bancshares, Inc.*	88,244
9,459	Hudson Valley Holding Corp.	171,681
12,006	Huntington Bancshares, Inc.	116,818
45,700	Independence Holding Co.	607,353
7,800	Infinity Property & Casualty Corp.	499,278
26,400	Intervest Bancshares Corp.	252,384
7,000	Investors Title Co.	512,400
28,400	JAVELIN Mortgage Investment Corp. REIT	341,084
41,600	JMP Group, Inc.	260,832
16,500	Kansas City Life Insurance Co.	731,775
21,600	Manning & Napier, Inc.	362,664
30,890	Marlin Business Services Corp.	565,905
60,150	Meadowbrook Insurance Group, Inc.	351,877
79,100	MicroFinancial, Inc.	637,546
13,100	MidSouth Bancorp, Inc.	244,970
23,100	Monmouth Real Estate Investment Corp. REIT, Class A	233,772
45,000	MutualFirst Financial, Inc.	1,012,500
5,300	National Security Group, Inc. (The)	65,402
3,500	National Western Life Insurance Co., Class A	864,535
9,900	Navigators Group, Inc. (The)*	608,850
39,788	Nicholas Financial, Inc.*	461,143
29,900	OFG Bancorp.	447,902
15,700	One Liberty Properties, Inc. REIT	317,611
15,700	Onebeacon Insurance Group, Ltd., Class A	241,937
4,800	Oppenheimer Holdings, Inc., Class A	97,200
14,800	Pacific Mercantile Bancorp*	103,156
2,468	Park Sterling Corp.	16,363
25,200	Peoples Bancorp, Inc.	598,500
7,300	Piper Jaffray Cos.*	381,352
15,900	Provident Financial Holdings, Inc.	231,981
17,400	Ramco-Gershenson Properties Trust REIT	282,750
39,674	Reis, Inc.	935,910
20,400	Resource Capital Corp. REIT	99,348
9,100	Safety Insurance Group, Inc.	490,581
12,300	Simmons First National Corp., Class A	473,796
6,793	South State Corp.	379,864
33,500	Southwest Bancorp, Inc.	549,400
50,662	Sterling Bancorp	647,967
10,600	Stewart Information Services Corp.	311,110

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2014

Shares		Value
5,840	Sun Bancorp, Inc.*	$105,762
41,900	SWS Group, Inc.*	288,691
54,000	TierOne Corp.*(a)(b)(c)	0
22,000	UMH Properties, Inc. REIT	209,000
52,000	Unico American Corp.*	628,160
88,216	United Community Financial Corp.	412,851
19,000	United Western Bancorp, Inc.*	475
10,800	Urstadt Biddle Properties, Inc. REIT, Class A	219,240
15,000	Walker & Dunlop, Inc.*	199,350
14,041	Western Asset Mortgage Capital Corp. REIT	207,526
15,300	Whitestone REIT	213,282
31,800	Winthrop Realty Trust REIT	479,226
12,100	ZAIS Financial Corp. REIT	208,846
4,600	Ziegler Cos., Inc. (The)*(a)	147,200

		33,740,383

Health Care — 4.92%
30,800	Albany Molecular Research, Inc.*	679,756
11,000	American Shared Hospital Services*	24,310
34,900	AngioDynamics, Inc.*	478,828
53,000	BioScrip, Inc.*	366,230
18,200	Cambrex Corp.*	339,976
15,200	Capital Senior Living Corp.*	322,696
18,800	CONMED Corp.	692,592
21,300	Cross Country Healthcare, Inc.*	197,877
43,000	CryoLife, Inc.	424,410
55,200	Five Star Quality Care, Inc.*	208,104
20,370	Hanger, Inc.*	417,992
8,600	Invacare Corp.	101,566
6,300	Kewaunee Scientific Corp.	112,581
9,662	Kindred Healthcare, Inc.	187,443
12,800	Lannett Co., Inc.*	584,704
15,000	MedCath Corp.*(a)(b)(c)	0
49,300	PharMerica Corp.*	1,204,399
44,500	Symmetry Medical, Inc.*	449,005
15,900	Triple-S Management Corp., Class B*	316,410

		7,108,879

Industrials — 23.13%
39,339	Aceto Corp.	760,029
27,100	Aegean Marine Petroleum Network, Inc.	248,507
3,000	Aegion Corp.*	66,750
14,800	Alamo Group, Inc.	606,800
80,900	Allied Motion Technologies, Inc.	1,148,780
7,100	Altra Industrial Motion Corp.	207,036
47,700	Ameresco, Inc., Class A*	326,745
11,400	Ampco-Pittsburgh Corp.	228,000
8,100	AMREP Corp.*	37,746

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2014

Shares		Value
9,100	Argan, Inc.	$303,758
19,200	Baltic Trading Ltd.	79,488
14,900	CAI International, Inc.*	288,315
35,400	CBIZ, Inc.*	278,598
13,400	CDI Corp.	194,568
8,774	Ceco Environmental Corp.	117,572
30,400	Celadon Group, Inc.	591,280
85,425	Cenveo, Inc.*	211,000
2,400	Chicago Rivet & Machine Co.	74,400
10,300	Comfort Systems USA, Inc.	139,565
31,878	Compx International, Inc.	328,343
30,800	Dolan Co. (The)*(c)	1,879
13,600	Douglas Dynamics, Inc.	265,200
27,500	Ducommun, Inc.*	753,775
16,100	Dycom Industries, Inc.*	494,431
4,150	Eagle Bulk Shipping Inc*	3,808
13,100	Eastern Co. (The)	209,338
8,480	Ecology and Environment, Inc., Class A	83,019
13,600	Encore Wire Corp.	504,424
34,100	Ennis, Inc.	449,097
8,200	EnPro Industries, Inc.*	496,346
20,100	Espey Manufacturing & Electronics Corp.	404,613
27,000	Federal Signal Corp.	357,480
19,900	FLY Leasing Ltd. ADR	254,919
11,300	G&K Services, Inc., Class A	625,794
22,300	GenCorp, Inc.*	356,131
32,900	Gibraltar Industries, Inc.*	450,401
8,600	GP Strategies Corp.*	246,992
14,100	Greenbrier Cos., Inc. (The)	1,034,658
29,000	Griffon Corp.	330,310
22,250	Hardinge, Inc.	243,415
7,600	Hill International, Inc.*	30,400
23,350	International Shipholding Corp.	417,731
23,500	Jinpan International Ltd.	186,120
7,100	Kadant, Inc.	277,255
11,700	Key Technology, Inc.*	153,270
14,500	Kforce, Inc.	283,765
34,800	Kimball International, Inc., Class B	523,740
3,908	Kratos Defense & Security Solutions, Inc.*	25,636
64,000	LECG Corp.*	109
33,000	LS Starrett Co. (The), Class A	456,720
44,250	LSI Industries, Inc.	268,597
40,700	Lydall, Inc.*	1,099,307
30,012	Marten Transport Ltd.	534,514
44,100	Meritor, Inc.*	478,485
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
85,194	MFC Industrial Ltd.	605,729
34,900	Miller Industries, Inc.	589,810

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2014

Shares		Value
10,600	Mistras Group, Inc.*	$216,240
2,900	National Presto Industries, Inc.	176,059
29,500	NN, Inc.	788,240
15,800	Northwest Pipe Co.*	538,780
23,400	Orion Marine Group, Inc.*	233,532
46,900	PAM Transportation Services, Inc.*	1,700,125
5,200	Paragon Shipping, Inc., Class A*	20,748
31,160	Patrick Industries, Inc.*	1,319,938
36,800	Pike Corp.*	437,552
11,700	PowerSecure International, Inc.*	112,086
25,000	RCM Technologies, Inc.*	189,250
22,948	RR Donnelley & Sons Co.	377,724
20,500	Rush Enterprises, Inc., Class A*	685,725
39,700	Safe Bulkers, Inc.	264,402
10,900	Signature Group Holdings, Inc.*	87,745
11,500	SL Industries, Inc.*	561,430
13,600	Sparton Corp.*	335,240
9,700	Standex International Corp.	719,158
37,900	Superior Uniform Group, Inc.	820,535
53,820	Supreme Industries, Inc., Class A	420,334
4,269	SYKES Enterprises, Inc.*	85,295
22,200	Tredegar Corp.	408,702
11,800	Universal Forest Products, Inc.	503,978
13,900	USA Truck, Inc.*	243,667
14,600	Viad Corp.	301,490
43,200	Volt Information Sciences, Inc.*	395,280
68,500	Willdan Group, Inc.*	990,510
35,200	Willis Lease Finance Corp.*	722,304

		33,390,567

Information Technology — 10.06%
60,700	Acorn Energy, Inc.*	94,085
10,800	Black Box Corp.	251,856
26,000	Blucora, Inc.*	396,240
59,200	CIBER, Inc.*	203,056
50,000	Comarco, Inc.*	7,500
18,400	Communications Systems, Inc.	205,344
28,000	CTS Corp.	444,920
25,600	Digi International, Inc.*	192,000
24,700	Edgewater Technology, Inc.*	169,689
30,600	Electro Rent Corp.	421,362
14,400	Electro Scientific Industries, Inc.	97,776
12,500	ePlus, Inc.*	700,625
17,000	Exar Corp.*	152,150
8,200	Fabrinet*	119,720
23,200	Global Cash Access Holdings, Inc.*	156,600
17,532	GSI Group, Inc.*	201,443
33,400	Insight Enterprises, Inc.*	755,842

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2014

Shares		Value
54,375	Integrated Silicon Solution, Inc.	$747,113
13,000	JinkoSolar Holding Co. Ltd. ADR*	357,370
4,800	Kemet Corp.*	19,776
18,300	Magal Security Systems Ltd.*	78,507
15,700	Measurement Specialties, Inc.*	1,344,077
2,285	Mecklermedia Corp.*	2,194
39,700	Methode Electronics, Inc.	1,463,739
33,500	Newport Corp.*	593,620
26,100	Oplink Communications, Inc.	439,002
70,415	Optical Cable Corp.	318,980
7,600	Park Electrochemical Corp.	178,980
45,200	PC Connection, Inc.	970,444
58,700	Perceptron, Inc.	574,673
31,730	Photronics, Inc.*	255,427
40,600	Richardson Electronics Ltd.	405,594
4,500	Rosetta Stone, Inc.*	36,225
24,600	Rudolph Technologies, Inc.*	222,630
60,100	Sigmatron International, Inc.*	436,927
7,300	STR Holdings, Inc.*	10,585
25,600	Tessco Technologies, Inc.	742,144
23,200	Vishay Precision Group, Inc.*	346,608
14,286	WPCS International, Inc.*	11,857
35,300	XO Group, Inc.*	395,713

		14,522,393

Materials — 3.86%
37,000	Blue Earth Refineries, Inc.*(a)(b)(c)	0
15,700	China Green Agriculture, Inc.*	31,086
15,400	Friedman Industries, Inc.	122,430
4,300	Hawkins, Inc.	154,628
13,900	Innospec, Inc.	499,010
15,300	KMG Chemicals, Inc.	249,084
12,900	Materion Corp.	395,643
21,600	Myers Industries, Inc.	381,024
6,800	Neenah Paper, Inc.	363,664
10,400	North American Palladium Ltd.*	2,018
18,100	Olympic Steel, Inc.	372,317
37,400	OMNOVA Solutions, Inc.*	200,838
32,400	Penford Corp.*	426,708
5,200	Quaker Chemical Corp.	372,788
18,400	Schulman (A), Inc.	665,344
4,700	Stepan Co.	208,586
67,100	Thompson Creek Metals Co., Inc.*	147,620
22,100	Trecora Resources*	273,598
16,000	Universal Stainless & Alloy Products, Inc.*	421,760
3,200	Vulcan International Corp.	126,560

37

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2014

Shares		Value
11,000	Zep, Inc.	$154,220

		5,568,926

Telecommunication Services — 0.52%
34,400	Premiere Global Services, Inc.*	411,768
25,800	Spok Holdings, Inc.	335,658

		747,426

Utilities — 2.98%
15,500	American States Water Co.	471,510
5,108	California Water Service Group	114,623
20,085	Chesapeake Utilities Corp.	836,741
18,700	Connecticut Water Service, Inc.	607,750
16,100	Delta Natural Gas Co., Inc.	318,297
16,600	Empire District Electric Co. (The)	400,890
24,300	Middlesex Water Co.	476,280
18,600	SJW Corp.	499,782
18,876	Unitil Corp.	586,855

		4,312,728

Total Common Stocks		133,377,595

(Cost $110,075,827)
Preferred Stocks — 0.70%
3,122	Alere, Inc.	1,010,310

Total Preferred Stocks		1,010,310

(Cost $504,723)
Exchange Traded Funds — 0.28%
2,700	iShares Russell Microcap Index Fund	187,677
13,400	PowerShares Zacks Micro Cap Portfolio	207,968

Total Exchange Traded Funds		395,645

(Cost $210,668)
Rights/Warrants — 0.03%
992	Genco Shipping & Trading Ltd. Warrants, Expire 7/9/21*	5,803
32,000	Southern Community Financial Corp. Rights*(a)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*	24,557
3,585	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	16,491

Total Rights/Warrants		46,851

(Cost $0)

38

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2014

Principal Amount		Value
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	$0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 6.63%
9,569,636	JPMorgan Prime Money Market Fund, Institutional Class	9,569,636

Total Investment Company		9,569,636

(Cost $9,569,636)

Total Investments		$144,400,037
(Cost $120,360,854)(d) — 100.02%

Liabilities in excess of other assets — (0.02)%		(25,601)

NET ASSETS — 100.00%		$144,374,436

39

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2014

*	Non-income producing security.
(a)	This security is considered illiquid as to its marketability.
The total investment in restricted and illiquid securities representing $147,204 or 0.10% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	9/30/14 Carrying Value Per Unit
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$—
38,000	Capitol Bancorp Ltd.	09/27/2004	$1,137,893	$—
38,000	First Place Financial Corp.	02/18/2004	$730,667	$—
42,000	First State Bancorporation	09/28/2004	$668,082	$—
15,000	MedCath Corp.	05/23/2008	$78,842	$—
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
32,000	Southern Community Financial Corp. Rights	10/02/2012	$—	$—
54,000	TierOne Corp.	02/18/2004	$1,223,407	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
30,000	Universal Travel Group	09/13/2010	$157,113	$—
4,600	Ziegler Cos., Inc. (The)	01/04/1988	$72,899	$32.00

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—

(b)	Security delisted or issuer in bankruptcy.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to financial statements.

40

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

September 30, 2014

Shares		Value
Common Stocks — 99.55%
Consumer Discretionary — 9.07%
330	ANN INC.*	$13,573
1,620	Ascena Retail Group, Inc.*	21,546
1,620	Brunswick Corp.	68,267
1,640	Jarden Corp.*	98,580
2,320	Newell Rubbermaid, Inc.	79,831
1,590	Penske Automotive Group, Inc.	64,538
1,361	Tenneco, Inc.*	71,194

		417,529

Energy — 3.99%
490	Concho Resources, Inc.*	61,441
640	Gulfport Energy Corp.*	34,176
460	Range Resources Corp.	31,192
1,020	Superior Energy Services, Inc.	33,527
380	Tesoro Corp.	23,172

		183,508

Financials — 26.04%
1,160	American Financial Group, Inc.	67,152
1,530	AmTrust Financial Services, Inc.	60,925
2,410	CIT Group, Inc.	110,764
2,710	Columbia Property Trust, Inc. REIT	64,688
5,580	Fifth Third Bancorp	111,712
1,270	First Republic Bank	62,713
4,200	Hartford Financial Services Group, Inc. (The)	156,450
1,990	HCC Insurance Holdings, Inc.	96,097
10,410	Huntington Bancshares, Inc.	101,289
2,622	KKR & Co. LP	58,471
510	LaSalle Hotel Properties REIT	17,462
1,770	Lincoln National Corp.	94,837
3,560	National General Holdings Corp.	60,128
420	Reinsurance Group of America, Inc.	33,655
520	STAG Industrial, Inc. REIT	10,769
630	Unum Group	21,659
2,100	XL Group Plc	69,657

		1,198,428

Health Care — 5.52%
310	AmerisourceBergen Corp.	23,963
2,070	Mylan, Inc.*	94,164
500	Teleflex, Inc.	52,520
800	Universal Health Services, Inc., Class B	83,600

		254,247

Industrials — 19.43%
500	Alaska Air Group, Inc.	21,770

41

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

September 30, 2014

Shares		Value
980	Carlisle Cos., Inc.	$78,772
800	Fluor Corp.	53,432
1,560	Herman Miller, Inc.	46,566
470	Kirby Corp.*	55,389
2,230	MRC Global, Inc.*	52,004
700	Owens Corning	22,225
340	Parker-Hannifin Corp.	38,811
1,750	Quanta Services, Inc.*	63,507
870	Ryder System, Inc.	78,274
900	Spirit Airlines, Inc.*	62,226
650	Stanley Black & Decker, Inc.	57,713
3,180	Swift Transporation Co.*	66,716
610	Triumph Group, Inc.	39,681
580	United Rentals, Inc.*	64,438
1,910	Waste Connections, Inc.	92,673

		894,197

Information Technology — 15.45%
2,040	AOL, Inc.*	91,698
1,220	Arrow Electronics, Inc.*	67,527
970	Coherent, Inc.*	59,529
2,620	Freescale Semiconductor Ltd.*	51,169
2,820	Integrated Device Technology, Inc.*	44,979
800	Juniper Networks, Inc.	17,720
950	Microchip Technology, Inc.	44,869
1,990	NXP Semiconductor NV*	136,176
7,400	RF Micro Devices, Inc.*	85,396
1,930	Skyworks Solutions, Inc.	112,037

		711,100

Materials — 10.89%
680	Ashland, Inc.	70,788
1,850	Avery Dennison Corp.	82,603
630	Carpenter Technology Corp.	28,445
1,630	Crown Holdings, Inc.*	72,568
1,988	Cytec Industries, Inc.	94,012
3,140	Ferro Corp.*	45,499
1,000	Owens-Illinois, Inc.*	26,050
440	Packaging Corp. of America	28,081
780	Reliance Steel & Aluminum Co.	53,352

		501,398

Utilities — 9.16%
2,860	Calpine Corp.*	62,062
3,590	CMS Energy Corp.	106,479
1,060	Edison International	59,275
1,870	Laclede Group, Inc. (The)	86,768
1,200	NorthWestern Corp.	54,432

42

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

September 30, 2014

Shares		Value
1,630	Portland General Electric Co.	$52,356

		421,372

Total Common Stocks		4,581,779

(Cost $4,475,378)
Investment Company — 2.38%
109,362	JPMorgan Prime Money Market Fund, Institutional Class	109,362

Total Investment Company		109,362

(Cost $109,362)

Total Investments		$4,691,141
(Cost $4,584,740)(a) — 101.93%

Liabilities in excess of other assets — (1.93)%		(88,780)

NET ASSETS — 100.00%		$4,602,361

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

43

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2014

	RBC	RBC	RBC	RBC	RBC
	SMID Cap	Enterprise	Small Cap	Microcap	Mid Cap
	Growth Fund	Fund	Core Fund	Value Fund	Value Fund
Assets:
Investments, at value (cost $45,544,677, $85,516,346, $180,930,880, $120,360,854 and $4,584,740, respectively)	$68,801,489	$127,827,384	$216,822,483	$144,400,037	$4,691,141
Cash	—	5,724	—	21	312
Interest and dividends receivable	14,720	52,049	130,054	121,024	5,270
Receivable from advisor	—	—	—	—	9,271
Receivable for capital shares issued	754	558	380,342	25,269	—
Receivable for investments sold	93,597	195,786	5,643,902	—	28,514
Prepaid expenses	21,973	22,433	21,399	21,112	20,034

Total Assets	68,932,533	128,103,934	222,998,180	144,567,463	4,754,542

Liabilities:
Payable for capital shares redeemed	19,842	80,510	7,092	13,341	—
Payable for investments purchased	—	927,771	4,713,446	—	111,478
Accrued expenses and other payables:
Investment advisory fees	21,353	76,349	78,207	72,719	—
Administration fees	4,219	7,961	13,548	8,961	283
Audit fees	31,800	31,800	31,800	31,800	31,800
Trustees’ fees	28	51	73	53	1
Distribution fees	9,567	2,851	11,159	6,489	—
Shareholder reports	4,633	8,806	6,462	15,263	15
Transfer agent fees	2,495	23,772	52,355	35,002	950
Other	6,818	7,556	9,294	9,399	7,654

Total Liabilities	100,755	1,167,427	4,923,436	193,027	152,181

Net Assets	$68,831,778	$126,936,507	$218,074,744	$144,374,436	$4,602,361

Net Assets Consist Of:
Capital	$35,864,585	$70,221,637	$174,088,275	$117,259,786	$3,686,629
Undistributed net investment income (loss)	(274,742)	(73,803)	—	414,733	2,155
Accumulated net realized gains (losses) from investment transactions and foreign currency	9,985,123	14,477,635	8,094,866	2,660,734	807,176
Net unrealized appreciation (depreciation) on investments and foreign currency	23,256,812	42,311,038	35,891,603	24,039,183	106,401

Net Assets	$68,831,778	$126,936,507	$218,074,744	$144,374,436	$4,602,361

Net Assets:
Class A	$12,502,652	$2,707,765	$8,971,058	$10,029,340	$ N/A
Class I	56,329,126	124,228,742	209,103,686	134,345,096	4,602,361

Total	$68,831,778	$126,936,507	$218,074,744	$144,374,436	$4,602,361

44

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	RBC	RBC	RBC	RBC	RBC
	SMID Cap	Enterprise	Small Cap	Microcap	Mid Cap
	Growth Fund	Fund	Core Fund	Value Fund	Value Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	801,449	107,622	292,582	375,905	N/A
Class I	3,382,897	4,821,032	6,600,228	5,026,742	341,295

Total	4,184,346	4,928,654	6,892,810	5,402,647	341,295

Net Asset Values and Redemption Prices per Share:
Class A(a)	$15.60	$25.16	$30.66	$26.68	$ N/A

Class I	$16.65	$25.77	$31.68	$26.73	$13.49

Maximum Offering Price Per Share:
Class A	$16.55	$26.69	$32.53	$28.31	$ N/A

Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%	N/A

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

45

FINANCIAL STATEMENTS

Statements of Operations

For the Year Ended September 30, 2014

	RBC SMID Cap	RBC Enterprise	RBC Small Cap	RBC Microcap	RBC Mid Cap
	Growth Fund	Fund	Core Fund	Value Fund	Value Fund
Investment Income:
Dividend income	$340,863	$1,241,069	$1,752,759	$2,383,695	$47,174
Foreign tax withholding	(2,350)	(3,330)	—	(3,337)	—

Total Investment Income	338,513	1,237,739	1,752,759	2,380,358	47,174

Expenses:
Investment advisory fees	544,226	1,302,901	1,738,374	1,323,704	26,784
Distribution fees - Class A	34,150	7,788	31,279	22,218	—
Accounting fees	28,890	32,074	35,228	32,356	25,194
Administration fees	58,310	106,075	153,386	110,309	2,870
Audit fees	35,718	35,718	35,718	35,718	35,718
Custodian fees	2,849	4,524	9,495	4,228	15,996
Insurance fees	6,555	6,555	6,555	6,555	6,555
Legal fees	3,003	2,714	7,669	2,795	616
Registration and filing fees	47,142	46,252	46,571	49,506	16,315
Shareholder reports	12,097	20,623	22,417	29,278	218
Transfer agent fees - Class A	34,287	12,079	38,448	29,736	—
Transfer agent fees - Class I	50,358	118,331	222,795	171,943	4,637
Trustees’ fees	2,136	3,901	5,362	4,015	101
Other fees	9,569	11,431	11,198	25,067	7,136

Total expenses before fee waiver/reimbursement	869,290	1,710,966	2,364,495	1,847,428	142,140
Expenses waived/reimbursed by:
Advisor	(144,097)	(175,695)	(492,583)	(251,472)	(107,703)

Net Expenses	725,193	1,535,271	1,871,912	1,595,956	34,437

Net Investment Income (Loss)	(386,680)	(297,532)	(119,153)	784,402	12,737

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	10,397,097	15,985,230	8,357,764	13,369,889	889,620
Net change in unrealized appreciation/depreciation on investments and foreign currency	(6,815,021)	(18,244,181)	(4,183,607)	(3,873,913)	(284,541)

Net realized/unrealized gains (losses) from investments	3,582,076	(2,258,951)	4,174,157	9,495,976	605,079

Change in net assets resulting from operations	$3,195,396	$(2,556,483)	$4,055,004	$10,280,378	$617,816

See notes to financial statements.

46

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC SMID Cap
	Growth Fund
	For the	For the
	Year Ended	Year Ended
	September 30, 2014	September 30, 2013

From Investment Activities:
Operations:
Net investment loss	$(386,680)	$(347,466)
Net realized gains from investment transactions	10,397,097	5,314,408
Net change in unrealized appreciation/depreciation on investments	(6,815,021)	10,388,736

Change in net assets resulting from operations	3,195,396	15,355,678

Distributions to Class A Shareholders:
From net realized gains	(975,004)	(3,485,068)
Distributions to Class I Shareholders:
From net realized gains	(4,316,659)	(3,769,090)

Change in net assets resulting from shareholder distributions	(5,291,663)	(7,254,158)

Capital Transactions:
Proceeds from shares issued	4,665,975	32,715,374
Distributions reinvested	5,273,833	7,233,484
Cost of shares redeemed	(14,177,804)	(37,348,493)

Change in net assets resulting from capital transactions	(4,237,996)	2,600,365

Net increase (decrease) in net assets	(6,334,263)	10,701,885
Net Assets:
Beginning of year	75,166,041	64,464,156

End of year	$68,831,778	$75,166,041

Distributions in excess of net investment income	$(274,742)	$(375,120)

Share Transactions:
Issued	265,083	2,007,523
Reinvested	311,764	537,266
Redeemed	(844,567)	(2,392,460)

Change in shares resulting from capital transactions	(267,720)	152,329

See notes to financial statements.

47

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Enterprise Fund
	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

From Investment Activities:
Operations:
Net investment income (loss)	$(297,532)	$705,309
Net realized gains from investment transactions	15,985,230	6,348,690
Net change in unrealized appreciation/depreciation on investments	(18,244,181)	31,397,215

Change in net assets resulting from operations	(2,556,483)	38,451,214

Distributions to Class A Shareholders:
From net investment income	—	(2,313)
From net realized gains	(74,553)	—

Distributions to Class I Shareholders:
From net investment income	(64,697)	(334,648)
From net realized gains	(3,481,882)	—

Change in net assets resulting from shareholder distributions	(3,621,132)	(336,961)

Capital Transactions:
Proceeds from shares issued	2,576,317	106,784,122
Distributions reinvested	3,407,825	310,577
Cost of shares redeemed	(14,776,619)	(113,188,122)

Change in net assets resulting from capital transactions	(8,792,477)	(6,093,423)

Net increase (decrease) in net assets	(14,970,092)	32,020,830

Net Assets:
Beginning of year	141,906,599	109,885,769

End of year	$126,936,507	$141,906,599

Distributions in excess of net investment income/Undistributed net investment income	$(73,803)	$64,651

Share Transactions:
Issued	94,459	5,510,993
Reinvested	121,845	15,219
Redeemed	(535,479)	(5,817,313)

Change in shares resulting from capital transactions	(319,175)	(291,101)

See notes to financial statements.

48

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Small Cap Core Fund
	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

From Investment Activities:
Operations:
Net investment income	$(119,153)	$483,961
Net realized gains from investment transactions	8,357,764	5,070,971
Net change in unrealized appreciation/depreciation on investments	(4,183,607)	25,513,582

Change in net assets resulting from operations	4,055,004	31,068,514

Distributions to Class A Shareholders:
From net investment income	—	(15,421)
From net realized gains	(282,136)	(306,540)

Distributions to Class I Shareholders:
From net investment income	—	(355,306)
From net realized gains	(4,284,423)	(4,545,667)

Change in net assets resulting from shareholder distributions	(4,566,559)	(5,222,934)

Capital Transactions:
Proceeds from shares issued	105,186,260	123,286,270
Distributions reinvested	4,485,112	5,099,117
Cost of shares redeemed	(38,696,913)	(64,014,082)

Change in net assets resulting from capital transactions	70,974,459	64,371,305

Net increase in net assets	70,462,904	90,216,885

Net Assets:
Beginning of year	147,611,840	57,394,955

End of year	$218,074,744	$147,611,840

Undistributed net investment income	$—	$—

Share Transactions:
Issued	3,251,526	4,738,387
Reinvested	138,999	208,833
Redeemed	(1,200,249)	(2,535,144)

Change in shares resulting from capital transactions	2,190,276	2,412,076

See notes to financial statements.

49

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Microcap Value Fund
	For the	For the
	Year Ended	Year Ended
	September 30, 2014	September 30, 2013

From Investment Activities:
Operations:
Net investment income	$784,402	$1,358,389
Net realized gains from investment transactions and foreign currency	13,369,889	6,835,847
Net change in unrealized appreciation/depreciation on investments	(3,873,913)	31,945,681

Change in net assets resulting from operations	10,280,378	40,139,917

Distributions to Class A Shareholders:
From net investment income	(55,248)	(34,892)

Distributions to Class I Shareholders:
From net investment income	(1,284,232)	(1,115,172)

Change in net assets resulting from shareholder distributions	(1,339,480)	(1,150,064)

Capital Transactions:
Proceeds from shares issued	21,721,063	127,187,420
Distributions reinvested	1,252,611	1,084,994
Cost of shares redeemed	(38,872,261)	(147,289,542)

Change in net assets resulting from capital transactions	(15,898,587)	(19,017,128)

Net increase (decrease) in net assets	(6,957,689)	19,972,725

Net Assets:
Beginning of year	151,332,125	131,359,400

End of year	$144,374,436	$151,332,125

Undistributed net investment income	$414,733	$928,047

Share Transactions:
Issued	796,454	6,826,930
Reinvested	46,085	56,070
Redeemed	(1,461,430)	(7,804,172)

Change in shares resulting from capital transactions	(618,891)	(921,172)

See notes to financial statements.

50

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Mid Cap
	Value Fund
	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

From Investment Activities:
Operations:
Net investment income	$12,737	$13,018
Net realized gains from investment transactions	889,620	261,787
Net change in unrealized appreciation/depreciation on investments	(284,541)	325,044

Change in net assets resulting from operations	617,816	599,849

Distributions to Class I Shareholders:
From net investment income	(10,724)	(33,292)
From net realized gains	(286,231)	(99,652)

Change in net assets resulting from shareholder distributions	(296,955)	(132,944)

Capital Transactions:
Proceeds from shares issued	1,065,484	240,075
Distributions reinvested	296,955	132,945
Cost of shares redeemed	(61,516)	(43,947)

Change in net assets resulting from capital transactions	1,300,923	329,073

Net increase in net assets	1,621,784	795,978

Net Assets
Beginning of year	2,980,577	2,184,599

End of year	$4,602,361	$2,980,577

Undistributed net investment income	$2,155	$1,124

Share Transactions:
Issued	79,798	21,288
Reinvested	24,521	12,983
Redeemed	(4,422)	(4,201)

Change in shares resulting from capital transactions	99,897	30,070

See notes to financial statements.

51

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund		(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended September 30, 2014	$16.10	(0.11)(a)	0.77	(b)	0.66	(1.16)	(1.16)	$15.60
Year Ended September 30, 2013	14.61	(0.09)(a)	3.35	(b)	3.26	(1.77)	(1.77)	16.10
Year Ended September 30, 2012	11.41	(0.10)(a)	3.30	(b)	3.20	—	—	14.61
Year Ended September 30, 2011	10.94	(0.10)(a)	0.57	(b)	0.47	—	—	11.41
Year Ended September 30, 2010	8.89	(0.08)(a)	2.13	(b)	2.05	—	—	10.94
Class I
Year Ended September 30, 2014	$17.07	(0.08)(a)	0.82	(b)	0.74	(1.16)	(1.16)	$16.65
Year Ended September 30, 2013	15.34	(0.06)(a)	3.56	(b)	3.50	(1.77)	(1.77)	17.07
Year Ended September 30, 2012	11.95	(0.07)(a)	3.46	(b)	3.39	—	—	15.34
Year Ended September 30, 2011	11.43	(0.07)(a)	0.59	(b)	0.52	—	—	11.95
Year Ended September 30, 2010	9.27	(0.06)(a)	2.22	(b)	2.16	—	—	11.43

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

52

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund (cont.)		(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Year Ended September 30, 2014	3.90%	$12,503	1.14%†	(0.70%)	1.47%	17%
Year Ended September 30, 2013	25.08%	13,620	1.35%	(0.65%)	1.46%	16%
Year Ended September 30, 2012	28.16%	29,755	1.35%	(0.77%)	1.60%	10%
Year Ended September 30, 2011	4.21%	23,593	1.35%	(0.75%)	1.61%	13%
Year Ended September 30, 2010	23.06%	21,940	1.35%	(0.81%)	1.79%	89%
Class I
Year Ended September 30, 2014	4.16%	56,329	0.89%†	(0.45%)	1.04%	17%
Year Ended September 30, 2013	25.48%	61,546	1.10%	(0.40%)	1.20%	16%
Year Ended September 30, 2012	28.37%	32,825	1.10%	(0.52%)	1.35%	10%
Year Ended September 30, 2011	4.55%	33,835	1.10%	(0.49%)	1.35%	13%
Year Ended September 30, 2010	23.30%	41,121	1.10%	(0.57%)	1.54%	89%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
†	Beginning November 27, 2013, the net operating expenses were contractually limited to 1.10% and 0.85% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2014.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See notes to financial statements.

53

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund			(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended September 30, 2014	$26.48	(0.12)(a)	(0.52)	(b)	(0.64)	—	(0.68)	(0.68)	$25.16
Year Ended September 30, 2013	19.45	0.06(a)	6.99	(b)	7.05	(0.02)	—	(0.02)	26.48
Year Ended September 30, 2012	14.27	(0.02)(a)	5.20	(b)	5.18	—	—	—	19.45
Year Ended September 30, 2011	14.43	(0.07)(a)	(0.09)	(b)	(0.16)	—	—	—	14.27
Year Ended September 30, 2010	13.37	(0.05)(a)	1.11	(b)	1.06	—	—	—	14.43
Class I
Year Ended September 30, 2014	$27.05	(0.06)(a)	(0.53)	(b)	(0.59)	(0.01)	(0.68)	(0.69)	$25.77
Year Ended September 30, 2013	19.85	0.10(a)	7.16	(b)	7.26	(0.06)	—	(0.06)	27.05
Year Ended September 30, 2012	14.53	0.12(a)	5.20	(b)	5.32	—	—	—	19.85
Year Ended September 30, 2011	14.67	(0.04)(a)	(0.10)	(b)	(0.14)	—	—	—	14.53
Year Ended September 30, 2010	13.57	(0.01)(a)	1.11	(b)	1.10	—	—	—	14.67

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

54

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund (cont.)		(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Year Ended September 30, 2014	(2.62%)	$2,708	1.33%	(0.45%)	1.75%	19%
Year Ended September 30, 2013	36.31%	3,025	1.33%	0.25%	1.54%	16%
Year Ended September 30, 2012	36.30%	1,387	1.33%	(0.12%)	1.58%	13%
Year Ended September 30, 2011	(1.11%)	1,320	1.33%	(0.44%)	1.57%	27%
Year Ended September 30, 2010	7.93%	2,426	1.33%	(0.35%)	1.76%	22%
Class I
Year Ended September 30, 2014	(2.36%)	$124,229	1.08%	(0.20%)	1.20%	19%
Year Ended September 30, 2013	36.69%	138,882	1.08%	0.44%	1.29%	16%
Year Ended September 30, 2012	36.61%	27	0.99%	0.67%	1.26%	13%
Year Ended September 30, 2011	(0.96%)	3,378	1.08%	(0.25%)	1.29%	27%
Year Ended September 30, 2010	8.11%	25,999	1.08%	(0.10%)	1.51%	22%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See notes to financial statements.

55

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended September 30, 2014	$30.53	(0.09)(a)	1.04	(b)	0.95	—	(0.82)	(0.82)	$30.66
Year Ended September 30, 2013	24.45	0.09(a)	7.65	(b)	7.74	(0.08)	(1.58)	(1.66)	30.53
Year Ended September 30, 2012	20.02	(0.06)(a)	5.89	(b)	5.83	—	(1.40)	(1.40)	24.45
Year Ended September 30, 2011	19.99	(0.09)(a)	0.12	(b)	0.03	—	—	—	20.02
Year Ended September 30, 2010	17.04	(0.09)(a)	3.04	(b)	2.95	—	—	—	19.99
Class I(c)
Year Ended September 30, 2014	$31.45	(0.01)(a)	1.06	(b)	1.05	—	(0.82)	(0.82)	$31.68
Year Ended September 30, 2013	25.11	0.12(a)	7.92	(b)	8.04	(0.12)	(1.58)	(1.70)	31.45
Year Ended September 30, 2012	20.49	—(a)(b)	6.02	(b)	6.02	—	(1.40)	(1.40)	25.11
Year Ended September 30, 2011	20.41	(0.02)(a)	0.10	(b)	0.08	—	—	—	20.49
Year Ended September 30, 2010	17.35	(0.04)(a)	3.10	(b)	3.06	—	—	—	20.41

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

56

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund (cont.)		(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Year Ended September 30, 2014	3.05%	$8,971	1.15%	(0.30%)	1.57%	29%
Year Ended September 30, 2013	33.57%	9,186	1.17%††	0.34%	1.48%	26%
Year Ended September 30, 2012	29.76%	4,117	1.30%	(0.27%)	1.77%	35%
Year Ended September 30, 2011	0.20%	1,420	1.30%	(0.37%)	1.80%	40%
Year Ended September 30, 2010	17.31%	519	1.47%†	(0.48%)	2.28%	31%
Class I(b)
Year Ended September 30, 2014	3.29%	$209,104	0.90%	(0.04%)	1.13%	29%
Year Ended September 30, 2013	33.96%	138,426	0.90%††	0.47%	1.20%	26%
Year Ended September 30, 2012	30.08%	53,147	1.05%	(0.01%)	1.52%	35%
Year Ended September 30, 2011	0.39%	42,647	1.05%	(0.09%)	1.54%	40%
Year Ended September 30, 2010	17.64%	43,441	1.22%†	(0.21%)	2.04%	31%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
†	Beginning May 26, 2010, the net operating expenses were contractually limited to 1.30% and 1.05% of average daily net assets for Class A and Class I (formerly Class S) respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2010.
††	Beginning November 27, 2012, the net operating expenses were contractually limited to 1.15% and 0.90% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2013.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

57

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended September 30, 2014	$25.10	0.09(a)	1.69	(b)	1.78	(0.20)	—	(0.20)	$26.68
Year Ended September 30, 2013	18.91	0.15(a)	6.18	(b)	6.33	(0.14)	—	(0.14)	25.10
Year Ended September 30, 2012	14.30	0.09(a)	4.57	(b)	4.66	(0.05)	—	(0.05)	18.91
Year Ended September 30, 2011	14.59	0.05(a)	(0.32)	(b)	(0.27)	(0.02)	—	(0.02)	14.30
Year Ended September 30, 2010	13.15	0.02(a)	1.44	(b)	1.46	(0.02)	—	(0.02)	14.59
Class I(c)
Year Ended September 30, 2014	$25.13	0.15(a)	1.71	(b)	1.86	(0.26)	—	(0.26)	$26.73
Year Ended September 30, 2013	18.93	0.20(a)	6.18	(b)	6.38	(0.18)	—	(0.18)	25.13
Year Ended September 30, 2012	14.33	0.13(a)	4.58	(b)	4.71	(0.11)	—	(0.11)	18.93
Year Ended September 30, 2011	14.62	0.08(a)	(0.30)	(b)	(0.22)	(0.07)	—	(0.07)	14.33
Year Ended September 30, 2010	13.19	0.05(a)	1.44	(b)	1.49	(0.06)	—	(0.06)	14.62

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

58

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund (cont.)		(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Year Ended September 30, 2014	7.09%	$10,029	1.32%	0.32%	1.69%	11%
Year Ended September 30, 2013	33.66%	6,417	1.32%	0.69%	1.52%	4%
Year Ended September 30, 2012	32.62%	4,289	1.32%	0.51%	1.60%	5%
Year Ended September 30, 2011	(1.85%)	3,852	1.32%	0.28%	1.60%	2%
Year Ended September 30, 2010	11.12%	6,968	1.32%	0.12%	1.64%	9%
Class I(b)
Year Ended September 30, 2014	7.39%	$134,345	1.07%	0.55%	1.23%	11%
Year Ended September 30, 2013	33.96%	144,915	1.07%	1.08%	1.26%	4%
Year Ended September 30, 2012	32.97%	126,432	1.07%	0.76%	1.35%	5%
Year Ended September 30, 2011	(1.59%)	105,991	1.07%	0.51%	1.35%	2%
Year Ended September 30, 2010	11.33%	145,979	1.07%	0.37%	1.39%	9%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

59

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Year Ended September 30, 2014	$12.35	0.04(a)	2.31	—	2.35	(0.04)	(1.17)	(1.21)	$13.49
Year Ended September 30, 2013	10.34	0.06(a)	2.59	—	2.65	(0.16)	(0.48)	(0.64)	12.35
Year Ended September 30, 2012	9.42	0.09(a)	2.69	—	2.78	(0.10)	(1.76)	(1.86)	10.34
Year Ended September 30, 2011	10.80	0.13(a)	(0.52)	—	(0.39)	(0.47)	(0.52)	(0.99)	9.42
Period Ended September 30, 2010(b)	10.00	0.02(a)	0.78	—	0.80	—	—	—	10.80

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.

See notes to financial statements.

60

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund (cont.)		(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate
Class I
Year Ended September 30, 2014	20.14%	$4,602	0.90%	0.33%	3.71%	162%
Year Ended September 30, 2013	26.93%	2,981	0.90%	0.51%	4.66%	113%
Year Ended September 30, 2012	31.73%	2,185	0.90%	0.89%	5.31%	160%
Year Ended September 30, 2011	(5.35%)	1,659	0.90%	1.12%	5.59%	174%
Period Ended September 30, 2010(b)	8.00%(c)	1,753	0.90%(d)	0.26%(d)	12.64%(d)	161%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.
(c)	Not Annualized.
(d)	Annualized.

See notes to financial statements.

61

NOTES TO FINANCIAL STATEMENTS

September 30, 2014

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

The SMID Cap Growth, Enterprise, Small Cap Core and Microcap Value Funds offer two share classes: Class A and Class I shares. On November 27, 2012, Class C shares were converted to Class A shares for the SMID Cap Growth, Enterprise, Small Cap Core and Microcap Value Funds and Class S shares were converted to Class I shares for SMID Cap Growth and Enterprise Funds. For the Small Cap Core and Microcap Value Funds, which did not previously have Class I shares, the Class S shares were redesignated as Class I shares. The Mid Cap Value Fund offers Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies:

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally categorized as Level 2. Investments in open-end

62

NOTES TO FINANCIAL STATEMENTS

investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less than 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may

63

NOTES TO FINANCIAL STATEMENTS

include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•   Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•   Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

•   Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2014 is as follows:

Investments in Securities	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
SMID Cap Growth Fund	$68,801,489	(a)	$—	$ —	$68,801,489
Enterprise Fund	127,747,444	(a)	71,024(c)	8,916	127,827,384
Small Cap Core Fund	216,822,483	(a)	—	—	216,822,483
Microcap Value Fund	140,599,665	(a)	3,798,489(b)	1,883	144,400,037
Mid Cap Value Fund	4,691,141	(a)	—	—	4,691,141

(a) The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.

(b) Represents securities in the Consumer Discretionary ($947,318), Consumer Staples ($195,640), Financials ($1,470,004), Industrials ($109), Information Technology ($7,500), Materials ($126,560), Preferred Stock ($1,010,310) and Rights/Warrants ($41,048) sections of the Schedule of Portfolio Investments.

(c) Represents securities in the Rights/Warrants section of the Schedule of Portfolio Investments.

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NOTES TO FINANCIAL STATEMENTS

The Funds did not have any liabilities that were measured at fair value on a recurring basis at September 30, 2014.

During the year ended September 30, 2014, the Funds except Enterprise Fund and Microcap Value Fund recognized no transfers to/from Level 1 or Level 2. For the Enterprise Fund and Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $13,957 and $3,066,100, respectively were due to the absence of an active trading market for the securities on September 30, 2014. Microcap Value Fund securities were transferred from Level 2 to Level 1 in the amount of $12,573 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Enterprise Fund
(Common Stocks-Industrials)
Balance as of 09/30/13 (value)	$585,144
Sales	(569,940)
Gain (loss)	(97,943)
Change in unrealized appreciation/ (depreciation) *	91,655

Balance as of 09/30/14 (value)	$8,916

	Microcap Value Fund
	(Common Stocks- Consumer Discretionary)	(Common Stocks- Financials)	(Common Stocks- Health Care)	(Common Stocks- Industrials)
Balance as of 09/30/13 (value)	$17,100	$—	$20,550	$—
Transfer in	—	493(a)	—	—
Transfer out	(17,100)(c)	—	—	—
Purchases	—	—	—	163,235(b)
Return of capital	—	—	—	(1,317)
Change in unrealized appreciation/ (depreciation) *	—	(489)	(20,550)	(160,039)

Balance as of 09/30/14 (value)	$—	$4	$—	$1,879

(a) These securities were transferred to Level 3 due to lack of a current market quotation and was valued at fair market value as determined in good faith by the Board or persons acting at their direction using unobservable inputs.

(b)	This security was acquired through corporate action.

(c)	This security was transferred to Level 1 due to an active current market quotation.

*	Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at September 30, 2014.

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. There were no Repurchase Agreements held during the year ended September 30, 2014.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be

66

NOTES TO FINANCIAL STATEMENTS

permanent (e.g., net operating loss, foreign currency transactions, distribution redesignations and prior year spillbacks), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

For the year ended September 30, 2014, permanent difference reclassification amounts were as follows:

	Increase/(Decrease) Paid in Capital	Increase/(Decrease) Undistributed Net Investment Income/(Loss)	Increase/(Decrease) Accumulated Realized Gain/(Loss)
SMID Cap Growth Fund	$(439,537)	$487,058	$(47,521)
Enterprise Fund	—	223,775	(223,775)
Small Cap Core Fund	—	119,153	(119,153)
Microcap Value Fund	(661)	41,764	(41,103)
Mid Cap Value Fund	—	(982)	982

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into Investment Advisory Agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the agreements, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%

Enterprise Fund	Up to $30 million	1.00%
	Over $30 million	0.90%

Small Cap Core Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%
Mid Cap Value Fund	All Net Assets	0.70%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of Class A and Class I shares of each Fund to the following levels. This Expense Limitation Agreement is in place until January 31, 2016.

	Class A Annual Rate		Class I Annual Rate
SMID Cap Growth Fund	1.10%	*	0.85%	*
Enterprise Fund	1.33%		1.08%
Small Cap Core Fund	1.15%		0.90%
Microcap Value Fund	1.32%		1.07%
Mid Cap Value Fund	N/A		0.90%

* Prior to November 27, 2013, the annual rate for SMID Cap Growth Fund under the expense limitation agreement was 1.10% for Class I and 1.35% for Class A.

Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation stated above. At September 30, 2014, the amounts subject to possible recoupment under the expense limitation agreement are $144,097, $175,695, $492,583, $251,472 and $107,703 for SMID Cap Growth, Enterprise, Small Cap Core, Microcap Value and Mid Cap Value Funds, respectively. There was no recoupment of expense reimbursements/waivers during the period. Amounts from prior years are no longer subject to recoupment.

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NOTES TO FINANCIAL STATEMENTS

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) receives from each Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. BNY Mellon receives a fee for its services payable by each Fund based on each Funds’ average net assets. RBC GAM (US)’s fee is listed as “Administration fees” in the Statements of Operations. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $35,000 ($41,500 effective October 1, 2014). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

In conjunction with the launch of the Mid Cap Value Fund, the Advisor invested seed capital to provide the Fund with its initial investment assets. The table below shows, as of September 30, 2014, the Fund’s net assets, the shares held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund
Mid Cap Value Fund	$4,602,361	228,326	66.9%

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the year ended September 30, 2014, there were no fees waived by the Distributor.

For the year ended September 30, 2014, the Distributor received commissions of $79,266 from front-end sales charges of Class A shares of the Funds, of which $12,955 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

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NOTES TO FINANCIAL STATEMENTS

The Distributor also received $10 from CDSC fees from Class A shares of the Funds during the year ended September 30, 2014.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended September 30, 2014 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$13,062,140	$21,523,901
Enterprise Fund	25,687,452	29,920,815
Small Cap Core Fund	126,603,251	57,057,637
Microcap Value Fund	15,025,633	32,389,172
Mid Cap Value Fund	7,174,503	6,052,101

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, certain of the Funds use directed brokerage transactions through LJR Recapture Services (“LJR”) and its correspondent brokers. A portion of the commissions paid for portfolio transactions under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued and automatic conversion of shares	$429,973	$4,171,057	$1,263,574	$1,364,420
Distributions reinvested	972,776	3,481,292	62,473	1,817
Cost of shares redeemed	(2,102,266)	(27,571,388)	(1,489,567)	(428,084)

Change in Class A	$(699,517)	$(19,919,039)	$(163,520)	$938,153

Class I
Proceeds from shares issued and automatic conversion of shares	$4,236,002	$28,511,907	$1,312,743	$105,332,536
Distributions reinvested	4,301,057	3,752,192	3,345,352	308,760
Cost of shares redeemed	(12,075,538)	(7,897,027)	(13,287,052)	(7,324,115)

Change in Class I	$(3,538,479)	$24,367,072	$(8,628,957)	$98,317,181

Class C
Proceeds from shares issued	$—	$—	$—	$200
Cost of shares redeemed and automatic conversion of shares	—	(42,627)	—	(458,829)

Change in Class C	$—	$(42,627)	$—	$(458,629)

Class S
Proceeds from shares issued	$—	$32,410	$—	$86,966
Cost of shares redeemed and automatic conversion of shares	—	(1,837,451)	—	(104,977,094)

Change in Class S	$—	$(1,805,041)	$—	$(104,890,128)

Change in net assets resulting from capital transactions	$(4,237,996)	$2,600,365	$(8,792,477)	$(6,093,423)

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NOTES TO FINANCIAL STATEMENTS

	SMID Cap Growth Fund		Enterprise Fund
	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

SHARE TRANSACTIONS:
Class A
Issued and automatic conversion of shares	26,496	293,943	47,080	61,757
Reinvested	60,534	266,154	2,283	91
Redeemed	(131,690)	(1,751,257)	(55,954)	(18,979)

Change in Class A	(44,660)	(1,191,160)	(6,591)	42,869

Class I
Issued and automatic conversion of shares	238,587	1,711,459	47,379	5,444,648
Reinvested	251,230	271,112	119,562	15,128
Redeemed	(712,877)	(515,970)	(479,525)	(327,537)

Change in Class I	(223,060)	1,466,601	(312,584)	5,132,239

Class C
Issued	—	—	—	12
Redeemed and automatic conversion of shares	—	(3,189)	—	(26,356)

Change in Class C	—	(3,189)	—	(26,344)

Class S
Issued	—	2,121	—	4,576
Redeemed and automatic conversion of shares	—	(122,044)	—	(5,444,441)

Change in Class S	—	(119,923)	—	(5,439,865)

Change in shares resulting from capital transactions	(267,720)	152,329	(319,175)	(291,101)

	Small Cap Core Fund		Microcap Value Fund
	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued and automatic conversion of shares	$9,702,806	$4,991,741	$4,715,644	$2,119,245
Distributions reinvested	278,675	317,029	41,961	30,911
Cost of shares redeemed	(10,215,549)	(1,734,788)	(1,513,631)	(1,676,190)

Change in Class A	$(234,068)	$3,573,982	$3,243,974	$473,966

Class I
Proceeds from shares issued and automatic conversion of shares	$95,483,454	$116,533,690	$17,005,419	$123,550,649
Distributions reinvested	4,206,437	4,782,088	1,210,650	1,054,083
Cost of shares redeemed	(28,481,364)	(7,800,072)	(37,358,630)	(20,010,064)

Change in Class I	$71,208,527	$113,515,706	$(19,142,561)	$104,594,668

Class C
Proceeds from shares issued	$—	$—	$—	$482
Cost of shares redeemed and automatic conversion of shares	—	(129,781)	—	(623,403)

Change in Class C	$—	$(129,781)	$—	$(622,921)

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NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

(cont.)
Class S
Proceeds from shares issued	$—	$1,760,839	$—	$1,517,044
Cost of shares redeemed and automatic conversion of shares	—	(54,349,441)	—	(124,979,885)

Change in Class S	$—	$(52,588,602)	$—	$(123,462,841)

Change in net assets resulting from capital transactions	$70,974,459	$64,371,305	$(15,898,587)	$(19,017,128)

SHARE TRANSACTIONS:
Class A
Issued and automatic conversion of shares	308,318	181,819	173,944	102,426
Reinvested	8,889	13,326	1,543	1,596
Redeemed	(325,453)	(62,716)	(55,207)	(75,205)

Change in Class A	(8,246)	132,429	120,280	28,817

Class I
Issued and automatic conversion of shares	2,943,208	4,485,646	622,510	6,642,749
Reinvested	130,110	195,507	44,542	54,474
Redeemed	(874,796)	(279,447)	(1,406,223)	(931,310)

Change in Class I	2,198,522	4,401,706	(739,171)	5,765,913

Class C
Issued	—	—	—	28
Redeemed and automatic conversion of shares	—	(5,818)	—	(35,792)

Change in Class C	—	(5,818)	—	(35,764)

Class S
Issued	—	70,922	—	81,727
Redeemed and automatic conversion of shares	—	(2,187,163)	—	(6,761,865)

Change in Class S	—	(2,116,241)	—	(6,680,138)

Change in shares resulting from capital transactions	2,190,276	2,412,076	(618,891)	(921,172)

	Mid Cap Value Fund
	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$1,065,484	$240,075
Distributions reinvested	296,955	132,945
Cost of shares redeemed	(61,516)	(43,947)

Change in net assets resulting from capital transactions	$1,300,923	$329,073

SHARE TRANSACTIONS:
Class I
Issued	79,798	21,288
Reinvested	24,521	12,983
Redeemed	(4,422)	(4,201)

Change in shares resulting from capital transactions	99,897	30,070

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

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NOTES TO FINANCIAL STATEMENTS

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2011, 2012, 2013 and 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the year ended September 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties.

As of September 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$45,768,351	$24,938,702	$(1,905,564)	$23,033,138
Enterprise Fund	85,378,119	49,064,288	(6,615,023)	42,449,265
Small Cap Core Fund	181,378,891	45,121,505	(9,677,913)	35,443,592
Microcap Value Fund	120,576,494	49,522,267	(25,698,724)	23,823,543
Mid Cap Value Fund	4,611,168	242,060	(162,087)	79,973

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFICs) and the timing of income recognition in Partnerships.

The tax character of distributions during the fiscal year ended September 30, 2014 was as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$5,291,663	$5,291,663	$5,291,663
Enterprise Fund	64,651	3,556,481	3,621,132	3,621,132
Small Cap Core Fund	1,427,473	3,139,086	4,566,559	4,566,559
Microcap Value Fund	1,339,480	—	1,339,480	1,339,480
Mid Cap Value Fund	149,648	147,307	296,955	296,955

The tax character of distributions during the fiscal year ended September 30, 2013 was as follows:
	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$15,398	$7,238,760	$7,254,158	$7,254,158
Enterprise Fund	336,961	—	336,961	336,961
Small Cap Core Fund	1,115,602	4,107,332	5,222,934	5,222,934
Microcap Value Fund	1,150,064	—	1,150,064	1,150,064
Mid Cap Value Fund	131,308	1,636	132,944	132,944

72

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2014, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Gain	Accumulated Earnings	Accumulated Capital Loss Carryforwards	Deferred Qualified Late-Year Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Losses)
SMID Cap Growth Fund	$ —	$10,208,797	$10,208,797	$—	$(274,742)	$23,033,138	$32,967,193
Enterprise Fund	—	14,339,408	14,339,408	—	(73,803)	42,449,265	56,714,870
Small Cap Core Fund	1,478,926	7,063,951	8,542,877	—	—	35,443,592	43,986,469
Microcap Value Fund	599,731	2,691,376	3,291,107	—	—	23,823,543	27,114,650
Mid Cap Value Fund	600,513	235,246	835,759	—	—	79,973	915,732

As of September 30, 2014, the Funds did not have any capital loss carryforwards for federal income tax purposes.

During the year ended September 30, 2014, the Microcap Value Fund utilized capital loss carryforwards in the amounts of $10,824,127.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund and Enterprise Fund had deferred qualified late-year ordinary losses of $274,742 and $73,803, respectively, which will be treated as arising on the first business day of the fiscal year ending September 30, 2015.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, and may also limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in certain situations, such as where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the year ended September 30, 2014, the redemption fees collected by the Funds which are included in the cost of shares redeemed on the Statement of Changes in Net Assets are as follows:

Redemption Fees
SMID Cap Growth Fund	$ 413
Enterprise Fund	903
Small Cap Core Fund	5,775
Microcap Value Fund	15,003

9. Soft Dollars:

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds’ securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. As of September 30, 2014, certain of the Funds used soft dollar arrangements on a limited basis. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

73

NOTES TO FINANCIAL STATEMENTS

10. Subsequent Events:

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements except for the following:

The RBC Funds Trust filed with the Securities and Exchange Commission a post-effective amendment to its registration statement to create a new series under the Trust. This new Fund, the RBC Small Cap Value Fund is expected to become effective and commence operations in December 2014. RBC GAM (U.S.) Inc. will be the Fund’s investment advisor.

74

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of RBC Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund and RBC Mid Cap Value Fund (collectively the “Funds”), five of the portfolios constituting the RBC Funds Trust (the “Trust”), as of September 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the Funds’ custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the RBC Funds Trust referred to above, as of September 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

November 26, 2014

75

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The Funds intend to report the maximum amount allowable as taxed at a maximum rate of 15%.

Complete information will be reported in conjunction with your 2013 Form 1099-DIV.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the year ended September 30, 2014, the following Funds had a qualified dividend income percentage of:

Qualified Dividend Income
Enterprise Fund	100%
Small Cap Core Fund	42.36%
Microcap Value Fund	100%
Mid Cap Value Fund	16.43%

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended September 30, 2014 qualify for the corporate dividends received deduction:

Dividends Received Deduction
Enterprise Fund	100%
Small Cap Core Fund	39.00%
Microcap Value Fund	100%
Mid Cap Value Fund	15.38%

The following Funds report a portion of the income dividends distributed during the fiscal year ended September 30, 2014, as qualified interest income as defined in the Internal Revenue Code:

Qualified Interest Income
Enterprise Fund	0.09%
Microcap Value Fund	0.04%
Mid Cap Value Fund	0.18%

76

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The following Funds report a portion of the income dividends distributed during the fiscal year ended September 30, 2014, as qualified short term gains:

Qualified Short-term Gains
Small Cap Core Fund	100%
Mid Cap Value Fund	100%

77

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

T. Geron Bell (73)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Chairman of the Executive Board of the Minnesota Twins (2011 to present); prior thereto President of Twins Sports, Inc. (parent company of the Minnesota Twins) (2002-2011); President of the Minnesota Twins Baseball Club Incorporated (1987-2002)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Lucy Hancock Bode (63)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Healthcare consultant (self-employed) (1986 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: BioSignia; Franklin Street Partners

Leslie H. Garner Jr. (64)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and CEO, The Greater Cedar Rapids Community Foundation (2010 to present); previously, President, Cornell College (1994 to 2010)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Ronald James (63)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Best Buy Co. Inc.; Bremer Financial Corporation

John A. MacDonald (65)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Vice President and Treasurer, Hall Family Foundation (1988 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

H. David Rybolt (72)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Consultant, HDR Associates (management consulting) (1985 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

78

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

James R. Seward (62)

Position, Term of Office and Length of Time Served with the Trust: Chairman of the Board and Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Private investor (2000 to present); CFA (1987 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Sooner Holdings (formerly Syntroleum Corporation); Brookdale Senior Living Inc.

William B. Taylor (69)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2005

Principal Occupation(s) During Past 5 Years: Consultant (2003 to present); previously Partner, Ernst & Young LLP (1982 to 2003)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: William Henry Insurance, LLC; Balance Innovations LLC; Kansas City Symphony

Interested Trustees(1)(2)(3)

Kathleen A. Gorman (50)(5)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Executive Officers(1)(3)(4)

Kathleen A. Gorman (50)

Position, Term of Office and Length of Time Served with the Trust: President and Chief Executive Officer since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

79

MANAGEMENT (Unaudited)

Executive Officers(1)(3)(4)

Kathleen A. Hegna (47)

Position, Term of Office and Length of Time Served with the Trust: Chief Financial Officer and Principal Accounting Officer since May 2009 and Treasurer since March 2014

Principal Occupation(s) During Past 5 Years: Associate Vice President and Director, Mutual Fund Accounting and Administration, RBC Global Asset Management (U.S.) Inc. (2009 to present); Senior Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Christina M. Moore (46)

Position, Term of Office and Length of Time Served with the Trust: Chief Compliance Officer since December 2012 and Assistant Secretary since March 2013

Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, RBC Funds (2012-present); Senior Compliance Officer, RBC Funds (March 2012 to December 2012); Compliance Manager, Minnesota Life Insurance Company (2006-2012)

Lee Thoresen (43)

Position, Term of Office and Length of Time Served with the Trust: Chief Legal Officer and Secretary since March 2008

Principal Occupation(s) During Past 5 Years: Senior Associate General Counsel, RBC Capital Markets, LLC (2006-present)

(1)	Except as otherwise noted, the address of each Trustee/Officer is RBC Funds Trust, 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402.
(2)	All Trustees must retire on or before December 31 of the year in which they reach age 75. The Board may temporarily waive this requirement when necessary to avoid depriving the Board of a Trustee with critical skills.
(3)	On December 31, 2009, Voyageur Asset Management Inc. changed its name to RBC Global Asset Management (U.S.) Inc. Any references to RBC Global Asset Management (U.S.) Inc. for prior periods are deemed to be references to the prior entity.
(4)	Each officer serves in such capacity for an indefinite period of time until his or her removal, resignation or retirement.
(5)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

The Funds’ Statement of Additional Information includes information about the Funds’ Trustees. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-422-2766.

80

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer two share classes. These two share classes are the A and I classes.

Class A

Class A shares of all Funds except Mid Cap Value are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Equity Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

81

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 4/1/2014	Ending Account Value 9/30/2014	Expenses Paid During Period* 4/1/14-9/30/14	Annualized Expense Ratio During Period 4/1/14-9/30/14

SMID Cap Growth Fund	Class A	$1,000.00	$ 972.60	$5.44	1.10%
	Class I	1,000.00	973.70	4.21	0.85%

Enterprise Fund	Class A	1,000.00	908.30	6.36	1.33%
	Class I	1,000.00	909.30	5.17	1.08%

Small Cap Core Fund	Class A	1,000.00	950.70	5.62	1.15%
	Class I	1,000.00	951.90	4.40	0.90%

Microcap Value Fund	Class A	1,000.00	958.30	6.48	1.32%
	Class I	1,000.00	959.40	5.26	1.07%

Mid Cap Value Fund	Class I	1,000.00	1,031.40	4.58	0.90%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one-half year period).

82

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/2014	Ending Account Value 9/30/2014	Expenses Paid During Period* 4/1/14-9/30/14	Annualized Expense Ratio During Period 4/1/14-9/30/14
SMID Cap Growth Fund	Class A	$1,000.00	$1,019.55	$5.57	1.10%
	Class I	1,000.00	1,020.81	4.31	0.85%

Enterprise Fund	Class A	1,000.00	1,018.40	6.73	1.33%
	Class I	1,000.00	1,019.65	5.47	1.08%

Small Cap Core Fund	Class A	1,000.00	1,019.30	5.82	1.15%
	Class I	1,000.00	1,020.56	4.56	0.90%

Microcap Value Fund	Class A	1,000.00	1,018.45	6.68	1.32%
	Class I	1,000.00	1,019.70	5.42	1.07%

Mid Cap Value Fund	Class I	1,000.00	1,020.56	4.56	0.90%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one-half year period).

83

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreements

In September 2014, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements (“Agreements”) with the Advisor for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the advisory services performed by the Advisor, the staffing and qualifications of the personnel responsible for operating and managing the Funds, and the Funds’ performance, fees and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a meeting held specifically to consider the proposed renewals. In connection with their deliberations, the independent Trustees were advised by their own independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss the information and the Advisor’s ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate securities index benchmarks as well as fund peer group comparative information provided by an independent third-party as requested by the Board. The Trustees also reviewed supplemental information from the Advisor.

The Trustees recognized the strong research and fundamental analysis capabilities of the Advisor’s investment staff and their extensive portfolio management experience, as well as the Advisor’s effective trading, operational and compliance structure and systems. The Trustees noted that the performance of the RBC Microcap Value Fund and RBC Mid Cap Value Fund was favorable relative to benchmarks for all periods ended June 30, 2014, and that performance of the RBC Enterprise Fund and RBC Small Cap Core Fund was generally favorable versus relevant micro cap benchmarks, with the Funds’ less favorable one year performance attributable to the underweighting of certain sectors that had performed well consistent with the portfolio team’s general high quality investment approach. For the RBC SMID Cap Growth Fund, the Trustees focused on performance since the portfolio management team commenced management in 2008, which was similarly favorable except for shorter term underperformance due to market conditions not favoring the team’s focus on high return on equity/high quality companies.

The Trustees reviewed comparative advisory fee and expense information for each Fund, together with information regarding the Advisor’s contractual agreement to subsidize Fund expenses at competitive levels through expense limitation agreements. The Trustees noted that advisory fees and expense ratios were competitive. The Trustees also reviewed reports from the Advisor regarding its management of other investment client accounts with similar strategies, including the advisory fees paid and the reasons for differences in fees. The Trustees reviewed profitability data — including year-over-year variances — for the Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollar research and other benefits, including the Advisor’s role as co-administrator of the Funds and the fees paid by the Funds for such services.

84

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to the Advisor were fair and reasonable in light of the nature and quality of services provided under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interests of the Funds and their shareholders for the Trustees to approve the continuation of the Agreements and the expense limitation agreements for the Funds. In arriving at their collective decision to approve the renewal of the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

85

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86

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88

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2014.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ AR 09-14

	RBC Funds

About Your Annual Report	This annual report includes detailed information about your Fund including financial statements, performance, and a complete list of holdings.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and additional performance information are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Letter from the Chief Investment Officer	1
	Money Market Portfolio Managers	3
	Performance Summary	4
	Schedules of Portfolio Investments	7
	Financial Statements
	- Statements of Assets and Liabilities	38
	- Statements of Operations	40
	- Statements of Changes in Net Assets	41
	Financial Highlights	44
	Notes to Financial Statements	50
	Report of Independent Registered Public Accounting Firm	61
	Other Federal Income Tax Information	62
	Management	63
	Supplemental Information	66
	Approval of Investment Advisory Agreement	68

LETTER FROM THE CHIEF INVESTMENT OFFICER

At RBC, we understand the high priority that our shareholders place on ensuring their liquidity needs are met while striving to ensure their wealth is preserved. Throughout the past year, the RBC Funds continued to provide solid financial solutions for our shareholders. In this context, we are pleased to report that all components of our money market funds performed as expected during the past fiscal year and in a manner that was consistent with our benchmarks. In spite of the funds’ competitive performance, the broader money market fund industry continues to be challenged by ultra-low market yields. The Federal Reserve and central banks across the globe continue to hold interest rates at exceptionally low levels.

The outlook for monetary policy suggests that we are nearing a time when the central bank may begin a shift toward normalizing interest rates. The Federal Reserve has wound down its program of bond purchases over the past year and the Fed’s open Market Committee is closely monitoring economic factors as they contemplate the appropriate time to alter course for monetary policy. At this time, forecasts seem to predict that rate increases by the central bank are not likely to occur until midway into the year 2015, in our view.

Looking forward, the community of money fund managers is analyzing the many aspects of the SEC’s recently announced reforms to regulations that govern the operation and management of money funds. The new rules will be implemented over the next two years and will impact managers and investors alike. Throughout this period of transition, we will continue to maintain a family of highly diversified and liquid portfolios, and we will remain proactive in monitoring areas of risk across all market sectors. Our approved list of issuers will continue to reflect the thorough and conservative nature of our credit review process. We will seek opportunities to positively impact performance using our conservative list of approved issuers by investing in what we believe are the strongest issuers while maintaining appropriate levels of liquidity.

Through all these ups and downs in the market, investors who have remained focused on their financial objectives have generally been successful. Thank you for your continued confidence and trust in the RBC Funds.

Sincerely,

Michael Lee, CFA

CEO, President and Chief Investment Officer

RBC Global Asset Management (U.S.) Inc.

1

LETTER FROM THE CHIEF INVESTMENT OFFICER

Past performance is not a guarantee of future results.

Opinions expressed are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Diversification does not assure a profit or protect against a loss in a declining market.

An investment in a Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. These risks are more fully described in the prospectus.

2

MONEY MARKET PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of each of the Money Market Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Raye C. Kanzenbach, CFA

Senior Managing Director, Senior Portfolio Manager

Raye Kanzenbach leads the municipal research team within RBC GAM (US)’s fixed income division. He researches various tax- and revenue-backed municipal bonds and is a portfolio manager for several of the firm’s tax-exempt and community investing mandates. Raye has worked in fixed income research and portfolio management since joining the firm in 1983 and helped launch the RBC Money Market Funds. He previously worked at First Bank System (now U.S. Bank), where he managed municipal bond and money market funds and supervised municipal and credit research. Raye was also an investment officer at The St. Paul Companies (now The Travelers Companies). He earned a BA in economics from Lawrence University and an MBA in finance from the University of Michigan. Raye is a CFA charterholder.

Raye C. Kanzenbach, CFA

Brandon T. Swensen, CFA

Vice President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM (US)’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for several cash management and core solutions, including the Money Market Funds. Brandon joined RBC GAM (US) in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

Chad Rice, CFA

Vice President, Portfolio Manager

Chad Rice is a member of the municipal research team within RBC GAM (US)’s fixed income group. He researches tax-exempt money market securities as well as various tax- and revenue-backed municipal bonds. Chad is also a portfolio manager for the firm’s tax-free cash management and intermediate municipal solutions, including the Tax-Free Money Market Fund. He joined RBC GAM-US in 2011 from a U.S. mutual insurance company, where he was a senior portfolio manager for its property/casualty and life insurance businesses. Chad earned a BS from the University of Wisconsin- Stevens Point and an MS in finance, investments, and banking at the University of Wisconsin-Madison School of Business, where he participated in the Applied Security Analysis Program. He is a CFA charterholder and member of the National Federation of Municipal Analysts.

Chad Rice, CFA

3

PERFORMANCE SUMMARY

RBC Money Market Funds
RBC Money Market Funds

The RBC Money Market Funds seek to achieve the highest level of current income as is consistent with prudent investment management emphasizing the safety of principal and the maintenance of suitable liquidity. The Funds invest in a variety of highly rated money market instruments. In the Tax-Free Money Market Fund, investments are made in highly rated debt obligations that pay interest exempt from federal income taxes and the alternative minimum tax.

The RBC Money Market Funds are not benchmarked to industry indices, although their performance is evaluated against each Fund’s respective peer group as reported by several service providers.

Taxable Money Market Funds

The Federal Reserve continues to hold interest rates at exceptionally low levels. Similar actions have been taken by central banks across the other developed economies in an effort to promote a sustainable economic recovery. Central banks remain resolute in their support of global economic growth, and this trend is unlikely to change in the near term.

The impact of these policies on the money market fund industry continues to be dramatic, where short-term interest rates remain near zero. As the Fed completes their tapering of its program of bond purchases, the outlook for monetary policy has shifted slightly toward an expectation for a gradual rise in interest rates. We do not foresee a change to current U.S. monetary policy through mid-year 2015.

The Funds’ portfolios remain well diversified in high quality securities with maturities that are structured to provide very strong levels of liquidity. The announcement by the SEC of additional money market reform measures has highlighted the continuing high priority placed on preserving the resiliency of funds in meeting large shareholder withdrawal demands. As we move forward, we will continue to manage the funds in a manner that meets those objectives.

Tax-Free Money Market Fund

Interest rates on securities with short maturities remained extremely low during the year, including the short maturity tax-exempt securities held by the Fund. The great majority of the Fund’s assets have effective maturities of 7 days or less, which provide the Fund with very strong liquidity. The balance of the portfolio is invested in high quality securities with maturities of 2 weeks to 13 months. The average maturity of the Fund was a bit longer than the average of other tax-exempt money market funds. The portfolio has been constructed in a configuration which we expect will provide suitable yield in a majority of interest rate environments. Throughout the year we modestly increased the portfolio allocation to higher education and healthcare sectors. We consider the portfolio to be well diversified among a large number of high quality issuers.

4

PERFORMANCE SUMMARY

Each of the RBC Money Market Funds was managed to preserve principal. This means that the share price of each fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.

				Investment Objective
	Total Return for the	SEC 7-Day Annualized Yield (1)
	Year Ended September 30, 2014	September 30, 2014	September 30, 2013
Prime Money Market Fund
RBC Institutional Class 1	0.01%	0.01%	0.01%
RBC Institutional Class 2	0.01%	0.01%	0.01%
RBC Investor Class	0.01%	0.01%	0.01%
RBC Reserve Class	0.01%	0.01%	0.01%
RBC Select Class	0.01%	0.01%	0.01%
U.S. Government Money Market Fund
RBC Institutional Class 1	0.01%	0.01%	0.01%
RBC Institutional Class 2	0.01%	0.01%	0.01%
RBC Investor Class	0.01%	0.01%	0.01%
RBC Reserve Class	0.01%	0.01%	0.01%
RBC Select Class	0.01%	0.01%	0.01%
Tax-Free Money Market Fund
RBC Institutional Class 1(2)	0.00%	0.00%	0.00%
RBC Institutional Class 2	0.01%	0.01%	0.01%
RBC Investor Class	0.01%	0.01%	0.01%
RBC Reserve Class	0.01%	0.01%	0.01%
RBC Select Class	0.01%	0.01%	0.01%

(1)    As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.

(2) There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to July 27, 2014.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

5

	PERFORMANCE SUMMARY

Asset Allocation
	Money Market Maturity Schedules
	As a percentage of value of investments based on effective maturity as of September 30, 2014.
		Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
	Less than 8 days	45.2%	50.0%	76.1%
	8 to 14 Days	6.4%	6.0%	0.0%
	15 to 30 Days	15.0%	18.5%	1.7%
	31 to 180 Days	29.8%	18.6%	13.9%
	Over 180 Days	3.6%	6.9%	8.3%

6

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

September 30, 2014

Principal Amount		Value
Asset Backed Commercial Paper — 3.19%
Finance - Diversified Domestic — 3.19%
$58,000,000	Cancara Asset Securitisation LLC, 0.14%, 10/1/14(a)(b)	$58,000,000
30,000,000	Cancara Asset Securitisation LLC, 0.19%, 10/21/14(a)(b)	29,996,833
50,000,000	Cancara Asset Securitisation LLC, 0.21%, 12/18/14(a)(b)	49,977,250
50,000,000	Collateralized Commercial Paper II Co., LLC, 0.20%, 11/3/14(a)(b)	49,990,833
30,000,000	Kells Funding LLC, 0.23%, 10/14/14(a)	30,000,436
15,000,000	Kells Funding LLC, 0.23%, 10/27/14(a)	15,000,342
50,000,000	Kells Funding LLC, 0.24%, 1/7/15(a)	50,000,000
35,000,000	Kells Funding LLC, 0.24%, 2/5/15(a)	35,000,103
35,000,000	Kells Funding LLC, 0.25%, 2/5/15(a)	35,001,289

Total Asset Backed Commercial Paper		352,967,086

(Cost $352,967,086)
Commercial Paper — 28.79%
Banks - Australia & New Zealand — 2.26%
25,000,000	Commonwealth Bank Australia, 0.22%, 3/19/15(a)	24,998,834
25,000,000	Commonwealth Bank Australia, 0.23%, 5/15/15(a)	25,001,726
25,000,000	Commonwealth Bank Australia, 0.24%, 2/6/15(a)	25,000,000
25,000,000	Commonwealth Bank Australia, 0.24%, 7/8/15(a)	25,000,000
25,000,000	Commonwealth Bank Australia, 0.24%, 8/14/15(a)	25,000,000
10,000,000	Westpac Banking Corp., 0.17%, 4/29/15(a)	10,000,940
25,000,000	Westpac Banking Corp., 0.24%, 4/24/15(a)	25,000,000
15,000,000	Westpac Banking Corp., 0.26%, 7/8/15	15,001,957
50,000,000	Westpac Banking Corp., 0.28%, 10/31/14(a)(b)	49,988,333
25,000,000	Westpac Banking Corp., 1.38%, 7/17/15(a)	25,201,706

		250,193,496

Banks - Domestic — 0.51%
26,000,000	John Deere Bank SA, 0.07%, 10/27/14(a)(b)	25,998,686
30,000,000	JP Morgan Securities LLC, 0.28%, 1/16/15	30,000,000

		55,998,686

Banks - Foreign — 2.75%
50,000,000	Credit Suisse New York, 0.26%, 10/1/14(b)	50,000,000
50,000,000	DnB NOR Bank ASA, 0.21%, 10/10/14(a)(b)	49,997,437
50,000,000	DnB NOR Bank ASA, 0.22%, 12/5/14(a)(b)	49,980,139
25,000,000	DnB NOR Bank ASA, 0.27%, 11/25/14(a)(b)	24,989,878
50,000,000	Nederlandse Waterschapsbank NV, 0.24%, 10/29/14(a)	50,000,000
30,000,000	Nederlandse Waterschapsbank NV, 0.24%, 12/5/14(a)	29,999,511
50,000,000	Rabobank USA Financial Corp., 0.17%, 10/7/14(b)	49,998,583

		304,965,548

Banks - Japanese — 0.90%
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.15%, 10/27/14(a)(b)	49,994,583
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.20%, 12/1/14(a)(b)	49,983,056

		99,977,639

7

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
Banks - United Kingdom — 1.49%
$ 40,000,000	Lloyds TSB Bank Plc NY, 0.18%, 12/8/14(b)	$39,986,400
25,000,000	Standard Chartered Bank, 0.27%, 1/7/15(a)(b)	24,981,625
50,000,000	Standard Chartered Bank, 0.27%, 1/21/15(a)(b)	49,958,000
50,000,000	Standard Chartered Bank, 0.28%, 11/21/14(a)(b)	49,980,167

		164,906,192

Consumer Discretionary — 2.14%
41,750,000	Coca-Cola Co., 0.20%, 10/10/14(a)(b)	41,747,913
25,000,000	Coca-Cola Co., 0.20%, 11/10/14(a)(b)	24,994,444
70,000,000	Coca-Cola Co., 0.20%, 1/14/15(a)(b)	69,959,167
100,000,000	Procter & Gamble Co., 0.15%, 10/21/14(a)(b)	99,991,667

		236,693,191

Finance - Diversified Domestic — 4.36%
10,600,000	ABB Treasury Center USA, Inc, 0.08%, 10/7/14(a)(b)	10,599,859
96,000,000	Cargill Global Funding Plc, 0.06%, 10/3/14(a)(b)	95,999,680
29,000,000	John Deere Financial Ltd, 0.07%, 10/2/14(a)(b)	28,999,944
22,000,000	John Deere Financial Ltd, 0.08%, 10/1/14(a)(b)	22,000,000
150,000,000	Nestle Finance International Ltd, 0.03%, 10/1/14(b)	150,000,000
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.30%, 3/4/15(a)(b)	24,967,917
25,000,000	Toyota Credit Canada Inc., 0.05%, 10/2/14(b)	24,999,965
25,000,000	Toyota Motor Credit Corp., 0.21%, 4/9/15	25,000,000
50,000,000	Toyota Motor Credit Corp., 0.21%, 5/5/15	50,000,000
25,000,000	Toyota Motor Credit Corp., 0.22%, 2/12/15	25,000,000
25,000,000	Toyota Motor Credit Corp., 0.23%, 8/26/15	25,000,000

		482,567,365

Finance - Diversified Foreign — 5.97%
50,000,000	Abbey National North America LLC, 0.05%, 10/1/14(b)	50,000,000
50,000,000	Erste Abwicklungsanstalt, 0.17%, 10/16/14(a)(b)	49,996,458
50,000,000	Nordea Bank AB, 0.18%, 1/20/15(a)(b)	49,972,250
50,000,000	Nordea Bank AB, 0.21%, 2/26/15(a)(b)	49,956,833
25,000,000	Nordea Bank AB, 0.22%, 10/14/14(a)(b)	24,998,014
50,000,000	NRW Bank, 0.11%, 10/10/14(a)(b)	49,998,625
50,000,000	PSP Capital Inc., 0.22%, 2/5/15(a)(b)	49,961,194
136,000,000	Skandinaviska Enskilda Banken AB, 0.10%, 10/2/14(a)(b)	135,999,622
50,000,000	Skandinaviska Enskilda Banken AB, 0.17%, 10/6/14(a)(b)	49,998,854
50,000,000	Swedbank, 0.19%, 10/31/14(b)	49,992,083
50,000,000	Swedbank, 0.19%, 11/21/14(b)	49,986,542
50,000,000	Swedbank, 0.20%, 11/14/14(b)	49,988,083

		660,848,558

Health Care — 2.44%
25,000,000	Glaxosmithkline Finance Plc, 0.08%, 10/6/14(a)(b)	24,999,722
175,000,000	Glaxosmithkline Finance Plc, 0.09%, 10/23/14(a)(b)	174,990,375
25,000,000	Glaxosmithkline Finance Plc, 0.19%, 1/20/15(a)(b)	24,985,354

8

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 45,000,000	Trinity Health Corp., 0.08%, 10/1/14(b)	$45,000,000

		269,975,451

Information Technology — 0.99%
60,000,000	Apple Inc., 0.18%, 2/5/15(a)(b)	59,961,900
50,000,000	Apple Inc., 0.21%, 5/19/15(a)(b)	49,932,917

		109,894,817

Insurance — 1.78%
77,585,000	Metlife Short Term Fund, 0.11%, 10/21/14(a)(b)	77,580,259
75,000,000	Metlife Short Term Fund, 0.11%, 10/29/14(a)(b)	74,993,583
43,996,000	Metlife Short Term Fund, 0.11%, 11/10/14(a)(b)	43,990,623

		196,564,465

Manufacturing — 0.95%
105,000,000	Illinois Tool Works Inc., 0.06%, 10/3/14(a)(b)	104,999,650

Utilities — 2.25%
50,000,000	Electricite de France SA, 0.16%, 12/4/14(a)(b)	49,985,778
40,000,000	Electricite de France SA, 0.17%, 10/28/14(a)(b)	39,994,900
23,900,000	Electricite de France SA, 0.18%, 10/3/14(a)(b)	23,899,761
25,000,000	Electricite de France SA, 0.38%, 1/2/15(a)(b)	24,975,458
50,000,000	Electricite de France SA, 0.44%, 1/5/15(a)(b)	49,941,333
60,000,000	Electricite de France SA, 0.55%, 1/2/15(a)(b)	59,914,750

		248,711,980

Total Commercial Paper		3,186,297,038

(Cost $3,186,297,038)
Certificates of Deposit, Domestic — 2.71%
Banks - Domestic — 2.71%
50,000,000	Bank of America NA 0.18%, 12/8/14	50,000,000
100,000,000	Citibank NA 0.08%, 10/1/14	100,000,000
50,000,000	Citibank NA 0.17%, 10/2/14	50,000,000
100,000,000	Citibank NA 0.18%, 10/6/14	100,000,000

Total Certificates of Deposit, Domestic		300,000,000

(Cost $300,000,000)
Certificates of Deposit, Yankee(c) — 13.32%
Banks - Canadian — 4.88%
75,000,000	Bank of Montreal Chicago, 0.18%, 10/14/14	75,000,000
50,000,000	Bank of Montreal Chicago, 0.18%, 11/21/14	50,000,000
50,000,000	Bank of Montreal Chicago, 0.20%, 12/8/14(d)	50,000,000
50,000,000	Bank of Montreal Chicago, 0.21%, 2/12/15	50,000,000
25,000,000	Bank of Montreal Chicago, 0.23%, 1/8/15(d)	25,000,764
40,000,000	Bank of Nova Scotia Houston, 0.48%, 1/14/15(d)	40,029,927
75,000,000	Toronto Dominion Bank NY, 0.06%, 10/3/14	75,000,000
75,000,000	Toronto Dominion Bank NY, 0.14%, 10/1/14	75,000,000
25,000,000	Toronto Dominion Bank NY, 0.24%, 2/6/15(d)	25,000,000

9

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 25,000,000	Toronto Dominion Bank NY, 0.25%, 5/4/15	$25,000,000
25,000,000	Toronto Dominion Bank NY, 0.30%, 8/20/15	25,000,000
25,000,000	Toronto Dominion Bank NY, 0.42%, 5/1/15(d)	25,026,654

		540,057,345

Banks - Foreign — 3.52%
225,000,000	BNP Paribas NY, 0.01%, 10/1/14	225,000,000
25,000,000	Rabobank Nederland NY, 0.28%, 2/25/15(d)	25,000,000
90,000,000	Skandinaviska Enskilda Banken NY, 0.80%, 10/10/14(d)	90,013,798
50,000,000	Svenska Handelsbanken AB, 0.23%, 10/1/14	50,000,000

		390,013,798

Banks - Japanese — 4.07%
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.12%, 10/7/14	50,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.15%, 10/16/14	50,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.16%, 10/2/14	50,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.16%, 10/7/14	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.16%, 11/19/14	50,000,000
40,000,000	Sumitomo Mitsui Bank NY, 0.20%, 10/14/14	40,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.20%, 11/7/14	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.20%, 12/17/14	50,000,000
25,000,000	Sumitomo Mitsui Bank NY, 0.21%, 10/1/14	25,000,000
35,000,000	Sumitomo Mitsui Bank NY, 0.21%, 10/2/14	35,000,000

		450,000,000

Banks - United Kingdom — 0.85%
19,000,000	Lloyds TSB Bank Plc NY, 0.49%, 1/7/15	19,010,811
25,000,000	Standard Chartered Bank, 0.20%, 12/4/14	25,000,000
50,000,000	Standard Chartered Bank, 0.28%, 10/16/14(d)	50,000,000

		94,010,811

Total Certificates of Deposit, Yankee		1,474,081,954

(Cost $1,474,081,954)
Corporate Bonds — 24.67%
Banks - Australia & New Zealand — 4.56%
25,000,000	Australia & New Zealand Banking Group Ltd., 0.43%, 10/3/14(a)(d)	25,000,000
73,600,000	Australia & New Zealand Banking Group Ltd., 0.44%, 5/7/15(a)(d)	73,693,458
5,500,000	Australia & New Zealand Banking Group Ltd., 1.38%, 3/16/15(a)(d)	5,529,522
37,710,000	Australia & New Zealand Banking Group Ltd., 3.70%, 1/13/15(a)	38,072,909
46,975,000	Commonwealth Bank Australia, 0.51%, 1/29/15(a)	47,020,352
32,400,000	Commonwealth Bank Australia, 3.50%, 3/19/15(a)	32,880,661
60,352,000	Commonwealth Bank Australia, 3.75%, 10/15/14(a)	60,432,115
10,800,000	National Australia Bank Ltd., 0.44%, 5/28/15(a)(d)	10,814,451
83,855,000	National Australia Bank Ltd., 0.53%, 1/22/15(a)(d)	83,929,491

10

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 10,000,000	National Australia Bank Ltd., 1.60%, 8/7/15	$10,105,033
83,300,000	National Australia Bank Ltd., 2.00%, 3/9/15	83,911,296
25,000,000	National Australia Funding, Inc., 0.22%, 3/13/15(a)(d)	25,002,341
7,650,000	Westpac Banking Corp., 4.20%, 2/27/15	7,771,894

		504,163,523

Banks - Canadian — 3.35%
50,000,000	Bank of Montreal, 1.30%, 10/31/14(a)	50,040,859
25,900,000	Bank of Nova Scotia, 1.85%, 1/12/15	26,008,185
58,251,000	Bank of Nova Scotia, 3.40%, 1/22/15	58,799,471
100,000,000	Bank of Nova Scotia Houston, 0.39%, 10/9/15(d)	100,000,000
36,060,000	Canadian Imperial Bank of Commerce Canada, 1.50%, 12/12/14(a)	36,145,064
100,000,000	Canadian Imperial Bank of Commerce NY, 0.36%, 7/3/15(d)	100,000,000

		370,993,579

Banks - Domestic — 4.24%
75,000,000	JPMorgan Chase Bank NA, 0.35%, 9/22/15(d)	75,000,000
103,500,000	JPMorgan Chase Bank NA, 0.41%, 12/21/14(d)	103,500,000
62,301,000	Wells Fargo & Co., 1.25%, 2/13/15	62,506,095
10,000,000	Wells Fargo & Co., 3.63%, 4/15/15	10,173,074
98,109,000	Wells Fargo & Co., 3.75%, 10/1/14	98,109,000
120,000,000	Wells Fargo Bank NA, 0.37%, 9/22/15(d)	120,000,000

		469,288,169

Banks - Foreign — 3.21%
50,000,000	Nederlandse Waterschapsbank NV, 0.29%, 10/27/14(a)(d)	50,001,501
41,188,000	Nordea Bank AB, 2.25%, 3/20/15(a)	41,560,960
47,055,000	Nordea Bank AB, 3.70%, 11/13/14(a)	47,242,933
85,000,000	Nordea Bank Finland Plc, 0.73%, 10/15/14(d)	85,018,756
75,000,000	Svenska Handelsbanken AB, 0.36%, 10/2/15(d)	75,000,000
31,075,000	Svenska Handelsbanken NY, 0.41%, 10/6/14(d)	31,076,390
25,000,000	Svenska Handelsbanken NY, 0.52%, 1/16/15(d)	25,021,595

		354,922,135

Banks - United Kingdom — 0.12%
13,351,000	Standard Chartered Plc, 5.50%, 11/18/14(a)	13,440,571

Consumer Discretionary — 0.12%
13,750,000	Coca-Cola Co., 0.75%, 3/13/15	13,778,442

Consumer Staples — 0.78%
9,000,000	Colgate-Palmolive Co., 0.60%, 11/15/14	9,004,668
75,000,000	Wal-Mart Stores, Inc., 5.32%, 6/1/15(e)	77,559,674

		86,564,342

Finance - Diversified Domestic — 4.64%
45,000,000	American Honda Finance Corp., 0.23%, 12/5/14(d)	45,000,000
30,000,000	American Honda Finance Corp., 0.23%, 6/4/15(d)	30,000,000
18,200,000	American Honda Finance Corp., 0.33%, 11/13/14(a)(d)	18,203,165

11

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 3,900,000	American Honda Finance Corp., 0.46%, 11/3/14(a)(d)	$3,900,944
13,945,000	American Honda Finance Corp., 1.45%, 2/27/15(a)	14,012,386
9,000,000	ETC Holdings LLC, 0.09%, 4/1/28, (LOC: U.S. Bank)(d)	9,000,000
50,000,000	General Electric Capital Corp., 1.63%, 7/2/15	50,496,014
85,780,000	General Electric Capital Corp., 2.15%, 1/9/15	86,217,190
10,000,000	General Electric Capital Corp., 2.38%, 6/30/15	10,153,079
36,335,000	General Electric Capital Corp., 3.75%, 11/14/14	36,488,090
17,800,000	Jets Stadium Development LLC, 0.10%, 4/1/47(a)(d)	17,800,000
40,100,000	John Deere Capital Corp., 0.30%, 1/12/15(d)	40,110,315
15,000,000	John Deere Capital Corp., 0.33%, 10/8/14(d)	15,000,395
11,778,000	John Deere Capital Corp., 0.88%, 4/17/15	11,818,290
35,000,000	NGSP, Inc., 0.13%, 6/1/46, (LOC: Wells Fargo Bank)(d)	35,000,000
40,000,000	Toyota Motor Credit Corp., 0.23%, 1/14/15(d)	40,000,000
50,000,000	Toyota Motor Credit Corp., 0.23%, 6/10/15(d)	50,000,000

		513,199,868

Finance - Diversified Foreign — 1.25%
45,990,000	BHP Billiton Finance USA Ltd., 1.00%, 2/24/15	46,120,680
91,877,000	BHP Billiton Finance USA Ltd., 1.13%, 11/21/14	91,985,558

		138,106,238

Health Care — 0.31%
13,425,000	Keep Memory Alive, 0.11%, 5/1/37, (LOC: PNC Bank NA)(d)	13,425,000
20,620,000	Novartis Capital Corp., 2.90%, 4/24/15	20,926,794

		34,351,794

Information Technology — 0.98%
15,000,000	International Business Machines Corp., 0.22%, 2/4/15(d)	15,000,897
12,965,000	International Business Machines Corp., 0.55%, 2/6/15	12,978,624
25,000,000	International Business Machines Corp., 0.75%, 5/11/15	25,075,225
54,827,000	Texas Instruments Inc, 0.45%, 8/3/15	54,903,761

		107,958,507

Insurance — 1.11%
57,083,000	Berkshire Hathaway Inc., 3.20%, 2/11/15	57,690,052
64,705,000	Metropolitan Life Global Funding, Series I, 2.00%, 1/9/15(a)	64,998,472

		122,688,524

Total Corporate Bonds		2,729,455,692

(Cost $2,729,455,692)
Municipal Bonds — 17.31%
Alaska — 0.42%
46,850,000	City of Valdez Exxon Pipeline Co. Project Refunding Revenue, 0.04%, 10/1/25(d)	46,850,000

California — 5.09%
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, Series A, 0.06%, 12/15/37, (Credit Support: Fannie Mae)(d)	55,450,000

12

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 17,600,000	Antelope Valley-East Kern Water Agency Refunding Revenue, Series A2, 0.03%, 6/1/37, (LOC: Wells Fargo Bank)(d)	$17,600,000
19,625,000	California Health Facilities Financing Authority Scripps Health Revenue, Series A, 0.04%, 10/1/19, (LOC: Wells Fargo Bank)(d)	19,625,000
35,560,000	California Health Facilities Financing Authority St. Joseph Health System Revenue, Series G, 0.03%, 7/1/41, (LOC: Wells Fargo Bank)(d)	35,560,000
17,700,000	California Municipal Finance Authority, Exxon Mobil Project Refunding Revenue, 0.03%, 12/1/29(d)	17,700,000
73,000,000	California State School Improvments GO, 0.03%, 5/1/34, (LOC: Citibank N.A.)(d)	73,000,000
13,000,000	California State, Series B, Subseries B2, GO, 0.03%, 5/1/40, (LOC: Bank Tokyo-Mitsubishi UFJ)(d)	12,999,740
71,160,000	Sacramento County, Sanitation Districts Financing Authority Sewer Improvements Revenue, Series C, 0.04%, 12/1/30, (LOC: Bank Of America N.A.)(d)	71,160,000
17,300,000	Sacramento Municipal Utility District Refunding Revenue, Series J, 0.04%, 8/15/28, (LOC: Bank of America N.A.)	17,300,000
38,620,000	San Francisco City & County Airports Commission Refunding Revenue, Second Series 36B, 0.03%, 5/1/26, (LOC: Bank Tokyo-Mitsubishi UFJ)(d)	38,620,000
10,300,000	Santa Clara County, Financing Authority Refunding Revenue, Series M, 0.03%, 5/15/35, (LOC: Bank Of America N.A.)(d)	10,299,794
35,810,000	Southern California Public Power Authority Magnolia Power Project Refunding Revenue, 0.03%, 7/1/36, (LOC: Wells Fargo Bank)(d)	35,810,000
102,730,000	University of California TECP, 0.07%, 10/2/14(b)	102,729,800
55,000,000	University of California TECP, 0.08%, 10/1/14(b)	55,000,000

		562,854,334

District of Columbia — 0.10%
10,600,000	District of Columbia American University Revenue, 0.04%, 6/1/33, (LOC: Wells Fargo Bank)(d)	10,600,000

Florida — 0.33%
23,725,000	Halifax Hospital Medical Center Refunding Revenue, 0.04%, 6/1/48, (LOC: JP Morgan Chase Bank NA)(d)	23,725,000
12,500,000	Miami-Dade County Industrial Development Authority, Miami Stadium Project Revenue, 0.12%, 7/1/37, (LOC: TD Bank N.A.)(d)	12,500,000

		36,225,000

Georgia — 0.47%
28,825,000	Municipal Electric Authority TECP, 0.15%, 10/27/14	28,825,000
23,000,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.15%, 6/1/28, (LOC: Wells Fargo Bank)(d)	23,000,000

		51,825,000

Illinois — 0.91%
48,195,000	City of Chicago Refunding GO, Series B2, 0.05%, 1/1/34, (LOC: JP Morgan Chase Bank NA)(d)	48,195,000

13

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 24,000,000	City of Chicago Refunding GO, Series B3, 0.05%, 1/1/34, (LOC: JP Morgan Chase Bank NA)(d)	$24,000,000
18,550,000	State of Illinois School Improvements GO, Series B-3, 0.03%, 10/1/33, (LOC: Wells Fargo Bank)(d)	18,550,000
10,000,000	University of Illinois Facilities Revenue, Series S, 0.10%, 4/1/44, (LOC: Northern Trust Co.)(d)	10,000,000

		100,745,000

Indiana — 0.14%
16,000,000	Indiana Health Facility Financing Authority Revenue, Series A, 0.04%, 7/1/28, (LOC: Wells Fargo Bank)(d)	16,000,000

Kentucky — 0.62%
17,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A1, 0.05%, 6/1/37, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	17,000,000
9,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A2, 0.05%, 6/1/38, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	9,000,000
42,600,000	Louisville Regional Airport Authority Revenue, Series A, 0.05%, 11/1/36(d)	42,600,000

		68,600,000

Louisiana — 1.23%
106,740,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobile Project Revenue, Series A, 0.04%, 8/1/35(d)	106,740,000
29,400,000	East Baton Rouge Parish, Exxon Project Refunding Revenue, 0.04%, 3/1/22(d)	29,400,000

		136,140,000

Maryland — 0.11%
12,325,000	Montgomery County Housing Opportunites Commission Refunding Revenue, Series D, 0.11%, 7/1/39, (LOC: PNC Bank NA, Freddie Mac)(d)	12,325,000

Massachusetts — 0.41%
30,000,000	Commonwealth of Massachusetts TECP, 0.09%, 10/7/14	30,000,000
15,000,000	Massachusetts State Health & Educational Facilities Authority, Dana Farber Cancer Institute Revenue, Series L1, 0.04%, 12/1/46, (LOC: JP Morgan Chase Bank NA)(d)	15,000,000

		45,000,000

Michigan — 0.45%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.11%, 9/1/50, (LOC: PNC Bank NA)(d)	25,000,000
25,000,000	Michigan Finance Authority Taxable School Loan Revolving Fund, Series A, 0.09%, 9/1/53, (LOC: JP Morgan Chase Bank NA)(d)	25,000,000

		50,000,000

14

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
Mississippi — 0.32%
$ 23,225,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.03%, 12/1/30(d)	$23,225,000
12,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series J, 0.04%, 11/1/35(d)	12,000,000

		35,225,000

New Jersey — 0.35%
21,495,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Refunding Revenue, 0.08%, 7/1/38, (LOC: JP Morgan Chase Bank NA)(d)	21,495,000
17,410,000	New Jersey Health Care Facilities Financing Authority, Virtua Health Revenue, 0.03%, 7/1/33, (LOC: Wells Fargo Bank)(d)	17,410,000

		38,905,000

New York — 1.31%
12,765,000	City of New York Public Improvements GO, Subseries D3, 0.03%, 10/1/39, (LOC: Bank of NY Mellon)(d)	12,765,000
15,400,000	City of New York Public Improvements GO, Subseries D4, 0.03%, 8/1/40, (LOC: TD Bank N.A.)(d)	15,400,000
50,000,000	Long Island Power Authority TECP, 0.15%, 11/3/14	50,000,000
8,500,000	Nassau Health Care Corp. Refunding Revenue, Series A, 0.12%, 8/1/22, (Credit Support: County GTY), (LOC: JP Morgan Chase Bank NA)(d)	8,500,000
21,000,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series A, 0.04%, 12/1/44, (LOC: Wells Fargo Bank)(d)	21,000,000
36,970,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 0.07%, 4/15/36, (Credit Support: Fannie Mae)(d)	36,970,000

		144,635,000

Pennsylvania — 0.84%
54,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.11%, 10/1/28, (LOC: PNC Bank NA)(d)	54,900,000
18,915,000	Bucks County Industrial Development Authority, Grand View Hospital Refunding Revenue, Series A, 0.03%, 7/1/34, (LOC: TD Bank)(d)	18,915,000
19,055,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.11%, 11/1/30, (LOC: PNC Bank NA)(d)	19,055,000

		92,870,000

South Dakota — 0.98%
45,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.07%, 5/1/37(d)	45,000,000
29,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series F, 0.07%, 5/1/39(d)	29,000,000
34,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.07%, 5/1/38(d)	34,000,000

		108,000,000

15

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
Texas — 0.94%
$ 10,600,000	City of Houston Utility System Refunding Revenue, Series B-3, 0.03%, 5/15/34, (LOC: Sumitomo Mitsui Bank)(d)	$10,599,894
39,750,000	Gulf Coast Waste Disposal Authority Exxon Project Refunding Revenue, 0.04%, 6/1/20(d)	39,750,000
19,300,000	Harris County Cultural Education Facilities Finance Corp. Baylor College Revenue, 0.03%, 11/15/45, (LOC: Barclays Bank Plc)(d)	19,300,000
35,000,000	Port of Port Arthur Navigation District, Texaco Inc. Project Refunding Revenue, 0.04%, 10/1/24(d)	35,000,000

		104,649,894

Utah — 0.06%
7,280,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.15%, 6/1/31, (LOC: Wells Fargo Bank)(d)	7,280,000

Virginia — 2.00%
207,700,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO17, Class A, 0.08%, 9/15/50, (Credit Support: Freddie Mac)(d)	207,700,000
13,655,000	Newport News Economic Development Authority Industrial Improvement Revenue, Series B, 0.15%, 7/1/31, (LOC: JP Morgan Chase Bank NA)(d)	13,655,000

		221,355,000

Washington — 0.13%
14,650,000	Washington Health Care Facilities Authority, Multicare Health System Revenue, Series D, 0.02%, 8/15/41, (LOC: Barclays Bank Plc)(d)	14,650,000

West Virginia — 0.10%
10,800,000	West Virginia Economic Development Authority, Appalachian Power Co. Revenue, Series A, 0.04%, 12/1/42, (LOC: Sumitomo Mitsui Bank)(d)	10,800,000

Total Municipal Bonds		1,915,534,228

(Cost $1,915,534,228)
U.S. Government Agency Obligations — 1.00%
Federal Home Loan Bank — 1.00%
40,000,000	0.08%, 10/10/14(b)	39,999,300
70,000,000	0.08%, 10/15/14(b)	69,998,060

		109,997,360

Total U.S. Government Agency Obligations		109,997,360

(Cost $109,997,360)
Repurchase Agreements — 9.44%
80,000,000	BNP Paribas Securities Corp., dated 9/30/14; due 10/1/14 at 0.00% with maturity value of $80,000,000 (fully collateralized by a U.S. Treasury security with a maturity date of 12/31/18 at a rate of 1.50%, original par and fair value of $81,676,800 and $81,600,024, respectively)	80,000,000

16

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 85,000,000	BNP Paribas Securities Corp., dated 9/30/14; due 10/1/14 at 0.00% with maturity value of $85,000,000 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 3/1/42 to 9/1/44 at rates ranging from 3.00% to 4.00%, aggregate original par and fair value of $98,738,202 and $86,700,000, respectively)	$85,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $168,300,024)	165,000,000

100,000,000	Citibank N.A., dated 9/25/14; due 10/2/14 at 0.05% with maturity value of $100,000,972 (fully collateralized by Fannie Mae and Federal Home Loan Bank securities with maturity dates ranging from 1/30/17 to 9/6/23 at rates ranging from 0.875% to 2.660%, aggregate original par and fair value of $102,905,970 and $102,000,166, respectively)	100,000,000
50,000,000	Citibank N.A., dated 9/25/14; due 10/2/14 at 0.05% with maturity value of $50,000,486 (fully collateralized by a U.S. Treasury security with a maturity date of 9/15/15 at a rate of 0.25%, original par and fair value of $50,925,000 and $51,000,043, respectively)	50,000,000
10,000,000	Citibank N.A., dated 9/30/14; due 10/1/14 at 0.00% with maturity value of $10,000,000 (fully collateralized by a U.S. Treasury security with a maturity date of 4/30/15 at a rate of 2.50%, original par and fair value of $9,955,000 and $10,200,023, respectively)	10,000,000
125,000,000	Citibank N.A., dated 9/30/14; due 10/1/14 at 0.00% with maturity value of $125,000,000 (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 11/15/14 to 5/4/37 at rates ranging from 0.00% to 3.75%, aggregate original par and fair value of $173,460,000 and $127,500,131, respectively)	125,000,000
50,000,000	Citibank N.A., dated 9/30/14; due 10/7/14 at 0.02% with maturity value of $50,000,194 (fully collateralized by a U.S. Treasury security with a maturity date of 2/29/16 at a rate of 2.625%, original par and fair value of $49,270,345 and $51,000,001, respectively)	50,000,000
50,000,000	Citibank N.A., dated 9/30/14; due 10/7/14 at 0.03% with maturity value of $50,000,292 (fully collateralized by a U.S. Treasury security with a maturity date of 9/15/15 at a rate of 0.25%, original par and fair value of $50,925,000 and $51,000,043, respectively)	50,000,000

	Total Value of Citibank N.A., (collateral value of $392,700,407)	385,000,000

100,000,000	Goldman Sachs & Co., dated 9/30/14; due 10/1/14 at 0.01% with maturity value of $100,000,028 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 10/1/25 to 2/1/44 at rates ranging from 3.50% to 4.50%, aggregate original par and fair value of $143,806,470 and $102,000,000, respectively)	100,000,000

17

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 50,000,000	Goldman Sachs & Co., dated 9/30/14; due 10/1/14 at 0.01% with maturity value of $50,000,014 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 11/20/14 to 12/29/14 at rates ranging from 0.625% to 2.625%, aggregate original par and fair value of $50,851,000 and $51,000,663, respectively)	$50,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $153,000,663)	150,000,000

100,000,000	JP Morgan Securities, dated 8/13/13 at 0.39% with maturity value of Principal Amount plus interest accrued until maturity (fully collateralized by Fannie Mae, Freddie Mac, Ginnie Mae and Federal Home Loan Bank securities with maturity dates ranging from 1/16/15 to 9/1/44 at rates ranging from 0.25% to 11.50%, aggregate original par and fair value of $247,747,778 and $102,004,539, respectively)(f)(g)	100,000,000

	Total Value of JP Morgan Securities, (collateral value of $102,004,539)	100,000,000

95,000,000	TD Securities (USA), dated 9/30/14; due 10/1/14 at 0.005% with maturity value of $95,000,013 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 9/1/26 to 7/1/44 at rates ranging from 2.50% to 4.50%, aggregate original par and fair value of $103,272,627 and $96,900,000, respectively)	95,000,000

	Total Value of TD Securities (USA), (collateral value of $96,900,000)	95,000,000

100,000,000	Wells Fargo Securities, dated 9/30/14; due 10/1/14 at 0.02% with maturity value of $100,000,056 (fully collateralized by a U.S. Treasury security with a maturity date of 12/31/18 at a rate of 1.50%, original par and fair value of $102,096,000 and $102,000,030, respectively)	100,000,000
50,000,000	Wells Fargo Securities, dated 9/30/14; due 10/1/14 at 0.03% with maturity value of $50,000,042 (fully collateralized by a Freddie Mac security with a maturity date of 9/1/44 at a rate of 3.50%, original par and fair value of $49,743,556 and $51,000,001, respectively)	50,000,000

	Total Value of Wells Fargo Securities, (collateral value of $153,000,031)	150,000,000

Total Repurchase Agreements		1,045,000,000

(Cost $1,045,000,000)

18

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2014

Total Investments	$11,113,333,358
(Cost $11,113,333,358)(h) — 100.43%

Liabilities in excess of other assets — (0.43)%	(47,103,238)

NET ASSETS — 100.00%	$11,066,230,120

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2014. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	This security is considered illiquid as to its marketability. The total investment in restricted and illiquid securities representing $100,000,000 or 0.90% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	9/30/14 Carrying Value Per Unit
100,000,000	JP Morgan Securities (g)	08/13/2013	$100,000,000	$100.00

(g)	Security is perpetual and thus does not have a predetermined maturity. This is a variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2014. The maturity date used for rule 2a-7 of the Investment Company Act of 1940 was November 12, 2014.
(h)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

TECP - Tax Exempt Commercial Paper

See notes to financial statements.

19

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

September 30, 2014

Principal Amount		Value
U.S. Government Agency Backed Corporate Bonds — 0.27%
Information Technology — 0.27%
$15,200,000	Net Magan Two LLC, 0.15%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds		15,200,000

(Cost $15,200,000)
U.S. Government Agency Backed Municipal Bonds — 10.53%
California — 2.96%
13,610,000	California Housing Finance Agency Revenue, Series C, 0.04%, 2/1/37, (LOC: Fannie Mae, Freddie Mac)(a)	13,610,000
14,600,000	California Statewide Communities Development Agency Multi Family Revenue, Series DD, 0.06%, 10/15/36, (Credit Support: Fannie Mae)(a)	14,600,000
15,300,000	California Statewide Communities Development Authority Multi Family Revenue, Series C, 0.06%, 5/15/35, (Credit Support: Fannie Mae)(a)	15,300,000
10,750,000	California Statewide Communities Development Authority Multi Family Revenue, Series E, 0.06%, 12/15/35, (Credit Support: Fannie Mae)(a)	10,750,000
10,500,000	California Statewide Communities Development Authority Multi Family Revenue, Series M, 0.06%, 12/1/34, (Credit Support: Freddie Mac)(a)	10,500,000
29,320,000	California Statewide Communities Development Authority Single Family Revenue, Series NN-1, 0.06%, 11/15/37, (Credit Support: Fannie Mae)(a)	29,320,000
18,500,000	City of Los Angeles Housing Beverly Park Apartments Revenue, Series A, 0.06%, 8/1/18, (Credit Support: Freddie Mac)(a)	18,500,000
8,500,000	City of San Jose Cinnabar Commons Revenue, Series C, 0.06%, 2/1/37, (Credit Support: Freddie Mac)(a)	8,500,000
12,600,000	Sacramento Housing & Redevelopment Agency 18th & L Apartments Revenue, Series E, 0.06%, 1/15/36, (Credit Support: Fannie Mae)(a)	12,600,000
12,595,000	San Diego Housing Authority Hillside Garden Apartment Revenue, Series B, 0.07%, 1/15/35, (Credit Support: Fannie Mae)(a)	12,595,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.06%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000

		167,075,000

Indiana — 0.49%
27,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.05%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,700,000

Nevada — 0.91%
7,000,000	Nevada Housing Division Multi Unit Housing, Apache Project, Series A, 0.05%, 10/15/32, (Credit Support: Fannie Mae)(a)	7,000,000
10,800,000	Nevada Housing Division Multi Unit Housing, Silver Project, Series A, 0.06%, 10/15/35, (LOC: Fannie Mae)(a)	10,800,000

20

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$16,300,000	Nevada Housing Division Multi Unit Housing, Sonoma Palms, 0.05%, 4/15/39, (Credit Support: Fannie Mae)(a)	$16,300,000
17,000,000	Nevada Housing Division Multi Unit Housing, Southwest VLG Project, 0.05%, 10/15/38, (Credit Support: Fannie Mae)(a)	17,000,000

		51,100,000

New York — 3.81%
37,500,000	New York City Housing Development Corp. West 61st Street Apartments Revenue, Series A, 0.04%, 12/15/37, (Credit Support: Fannie Mae)(a)	37,500,000
20,000,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.05%, 5/15/32, (Credit Support: Fannie Mae)(a)	20,000,000
21,000,000	New York State Housing Finance Agency 750 6th. Ave. Revenue, Series A, 0.04%, 5/15/31, (Credit Support: Fannie Mae)(a)	21,000,000
60,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.04%, 11/1/38, (Credit Support: Freddie Mac)(a)	60,000,000
13,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.04%, 11/1/38, (Credit Support: Freddie Mac)(a)	13,000,000
50,000,000	New York State Housing Finance Agency Theater Row Revenue, Series A, 0.04%, 11/1/32, (Credit Support: Freddie Mac)(a)	50,000,000
13,000,000	New York State Housing Finance Agency Victory Housing Revenue, Series 2002-A, 0.04%, 11/1/33, (Credit Support: Freddie Mac)(a)	13,000,000

		214,500,000

Virginia — 1.91%
51,300,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO15, Class A, 0.07%, 5/15/46, (Credit Support: Freddie Mac)(a)	51,300,000
32,180,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO21, Class A, 0.07%, 6/15/36, (Credit Support: Freddie Mac)(a)	32,180,000
9,515,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO25, Class A, 0.08%, 9/15/38, (Credit Support: Freddie Mac)(a)	9,515,000
14,865,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO28, Class A, 0.06%, 9/15/24(a)	14,865,000

		107,860,000

Washington — 0.45%
25,180,000	Washington State Housing Finance Commission Queen Anne Project Revenue, Series A, 0.07%, 9/1/38, (Credit Support: Fannie Mae)(a)	25,180,000

Total U.S. Government Agency Backed Municipal Bonds		593,415,000

(Cost $593,415,000)

21

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
U.S. Government Agency Obligations — 71.91%
Fannie Mae — 27.44%
$ 55,827,000	0.05%, 1/2/15(b)	$55,819,428
38,000,000	0.05%, 1/2/15(b)	37,994,846
10,000,000	0.06%, 11/3/14(b)	9,999,473
10,500,000	0.06%, 11/3/14(b)	10,499,447
10,250,000	0.06%, 11/3/14(b)	10,249,460
169,808,000	0.06%, 11/3/14(b)	169,799,050
35,044,000	0.06%, 11/3/14(b)	35,042,153
169,808,000	0.07%, 10/1/14(b)	169,808,000
73,318,683	0.07%, 10/1/14(b)	73,318,683
35,191,000	0.07%, 10/1/14(b)	35,191,000
25,179,000	0.07%, 1/2/15(b)	25,174,284
42,500,000	0.07%, 10/1/14(b)	42,500,000
51,000,000	0.09%, 12/1/14(b)	50,992,006
34,313,000	0.09%, 10/1/14(b)	34,313,000
141,696,500	0.09%, 10/1/14(b)	141,696,500
141,867,000	0.09%, 12/1/14(b)	141,844,764
16,317,300	0.10%, 10/1/14(b)	16,317,300
39,215,300	0.10%, 10/1/14(b)	39,215,300
164,800,000	0.12%, 2/27/15(a)	164,795,350
28,098,000	0.13%, 4/1/15(b)	28,080,244
16,400,000	0.13%, 8/5/15(a)	16,402,184
17,142,000	0.16%, 1/20/15(a)	17,145,809
25,000,000	0.17%, 12/1/14(b)	24,992,799
92,889,100	0.19%, 10/1/14(b)	92,889,100
16,898,000	0.38%, 3/16/15	16,913,695
28,056,000	0.50%, 7/2/15	28,122,501
30,830,000	2.63%, 11/20/14	30,936,143
27,000,000	4.63%, 10/15/14	27,047,864

		1,547,100,383

Federal Farm Credit Bank — 4.20%
25,000,000	0.12%, 7/16/15(a)	25,000,818
58,000,000	0.12%, 2/11/16(a)	57,988,155
20,000,000	0.13%, 1/25/16(a)	19,999,340
17,500,000	0.15%, 1/19/16(a)	17,504,708
50,000,000	0.17%, 5/5/16(a)	50,012,239
25,000,000	0.18%, 10/3/16(a)	25,012,696
30,475,000	0.19%, 4/6/15(a)	30,482,047
8,120,000	0.23%, 7/15/16(a)	8,132,163
2,465,000	0.27%, 2/24/15	2,465,858

		236,598,024

Federal Home Loan Bank — 28.85%
75,000,000	0.07%, 10/10/14(b)	74,998,646
85,000,000	0.07%, 11/21/14(b)	84,991,571
21,000,000	0.08%, 10/15/14(b)	20,999,331

22

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 42,000,000	0.08%, 10/15/14(b)	$41,998,686
50,000,000	0.08%, 10/1/14(b)	50,000,000
150,000,000	0.08%, 10/3/14(b)	149,999,358
25,000,000	0.08%, 10/10/14(b)	24,999,506
40,000,000	0.08%, 10/15/14(b)	39,998,896
75,000,000	0.09%, 10/8/14(b)	74,998,865
33,000,000	0.09%, 10/17/14(b)	32,998,753
97,500,000	0.10%, 10/24/14(b)	97,494,839
45,000,000	0.10%, 11/26/14(a)	45,001,125
10,000,000	0.10%, 3/20/15(a)	10,000,045
50,000,000	0.10%, 3/26/15(a)	50,000,000
26,500,000	0.10%, 11/14/14(a)	26,500,359
50,000,000	0.11%, 2/23/15(a)	50,000,000
50,000,000	0.11%, 4/10/15(a)	49,994,688
35,000,000	0.12%, 7/21/15(a)	35,003,063
25,000,000	0.12%, 9/28/15(a)	24,997,472
50,000,000	0.12%, 10/14/15(a)	49,994,827
20,000,000	0.12%, 8/25/15(a)	20,000,000
25,000,000	0.13%, 12/19/14	24,996,365
23,000,000	0.13%, 1/23/15	22,996,243
50,000,000	0.13%, 9/17/15(a)	49,992,532
50,000,000	0.13%, 6/26/15(a)	50,000,000
20,000,000	0.13%, 9/21/15(a)	20,000,915
15,000,000	0.14%, 7/16/15(a)	15,003,854
40,000,000	0.16%, 11/20/15(a)	40,000,000
50,000,000	0.17%, 10/15/14(b)	49,998,347
25,000,000	0.17%, 1/13/15	24,999,117
20,000,000	0.17%, 6/25/15	19,998,186
16,275,000	0.17%, 12/11/14	16,274,447
37,750,000	0.20%, 8/19/15	37,750,000
30,000,000	0.20%, 8/28/15	29,996,580
40,000,000	0.20%, 10/16/15	39,982,104
25,000,000	0.21%, 8/21/15	25,000,000
23,000,000	0.21%, 10/9/15	22,994,638
19,400,000	0.25%, 2/20/15	19,405,062
25,725,000	0.38%, 8/28/15	25,765,648
25,000,000	1.25%, 12/12/14	25,059,465
11,265,000	4.50%, 2/18/15	11,450,742

		1,626,634,275

Freddie Mac — 9.88%
145,000,000	0.14%, 7/16/15(a)	145,038,452
25,000,000	0.15%, 10/6/14(b)	24,999,496
10,000,000	0.15%, 11/3/14(b)	9,998,625
99,000,000	0.15%, 6/26/15(a)	99,015,094
50,000,000	0.15%, 11/25/15(a)	50,000,000
58,000,000	0.16%, 12/5/14(a)	58,007,425
25,000,000	0.17%, 1/6/15(b)	24,988,549

23

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 17,209,000	0.75%, 11/25/14	$17,225,947
81,953,000	1.75%, 9/10/15	83,141,881
2,606,000	2.88%, 2/9/15	2,631,004
25,000,000	4.38%, 7/17/15	25,829,555
16,031,000	4.50%, 1/15/15	16,232,207

		557,108,235

Overseas Private Investment Corp. — 1.54%
60,000,000	0.11%, 9/15/20(a)	60,000,000
27,000,000	0.11%, 7/15/25(a)	27,000,000

		87,000,000

Total U.S. Government Agency Obligations		4,054,440,917

(Cost $4,054,440,917)

U.S. Treasury Obligations — 1.42%
U.S. Treasury Notes — 1.42%
30,000,000	0.25%, 2/28/15	30,007,990
25,000,000	0.25%, 7/15/15	25,018,416
25,000,000	1.75%, 7/31/15	25,326,833

		80,353,239

Total U.S. Treasury Obligations		80,353,239

(Cost $80,353,239)
Repurchase Agreements — 22.26%
100,000,000	BNP Paribas Securities Corp., dated 9/30/14; due 10/1/14 at 0.00% with maturity value of $100,000,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/15/15 to 2/15/41 at rates ranging from 0.500% to 2.125%, aggregate original par and fair value of $89,526,200 and $102,000,021, respectively)	100,000,000
115,000,000	BNP Paribas Securities Corp., dated 9/30/14; due 10/1/14 at 0.00% with maturity value of $115,000,000 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 6/1/42 to 8/1/44 at rates ranging from 3.50% to 4.50%, aggregate original par and fair value of $113,045,043 and $117,300,000, respectively)	115,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $219,300,021)	215,000,000

100,000,000	Citibank N.A., dated 9/25/14; due 10/2/14 at 0.04% with maturity value of $100,000,778 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/15/17 to 1/15/24 at rates ranging from 0.625% to 2.625%, aggregate original par and fair value of $99,886,200 and $102,000,123, respectively)	100,000,000

24

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$125,000,000	Citibank N.A., dated 9/30/14; due 10/1/14 at 0.00% with maturity value of $125,000,000 (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 5/25/18 to 12/11/25 at rates of 0.00% to 3.50%, aggregate original par and fair value of $145,189,000 and $127,500,133, respectively)	$125,000,000
20,000,000	Citibank N.A., dated 9/30/14; due 10/1/14 at 0.00% with maturity value of $20,000,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/15/15 to 5/15/15 at rates ranging from 0.250% to 1.625%, aggregate original par and fair value of $18,315,200 and $20,400,071, respectively)	20,000,000
25,000,000	Citibank N.A., dated 9/30/14; due 10/1/14 at 0.00% with maturity value of $25,000,000 (fully collateralized by a U.S. Treasury security with a maturity date of 5/15/37 at a rate of 5.00%, original par and fair value of $18,974,500 and $25,500,020, respectively)	25,000,000
100,000,000	Citibank N.A., dated 9/30/14; due 10/7/14 at 0.02% with maturity value of $100,000,389 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/31/20 to 1/15/24 at rates ranging from 0.625% to 2.000%, aggregate original par and fair value of $102,912,300 and $102,000,074, respectively)	100,000,000
50,000,000	Citibank N.A., dated 9/30/14; due 10/7/14 at 0.03% with maturity value of $50,000,292 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/15/15 to 7/31/16 at rates ranging from 0.25% to 1.50%, aggregate original par and fair value of $50,108,300 and $51,000,033, respectively)	50,000,000

	Total Value of Citibank N.A., (collateral value of $428,400,454)	420,000,000

100,000,000	Goldman Sachs & Co., dated 9/30/14; due 10/1/14 at 0.01% with maturity value of $100,000,028 (fully collateralized by Fannie Mae securities with maturity dates ranging from 1/1/27 to 5/1/44 at rates ranging from 3.50% to 4.00%, aggregate original par and fair value of $123,574,030 and $102,000,001, respectively)	100,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $102,000,001)	100,000,000

20,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 9/30/14; due 10/1/14 at 0.001% with maturity value of $20,000,001 (fully collateralized by Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 8/28/15 to 8/8/22 at rates ranging from 0.50% to 2.35%, aggregate original par and fair value of $21,473,000 and $20,400,577, respectively)	20,000,000

25

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 45,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 9/30/14; due 10/1/14 at 0.001% with maturity value of $45,000,001 (fully collateralized by a Freddie Mac security with a maturity date of 8/1/42 at a rate of 3.50%, original par and fair value of $58,157,131 and $45,900,000, respectively)	$45,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $66,300,577)	65,000,000

80,000,000	TD Securities (USA), dated 9/30/14; due 10/1/14 at 0.005% with maturity value of $80,000,011 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 3/1/26 to 7/1/44 at rates ranging from 3.00% to 4.50%, aggregate original par and fair value of $103,505,744 and $81,600,001, respectively)	80,000,000

	Total Value of TD Securities (USA), (collateral value of $81,600,001)	80,000,000

275,000,000	Wells Fargo Securities, dated 9/30/14; due 10/1/14 at 0.02% with maturity value of $275,000,153 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/14 to 2/15/44 at rates ranging from 0.00% to 4.75%, aggregate original par and fair value of $275,170,900 and $280,521,012, respectively)	275,000,000
100,000,000	Wells Fargo Securities, dated 9/30/14; due 10/1/14 at 0.03% with maturity value of $100,000,083 (fully collateralized by a U.S. Treasury security with a maturity date of 10/31/15 at a rate of 1.25%, original par and fair value of $100,291,400 and $102,000,066, respectively)	100,000,000

	Total Value of Wells Fargo Securities, (collateral value of $382,521,078)	375,000,000

Total Repurchase Agreements		1,255,000,000

(Cost $1,255,000,000)

Total Investments		$5,998,409,156
(Cost $5,998,409,156)(c) — 106.39%

Liabilities in excess of other assets — (6.39)%		(360,450,646)

NET ASSETS — 100.00%		$5,637,958,510

26

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

September 30, 2014

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2014. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations	used are defined below:

LOC -Letter of Credit

    See notes to financial statements.

27

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

September 30, 2014

Principal Amount		Value
Municipal Bonds — 99.32%
California — 0.93%
$ 6,645,000	California Municipal Finance Authority Pacific Meadows Apartments Revenue, 0.08%, 10/1/47, (Credit Support: Freddie Mac)(a)(b)	$6,645,000
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.08%, 5/15/29, (Credit Support: Fannie Mae)(b)	5,600,000

		12,245,000

Colorado — 2.40%
4,365,000	Colorado Educational & Cultural Facilities Authority Private Primary Schools Revenue, 0.05%, 5/1/32, (LOC: U.S. Bank NA)(b)	4,365,000
4,390,000	Colorado Educational & Cultural Facilities Authority Refunding Revenue, 0.05%, 11/1/33, (LOC: U.S. Bank NA)(b)	4,390,000
8,530,000	Colorado Health Facilites Authority, Evangelical Nursing Home Revenue, 0.05%, 6/1/37, (LOC: U.S. Bank NA)(b)	8,530,000
1,130,000	Colorado Health Facilities Authority Arapahoe Housing Project Revenue, Series A, 0.14%, 4/1/24, (LOC: Wells Fargo Bank)(b)	1,130,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.04%, 12/1/24, (LOC: U.S. Bank NA)(b)	3,475,000
4,910,000	Gateway Regional Metropolitan District Refunding GO, 0.14%, 12/1/37, (LOC: Wells Fargo Bank)(b)	4,910,000
4,075,000	Holland Creek Metropolitan District Revenue, 0.06%, 6/1/41, (LOC: Bank of America NA)(b)	4,075,000
485,000	Parker Automotive Metropolitan District GO, 0.05%, 12/1/34, (LOC: U.S. Bank NA)(b)	485,000

		31,360,000

Delaware — 0.36%
4,680,000	Delaware State Economic Development Authority Revenue, 0.05%, 5/1/36, (LOC: PNC Bank NA)(b)	4,680,000

District Of Columbia — 1.81%
1,400,000	District of Columbia Internships and Academic Revenue, 0.04%, 7/1/36, (LOC: Branch Banking & Trust)(b)	1,400,000
22,300,000	Metropolitan Washington Airports Authority Refunding Revenue, Subseries C2, 0.04%, 10/1/39, (LOC: Barclays Bank PLC)(b)	22,300,000

		23,700,000

Florida — 2.10%
3,825,000	Florida State Housing Finance Corp. South Pointe Project Refunding Revenue, Series J, 0.06%, 2/15/28, (Credit Support: Fannie Mae)(b)	3,825,000
7,465,000	Hillsborough Community College Foundation Inc. Revenue, 0.04%, 12/1/33, (LOC: BMO Harris Bank NA)(b)	7,465,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.06%, 4/1/27(a)(b)	5,245,000

28

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.06%, 10/1/25(a)(b)	$2,225,000
8,690,000	Orange County Housing Finance Authority, Post Fountains Project Refunding Revenue, 0.04%, 6/1/25, (Credit Support: Fannie Mae)(b)	8,690,000

		27,450,000

Georgia — 0.90%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.04%, 9/1/26, (Credit Support: Fannie Mae)(b)	7,215,000
4,610,000	Fulton County Development Authority School Improvement Revenue, 0.04%, 8/1/35, (LOC: Branch Banking & Trust)(b)	4,610,000

		11,825,000

Illinois — 9.66%
14,495,000	City of Chicago Refunding GO, Series D-2, 0.03%, 1/1/40, (LOC: Northern Trust Co.)(b)	14,495,000
2,985,000	City of Chicago Waterworks Refunding Revenue, Sub Series, 04-3, 0.08%, 11/1/31, (LOC: State Street Bank & Trust)(b)	2,985,000
4,870,000	City of Elmhurst Hospital Improvements Revenue, 0.04%, 7/1/18, (LOC: JP Morgan Chase Bank NA)(b)	4,869,967
20,000,000	Illinois Educational Facilities Authority TECP, 0.08%, 11/3/14, (LOC: Northern Trust Co.)(c)	20,000,000
4,600,000	Illinois Finance Authority, Healthcare Systems Refunding Revenue, Series B, 0.04%, 11/15/37, (LOC: PNC Bank NA)(b)	4,600,000
7,030,000	Illinois Finance Authority, Robert Morris College Revenue, 0.05%, 6/1/24, (LOC: JP Morgan Chase Bank NA)(b)	7,030,000
5,650,000	Illinois Finance Authority, Steppenwolf Theatre Co. Project Refunding Revenue, 0.05%, 3/1/43, (LOC: Northern Trust Co.)(b)	5,650,000
3,300,000	Illinois Finance Authority, The Adler Planetarium Recreational Revenue, 0.04%, 4/1/31, (LOC: PNC Bank NA)(b)	3,300,000
12,900,000	Illinois Finance Authority, Wesleyan University Refunding Revenue, 0.04%, 9/1/42, (LOC: PNC Bank NA)(b)	12,900,000
7,600,000	Illinois Finance Authority, Wesleyan University Refunding Revenue, 0.05%, 9/1/23, (LOC: PNC Bank NA)(b)	7,600,000
8,700,000	Illinois State Development Finance Authority, Oak Park Residence Corp. Project Revenue, 0.05%, 7/1/41, (LOC: PNC Bank NA)(b)	8,700,000
20,500,000	Illinois State Toll Highway Authority Highway Improvement Revenue, Series A-2A, 0.04%, 7/1/30, (LOC: Bank of Tokyo-Mitsubishi UFJ)(b)	20,500,000
5,805,000	Village of Channahon Morris Hospital Refunding Revenue, Series A, 0.04%, 12/1/23, (LOC: U.S. Bank NA)(b)	5,805,000
8,070,000	Village of Channahon Morris Hospital Revenue, 0.04%, 12/1/34, (LOC: U.S. Bank NA)(b)	8,070,000

		126,504,967

Indiana — 2.12%
4,100,000	City of Rockport Pollution Control Refunding Revenue, 0.04%, 7/1/25, (LOC: Bank Tokyo-Mitsubishi UFJ)(b)	4,100,000

29

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$23,600,000	Indiana Finance Authority Ascension Health Refunding Revenue, Series E7, 0.04%, 11/15/33(b)	$23,600,000

		27,700,000

Iowa — 1.73%
9,000,000	City of Des Moines, Methodist Medical Center Project Revenue, 0.05%, 8/1/15, (LOC: Wells Fargo Bank)(b)	9,000,000
5,300,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.04%, 12/1/14, (LOC: Federal Home Loan Bank, Des Moines)(b)	5,300,000
1,125,000	County of Woodbury Siouxland Medical Education Foundation Revenue, 0.14%, 11/1/16, (LOC: U.S. Bank NA)(b)	1,125,000
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.14%, 5/1/20, (LOC: Wells Fargo Bank)(b)	7,270,000

		22,695,000

Kansas — 1.15%
15,000,000	City of Wichita Public Improvments Refunding GO, Series 268, 0.25%, 10/15/15	15,004,350

Louisiana — 5.01%
17,000,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Revenue, Series A, 0.04%, 8/1/35(b)	17,000,000
20,000,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Revenue, Series B, 0.04%, 12/1/40(b)	20,000,000
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.04%, 10/1/37, (LOC: Federal Home Loan Bank, Dallas)(b)	9,055,000
5,750,000	Louisiana Public Facilities Authority, Community Health Care Project Revenue, 0.06%, 4/1/21, (LOC: Bank of NY Mellon, Capital One NA)(b)	5,750,000
12,600,000	Louisiana Public Facilities Authority, Multifamily Housing Refunding Revenue, 0.05%, 4/1/36, (Credit Support: Freddie Mac)(b)	12,600,000
1,155,000	Terrebonne Economic Development Authority, Buquet District Industrial Revenue, 0.27%, 9/1/29, (LOC: Community Bank, Federal Home Loan Bank)(b)	1,155,000

		65,560,000

Maryland — 2.68%
10,000,000	Johns Hopkins University TECP, 0.05%, 10/7/14(c)	10,000,000
5,100,000	Maryland Health & Higher Educational Facilities Authority Refunding Revenue, Series A, 0.04%, 4/1/35, (LOC: TD Bank NA)(b)	5,100,000
20,000,000	Maryland Health & Higher Educational Facilities Authority TECP, 0.08%, 10/1/14(c)	20,000,000

		35,100,000

Massachusetts — 1.46%
1,560,000	Commonwealth of Massachusetts Public Improvements Refunding GO, 5.50%, 11/1/14	1,567,054

30

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$17,595,000	JP Morgan Chase Putters/Drivers Trust GO, Series 4320, 0.03%, 5/31/16(a)(b)	$17,595,000

		19,162,054

Michigan — 3.04%
15,795,000	Michigan State Hospital Finance Authority, Trinity Health Group Revenue TECP, 0.06%, 10/2/14(c)	15,795,000
12,000,000	Oakland University Refunding Revenue, 0.04%, 3/1/31, (LOC: JP Morgan Chase Bank NA)(b)	12,000,000
12,010,000	University of Michigan TECP, 0.07%, 10/1/14(c)	12,010,000

		39,805,000

Minnesota — 12.43%
8,895,000	City of Andover Senior Housing Presbyterian Homes Inc. Project, Refunding Revenue, 0.05%, 11/15/33, (Credit Support: Fannie Mae)(b)	8,895,000
1,825,000	City of Bloomington Bristol Village Apartments Project Refunding Revenue, Series A1, 0.05%, 11/15/32, (Credit Support: Fannie Mae)(b)	1,825,000
4,860,000	City of Burnsville Berkshire Project Refunding Revenue, Series A, 0.05%, 7/15/30, (Credit Support: Fannie Mae)(b)	4,860,000
12,035,000	City of Inver Grove Heights Refunding Revenue, 0.05%, 5/15/35, (Credit Support: Fannie Mae)(b)	12,035,000
6,300,000	City of Minnetonka Beacon Hill Refunding Revenue, 0.05%, 5/15/34, (Credit Support: Fannie Mae)(b)	6,299,994
3,100,000	City of Roseville Senior Housing Eaglecrest Project, Refunding Revenue, 0.05%, 7/1/39, (LOC: Freddie Mac)(b)	3,100,000
3,820,000	City of Saint Louis Park Parkshore Senior Project Refunding Revenue, 0.04%, 8/1/34, (Credit Support: Freddie Mac)(b)	3,820,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.04%, 9/15/33, (Credit Support: Fannie Mae)(b)	5,565,000
1,080,000	City of Spring Lake Park Oak Crest Apartments Project Refunding Revenue, 0.05%, 2/15/33, (Credit Support: Fannie Mae)(b)	1,080,000
1,065,000	Minnesota State Public Improvements GO, Series A, 5.00%, 6/1/15	1,099,332
5,600,000	Pine City Senior Housing Lakeview Commons Project Refunding Revenue, 0.05%, 4/15/36, (Credit Support: Fannie Mae)(b)	5,600,000
4,000,000	Rochester Health Care Facilities Mayo Clinic Refunding Revenue, Series A, 0.04%, 11/15/38(b)	4,000,000
20,000,000	Rochester Health Care Facilities TECP, 0.06%, 10/3/14, (Credit Support: Mayo Clinic Foundation)(c)	20,000,000
10,000,000	Rochester Health Care Facilities TECP, 0.07%, 11/5/14, (Credit Support: Mayo Clinic Foundation)(c)	10,000,000
8,550,000	Rochester Health Care Facilities TECP, 0.08%, 10/1/14, (Credit Support: Mayo Clinic Foundation)(c)	8,550,000
5,350,000	Saint Paul Housing & Redevelopment Authority, Highland Ridge Project Refunding Revenue, 0.05%, 10/1/33, (Credit Support: Freddie Mac)(b)	5,350,000

31

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 1,020,000	Saint Paul Independent School District No. 625 School Improvements GO, Series A, 4.00%, 2/1/15, (Credit Support: MN School District Credit Program)	$1,033,182
7,745,000	Saint Paul Port Authority Sibley Project Refunding Revenue, 0.04%, 2/1/34, (Credit Support: Freddie Mac)(b)	7,744,996
21,295,000	State of Minnesota Various Purpose GO, Series A, 5.00%, 8/1/15	22,160,296
29,750,000	University of Minnesota TECP, 0.07%, 10/1/14(c)	29,750,000

		162,767,800

Mississippi — 5.16%
15,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series A, 0.04%, 12/1/30(b)	15,000,000
11,300,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.03%, 11/1/35(b)	11,300,000
9,700,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.05%, 12/1/30(b)	9,700,000
5,600,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.04%, 11/1/35(b)	5,600,000
8,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series H, 0.03%, 11/1/35(b)	8,000,000
10,790,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series K, 0.03%, 11/1/35(b)	10,790,000
7,140,000	Mississippi Business Finance Corp., King Edward Hotel Project Revenue, 0.04%, 5/1/39, (LOC: Federal Home Loan Bank, Atlanta)(b)	7,140,000

		67,530,000

Missouri — 1.02%
3,400,000	Kansas City, Roe Bartle Refunding Revenue, Series E, 0.06%, 4/15/34, (LOC: Sumitomo Mitsui Banking)(b)	3,400,000
5,000,000	Kansas City, Roe Bartle Refunding Revenue, Series F, 0.06%, 4/15/25, (LOC: Sumitomo Mitsui Banking)(b)	5,000,000
4,980,000	Nodaway County Industrial Development Authority Northwest Foundation Inc. Revenue, 0.04%, 11/1/28, (LOC: U.S. Bank NA)(b)	4,980,000

		13,380,000

Montana — 2.33%
1,700,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/29(b)	1,700,000
14,775,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/32(b)	14,774,531
6,000,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/35(b)	6,000,000
8,000,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/38(b)	8,000,000

		30,474,531

32

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
New York — 9.04%
$20,000,000	City of Rochester Public Improvements GO, Series II, 2.00%, 8/10/15	$20,302,853
5,000,000	New York City Housing Development Corp. 101 Avenue D Apartments Refunding Revenue, Series A, 0.05%, 7/1/43, (LOC: Bank of America N.A.)(b)	5,000,000
6,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue, 0.03%, 11/1/29(b)	6,000,000
19,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue, Subseries C, 2.50%, 11/1/14	19,063,357
8,055,000	New York State Dormitory Authority Refunding Revenue, Series A, 0.10%, 7/1/28, (LOC: TD Bank NA)(b)	8,055,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.08%, 8/1/15, (LOC: Wells Fargo Bank)(b)	27,400,000
10,490,000	New York State Housing Finance Agency, College Arms Revenue, Series A, 0.04%, 5/1/48, (Credit Support: Freddie Mac)(b)	10,490,000
17,000,000	New York State Liberty Development Corp. 3 World Trade Center, Series A-1, 0.15%, 12/1/50(b)	17,000,000
5,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Series B, 0.03%, 1/1/32, (LOC: California State Teachers Retirement System)(b)	5,000,000

		118,311,210

North Carolina — 1.58%
15,000,000	Lower Cape Fear Water & Sewer Authority Water Utility Improvements Revenue, 0.03%, 12/1/34, (LOC: Rabobank Cooperative)(b)	15,000,000
1,300,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.04%, 7/1/19, (LOC: Branch Banking & Trust)(b)	1,300,000
1,545,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.04%, 10/1/33, (LOC: Wells Fargo Bank)(b)	1,545,000
2,860,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.07%, 11/1/27, (LOC: Branch Banking & Trust)(b)	2,860,000

		20,705,000

Ohio — 0.58%
4,935,000	Cuyahoga County, Cleveland Health Educational Museum Revenue, 0.05%, 3/1/32, (LOC: PNC Bank N.A.)(b)	4,935,000
2,700,000	Ohio Higher Educational Facility Commission, John Carroll Revenue, Series A, 0.05%, 11/15/31, (LOC: JP Morgan Chase Bank NA)(b)	2,700,000

		7,635,000

Pennsylvania — 7.41%
6,800,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.05%, 6/1/30, (LOC: PNC Bank NA)(b)	6,800,000
22,375,000	Commonwealth of Pennsylvania, 2nd Series Public Improvements GO, 3.00%, 10/15/14	22,399,300

33

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 3,600,000	Delaware County Industrial Development Authority, Scott Paper Co. Project Revenue, Series B, 0.05%, 12/1/18, (Credit Support: Kimberly-Clark Corp.)(b)	$3,600,000
32,020,000	Delaware County Industrial Development Authority, United Parcel Service Project Revenue, 0.04%, 12/1/15(b)	32,019,997
8,700,000	Emmaus General Authority Revenue, Subseries D-24, 0.04%, 3/1/24, (LOC: U.S. Bank NA)(b)	8,700,000
8,200,000	Jackson Township Industrial Development Authority Stoneridge Retirement Revenue, 0.05%, 10/15/42, (LOC: PNC Bank NA)(b)	8,200,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Owen J Roberts School District Refunding GO, Series 3405, 0.06%, 11/15/14, (Credit Support: State Aid Withholding)(a)(b)	8,155,000
7,155,000	Luzerne County Convention Center Authority Revenue, Series A, 0.05%, 9/1/28, (LOC: PNC Bank NA)(b)	7,155,000

		97,029,297

South Carolina — 0.73%
2,695,000	Florence School District GO, 1.00%, 3/1/15, (Credit Support: South Carolina School District)	2,704,468
1,200,000	Horry County School District GO, Series A, 5.00%, 3/1/15, (Credit Support: South Carolina School District)	1,223,769
3,450,000	South Carolina Jobs-Economic Development Authority Revenue, 0.14%, 5/1/29, (LOC: Wells Fargo Bank)(b)	3,450,000
2,155,000	South Carolina State University & College Improvements GO, Series A, 5.00%, 11/1/14, (Credit Support: State of South Carolina)	2,163,905

		9,542,142

South Dakota — 0.38%
5,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.03%, 5/1/39(b)	5,000,000

Tennessee — 2.36%
7,910,000	Shelby County Health Educational & Housing Facilities Board, Hedgerow Apartments Refunding Revenue, Series A-1, 0.05%, 12/15/37, (Credit Support: Fannie Mae)(b)	7,910,000
23,000,000	Vanderbilt University TECP, 0.12%, 12/16/14(c)	23,000,000

		30,910,000

Texas — 11.63%
1,435,000	Alvin Independent School District School Improvements GO, Series A, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	1,444,840
3,300,000	Arlington Independent School District Refunding GO, 5.00%, 2/15/15, (Credit Support: PSF-GTD)	3,359,781
2,275,000	Birdville Independent School District Refunding GO, 3.00%, 2/15/15, (Credit Support: PSF-GTD)	2,299,060
5,090,000	Calhoun County Independent School District Refunding GO, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	5,124,905
4,330,000	Conroe Independent School District Refunding GO, Series A, 3.00%, 2/15/15, (Credit Support: PSF-GTD)	4,375,845

34

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 7,870,000	Dallas Performing Arts Cultural Facilities Corp. Refunding Revenue, Series B, 0.05%, 9/1/41, (LOC: JP Morgan Chase Bank NA)(b)	$7,870,000
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.08%, 12/1/16(b)	7,050,000
1,770,000	Dripping Springs Independent School District School Improvements Refunding GO, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	1,781,961
2,655,000	Falls City Independent School District School Improvements GO, 2.00%, 8/15/15, (Credit Support: PSF-GTD)	2,696,783
5,470,000	Fort Worth Independent School District School Improvements GO, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	5,507,511
1,000,000	Frisco Independent School District School Improvments Refunding GO, Series A, 5.00%, 8/15/15, (Credit Support: PSF-GTD)	1,042,287
15,000,000	Harris County Cultural Educational Facilities TECP, 0.03%, 12/1/24, (Credit Support: Methodist Hospital)(b)(c)	15,000,000
17,000,000	Harris County Cultural Educational Facilities TECP, 0.14%, 12/3/14, (Credit Support: Methodist Hospital)(c)	17,000,000
18,000,000	Harris County Cultural Educational Facilities TECP, 0.14%, 4/6/15, (Credit Support: Methodist Hospital)(c)	18,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.14%, 4/6/15, (Credit Support: Methodist Hospital)(c)	8,000,000
1,250,000	Houston Independent School District Refunding GO, Series A, 3.00%, 2/15/15, (Credit Support: PSF-GTD)	1,263,298
1,010,000	Klein Independent School District School Improvements GO, 4.00%, 2/1/15, (Credit Support: PSF-GTD)	1,022,884
4,000,000	Lower Neches Valley Authority Industrial Development Corp. Exxon Mobil Project Refunding Revenue, 0.03%, 5/1/46(b)	4,000,000
2,050,000	Lower Neches Valley Authority Industrial Development Corp. Exxon Mobil Project Revenue, 0.04%, 11/1/38(b)	2,050,000
595,000	Manor Independent School District School Improvements GO, 4.00%, 8/1/15, (Credit Support: PSF-GTD)	613,969
800,000	Plano Independent School District Refunding GO, Series A, 4.00%, 2/15/15, (Credit Support: PSF-GTD)	811,520
785,000	Reagan County Independent School District School Improvements GO, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	790,146
750,000	Rockwall Independent School District Refunding GO, 5.00%, 2/15/15, (Credit Support: PSF-GTD)	763,637
4,455,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.14%, 12/1/26, (LOC: Wells Fargo Bank)(b)	4,455,000
500,000	Spring Independent School District School Improvements Refunding GO, Series 2008A, 5.00%, 8/15/15, (Credit Support: PSF-GTD)	520,930
20,000,000	State of Texas Cash Flow Management GO, 1.50%, 8/31/15	20,249,577
1,500,000	State of Texas Public Finance Authority Refunding GO, 5.00%, 10/1/14	1,500,000
5,700,000	State of Texas Veterans Housing Assistance Fund GO, 0.04%, 12/1/38(c)	5,700,000

35

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 7,965,000	State of Texas Veterans Housing GO, Series B, 0.04%, 12/1/42(b)	$7,965,000

		152,258,934

Utah — 1.43%
350,000	County of Sanpete Private Primary Schools Revenue, 0.14%, 8/1/28, (LOC: U.S. Bank NA)(b)	350,000
2,335,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.14%, 4/1/25, (LOC: Wells Fargo Bank)(b)	2,335,000
4,100,000	Salt Lake County Housing Authority Refunding Revenue, 0.04%, 2/15/31, (Credit Support: Fannie Mae)(b)	4,100,000
11,970,000	Utah Associated Municipal Power Systems Horse Butte Wind Project Revenue, 0.04%, 9/1/32, (LOC: Bank of Montreal)(b)	11,970,000

		18,755,000

Vermont — 0.26%
3,355,000	Vermont Educational & Health Buildings Financing Agency, Porter Nursing Home Project Refunding Revenue, Series A, 0.04%, 10/1/30, (LOC: TD Bank N.A.)(b)	3,355,000

Virginia — 0.75%
9,830,000	Norfolk Redevelopment & Housing Authority Old Dominion University Project, Refunding Revenue, 0.06%, 8/1/33, (LOC: Bank of America N.A.)(b)	9,830,000

Washington — 2.97%
4,995,000	JP Morgan Chase Putters/Drivers Trust Snohomish County School District No. 15 GO, Series 3542Z, 0.06%, 12/1/14, (Credit Support: School Board GTY)(a)(b)	4,995,000
1,100,000	State of Washington Public Improvements GO, Series D, 5.00%, 1/1/15	1,113,400
1,000,000	State of Washington Public Improvements GO, Series D, 5.00%, 1/1/15, (Credit Support: Escrowed in U.S. Treasuries)	1,012,106
4,155,000	State of Washington Refunding GO, 5.00%, 1/1/15	4,205,704
2,105,000	State of Washington, Motor Vehicle Fuel Tax GO, Series E, 5.00%, 1/1/15	2,130,441
17,125,000	Washington Health Care Facilities Authority Multicare Health System, Series D, 0.02%, 8/15/41, (LOC: Barclays Bank Plc)(b)	17,125,000
3,985,000	Washington State Housing Finance Commission Living Care Centers Project Revenue, 0.06%, 10/1/31, (LOC: Wells Fargo Bank NA)(b)	3,985,000
4,330,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.07%, 8/1/44, (LOC: Federal Home Loan Bank, San Francisco)(b)	4,330,000

		38,896,651

Wisconsin — 2.96%
6,720,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.14%, 6/1/28, (LOC: Wells Fargo Bank)(b)	6,720,000
30,250,000	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Refunding Revenue, Series C, 0.03%, 7/15/28, (LOC: Bank of Montreal)(b)	30,250,000

36

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 1,730,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.04%, 3/1/23, (LOC: U.S. Bank NA)(b)	$1,730,000

		38,700,000

Wyoming — 0.95%
12,445,000	County of Lincoln Exxon Project Pollution Control Revenue, Series D, 0.04%, 11/1/14(b)	12,445,000

Total Municipal Bonds		1,300,316,936

(Cost $1,300,316,936)

Shares
Investment Company — 1.15%

15,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund, Institutional Shares	15,000,000

Total Investment Company		15,000,000

(Cost $15,000,000)

Total Investments (Cost $1,315,316,936)(d) — 100.47%		$1,315,316,936

Liabilities in excess of other assets — (0.47)%		(6,099,742)

NET ASSETS — 100.00%		$1,309,217,194

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate demand security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2014. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

PSF-GTD - Permanent School Fund Guarantee

TECP - Tax Exempt Commercial Paper

See notes to financial statements.

37

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2014

	Prime	U.S. Government		Tax-Free
	Money	Money		Money
	Market Fund	Market Fund		Market Fund
Assets:
Investments, at value (cost $11,113,333,358; $5,998,409,156; $1,315,316,936 respectively)	$11,113,333,358 *	$5,998,409,156	**	$1,315,316,936
Cash	30,430,288	20,683,838		7,692,348
Interest and dividends receivable	11,305,801	1,872,578		1,224,071
Receivable for investments sold	146,200,000	—		—
Prepaid expenses and other assets	146,571	98,656		96,196

Total Assets	11,301,416,018	6,021,064,228		1,324,329,551

Liabilities:
Distributions payable	2,096	1,146		—
Payable for investments purchased	233,343,905	382,658,385		15,004,350
Accrued expenses and other payables:
Investment advisory fees	878,483	247,019		32,713
Audit fees	31,900	31,900		31,900
Trustee fees	4,394	2,189		530
Distribution fees	399,616	—		—
Shareholder reports	326,460	70,506		13,825
Shareholder servicing fees	17,715	—		—
Transfer Agent fees	12,717	5,448		4,722
Other	168,612	89,125		24,317

Total Liabilities	235,185,898	383,105,718		15,112,357

Net Assets	$11,066,230,120	$5,637,958,510		$1,309,217,194

Net Assets Consist Of:
Capital	$11,070,290,412	$5,637,942,117		$1,309,233,254
Distributions in excess of net investment income	(1,031)	(270)		—
Accumulated net realized gains (losses) from investment transactions	(4,059,261)	16,663		(16,060)

Net Assets	$11,066,230,120	$5,637,958,510		$1,309,217,194

Net Assets:
RBC Institutional Class 1	$715,673,492	$1,173,146,595		$5,000
RBC Institutional Class 2	448,101,908	298,558,721		191,986,424
RBC Investor Class	2,199,570,981	671,741,664		129,466,416
RBC Reserve Class	5,908,611,825	2,140,330,002		597,870,958
RBC Select Class	1,794,271,914	1,354,181,528		389,888,396

Total	$11,066,230,120	$5,637,958,510		$1,309,217,194

38

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	Prime	U.S. Government	Tax-Free
	Money	Money	Money
	Market Fund	Market Fund	Market Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	715,518,488	1,173,123,880	5,000
RBC Institutional Class 2	448,061,259	298,554,822	192,058,180
RBC Investor Class	2,201,510,431	671,752,434	129,459,840
RBC Reserve Class	5,910,536,109	2,140,350,310	597,877,320
RBC Select Class	1,794,784,092	1,354,195,058	389,881,284

Total	11,070,410,379	5,637,976,504	1,309,281,624

Net Asset Values and Redemption Price per Share:
RBC Institutional Class 1	$1.00	$1.00	$1.00

RBC Institutional Class 2	$1.00	$1.00	$1.00

RBC Investor Class	$1.00	$1.00	$1.00

RBC Reserve Class	$1.00	$1.00	$1.00

RBC Select Class	$1.00	$1.00	$1.00

*	$ 1,045,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.
**	$ 1,255,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.

See notes to financial statements.

39

FINANCIAL STATEMENTS

Statements of Operations

For the Year Ended September 30, 2014

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Investment Income:
Interest income	$22,618,678	$5,762,912	$1,196,211
Dividend income	—	—	1,070

Total Investment Income	22,618,678	5,762,912	1,197,281

Expenses:
Investment advisory fees	12,049,972	6,016,402	1,451,579
Distribution fees-RBC Institutional Class 2	813,257	754,065	460,056
Distribution fees-RBC Investor Class	24,594,203	7,118,413	1,460,823
Distribution fees-RBC Reserve Class	55,592,871	19,941,315	5,633,929
Distribution fees-RBC Select Class	15,396,440	10,919,405	2,979,941
Shareholder services administration fees-RBC Institutional Class 1	473,420	610,612	—
Accounting fees	602,499	300,820	72,579
Audit fees	35,818	35,818	35,818
Custodian fees	186,810	111,685	18,325
Insurance fees	82,907	43,640	12,550
Legal fees	234,730	111,001	29,593
Registration and filing fees	362,135	374,408	208,942
Shareholder reports	582,950	135,276	31,370
Transfer agent fees- RBC Institutional Class 1	49,379	7,979	3,549
Transfer agent fees- RBC Institutional Class 2	5,192	5,703	5,990
Transfer agent fees- RBC Investor Class	6,055	6,055	6,055
Transfer agent fees- RBC Reserve Class	5,968	5,968	6,055
Transfer agent fees-RBC Select Class	8,425	6,055	6,055
Trustees’ fees	334,639	167,813	40,347
Other fees	308,791	173,067	65,046

Total expenses before fee reductions	111,726,461	46,845,500	12,528,602
Expenses reduced by:
Advisor - Class Specific	—	(2,340,415)	(941,741)
Shareholder Services
Administrator - Class Specific	(25,145)	(610,612)	—
Distributor - Class Specific	(90,320,192)	(38,733,198)	(10,534,749)

Net Expenses	21,381,124	5,161,275	1,052,112

Net Investment Income	1,237,554	601,637	145,169

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	13,174	16,663	26,146

Change in net assets resulting from operations	$1,250,728	$618,300	$171,315

See notes to financial statements.

40

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Prime Money Market Fund
	For the	For the
	Year Ended	Year Ended
	September 30, 2014	September 30, 2013
From Investment Activities:
Operations:
Net investment income	$1,237,554	$2,266,709
Net realized gains from investment transactions	13,174	123,129

Change in net assets resulting from operations	1,250,728	2,389,838

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(126,773)	(1,141,082)
RBC Institutional Class 2 Shareholders	(54,213)	(62,144)
RBC Investor Class Shareholders	(246,155)	(279,772)
RBC Reserve Class Shareholders	(617,906)	(599,004)
RBC Select Class Shareholders	(192,507)	(184,707)

Change in net assets resulting from shareholder distributions	(1,237,554)	(2,266,709)

Capital Transactions:
Proceeds from shares issued	17,971,896,479	31,396,170,483
Distributions reinvested	1,181,199	1,563,490
Cost of shares redeemed	(19,950,583,437)	(30,669,843,616)

Change in net assets resulting from capital transactions	(1,977,505,759)	727,890,357

Net increase (decrease) in net assets	(1,977,492,585)	728,013,486

Net Assets:
Beginning of year	13,043,722,705	12,315,709,219

End of year	$11,066,230,120	$13,043,722,705

Distributions in excess of net investment income	$(1,031)	$(1,031)

Share Transactions:
Issued	17,971,896,479	31,396,170,483
Reinvested	1,181,199	1,563,490
Redeemed	(19,950,583,437)	(30,669,843,616)

Change in shares resulting from capital transactions	(1,977,505,759)	727,890,357

See notes to financial statements.

41

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	U.S. Government
	Money Market Fund
	For the	For the
	Year Ended	Year Ended
	September 30, 2014	September 30, 2013
From Investment Activities:
Operations:
Net investment income	$601,637	$573,081
Net realized gains from investment transactions	16,663	4,996

Change in net assets resulting from operations	618,300	578,077

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(123,107)	(90,204)
RBC Institutional Class 2 Shareholders	(50,656)	(30,879)
RBC Investor Class Shareholders	(71,835)	(84,601)
RBC Reserve Class Shareholders	(223,585)	(228,461)
RBC Select Class Shareholders	(137,720)	(138,936)

Change in net assets resulting from Distributions of Net Investment Income	(606,903)	(573,081)

Distributions from Net Realized Gains
RBC Institutional Class 1 Shareholders	—	(2,751)
RBC Institutional Class 2 Shareholders	—	(1,055)
RBC Investor Class Shareholders	—	(3,109)
RBC Reserve Class Shareholders	—	(8,200)
RBC Select Class Shareholders	—	(4,854)

Change in net assets resulting from Distributions of Net Realized Gains	—	(19,969)

Capital Transactions:
Proceeds from shares issued	5,266,489,871	6,278,401,994
Distributions reinvested	588,816	574,246
Cost of shares redeemed	(5,754,230,322)	(5,474,257,363)

Change in net assets resulting from capital transactions	(487,151,635)	804,718,877

Net increase (decrease) in net assets	(487,140,238)	804,703,904
Net Assets:
Beginning of year	6,125,098,748	5,320,394,844

End of year	$5,637,958,510	$6,125,098,748

Undistributed (distributions in excess of) net investment income	$(270)	$3,719

Share Transactions:
Issued	5,266,489,871	6,278,401,994
Reinvested	588,816	574,246
Redeemed	(5,754,230,322)	(5,474,257,363)

Change in shares resulting from capital transactions	(487,151,635)	804,718,877

See notes to financial statements.

42

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tax-Free
	Money Market Fund
	For the	For the
	Year Ended	Year Ended
	September 30, 2014	September 30, 2013
From Investment Activities:
Operations:
Net investment income	$145,169	$140,376
Net realized gains (losses) from investment transactions	26,146	(25,606)

Change in net assets resulting from operations	171,315	114,770

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	—	(271)
RBC Institutional Class 2 Shareholders	(30,678)	(22,636)
RBC Investor Class Shareholders	(14,608)	(16,101)
RBC Reserve Class Shareholders	(62,634)	(65,605)
RBC Select Class Shareholders	(37,249)	(36,663)

Change in net assets resulting from Distributions of Net Investment Income	(145,169)	(141,276)

Capital Transactions:
Proceeds from shares issued	1,792,046,707	1,841,785,596
Distributions reinvested	145,194	141,008
Cost of shares redeemed	(1,845,621,176)	(1,841,952,614)

Change in net assets resulting from capital transactions	(53,429,275)	(26,010)

Net decrease in net assets	(53,403,129)	(52,516)

Net Assets:
Beginning of year	1,362,620,323	1,362,672,839

End of year	$1,309,217,194	$1,362,620,323

Undistributed net investment income	$—	$—

Share Transactions:
Issued	1,792,046,707	1,841,785,596
Reinvested	145,194	141,008
Redeemed	(1,845,621,176)	(1,841,952,614)

Change in shares resulting from capital transactions	(53,429,275)	(26,010)

See notes to financial statements.

43

FINANCIAL HIGHLIGHTS

Prime Money Market Fund	(Selected data for a share outstanding throughout the years indicated)

		Investment Activities			Distributions
	Net Asset Value,	Net	Net Realized /	Total from	Net
	Beginning	Investment	Unrealized Gain/(Loss)	Investment	Investment	Total	Net Asset Value,
	of Year	Income	on Investments	Activities	Income	Distributions	End of Year
RBC Institutional Class 1
Year Ended September 30, 2014	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Institutional Class 2
Year Ended September 30, 2014	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Investor Class
Year Ended September 30, 2014	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Reserve Class
Year Ended September 30, 2014	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Select Class
Year Ended September 30, 2014	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

44

FINANCIAL HIGHLIGHTS

Prime Money Market Fund (cont.)	(Selected data for a share outstanding throughout the years indicated)

		Ratios/Supplemental Data
	Total	Net Assets,	Ratio of Net Expenses	Ratio of Net Investment Income	Ratio of Expenses
	Return(c)	End of Year (millions)	to Average Net Assets	to Average Net Assets	to Average Net Assets*
RBC Institutional Class 1
Year Ended September 30, 2014	0.01%	$ 716	0.18%	0.01%	0.18%
Year Ended September 30, 2013	0.06%	1,760	0.17%	0.07%	0.17%
Year Ended September 30, 2012	0.09%	1,746	0.17%	0.09%	0.17%(d)
Year Ended September 30, 2011	0.13%	1,978	0.17%	0.14%	0.17%(d)
Year Ended September 30, 2010	0.19%	4,051	0.17%	0.19%	0.17%(d)
RBC Institutional Class 2
Year Ended September 30, 2014	0.01%	$ 448	0.18%	0.01%	0.27%
Year Ended September 30, 2013	0.01%	586	0.22%	0.01%	0.27%
Year Ended September 30, 2012	0.01%	633	0.25%	0.01%	0.27%
Year Ended September 30, 2011	0.04%	687	0.26%	0.04%	0.27%
Year Ended September 30, 2010	0.09%	830	0.27%	0.07%	0.27%
RBC Investor Class
Year Ended September 30, 2014	0.01%	$ 2,200	0.18%	0.01%	1.12%
Year Ended September 30, 2013	0.01%	2,658	0.22%	0.01%	1.12%
Year Ended September 30, 2012	0.01%	2,816	0.26%	0.01%	1.12%
Year Ended September 30, 2011	0.01%	3,199	0.30%	0.01%	1.12%
Year Ended September 30, 2010	0.01%	3,995	0.35%	0.01%	1.13%
RBC Reserve Class
Year Ended September 30, 2014	0.01%	$ 5,909	0.18%	0.01%	1.02%
Year Ended September 30, 2013	0.01%	6,213	0.22%	0.01%	1.02%
Year Ended September 30, 2012	0.01%	5,453	0.26%	0.01%	1.02%
Year Ended September 30, 2011	0.01%	5,032	0.29%	0.01%	1.01%
Year Ended September 30, 2010	0.01%	5,165	0.35%	0.01%	1.03%
RBC Select Class
Year Ended September 30, 2014	0.01%	$ 1,794	0.18%	0.01%	0.92%
Year Ended September 30, 2013	0.01%	1,826	0.22%	0.01%	0.92%
Year Ended September 30, 2012	0.01%	1,668	0.26%	0.01%	0.92%
Year Ended September 30, 2011	0.01%	1,595	0.29%	0.01%	0.92%
Year Ended September 30, 2010	0.01%	1,572	0.35%	0.01%	0.92%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(d)	There were no waivers or reimbursements during the period.

See notes to financial statements.

45

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund	(Selected data for a share outstanding throughout the years indicated)

		Investment Activities			Distributions
	Net Asset Value,	Net	Net Realized/	Total from	Net
	Beginning	Investment	Unrealized Gain/(Loss)	Investment	Investment	Total	Net Asset Value,
	of Year	Income	on Investments	Activities	Income	Distributions	End of Year
RBC Institutional Class 1
Year Ended September 30, 2014	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Institutional Class 2
Year Ended September 30, 2014	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Investor Class
Year Ended September 30, 2014	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Reserve Class
Year Ended September 30, 2014	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Select Class
Year Ended September 30, 2014	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

46

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund (cont.)	(Selected data for a share outstanding throughout the years indicated)

		Ratios/Supplemental Data
	Total	Net Assets,	Ratio of Net Expenses	Ratio of Net Investment Income	Ratio of Expenses
	Return(c)	End of Year (millions)	to Average Net Assets	to Average Net Assets	to Average Net Assets*
RBC Institutional Class 1
Year Ended September 30, 2014	0.01%	$ 1,173	0.09%	0.01%	0.17%
Year Ended September 30, 2013	0.01%	1,231	0.13%	0.01%	0.17%
Year Ended September 30, 2012	0.01%	1,046	0.16%	0.01%	0.17%
Year Ended September 30, 2011	0.05%	1,580	0.17%	0.05%	0.17%
Year Ended September 30, 2010	0.11%	662	0.17%	0.11%	0.17%(d)
RBC Institutional Class 2
Year Ended September 30, 2014	0.01%	$ 299	0.09%	0.01%	0.27%
Year Ended September 30, 2013	0.01%	497	0.12%	0.01%	0.27%
Year Ended September 30, 2012	0.01%	213	0.16%	0.01%	0.27%
Year Ended September 30, 2011	0.01%	142	0.20%	0.01%	0.27%
Year Ended September 30, 2010	0.02%	124	0.27%	0.02%	0.27%
RBC Investor Class
Year Ended September 30, 2014	0.01%	$ 672	0.09%	0.01%	1.12%
Year Ended September 30, 2013	0.01%	795	0.13%	0.01%	1.12%
Year Ended September 30, 2012	0.01%	857	0.16%	0.01%	1.12%
Year Ended September 30, 2011	0.01%	981	0.21%	0.01%	1.12%
Year Ended September 30, 2010	0.01%	1,260	0.27%	0.01%	1.13%
RBC Reserve Class
Year Ended September 30, 2014	0.01%	$ 2,140	0.09%	0.01%	1.02%
Year Ended September 30, 2013	0.01%	2,288	0.13%	0.01%	1.02%
Year Ended September 30, 2012	0.01%	1,896	0.16%	0.01%	1.02%
Year Ended September 30, 2011	0.01%	1,748	0.21%	0.01%	1.02%
Year Ended September 30, 2010	0.01%	1,752	0.27%	0.01%	1.03%
RBC Select Class
Year Ended September 30, 2014	0.01%	$ 1,354	0.09%	0.01%	0.92%
Year Ended September 30, 2013	0.01%	1,313	0.13%	0.01%	0.92%
Year Ended September 30, 2012	0.01%	1,309	0.16%	0.01%	0.92%
Year Ended September 30, 2011	0.01%	1,262	0.21%	0.01%	0.92%
Year Ended September 30, 2010	0.01%	1,139	0.27%	0.01%	0.93%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(d)	There were no waivers or reimbursements during the period.

See notes to financial statements.

47

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund	(Selected data for a share outstanding throughout the years indicated)

		Investment Activities			Distributions
	Net Asset Value,	Net	Net Realized/	Total from	Net	Net
	Beginning	Investment	Unrealized Gain/(Loss)	Investment	Investment	Realized	Net Asset Value,
	of Year	Income	on Investments	Activities	Income	Gains	End of Year
RBC Institutional Class 1
Period Ended September 30, 2014(e)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Period Ended October 28, 2012(f)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Institutional Class 2
Year Ended September 30, 2014	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Investor Class
Year Ended September 30, 2014	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Reserve Class
Year Ended September 30, 2014	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Select Class
Year Ended September 30, 2014	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(e)	For the period from July 28, 2014 to September 30, 2014.
(f)	There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to July 27, 2014.

See notes to financial statements.

48

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund (cont.)	(Selected data for a share outstanding throughout the years indicated)

		Ratios/Supplemental Data
	Total	Net Assets,	Ratio of Net Expenses	Ratio of Net Investment Income	Ratio of Expenses
	Return(c)	End of Year (millions)	to Average Net Assets	to Average Net Assets	to Average Net Assets*
RBC Institutional Class 1
Period Ended September 30, 2014(e)	0.00%(g)	$—(i)	0.09%(h)	0.00%(h)	71.03%(j)
Period Ended October 28, 2012(f)	0.00%(g)	—	0.18%(h)	0.01%(h)	0.19%(h)
Year Ended September 30, 2012	0.02%	26	0.16%	0.02%	0.19%
Year Ended September 30, 2011	0.09%	37	0.18%	0.10%	0.19%
Year Ended September 30, 2010	0.25%	71	0.18%	0.22%	0.18%(d)
RBC Institutional Class 2
Year Ended September 30, 2014	0.01%	$192	0.07%	0.01%	0.29%
Year Ended September 30, 2013	0.01%	256	0.13%	0.01%	0.29%
Year Ended September 30, 2012	0.01%	202	0.17%	0.01%	0.29%
Year Ended September 30, 2011	0.02%	214	0.26%	0.02%	0.29%
Year Ended September 30, 2010	0.15%	282	0.28%	0.09%	0.28%
RBC Investor Class
Year Ended September 30, 2014	0.01%	$129	0.07%	0.01%	1.14%
Year Ended September 30, 2013	0.01%	153	0.13%	0.01%	1.14%
Year Ended September 30, 2012	0.01%	162	0.17%	0.01%	1.13%
Year Ended September 30, 2011	0.02%	167	0.26%	0.01%	1.14%
Year Ended September 30, 2010	0.02%	210	0.42%	0.01%	1.15%
RBC Reserve Class
Year Ended September 30, 2014	0.01%	$598	0.07%	0.01%	1.04%
Year Ended September 30, 2013	0.01%	607	0.13%	0.01%	1.04%
Year Ended September 30, 2012	0.01%	600	0.17%	0.01%	1.04%
Year Ended September 30, 2011	0.02%	520	0.26%	0.01%	1.04%
Year Ended September 30, 2010	0.02%	612	0.40%	0.01%	1.04%
RBC Select Class
Year Ended September 30, 2014	0.01%	$390	0.07%	0.01%	0.94%
Year Ended September 30, 2013	0.01%	347	0.13%	0.01%	0.94%
Year Ended September 30, 2012	0.01%	373	0.17%	0.01%	0.94%
Year Ended September 30, 2011	0.02%	300	0.26%	0.01%	0.93%
Year Ended September 30, 2010	0.02%	286	0.40%	0.01%	0.94%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(d)	There were no waivers or reimbursements during the period.
(e)	For the period from July 28, 2014 to September 30, 2014.
(f)	There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to July 27, 2014.
(g)	Not annualized.
(h)	Annualized.
(i)	Less than $1,000,000.
(j)	Annual class specific transfer agent fees that were incurred upon the initial subscription into RBC Institutional Class 1 were not annualized. Had such expenses been annualized the expense ratio would have been 398.86%.

See notes to financial statements.

49

NOTES TO FINANCIAL STATEMENTS

September 30, 2014

1. Organization

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following three investment portfolios (each a “Fund” and collectively, the “Funds”):

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

The Funds offer five share classes: RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

Each Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Trust’s Board of Trustees (“Board”) believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities and other assets. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the

50

NOTES TO FINANCIAL STATEMENTS

Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

In accordance with Rule 2a-7, the fair values of the securities held in the Funds are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2014 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Prime Money Market	$—	$11,113,333,358(b)(c)	$—	$11,113,333,358
U.S. Government Money Market	—	5,998,409,156(b)(c)	—	5,998,409,156
Tax-Free Money Market	15,000,000(a)	1,300,316,936(b)(c)	—	1,315,316,936

51

NOTES TO FINANCIAL STATEMENTS

(a) Level 1 investments consist of Investment Companies.

(b) The breakdown of the Fund’s investments by security type is disclosed in the Schedules of Portfolio Investments.

(c) The breakdown of the Fund’s investments by state classification or political subdivision is disclosed in the Schedules of Portfolio Investments.

During the year ended September 30, 2014, the Funds recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium and discount using the effective yield method.

When Issued Transactions:

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on the trade date and begin earning interest on the settlement date. As of September 30, 2014, the Funds held no when-issued securities.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated

52

NOTES TO FINANCIAL STATEMENTS

daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on the proportion of relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. distribution in excess of net investment income), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

For the year ended September 30, 2014, reclassifications for permanent differences were as follows:

	Increase	Increase	Decrease
	Undistributed	Accumulated	Accumulated
	Net Investment Income	Realized Gains	Paid-in-Capital
U.S. Government Money Market Fund	$1,277	$(1,277)	$ —
Tax Free Money Market Fund	$ —	$ 270	$(270)

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

3. Agreements and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory Agreement with RBC GAM (US) under which RBC GAM (US) manages the Funds’ assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires the Funds to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets as follows:

Annual Rate
Prime Money Market Fund	0.10%
U.S. Government Money Market Fund	0.10%
Tax-Free Money Market Fund	0.10%

53

NOTES TO FINANCIAL STATEMENTS

RBC Institutional Class 1 of the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund pays the Advisor an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares of a Fund that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM (US) has contractually agreed to waive fees and/or reimburse expenses under an Expense Limitation Agreement in order to maintain the net annual fund operating expenses at 0.20% for RBC Institutional Class 1 of the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund. During the year ended September 30, 2014, there were no fees waived under this agreement.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the Administrative Services Agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the Administrative Services Agreement, RBC GAM (US) does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the advisor, either co-administrator or distributor) an annual retainer of $35,000 ($41,500 effective October 1, 2014). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Security Transactions with Affiliated Funds

During the year ended September 30, 2014, the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund engaged in security purchase and sale transactions with other RBC Funds or investment advisory clients managed by RBC GAM (US). These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 (as amended) and amounted to $19,800,000 and $17,595,000 for Prime Money Market Fund, respectively, $19,975,000 and $81,945,000 for U.S. Government Money Market Fund, respectively, and $116,095,000 and $19,800,000 for Tax-Free Money Market Fund, respectively.

54

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution

The Prime Money Market, U. S. Government Money Market and Tax-Free Money Market Funds have adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and the RBC Select Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class	RBC Reserve Class	RBC Select Class
12b-1 Plan Fee	0.15%	1.00%	0.90%	0.80%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a Shareholder Account and Distribution Services Agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets for certain shareholder account servicing support provided to the Funds. RBC Capital Markets has agreed to waive fees and/or reimburse expenses in order to maintain the net annual fund operating expenses for each class listed below for each Fund to the following amounts:

Fund	Operating Expense Limit
Prime Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.05%
RBC Reserve Class	0.90%
RBC Select Class	0.80%

U.S. Government Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.77%

Tax-Free Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.70%

This Expense Limitation Agreement is in place until January 31, 2016. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, any expenses in excess of the Expense Limitation and repay RBC Capital Markets such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation. At September 30, 2014, the amounts subject to possible recoupment under the expense limitation agreement are $11,715,874, $6,845,906 and $2,245,674 for the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund, respectively.

RBC Capital Markets and/or the Adviser may voluntarily waive and/or reimburse additional fund operating expenses at any time, such as to maintain a minimum yield in a fund. Any such voluntary program may be modified or discontinued at any time without notice.

55

NOTES TO FINANCIAL STATEMENTS

For the year ended September 30, 2014, the following distribution fees were waived:

Fund	Distribution Fees Waived
Prime Money Market Fund
RBC Institutional Class 2	$ 519,878
RBC Investor Class	23,245,763
RBC Reserve Class	52,207,409
RBC Select Class	14,347,142

U.S. Government Money Market Fund
RBC Institutional Class 2	$ 754,065
RBC Investor Class	7,118,413
RBC Reserve Class	19,941,315
RBC Select Class	10,919,405

Tax-Free Money Market Fund
RBC Institutional Class 2	$ 460,056
RBC Investor Class	1,460,823
RBC Reserve Class	5,633,929
RBC Select Class	2,979,941

For the year ended September 30, 2014, shareholder servicing fees were voluntarily waived for the RBC Institutional Class 1 in the amount of $25,145, $610,612 and $0 for the Prime Money Market Fund, U.S. Government Money Market Fund and the Tax-Free Money Market Fund, respectively and the Advisor voluntarily waived fees or reimbursed expenses totaling $2,340,415 for the U.S. Government Money Market Fund, which represented $476,515, $199,198, $278,128, $855,519 and $531,055 for RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class, respectively and $941,741 for the Tax-Free Money Market Fund which represented $3,551, $200,333, $97,841, $399,459 and $240,557 for RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class, respectively.

56

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions for the year were as follows:

	Prime		U.S. Government
	Money Market Fund		Money Market Fund

	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$12,650,090,214	$24,254,555,718	$1,467,650,462	$1,644,488,077
Distributions reinvested	70,358	437,904	104,988	74,159
Cost of shares redeemed	(13,694,762,112)	(24,240,354,230)	(1,525,784,158)	(1,459,469,928)

Change in RBC Institutional Class 1	$(1,044,601,540)	$14,639,392	$(58,028,708)	$185,092,308

RBC Institutional Class 2
Proceeds from shares issued	$674,136,753	$659,464,581	$977,774,010	$1,502,436,908
Distributions reinvested	54,179	62,150	50,658	31,931
Cost of shares redeemed	(811,907,284)	(706,349,708)	(1,176,690,100)	(1,217,837,635)

Change in RBC Institutional Class 2	$(137,716,352)	$(46,822,977)	$(198,865,432)	$284,631,204

RBC Investor Class
Proceeds from shares issued	$996,493,420	$1,389,341,947	$452,272,374	$457,439,447
Distributions reinvested	246,166	279,770	71,844	87,709
Cost of shares redeemed	(1,455,344,868)	(1,547,772,657)	(575,738,715)	(519,303,576)

Change in RBC Investor Class	$(458,605,282)	$(158,150,940)	$(123,394,497)	$(61,776,420)

RBC Reserve Class
Proceeds from shares issued	$2,063,865,998	$2,983,974,804	$1,068,391,963	$1,488,004,532
Distributions reinvested	617,965	598,969	223,600	236,657
Cost of shares redeemed	(2,368,930,778)	(2,224,710,045)	(1,216,454,661)	(1,095,725,655)

Change in RBC Reserve Class	$(304,446,815)	$759,863,728	$(147,839,098)	$392,515,534

RBC Select Class
Proceeds from shares issued	$1,587,310,094	$2,108,833,433	$1,300,401,062	$1,186,033,030
Distributions reinvested	192,531	184,697	137,726	143,790
Cost of shares redeemed	(1,619,638,395)	(1,950,656,976)	(1,259,562,688)	(1,181,920,569)
Change in RBC Select Class	$(32,135,770)	$158,361,154	$40,976,100	$4,256,251

Change in net assets resulting from capital transactions	$(1,977,505,759)	$727,890,357	$(487,151,635)	$804,718,877

57

NOTES TO FINANCIAL STATEMENTS

	Tax-Free
	Money Market Fund

	For the Year	For the Year
	Ended	Ended
	September 30,	September 30,
	2014	2013

CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$5,000	$—
Cost of shares redeemed	—	(25,823,504)

Change in RBC Institutional Class 1	$5,000	$(25,823,504)

RBC Institutional Class 2
Proceeds from shares issued	$720,535,621	$585,687,501
Distributions reinvested	30,690	22,634
Cost of shares redeemed	(784,694,782)	(531,531,589)

Change in RBC Institutional Class 2	$(64,128,471)	$54,178,546

RBC Investor Class
Proceeds from shares issued	$202,928,722	$204,252,145
Distributions reinvested	14,612	16,102
Cost of shares redeemed	(226,023,506)	(213,890,697)

Change in RBC Investor Class	$(23,080,172)	$(9,622,450)

RBC Reserve Class
Proceeds from shares issued	$437,756,662	$551,729,666
Distributions reinvested	62,636	65,607
Cost of shares redeemed	(447,064,830)	(544,177,120)

Change in RBC Reserve Class	$(9,245,532)	$7,618,153

RBC Select Class
Proceeds from shares issued	$430,820,702	$500,116,284
Distributions reinvested	37,256	36,665
Cost of shares redeemed	(387,838,058)	(526,529,704)

Change in RBC Select Class	$43,019,900	$(26,376,755)

Change in net assets resulting from capital transactions	$(53,429,275)	$(26,010)

6. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the year ended September 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

58

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the year ended September 30, 2014 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Net Short Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Prime Money Market Fund	$1,247,495	$ —	$—	$1,247,495	$—	$1,247,495
U.S. Government Money Market Fund	606,716	362	—	607,078	—	607,078
Tax-Free Money Market Fund	1,000	—	—	1,000	144,169	145,169

The tax character of distributions during the year ended September 30, 2013 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Net Short Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Prime Money Market Fund	$2,331,054	$—	$—	$2,331,054	$—	$2,331,054
U.S. Government Money Market Fund	592,994	—	—	592,994	—	592,994
Tax-Free Money Market Fund	2,554	—	—	2,554	138,722	141,276

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of September 30, 2014, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital Loss Carryforwards	Deferred Qualified Late-Year Losses	Unrealized Depreciation	Total Accumulated Earnings/(Losses)
Prime Money Market Fund	$ 1,065	$—	$—	$(2,096)	$(4,059,261)	$—	$—	$(4,060,292)
U.S. Government Money Market Fund	17,539	—	—	(1,146)	—	—	—	16,393
Tax-Free Money Market Fund	—	—	—	—	(16,060)	—	—	(16,060)

As of September 30, 2014, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

	Capital Loss Carryforward	Expires
Prime Money Market Fund	$4,059,261	2017

Tax-Free Money Market Fund	10,264	2019

Capital loss carryforwards utilized in the current year were $13,174 and $26,416 for the Prime Money Market Fund and Tax-Free Money Market Fund, respectively.

As of September 30, 2014, the Tax-Free Money Market Fund had a short-term capital loss carryforward of $5,796 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

59

NOTES TO FINANCIAL STATEMENTS

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds did not have any deferred qualified late-year capital losses for the year ending September 30, 2014.

7. Line of Credit

The Tax-Free Money Market Fund is the sole participant in an uncommitted, unsecured $150,000,000 line of credit with U.S. Bank N.A. (the “Bank”), the Fund’s custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of February 14, 2015. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate –  1⁄2% per annum. There were no loans outstanding pursuant to this line of credit at September 30, 2014. During the year ended September 30, 2014, the Tax-Free Money Market Fund borrowed $25,000,000 at a weighted average rate of 2.75% for a period of one day and incurred interest expense of $1,910.

8. Regulatory Matters

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended 2-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

9. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

60

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of RBC Funds Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Prime Money Market Fund, U.S Government Money Market Fund and Tax-Free Money Market Fund (collectively the “Funds”), three of the portfolios constituting the RBC Funds Trust (the “Trust”), as of September 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the Funds’ custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of RBC Funds Trust referred to above, as of September 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

November 26, 2014

61

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the fiscal year ended September 30, 2014, the Tax-Free Money Market Fund declared tax-exempt distributions of $144,169.

The Funds report a portion of the income dividends distributed during the fiscal year ended September 30, 2014, as U.S. Government Income as follows:

Prime Money Market Fund	1.09%
U.S. Government Money Market Fund	44.82%

U.S. Government Income represents the amount of interest that was derived from direct U.S. Government obligations. Generally, such interest is exempt from state income tax. However, for residents of California, New York and Connecticut the statutory threshold requirements were not satisfied. Due to the diversity in state and local tax law, it is recommended you consult a tax adviser as to the applicability of the information provided for your specific situation.

The Funds report a portion of the income dividends distributed during the fiscal year ended September 30, 2014, as Qualified Interest Income as defined in the Internal Revenue Code as follows:

Prime Money Market Fund	80.53%
U.S. Government Money Market Fund	100.00%
Tax-Free Money Market Fund	67.80%

The Funds report a portion of the income dividends distributed during the fiscal year ended September 30, 2014, as Qualified Short-Term Gain as defined in the Internal Revenue Code as follows:

U.S. Government Money Market Fund	100.00%

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

62

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

T. Geron Bell (73)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Chairman of the Executive Board of the Minnesota Twins (2011 to present); prior thereto President of Twins Sports, Inc. (parent company of the Minnesota Twins) (2002-2011); President of the Minnesota Twins Baseball Club Incorporated (1987-2002)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Lucy Hancock Bode (63)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Healthcare consultant (self-employed) (1986 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: BioSignia; Franklin Street Partners

Leslie H. Garner Jr. (64)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and CEO, The Greater Cedar Rapids Community Foundation (2010 to present); previously, President, Cornell College (1994 to 2010)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Ronald James (63)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Best Buy Co. Inc.; Bremer Financial Corporation

John A. MacDonald (65)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Vice President and Treasurer, Hall Family Foundation (1988 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

H. David Rybolt (72)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Consultant, HDR Associates (management consulting) (1985 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

63

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

James R. Seward (62)

Position, Term of Office and Length of Time Served with the Trust: Chairman of the Board and Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Private investor (2000 to present); CFA (1987 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Sooner Holdings (formerly Syntroleum Corporation); Brookdale Senior Living Inc.

William B. Taylor (69)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2005

Principal Occupation(s) During Past 5 Years: Consultant (2003 to present); previously Partner, Ernst & Young LLP (1982 to 2003)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: William Henry Insurance, LLC; Balance Innovations LLC; Kansas City Symphony

Interested Trustees(1)(2)(3)

Kathleen A. Gorman (50)(5)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC

Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Executive Officers(1)(3)(4)

Kathleen A. Gorman (50)

Position, Term of Office and Length of Time Served with the Trust: President and Chief Executive Officer since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC Funds (2012 to present) Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

64

MANAGEMENT (Unaudited)

Executive Officers(1)(3)(4)

Kathleen A. Hegna (47)

Position, Term of Office and Length of Time Served with the Trust: Chief Financial Officer and Principal Accounting Officer since May 2009 and Treasurer since March 2014

Principal Occupation(s) During Past 5 Years: Associate Vice President and Director, Mutual Fund Accounting and Administration, RBC Global Asset Management (U.S.) Inc. (2009 to present); Senior Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Christina M. Moore (46)

Position, Term of Office and Length of Time Served with the Trust: Chief Compliance Officer since December 2012 and Assistant Secretary since March 2013

Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, RBC Funds (2012 to present); Senior Compliance Officer, RBC Funds (March 2012 to December 2012); Compliance Manager, Minnesota Life Insurance Company (2006 to 2012)

Lee Thoresen (43)

Position, Term of Office and Length of Time Served with the Trust: Chief Legal Officer and Secretary since March 2008

Principal Occupation(s) During Past 5 Years: Senior Associate General Counsel, RBC Capital Markets, LLC (2006-present)

(1)	Except as otherwise noted, the address of each Trustee/Officer is RBC Funds Trust, 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402.
(2)	All Trustees must retire on or before December 31 of the year in which they reach age 75. The Board may temporarily waive this requirement when necessary to avoid depriving the Board of a Trustee with critical skills.
(3)	On December 31, 2009, Voyageur Asset Management Inc. changed its name to RBC Global Asset Management (U.S.) Inc. Any references to RBC Global Asset Management (U.S.) Inc. for prior periods are deemed to be references to the prior entity.
(4)	Each officer serves in such capacity for an indefinite period of time until his or her removal, resignation or retirement.
(5)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

The Funds’ Statement of Additional Information includes information about the Funds’ Trustees. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-422-2766.

65

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	4/1/14	9/30/14	4/1/14-9/30/14	4/1/14-9/30/14
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,000.10	$0.85	0.17%
RBC Institutional Class 2	1,000.00	1,000.10	0.85	0.17%
RBC Investor Class	1,000.00	1,000.10	0.85	0.17%
RBC Reserve Class	1,000.00	1,000.10	0.85	0.17%
RBC Select Class	1,000.00	1,000.10	0.85	0.17%

U.S. Government
Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.10	0.45	0.09%
RBC Institutional Class 2	1,000.00	1,000.10	0.45	0.09%
RBC Investor Class	1,000.00	1,000.10	0.45	0.09%
RBC Reserve Class	1,000.00	1,000.10	0.45	0.09%
RBC Select Class	1,000.00	1,000.10	0.45	0.09%

Tax-Free Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.00	0.45	0.09%
RBC Institutional Class 2	1,000.00	1,000.10	0.40	0.08%
RBC Investor Class	1,000.00	1,000.10	0.35	0.07%
RBC Reserve Class	1,000.00	1,000.10	0.35	0.07%
RBC Select Class	1,000.00	1,000.10	0.35	0.07%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one-half year period).

66

SUPPLEMENTAL INFORMATION (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	4/1/14	9/30/14	4/1/14-9/30/14	4/1/14-9/30/14
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,024.22	$0.86	0.17%
RBC Institutional Class 2	1,000.00	1,024.22	0.86	0.17%
RBC Investor Class	1,000.00	1,024.22	0.86	0.17%
RBC Reserve Class	1,000.00	1,024.22	0.86	0.17%
RBC Select Class	1,000.00	1,024.22	0.86	0.17%

U.S. Government
Money Market Fund
RBC Institutional Class 1	1,000.00	1,024.62	0.46	0.09%
RBC Institutional Class 2	1,000.00	1,024.62	0.46	0.09%
RBC Investor Class	1,000.00	1,024.62	0.46	0.09%
RBC Reserve Class	1,000.00	1,024.62	0.46	0.09%
RBC Select Class	1,000.00	1,024.62	0.46	0.09%

Tax-Free Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.00	0.45	0.09%
RBC Institutional Class 2	1,000.00	1,024.67	0.41	0.08%
RBC Investor Class	1,000.00	1,024.72	0.36	0.07%
RBC Reserve Class	1,000.00	1,024.72	0.36	0.07%
RBC Select Class	1,000.00	1,024.72	0.36	0.07%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one-half year period).

67

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreements

In September 2014, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements (“Agreements”) with the Advisor for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the advisory services performed by the Advisor, the staffing and qualifications of the personnel responsible for operating and managing the Funds, and the Funds’ performance and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a meeting held specifically to consider the proposed renewals. In connection with their deliberations, the independent Trustees were advised by their own independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss the information and the Advisor’s ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor, including information as to each Fund’s performance.

The Trustees reviewed the Funds’ performance data and noted that, although the low interest rate environment had made it difficult for money market funds in general, the Funds are performing competitively. The Trustees also noted that the Funds generally are more conservative than competitors in their approach to liquidity and preservation of capital. The Trustees were satisfied with the quality and capabilities of the money market fund portfolio management and analyst team and with the overall investment performance of the Funds.

The Trustees reviewed the investment advisory fees payable to the Advisor and reviewed comparative fee and expense information for similarly situated funds. The Trustees considered comparative data from Lipper most relevant for institutional classes of the Funds, and supplemental data from Crane Data most relevant for retail classes of the Funds, as it included information on other cash sweep options available to brokerage clients. The Trustees evaluated profitability data for the Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including the Advisor’s role as co-administrator of the Funds and the fees paid by the Funds for such services. The Trustees also considered the voluntary and contractual agreements by the Advisor and its affiliates to subsidize fund expenses at competitive levels through expense limitation agreements and viewed such commitments favorably.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to the Advisor were reasonable and fair in light of the nature and quality of services provided under all of the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interests of the Funds and their shareholders for the Trustees to approve the continuation of the Agreements as well as the expense limitation arrangements for the Funds. In arriving at their collective decision to approve the renewal of the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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72

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2014.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM AR 09-14

	RBC Funds

About Your Annual Report	This annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Letter from the Chief Investment Officer	1
	Portfolio Managers	3
	Performance Summary	6
	Management Discussion and Analysis
	- RBC BlueBay Emerging Market Select Bond Fund	8
	- RBC BlueBay Emerging Market Corporate Bond Fund	10
	- RBC BlueBay Global High Yield Bond Fund	12
	- RBC BlueBay Global Convertible Bond Fund	14
	- RBC BlueBay Absolute Return Fund	16
	Schedule of Portfolio Investments	18
	Financial Statements
	- Statements of Assets and Liabilities	61
	- Statements of Operations	63
	- Statements of Changes in Net Assets	64
	Financial Highlights	69
	Notes to Financial Statements	79
	Report of Independent Registered Public Accounting Firm	106
	Other Federal Income Tax Information	107
	Management	108
	Share Class Information	111
	Supplemental Information	112
	Approval of Investment Advisory and Sub-Advisory Agreements	114

LETTER FROM THE CHIEF INVESTMENT OFFICER

It has been another largely positive year for risk assets, albeit interspersed with usual episodes of volatility, and the RBC BlueBay Funds produced positive absolute returns over the year ending September 30, 2014. Our ongoing commitment to preserving investor capital meant that in times of market adversity we adopted a more cautious strategy across the RBC BlueBay Funds. As such we focused on defensively-oriented sectors such as telecommunications and utilities, which are more able to withstand exogenous shocks and are less sensitive to fluctuations in the macroeconomic environment. While bond markets overall have been strong, the likelihood of rising rates in the US led us to be cautious on duration – particularly during the first half of 2014. Consequently, we looked to preserve capital through an underweight duration stance within some of the RBC BlueBay Funds over the year. Duration measures the sensitivity of a security’s price to changes in interest rates.

The end of 2013 was dominated by events in the US as the threat of a technical default was postponed until early 2014, while the debt ceiling was temporarily raised. However, this had a limited impact on the performance of risk assets and the market had an initially positive reaction to the US Federal Reserve’s (Fed) announcement of the tapering of its asset purchase program during December.

Nevertheless, the start of the new year saw increased volatility and the performance of risk assets was hampered by a number of issues. These included concerns over Fed tapering, disappointing data in the US and China and fears surrounding events in emerging markets such as market volatility in Turkey, macro instability in Argentina and political instability in Ukraine. However, there was increasing evidence that the US data was weather related, while emerging markets recovered as investors reacted more positively to monetary and fiscal adjustments in the Fragile Five. Geopolitical newsflow was dominated by the escalating events in Ukraine, with Russia annexing the Crimean region, although risks assets appeared relatively well insulated.

The Fed continued with its tapering program over the summer months on the back of strong data releases. The US consumer appeared to be remarkably resilient as unemployment continued to fall and lower mortgage rates and oil prices buoyed spending. Fed Chair Janet Yellen’s continued dovish tone helped calm worries over potential inflationary pressures, and she repeated her commitment to a sustained period of low rates following the completion of the quantitative easing program. However, Europe told a different story and the tepid recovery sparked expectations of a boost to growth by European Central Bank (ECB) president, Mario Draghi. This was announced at the June meeting and the package of measures aimed at stimulating the economy and averting deflation included cutting interest rates and reducing the ECB deposit rate to below zero. In addition, a new targeted longer-term refinancing operation package was announced and ECB president Mario Draghi left the door open for full quantitative-easing-style purchases at a later date. In China, the economy continued to strengthen in response to the stimulus measures introduced earlier in the year and showed the highest Purchasing Managers Index (PMI) reading all year in June. The People’s Bank of China acted to boost liquidity when required and the third-quarter Gross Domestic Product (“GDP”) growth announcement reassured investors that China is on course to meet its 7.2% target for the year.

1

LETTER FROM THE CHIEF INVESTMENT OFFICER

However, the resurgence of geopolitical risks and the weakness of the core continental European economies began to cause concern. With the US program of quantitative easing to end in October, and no firm date for the launch of a European asset purchase program, the possibility of a liquidity vacuum was especially detrimental for equity market performance. Emerging markets were also weighed down by US dollar strength, which led to broad-based FX weakness, both in G10 and emerging market currencies.

Looking ahead, we maintain our view that growth in the US will continue to show positive signs over the near term. The US is a large and relatively closed economy driven by strong internal demand. Recent upward growth revisions underline that the US economy has the ability to expand when other regions are experiencing significant uncertainty, most notably in Europe. Downward inflationary pressures, driven by weaker commodity prices and a strong US dollar, provide a logical context for the Federal Open Market Committee members to keep rates lower for longer. Therefore we have a somewhat more constructive view on the overall rates outlook in the US.

Within emerging markets we believe differentiation is becoming increasingly apparent and periods of volatility will provide opportunities to take advantage of mispricings. Countries most likely to benefit from the current economic backdrop are those with exposure to US growth, commodity importers, and those with more orthodox central banks and well anchored inflation expectations. In our view a more benign US rates outlook should prove supportive for fixed income spread products generally.

As we move towards the end of 2014, we continue to maintain our focus on strong absolute and risk-adjusted returns with an underlying emphasis on capital preservation. Thank you for your continued confidence and trust in the RBC BlueBay Funds.

Sincerely,

David Dowsett and Raphael Robelin,

Co-Chief Investment Officers

BlueBay Asset Management LLP

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible.

The RBC BlueBay Mutual Funds are distributed by Quasar Distributors, LLC, an affiliate of U.S. Bancorp Fund Services, LLC.

2

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor and BlueBay Asset Management LLP (“BlueBay”) serves as an investment sub-advisor to each of the RBC BlueBay Funds and BlueBay Asset Management USA LLC (“BlueBay US”) serves as an investment sub-advisor (effective November 27, 2013) for the RBC BlueBay Global High Yield Bond Fund and the RBC BlueBay Absolute Return Fund. The sub-advisors are responsible for the overall management of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.

David Dowsett

Partner, Co-Chief Investment Officer & Co-Head of Emerging Market

Debt

David Dowsett is Co-Chief Investment Officer of BlueBay and Co-Head of the Emerging Market Debt team at the firm and is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund. David joined BlueBay in April 2002. Previously he spent seven years at Deutsche Asset Management (formerly Morgan Grenfell Asset Management) where he was a Board Director with responsibility for emerging markets and a member of the Investment Policy Committee for all fixed income. David has a BA (Hons) degree in Politics and Economics from Durham University.

Nick Shearn

Portfolio Manager

Nick Shearn is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund. Nick joined BlueBay in June 2011 from The Royal Bank of Scotland, where he was Head of Local Markets Rates Trading for the CEEMEA region. Prior to this he spent ten years at Deutsche Bank in Johannesburg (1998-2002) and London (2002-2008) trading local markets products. Before trading emerging markets products, Nick focused on the Eurobond markets and was Head of Liquid Credit Trading at JP Morgan before joining DKB International as Head of Trading in 1995. He has a BSc Econ (Hons) from Queen Mary College, London University.

Polina Kurdyavko

Partner, Senior Portfolio Manager

Polina Kurdyavko is Head of the Emerging Market Corporate Debt team at BlueBay and the lead portfolio manager for the BlueBay long only and alternative emerging market corporate bond portfolios, including the RBC BlueBay Emerging Market Corporate Bond Fund. Polina joined BlueBay in July 2005 from UBS where she worked as a Credit Analyst in EMEA corporate research. Her role involved secondary coverage of CEEMEA issuers and research support for primary issuance of select corporates. Prior to this, Polina was with Alliance Capital where she started as an emerging markets equity analyst and then moved on to pioneer emerging markets quantitative research at Alliance. Polina holds an MSc (Hons) in Finance from the People’s Friendship University of Russia, Moscow and is a CFA charterholder.

3

PORTFOLIO MANAGERS

Adam Borneleit

Portfolio Manager

Adam Borneleit is responsible for portfolio management of the RBC BlueBay Emerging Market Corporate Bond Fund. Adam joined BlueBay in June 2008 from Pacific Investment Management Company (PIMCO) where he worked from 2000. He was part of the Emerging Markets Portfolio Management team with a focus on corporate bonds. Prior to that, he was a Credit Analyst in SunAmerica’s high-yield bond group, a Manager at PriceWaterhouse Moscow’s corporate finance group in Russia, and an Analyst in Prudential’s private-placement group. Adam holds bachelor’s degrees in both economics and French from the University of Pennsylvania’s Wharton School and College of Arts and Sciences, and an MBA from Stanford University’s Graduate School of Business.

Anthony Robertson

Partner, Head of Global Leveraged Finance Group

Senior Portfolio Manager

Anthony Robertson is responsible for portfolio management of the RBC BlueBay Global High Yield Bond Fund. Anthony joined BlueBay in August 2004 from Putnam Investments (formerly New Flag Asset Management) where he was a Senior Portfolio Manager responsible for European high yield portfolios. Prior to Putnam, Anthony held similar roles at Standard Asset Management, London & Capital Asset Management, and the West Merchant Bank (West LB). Anthony received his Bachelor of Commerce (Honours) from the University of Natal.

Peter Higgins

Partner, Global Head of Leveraged Finance Long Only Strategies

Senior Portfolio Manager

Peter Higgins is responsible for portfolio management of the RBC BlueBay Global High Yield Bond Fund. Peter joined BlueBay in January 2008 as a Portfolio Manager with the High Yield team. Previously, he was Director of proprietary trading at Deutsche Bank within the Principal Strategies Group. Peter also spent four years at Goldman Sachs where he was a Desk Analyst in high yield trading. Prior to this, he was at Credit Suisse in high yield capital markets after beginning his career as an investment banker with Prudential Securities. Peter holds a BA from Columbia University.

Michael Reed

Senior Portfolio Manager

Michael Reed is responsible for portfolio management of the RBC BlueBay Global Convertible Bond Fund. Michael joined BlueBay in October 2007 from Pendragon, where, as a Partner, he ran the company’s convertible arbitrage strategies. Prior to that, he was a Managing Director of Salomon Brothers, responsible for international convertible bond trading between 1994 and 2002. Michael joined the Japanese Warrant Arbitrage desk at Salomon in 1989 and spent two years trading Japanese Warrant Arbitrage in Tokyo. Michael holds a Bachelor of Engineering from Southampton University.

4

PORTFOLIO MANAGERS

Mark Dowding

Partner, Co-Head Investment Grade

Senior Portfolio Manager

Mark Dowding Co-Heads the investment grade team at BlueBay, is a member of the asset allocation committee and is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. Mark joined BlueBay in August 2010 from Deutsche Asset Management, where he was Head of Fixed Income in Europe. Prior to this, Mark was Head of Fixed Income in Europe for Invesco, where he managed a range of global fixed income portfolios for retail and institutional clients. Mark started his career as a Fixed Income Portfolio Manager at Morgan Grenfell in 1993 and holds a BA Hons in Economics from the University of Warwick.

Raphael Robelin

Partner, Co-Chief Investment Officer & Co-Head of Investment Grade

Debt

Raphael Robelin is Co-Chief Investment Officer of BlueBay, Co-Head of Investment Grade Debt at the firm and is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. He joined BlueBay in August 2003 from Invesco where he was Portfolio Manager for Investment Grade Funds. Prior to that, he was a Portfolio Manager with BNP Group and Saudi International Bank. Raphael holds a degree in Engineering (IT) and Applied Mathematics from EFREI as well as a Masters in Management and International Finance from La Sorbonne, Paris.

Geraud Charpin

Portfolio Manager

Geraud Charpin is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. Geraud has been working in credit markets since 1994 and joined BlueBay in August 2008 from UBS where he was Head of European Credit Strategy. Prior to that, he was a credit strategist with BNP Paribas and a credit analyst with Dresdner Kleinwort Benson and Natwest Markets. Geraud holds a degree in Engineering from ICPI Lyon, France as well as a Master of Finance from ESSEC International Management School, Paris.

Andrzej Skiba

Partner, Senior Portfolio Manager

Andrzej Skiba is responsible for BlueBay’s U.S.-based analyst and execution team and is a portfolio manager for the RBC BlueBay Absolute Return Fund. Andrzej joined BlueBay in February 2005 from Goldman Sachs where he worked as a Credit Analyst covering European investment grade Telecom, Media and Utility sectors. He spent his first four years at BlueBay as a credit analyst covering the TMT, Utilities and Retail sectors for the Investment Grade team. In 2009, he moved into a Portfolio Manager position, focusing on benchmarked portfolios. Andrzej has a BSc (Honors) in Management and International Business Economics from UMIST and is a CFA Charterholder.

5

PERFORMANCE SUMMARY

Average Annual Total Returns as of September 30, 2014

	1 Year	Since Inception(a)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
RBC BlueBay Emerging Market Select Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	N/A	(1.89)%
- At Net Asset Value	N/A	2.51%	1.25%(3)	53.32%(3)

Class I
- At Net Asset Value	2.32%	3.02%	1.00%	1.05%

50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index(b)	5.21%	4.83%

RBC BlueBay Emerging Market Corporate Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	N/A	1.78%
- At Net Asset Value	N/A	6.27%	1.40%(3)	53.53%(3)

Class I
- At Net Asset Value	8.02%	6.55%	1.15%	1.78%

JPMorgan CEMBI Diversified(b)	9.07%	7.98%

RBC BlueBay Global High Yield Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	N/A	(0.04)%
- At Net Asset Value	N/A	4.38%	1.20%(3)	25.84%(3)

Class I
- At Net Asset Value	7.36%	9.16%	0.95%	1.30%

BofA Merrill Lynch Global High Yield Constrained Index USD hedged(b)	7.64%	11.42%

RBC BlueBay Global Convertible Bond Fund
Class I
- At Net Asset Value	5.75%	10.05%	1.00%	1.60%

Thomson Reuters Convertible Global Focus USD Hedged Index(b)	5.77%	9.65%

RBC BlueBay Absolute Return Fund
Class A
- Including Maximum Sales Charge of 4.25%	N/A	(1.79)%
- At Net Asset Value	N/A	2.61%	1.20%(3)	1.35%(3)

Class C
- At Net Asset Value	N/A	(1.16)%	1.95%(3)	1.96%(3)

Class I
- At Net Asset Value	4.12%	3.51%	0.95%	0.98%

3-Month USD London Interbank Offering Rate (LIBOR) Index(b)	0.24%	0.26%

6

PERFORMANCE SUMMARY

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect actual expenses from November 27, 2013 (commencement of operations) to September 30, 2014 for Class A shares, from June 24, 2014 (commencement of operations) to September 30, 2014 for Class C shares and the most recent year end (September 30, 2014) for all funds for Class I shares.

(2) The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2016.

(3) Annualized.

(a) The inception date (commencement of operations) for Class A shares is November 27, 2013 and November 30, 2011 for Class I shares for each Fund except Absolute Return Fund, which is June 24, 2014 for Class C shares and November 30, 2012 for Class I shares . The total returns for Class A and C shares are not annualized.

(b) Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

JPMorgan Emerging Markets Bond Index (“EMBI”) Global Diversified tracks total returns for US Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

JPMorgan Government Bond Index - Emerging Markets (“GBI-EM”) Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

The J.P. Morgan Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

The BofA Merrill Lynch Global High Yield Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating.

The Thomson Reuters Convertible Global Focus USD Hedged Index measures the performance of the liquid global convertible market. This index was formerly known as the UBS Global Focus Convertible Index.

The 3-Month USD London Interbank Offering Rate (LIBOR) Index is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

7

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Emerging Market Select Bond Fund
Investment Objective

Invests predominantly in fixed income securities issued by emerging market countries or issuers based in such countries. The Fund seeks to generate excess returns via superior country and issue selection through an in-depth country and security selections process focusing on value in external credit spreads, local currencies and local interest rates. Particular emphasis is given to avoiding deteriorating credits and one-off currency devaluations.

Performance

For the year ended September 30, 2014, the Fund had an annualized total return of 2.32% (Class I). That compares to a total return of 5.21% for the Fund’s primary benchmark consisting of 50% JP Morgan Emerging Markets Bond Index Global Diversified and 50% JP Morgan Government Bond Index – Emerging Markets Broad Diversified Index.

Factors That Made Positive Contributions

•   The Fund’s broadly underweight EMFX stance towards the end of the year was a positive contributor to the Fund’s performance relative to the benchmark.

•   An overweight exposure to Central and Eastern European assets, particularly Hungarian hard currency sovereign credit, also made a positive contribution to the Fund’s relative return.

•   A broadly overweight exposure to Mexican hard currency assets also made a positive contribution.

Factors That Detracted From Relative Returns

•   The Fund’s underweight duration stance for the bulk of the year detracted from its performance relative to the benchmark.

•   Asset allocation, specifically a preference for local currency debt relative to hard currency debt, for the majority of the year also detracted from relative returns.

8

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Emerging Market Select Bond Fund
Current income and capital appreciation.				Investment Objective
50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index				Benchmark

				Asset Allocation (as of 9/30/14) (% of fund’s investments) & Top Five Industries (as of 9/30/14) (% of fund’s net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	5.05%	Bulgaria Government International Bond, 2.95%, 9/3/24	1.94%	Top Ten Holdings (as of 9/30/14) (% of fund’s net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	3.85%	Petroleos Mexicanos, 4.88%, 1/18/24	1.74%
Colombian TES, 10.00%, 7/24/24	3.04%	Croatia Government International Bond, 6.00%, 1/26/24	1.71%
Hungary Government International Bond, 5.75%, 11/22/23	2.41%	Morocco Government International Bond, 3.50%, 6/19/24	1.53%
Croatia Government International Bond, 3.88%, 5/30/22	1.99%	Colombian TES, 7.00%, 9/11/19	1.45%
A listing of all portfolio holdings can be found beginning on page 18.

				Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to September 30, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

9

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Emerging Market Corporate Bond Fund
Investment Objective

Invests predominantly in fixed income securities issued by companies and financial institutions based in emerging markets. The Fund seeks to generate excess returns via superior country, sector and security selection based upon high-quality, proprietary research. The portfolio duration is controlled within a narrow band relative to the benchmark.

Performance

For the year ended September 30, 2014, the Fund had an annualized total return of 8.02% (Class I). That compares to a total return of 9.07% for the JP Morgan Corporate Emerging Market Bond Index (CEMBI) Diversified, the Fund’s primary benchmark.

Factors That Made Positive Contributions

•   A zero position in Ukraine and security selection in India both contributed positively to the Fund’s performance relative to the benchmark.

•   An overweight in the utilities and infrastructure sectors also positively impacted the Fund’s relative performance.

Factors That Detracted From Relative Returns

•   Factors that negatively impacted the Fund’s relative performance included security selection within the real estate sector and an overweight in the oil and gas industry.

•   An overweight in Latin America and an underweight in Europe also detracted from the Fund’s relative returns.

10

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Emerging Market Corporate Bond Fund
Current income and capital appreciation.				Investment Objective
JPMorgan CEMBI Diversified Index				Benchmark

				Asset Allocation (as of 9/30/14) (% of fund’s investments) & Top Five Industries (as of 9/30/14) (% of fund’s net assets)
DP World Ltd., 6.85%, 7/2/37	2.72%	Odebrecht Finance Ltd., 7.13%, 6/26/42	1.42%	Top Ten Holdings (as of 9/30/14) (% of fund’s net assets)
Israel Electric Corp. Ltd., 6.88%, 6/21/23	2.02%	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	1.41%
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	1.85%	Petrobras Global Finance BV, 6.25%, 3/17/24	1.30%
Hutchison Whampoa International 12 Ltd., 6.00%, 5/7/17	1.80%	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	1.29%
MCE Finance Ltd., 5.00%, 2/15/21	1.70%	BBVA Bancomer SA/Texas, 6.75%, 9/30/22	1.23%
A listing of all portfolio holdings can be found beginning on page 29.

				Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to September 30, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

11

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Global High Yield Bond Fund
Investment Objective

Invests predominantly in fixed income securities issued by sub-investment grade companies globally with at least 50% in U.S.-domiciled entities. The Fund seeks to generate excess returns via superior sector and security selection based upon high-quality, proprietary research. Portfolio duration is controlled with a narrow band relative to the benchmark.

Performance

For the year ended September 30, 2014, the Fund had an annualized total return of 7.36% (Class I). That compares to a total return of 7.64% for the BofA Merrill Lynch Global High Yield Constrained Index, the Fund’s primary benchmark.

Factors That Made Positive Contributions

•   Overweight exposure to the defensive sectors of telecommunications, healthcare and media made a positive contribution to the Fund’s performance as compared to the benchmark index.

•   The Fund’s exposure to North America and Europe was also a positive factor.

•   Within foreign currencies, robust performance was generated by sterling and euro-denominated bonds.

Factors That Detracted From Relative Returns

•   Overweight exposure to the consumer cyclical sector detracted from the Fund’s relative returns.

•   An overweight stance in the utility sector was also a negative factor.

•   Currency hedging also had a negative impact on the Fund’s relative performance.

12

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Global High Yield Bond Fund
Current income and capital appreciation.				Investment Objective
BofA Merrill Lynch Global High Yield Constrained Index				Benchmark

				Asset Allocation (as of 9/30/14) (% of fund’s investments) & Top Five Industries (as of 9/30/14) (% of fund’s net assets)
Dunkin Brands Group, Inc. Term Loan B, 3.25%, 2/7/21	1.96%	Intelsat Jackson Holdings SA, 6.63%, 12/15/22	1.37%	Top Ten Holdings (as of 9/30/14) (% of fund’s net assets)
HCA, Inc., 5.88%, 5/1/23	1.65%	AMC Entertainment, Inc., 5.88%, 2/15/22	1.37%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23	1.54%	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24	1.36%
Envision Healthcare Corp., 5.13%, 7/1/22	1.51%	Digicel Ltd., 7.00%, 2/15/20	1.34%
Geo Group, Inc. (The), 5.13%, 4/1/23	1.45%	Epicor Software Corp., 8.63%, 5/1/19	1.28%
A listing of all portfolio holdings can be found beginning on page 36.

				Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to September 30, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

13

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Global Convertible Bond Fund
Investment Objective

Invests predominantly in convertible securities on a global basis. The Fund seeks to generate excess returns via superior credit and issue selection based on high-quality, proprietary research. Portfolio equity, credit and duration exposure is controlled within bands relative to the benchmark.

Performance

For the year ended September 30, 2014, the Fund had an annualized total return of 5.75%. That compares to a total return of 5.77% for the Thomson Reuters Convertible Global Focus USD Hedged Index, the Fund’s primary benchmark.

Factors That Contributed To Fund Returns

•   The Fund’s exposure to the electronics, banking and finance, and steels and metals sectors was the largest positive contributor to the Fund’s performance.

•   Positioning in Asia (excluding Japan), North America and Europe also contributed positively to the Fund’s relative performance.

Factors That Detracted From Relative Returns	• The Fund’s biggest detractor from returns by sector was the oil and gas exposure. • Positioning in Japan detracted from Fund returns while all other regions contributed positively.

14

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Global Convertible Bond Fund
Current income and capital appreciation.				Investment Objective
Thomson Reuters Convertible Global Focus USD Hedged Index				Benchmark

				Asset Allocation (as of 9/30/14) (% of fund’s investments) & Top Five Industries (as of 9/30/14) (% of fund’s net assets)
Yahoo!, Inc., 0.11%, 12/1/18	2.28%	International Consolidated Airlines Group SA, 1.75%, 5/31/18	1.54%	Top Ten Holdings (as of 9/30/14) (% of fund’s net assets)
SanDisk Corp., 0.50%, 10/15/20	2.26%	Priceline Group, Inc. (The), 0.90%, 9/15/21	1.50%
Steinhoff Finance Holding GmbH, 4.00%, 1/30/21	2.16%	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	1.45%
DP World Ltd., 1.75%, 6/19/24	2.01%	Billion Express Investments Ltd., 0.75%, 10/18/15	1.45%
Unibail-Rodamco SE, 0.00%, 7/1/21	1.79%
Qihoo 360 Technology Co. Ltd., 1.75%, 8/15/21	1.66%

A listing of all portfolio holdings can be found beginning on page 43.

				Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to September 30, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

15

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Absolute Return Fund
Investment Objective

Invests predominantly in a portfolio of fixed income securities and/or investments that provide exposure to fixed income securities that are investment grade (medium and high quality), and are considered by the Fund to have the potential to achieve a positive total return.

Performance

For the year ended September 30, 2014, the Fund had an annualized total return of 4.12% (Class I). That compares to a total return of 0.24% for the 3-month USD LIBOR index, the Fund’s primary benchmark.

Factors That Made Positive Contributions

•   Overweight credit beta (market risk) in both corporate and sovereign debt contributed positively to the Fund’s relative returns.

•   Exposure to the periphery during the final quarter of 2013 and the first quarter of 2014 also made a positive contribution to the Fund’s performance.

•   Long exposure to sovereign markets generally contributed favorably to the Fund’s performance.

Factors That Detracted From Relative Returns

•   Short duration positioning was the key drag on performance, particularly during 2014.

•   At an issuer level, exposure to Banco Espirito Santo created some losses during a portion of the year, despite generating positive performance earlier in the year.

16

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Absolute Return Fund
Current income and capital appreciation.				Investment Objective
3-Month USD London Interbank Offering Rate (LIBOR) Index				Benchmark

				Asset Allocation (as of 9/30/14) (% of fund’s investments) & Top Five Industries (as of 9/30/14) (% of fund’s net assets)
Romanian Government International Bond, 4.63%, 9/18/20	1.96%	Portugal Obrigacoes do Tesouro OT, 5.65%, 2/15/24	1.36%	Top Ten Holdings (as of 9/30/14) (% of fund’s net assets)
Spain Government Bond, 3.80%, 4/30/24	1.67%	Hungary Government International Bond, 6.00%, 1/11/19	1.23%
Slovenia Government Bond, 5.13%, 3/30/26	1.55%	BNP Paribas Fortis SA, 4.63%, 10/29/49	1.15%
Iceland Government International Bond, 5.88%, 5/11/22	1.48%	Portugal Obrigacoes do Tesouro OT, 3.88%, 02/15/30	1.13%
Hungary Government International Bond, 5.75%, 6/11/18	1.44%	Origin Energy Finance Ltd., 4.00%, 09/16/74	1.01%

A listing of all portfolio holdings can be found beginning on page 50.

				Growth of $10,000 Initial Investment Since Inception (11/30/12)

The graph reflects an initial investment of $10,000 over the period from November 30, 2012 to September 30, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

September 30, 2014

Principal Amount		Value
Corporate Bonds — 10.79%
Brazil — 1.85%
$ 655,000	Petrobras Global Finance BV, 4.38%, 5/20/23	$616,355
1,407,000	Petrobras Global Finance BV, 4.88%, 3/17/20	1,425,728
1,904,000	Petrobras International Finance Co., 6.75%, 1/27/41	1,958,937

		4,001,020

Ecuador — 1.18%
2,600,000	EP PetroEcuador Via Noble Sovereign Funding I Ltd., 5.86%, 9/24/19(a)	2,554,500

Hungary — 0.28%
600,000	Magyar Export-Import Bank Zrt, 4.00%, 1/30/20	594,300

Indonesia — 1.15%
595,000	Pertamina Persero PT, 4.30%, 5/20/23	564,380
440,000	Pertamina Persero PT, 4.88%, 5/3/22	440,440
450,000	Pertamina Persero PT, 6.00%, 5/3/42	427,950
1,030,000	Pertamina Persero PT, 6.45%, 5/30/44	1,047,819

		2,480,589

Mexico — 3.49%
912,000	Petroleos Mexicanos, 4.88%, 1/24/22	963,915
3,575,000	Petroleos Mexicanos, 4.88%, 1/18/24	3,755,613
910,000	Petroleos Mexicanos, 5.50%, 1/21/21	999,422
1,782,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,821,204

		7,540,154

Morocco — 0.10%
200,000	OCP SA, 5.63%, 4/25/24	208,250

Venezuela — 2.74%
1,605,000	Petroleos de Venezuela SA, 6.00%, 5/16/24	836,205
5,740,916	Petroleos de Venezuela SA, 6.00%, 11/15/26	2,961,739
3,098,365	Petroleos de Venezuela SA, 9.00%, 11/17/21	2,130,436

		5,928,380

Total Corporate Bonds		23,307,193

(Cost $24,978,040)

Foreign Government Bonds — 71.64%
Bahrain — 0.31%
675,000	Bahrain Government International Bond, 6.00%, 9/19/44	679,451

Brazil — 12.06%
27,990,000(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	10,907,677

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2014

Principal Amount			Value
22,692,000(b	)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	$8,325,863
500,000(b	)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	184,689
2,525,000(b	)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	917,308
$2,415,000		Brazilian Government International Bond, 2.63%, 1/5/23	2,193,210
2,235,000		Brazilian Government International Bond, 4.25%, 1/7/25	2,212,650
1,390,000		Brazilian Government International Bond, 5.00%, 1/27/45	1,306,600

			26,047,997

Bulgaria — 1.94%
3,315,000(c	)	Bulgaria Government International Bond, 2.95%, 9/3/24	4,192,267

Chile — 0.83%
995,000,000(b	)	Chile Government International Bond, 6.00%, 1/1/22	1,787,413

Colombia — 6.98%
5,028,300,000(b	)	Colombian TES, 5.00%, 11/21/18	2,410,622
4,979,300,000(b	)	Colombian TES, 6.00%, 4/28/28	2,178,541
6,117,100,000(b	)	Colombian TES, 7.00%, 9/11/19	3,134,760
1,556,000,000(b	)	Colombian TES, 8.00%, 10/28/15	793,334
10,920,300,000(b	)	Colombian TES, 10.00%, 7/24/24	6,561,913

			15,079,170

Croatia (Hrvatska) — 4.95%
3,400,000(c	)	Croatia Government International Bond, 3.88%, 5/30/22	4,308,559
1,471,000		Croatia Government International Bond, 5.50%, 4/4/23	1,515,836
3,474,000		Croatia Government International Bond, 6.00%, 1/26/24	3,698,030
1,070,000		Croatia Government International Bond, 6.75%, 11/5/19	1,178,343

			10,700,768

Dominican Republic — 1.20%
1,070,000		Dominican Republic International Bond, 5.88%, 4/18/24	1,091,400
1,214,000		Dominican Republic International Bond, 6.60%, 1/28/24	1,315,976
176,000		Dominican Republic International Bond, 7.45%, 4/30/44	189,200

			2,596,576

Ghana — 0.29%
630,000		Republic of Ghana, 8.13%, 1/18/26	631,575

Guatemala — 0.20%
335,000		Guatemala Government Bond, 8.13%, 10/6/34	435,173

Hungary — 6.41%
87,760,000(b	)	Hungary Government Bond, 6.00%, 11/24/23	395,928
3,060,000		Hungary Government International Bond, 4.00%, 3/25/19	3,121,200
2,820,000		Hungary Government International Bond, 5.38%, 3/25/24	2,978,625
4,788,000		Hungary Government International Bond, 5.75%, 11/22/23	5,200,965

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2014

Principal Amount			Value
$ 1,680,000		Hungary Government International Bond, 7.63%, 3/29/41	$2,152,500

			13,849,218

Indonesia — 2.79%
715,000		Indonesia Government International Bond, 3.38%, 4/15/23	662,305
610,000		Indonesia Government International Bond, 5.88%, 1/15/24	671,865
1,410,000		Indonesia Government International Bond, 11.63%, 3/4/19	1,876,812
242,000,000(b	)	Indonesia Treasury Bond, 6.13%, 5/15/28	15,876
5,594,000,000(b	)	Indonesia Treasury Bond, 8.38%, 3/15/24	459,214
8,400,000,000(b	)	Indonesia Treasury Bond Credit Linked Note, 7.00%, 5/17/22	641,116
20,855,000,000(b	)	Indonesia Treasury Bond Credit Linked Note, 8.38%, 3/19/24	1,700,406

			6,027,594

Kenya — 0.62%
1,273,000		Kenya Government International Bond, 6.88%, 6/24/24	1,341,487

Malaysia — 2.81%
3,970,000(b	)	Malaysia Government Bond, 3.26%, 3/1/18	1,197,296
7,422,000(b	)	Malaysia Government Bond, 3.39%, 3/15/17	2,258,726
3,760,000(b	)	Malaysia Government Bond, 3.42%, 8/15/22	1,108,956
560,000(b	)	Malaysia Government Bond, 3.49%, 3/31/20	168,389
260,000(b	)	Malaysia Government Bond, 3.58%, 9/28/18	79,131
823,000(b	)	Malaysia Government Bond, 3.84%, 4/15/33	235,022
1,010,000(b	)	Malaysia Government Bond, 3.89%, 3/15/27	300,857
60,000(b	)	Malaysia Government Bond, 4.05%, 9/30/21	18,532
2,210,000(b	)	Malaysia Government Bond, 4.38%, 11/29/19	694,438

			6,061,347

Mexico — 4.30%
3,230,000(b	)	Mexican Bonos, 6.50%, 6/10/21	250,292
18,610,000(b	)	Mexican Bonos, 7.50%, 6/3/27	1,508,548
9,070,000(b	)	Mexican Bonos, 7.75%, 11/13/42	735,313
7,000,000(b	)	Mexican Bonos, 8.00%, 12/7/23	588,974
15,740,000(b	)	Mexican Bonos, 8.50%, 5/31/29	1,376,248
3,060,000(b	)	Mexican Bonos, 10.00%, 11/20/36	306,036
1,060,000		Mexico Government International Bond, 3.50%, 1/21/21	1,079,080
406,000		Mexico Government International Bond, 4.00%, 10/2/23	418,708
2,282,000		Mexico Government International Bond, 4.75%, 3/8/44	2,264,885
778,000		Mexico Government International Bond, 4.75%, 3/8/44	770,220

			9,298,304

Morocco — 1.53%
2,585,000(c)		Morocco Government International Bond, 3.50%, 6/19/24	3,313,347

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2014

Principal Amount			Value
Mozambique — 1.36%
$ 2,930,000		EMATUM Via Mozambique EMATUM Finance 2020 BV, 6.31%, 9/11/20	$2,937,325

Nigeria — 0.66%
72,078,000(b	)	Nigeria Government Bond, 15.10%, 4/27/17	470,317
56,100,000(b	)	Nigeria Government Bond, 16.00%, 6/29/19	392,331
77,401,000(b	)	Nigeria Government Bond, 16.39%, 1/27/22	563,986

			1,426,634

Pakistan — 0.96%
675,000		Pakistan Government International Bond, 6.88%, 6/1/17	683,438
565,000		Pakistan Government International Bond, 7.25%, 4/15/19	565,000
830,000		Pakistan Government International Bond, 8.25%, 4/15/24	830,000

			2,078,438

Panama — 1.79%
2,140,000		Panama Government International Bond, 4.00%, 9/22/24	2,137,860
800,000		Panama Government International Bond, 5.20%, 1/30/20	881,200
695,000		Panama Government International Bond, 6.70%, 1/26/36	850,333

			3,869,393

Paraguay — 1.02%
765,000		Republic of Paraguay, 4.63%, 1/25/23	770,737
1,350,000		Republic of Paraguay, 6.10%, 8/11/44	1,424,250

			2,194,987

Philippines — 0.10%
10,000,000(b	)	Philippine Government International Bond, 3.90%, 11/26/22	219,486

Poland — 1.84%
722,000(b	)	Poland Government Bond, 3.25%, 7/25/25	222,200
2,736,000(b	)	Poland Government Bond, 4.00%, 10/25/23	892,769
1,480,000(b	)	Poland Government Bond, 4.75%, 10/25/16	471,676
890,000(b	)	Poland Government Bond, 5.25%, 10/25/17	293,673
440,000(b	)	Poland Government Bond, 5.50%, 4/25/15	135,494
5,422,000(b	)	Poland Government Bond, 5.75%, 10/25/21	1,950,855

			3,966,667

Romania — 1.27%
3,480,000(b	)	Romania Government Bond, 5.90%, 7/26/17	1,072,380
620,000(b	)	Romania Government Bond, 5.95%, 6/11/21	197,756
1,450,000		Romanian Government International Bond, 4.38%, 8/22/23	1,482,988

			2,753,124

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2014

Principal Amount			Value
Russia — 2.78%
76,600,000(b	)	Russian Federal Bond - OFZ, 6.20%, 1/31/18	$1,770,436
20,342,000(b	)	Russian Federal Bond - OFZ, 6.40%, 5/27/20	451,248
36,330,000(b	)	Russian Federal Bond - OFZ, 6.70%, 5/15/19	832,391
31,966,000(b	)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	701,108
6,905,000(b	)	Russian Federal Bond - OFZ, 7.05%, 1/19/28	145,660
10,780,000(b	)	Russian Federal Bond - OFZ, 7.35%, 1/20/16	268,009
23,009,000(b	)	Russian Federal Bond - OFZ, 7.40%, 4/19/17	558,362
45,464,000(b	)	Russian Federal Bond - OFZ, 7.50%, 3/15/18	1,091,691
7,502,000(b	)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	174,803

			5,993,708

Serbia — 0.79%
$ 1,629,000		Republic of Serbia, 5.88%, 12/3/18	1,698,233

Slovenia — 1.49%
1,430,000		Slovenia Government International Bond, 5.25%, 2/18/24	1,522,950
1,555,000		Slovenia Government International Bond, 5.50%, 10/26/22	1,689,119

			3,212,069

South Africa — 3.61%
15,950,339(b	)	South Africa Government Bond, 6.75%, 3/31/21	1,332,090
5,190,000(b	)	South Africa Government Bond, 7.00%, 2/28/31	389,148
2,810,000(b	)	South Africa Government Bond, 8.00%, 12/21/18	253,317
27,418,650(b	)	South Africa Government Bond, 10.50%, 12/21/26	2,824,097
894(b	)	South Africa Government Bond, 13.50%, 9/15/15	84
894(b	)	South Africa Government Bond, 13.50%, 9/15/16	88
335,000		South Africa Government International Bond, 4.67%, 1/17/24	338,749
2,420,000		South Africa Government International Bond, 5.88%, 9/16/25	2,663,840

			7,801,413

Sri Lanka — 1.46%
1,885,000		Sri Lanka Government International Bond, 5.88%, 7/25/22	1,942,117
1,145,000		Sri Lanka Government International Bond, 6.25%, 7/27/21	1,209,739

			3,151,856

Thailand — 2.79%
12,100,000(b	)	Thailand Government Bond, 1.20%, 7/14/21(d)	389,915
57,950,000(b	)	Thailand Government Bond, 3.13%, 12/11/15	1,806,509
61,918,000(b	)	Thailand Government Bond, 3.45%, 3/8/19	1,944,211
35,561,000(b	)	Thailand Government Bond, 3.63%, 6/16/23	1,112,835
18,910,000(b	)	Thailand Government Bond, 3.65%, 12/17/21	597,680
5,495,000(b	)	Thailand Government Bond, 3.88%, 6/13/19	176,345

			6,027,495

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2014

Principal Amount		Value
Turkey — 1.32%
684,748(b)	Turkey Government Bond, 8.50%, 9/14/22	$279,127
1,950,000(c)	Turkey Government International Bond, 4.13%, 4/11/23	2,579,991

		2,859,118

Venezuela — 0.30%
$ 890,000	Venezuela Government International Bond, 6.00%, 12/9/20	556,250
134,500	Venezuela Government International Bond, 8.25%, 10/13/24	87,761

		644,011

Zambia — 0.88%
1,660,000	Zambia Government International Bond, 8.50%, 4/14/24	1,892,400

Total Foreign Government Bonds		154,768,044

(Cost $161,978,407)

Shares
Investment Company — 10.01%
21,621,836	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	21,621,836

Total Investment Company		21,621,836

(Cost $21,621,836)
Total Investments		$199,697,073

(Cost $208,578,283)(e) — 92.44%

Other assets in excess of liabilities — 7.56%		16,326,810

NET ASSETS — 100.00%		$216,023,883

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2014.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Principal amount denoted in Euros.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2014

Foreign currency exchange contracts as of September 30, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	3,669,488	USD	1,506,977	Citibank, N.A.	10/2/14	$(8,943)
BRL	2,938,500	USD	1,250,000	Citibank, N.A.	10/2/14	(50,385)
BRL	2,920,000	USD	1,250,000	Citibank, N.A.	10/2/14	(57,937)
BRL	2,990,720	USD	1,280,000	Citibank, N.A.	10/2/14	(59,067)
BRL	2,608,605	USD	1,130,000	Citibank, N.A.	10/2/14	(65,061)
BRL	2,874,320	USD	1,240,000	Citibank, N.A.	10/2/14	(66,586)
BRL	2,602,390	USD	1,130,000	Citibank, N.A.	10/2/14	(67,599)
USD	3,828,929	BRL	8,799,261	Citibank, N.A.	10/2/14	236,713
USD	3,511,872	BRL	8,063,257	Citibank, N.A.	10/2/14	220,123
USD	832,819	BRL	1,886,085	Citibank, N.A.	10/2/14	62,842
USD	814,674	BRL	1,855,420	Citibank, N.A.	10/2/14	57,216
EUR	27,000	USD	34,683	Citibank, N.A.	10/22/14	(575)
EUR	205,000	USD	261,281	Citibank, N.A.	10/22/14	(2,316)
EUR	221,000	USD	284,795	Citibank, N.A.	10/22/14	(5,619)
EUR	1,181,000	USD	1,531,292	Citibank, N.A.	10/22/14	(39,402)
USD	10,052,384	EUR	7,663,000	Citibank, N.A.	10/22/14	372,154
USD	2,931,142	EUR	2,263,000	Citibank, N.A.	10/22/14	72,423
USD	1,128,069	EUR	859,000	Citibank, N.A.	10/22/14	42,943
USD	1,776,614	EUR	1,378,000	Citibank, N.A.	10/22/14	35,865
USD	789,691	EUR	600,000	Citibank, N.A.	10/22/14	31,745
USD	601,106	EUR	465,000	Citibank, N.A.	10/22/14	13,698
CLP	348,677,325	USD	583,932	Citibank, N.A.	10/30/14	(2,585)
COP	1,197,995,000	USD	590,000	Citibank, N.A.	10/30/14	74
HUF	162,635,103	USD	659,483	Citibank, N.A.	10/30/14	1,118
HUF	130,072,371	USD	527,586	Citibank, N.A.	10/30/14	750
HUF	87,610,493	USD	355,242	Citibank, N.A.	10/30/14	620
HUF	167,222,200	USD	680,000	Citibank, N.A.	10/30/14	(767)
HUF	332,639,093	USD	1,367,278	Citibank, N.A.	10/30/14	(16,144)
IDR	4,795,830,000	USD	390,000	Citibank, N.A.	10/30/14	(1,052)
ILS	64,809	USD	17,771	Citibank, N.A.	10/30/14	(171)
INR	21,131,306	USD	340,000	Citibank, N.A.	10/30/14	(746)
INR	704,521,333	USD	11,460,756	Citibank, N.A.	10/30/14	(149,958)
MXN	23,985,255	USD	1,817,111	Citibank, N.A.	10/30/14	(35,212)
MXN	24,787,287	USD	1,878,095	Citibank, N.A.	10/30/14	(36,612)
MXN	47,580,495	USD	3,611,478	Citibank, N.A.	10/30/14	(76,654)
MYR	1,850,770	USD	573,047	Citibank, N.A.	10/30/14	(10,589)
MYR	2,289,078	USD	709,000	Citibank, N.A.	10/30/14	(13,338)
PEN	3,170,941	USD	1,103,588	Citibank, N.A.	10/30/14	(12,794)
PHP	8,358,920	USD	188,476	Citibank, N.A.	10/30/14	(2,702)
PLN	2,272,413	USD	684,910	Citibank, N.A.	10/30/14	294
PLN	55,726	USD	16,853	Citibank, N.A.	10/30/14	(49)
PLN	223,872	USD	67,729	Citibank, N.A.	10/30/14	(224)
PLN	2,055,300	USD	620,000	Citibank, N.A.	10/30/14	(263)
PLN	223,894	USD	67,775	Citibank, N.A.	10/30/14	(264)
PLN	12,040,035	USD	3,631,252	Citibank, N.A.	10/30/14	(805)
PLN	8,598,314	USD	2,652,929	Citibank, N.A.	10/30/14	(60,268)

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2014

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
THB	12,017,600	USD	370,000	Citibank, N.A.	10/30/14	$68
TRY	3,243,705	USD	1,410,000	Citibank, N.A.	10/30/14	2,905
TRY	1,605,730	USD	700,000	Citibank, N.A.	10/30/14	(570)
TRY	3,021,648	USD	1,360,000	Citibank, N.A.	10/30/14	(43,819)
USD	3,315,884	COP	6,583,355,217	Citibank, N.A.	10/30/14	73,243
USD	3,172,354	COP	6,297,122,382	Citibank, N.A.	10/30/14	70,697
USD	3,143,589	COP	6,240,966,578	Citibank, N.A.	10/30/14	69,592
USD	1,818,222	ZAR	19,990,216	Citibank, N.A.	10/30/14	55,719
USD	1,738,693	ZAR	19,099,024	Citibank, N.A.	10/30/14	54,766
USD	1,653,256	ZAR	18,172,923	Citibank, N.A.	10/30/14	50,981
USD	867,962	RUB	33,557,563	Citibank, N.A.	10/30/14	25,912
USD	2,093,397	SGD	2,644,379	Citibank, N.A.	10/30/14	20,537
USD	2,040,979	SGD	2,578,164	Citibank, N.A.	10/30/14	20,023
USD	1,230,000	PLN	4,015,704	Citibank, N.A.	10/30/14	19,139
USD	1,861,145	SGD	2,350,559	Citibank, N.A.	10/30/14	18,603
USD	1,030,000	PLN	3,364,546	Citibank, N.A.	10/30/14	15,484
USD	1,030,000	PLN	3,365,937	Citibank, N.A.	10/30/14	15,065
USD	660,000	TRY	1,487,178	Citibank, N.A.	10/30/14	12,210
USD	704,839	PLN	2,297,452	Citibank, N.A.	10/30/14	12,085
USD	324,718	TRY	722,449	Citibank, N.A.	10/30/14	10,031
USD	1,684,496	THB	54,386,473	Citibank, N.A.	10/30/14	9,726
USD	300,268	RON	1,027,005	Citibank, N.A.	10/30/14	6,872
USD	620,000	MXN	8,272,040	Citibank, N.A.	10/30/14	5,458
USD	232,623	IDR	2,812,413,677	Citibank, N.A.	10/30/14	4,533
USD	423,567	HUF	103,369,432	Citibank, N.A.	10/30/14	3,695
USD	622,538	MXN	8,330,123	Citibank, N.A.	10/30/14	3,681
USD	1,180,000	COP	2,390,208,000	Citibank, N.A.	10/30/14	2,700
USD	1,230,000	PLN	4,077,388	Citibank, N.A.	10/30/14	540
USD	680,000	INR	42,330,000	Citibank, N.A.	10/30/14	409
USD	190,000	IDR	2,339,090,000	Citibank, N.A.	10/30/14	297
USD	350,000	TRY	803,449	Citibank, N.A.	10/30/14	31
USD	180,000	THB	5,849,388	Citibank, N.A.	10/30/14	(125)
USD	1,493,544	BRL	3,669,488	Citibank, N.A.	11/4/14	9,526
USD	1,245,000	BRL	3,077,018	Citibank, N.A.	11/4/14	590
USD	1,210,811	BRL	2,993,730	Citibank, N.A.	11/4/14	84
USD	1,245,000	BRL	3,079,508	Citibank, N.A.	11/4/14	(417)
CNY	13,282,728	USD	2,148,266	Citibank, N.A.	1/14/15	(25)
CNY	13,282,728	USD	2,148,370	Citibank, N.A.	1/14/15	(129)
CNY	13,282,713	USD	2,148,437	Citibank, N.A.	1/14/15	(199)
CNY	2,471,440	USD	400,000	Citibank, N.A.	1/14/15	(289)
CNY	13,282,717	USD	2,148,785	Citibank, N.A.	1/14/15	(546)
CNY	13,282,728	USD	2,149,483	Citibank, N.A.	1/14/15	(1,242)
CNY	13,282,725	USD	2,149,621	Citibank, N.A.	1/14/15	(1,381)
CNY	13,282,714	USD	2,149,654	Citibank, N.A.	1/14/15	(1,416)
CNY	13,282,728	USD	2,149,831	Citibank, N.A.	1/14/15	(1,590)
CNY	38,485,825	USD	6,230,000	Citibank, N.A.	1/14/15	(5,615)
USD	3,080,000	CNY	19,006,680	Citibank, N.A.	1/14/15	6,014

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2014

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	3,080,000	CNY	19,017,460	Citibank, N.A.	1/14/15	$4,270
USD	3,004,850	CNY	18,560,958	Citibank, N.A.	1/14/15	2,951
USD	3,004,851	CNY	18,561,566	Citibank, N.A.	1/14/15	2,854
USD	340,299	CNY	2,102,708	Citibank, N.A.	1/14/15	224
USD	790,000	CNY	4,884,412	Citibank, N.A.	1/14/15	35

Total						$858,078

Interest rate swaps as of September 30, 2014:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
8.72%	BRL-CDI	Deutsche Bank AG	1/2/17	BRL	5,227(a)	$(346,467)
11.95%	BRL-CDI	Citibank, N.A.	1/2/17	BRL	4,255(b)	13,683
11.50%	BRL-CDI	JPMorgan Chase Bank, N.A.	1/4/21	BRL	4,337(a)	(142,476)
4.11%	CLP-ICP-CAMARA	BNP Paribas SA	1/21/16	CLP	2,155,900(b)	(43,003)
3.54%	HUF-BUBOR-Reuters	Citigroup Global Markets, Inc.	3/17/16	HUF	630,000(b)	(96,854)
7.46%	INR-MIBOR-OIS-COMPOUND	Citibank, N.A.	7/15/15	INR	152,740(a)	(20,967)
7.96%	INR-MIBOR-OIS-COMPOUND	Citibank, N.A.	7/16/16	INR	1,091,200(a)	(60,424)
7.97%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	7/16/16	INR	272,700(a)	(14,832)
7.01%	INR-MIBOR-OIS-COMPOUND	Citibank, N.A.	6/17/18	INR	285,000(a)	(144,911)
8.41%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	520,810(a)	148,655
8.62%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	4/3/19	INR	452,080(a)	195,058
4.64%	MXN-TIIE-Banxico	Citibank, N.A.	2/9/15	MXN	44,660(b)	(16,512)
4.53%	MXN-TIIE-Banxico	Deutsche Bank AG	3/23/15	MXN	25,100(b)	(11,446)
4.43%	MXN-TIIE-Banxico	Deutsche Bank AG	3/18/16	MXN	50,160(b)	(35,229)
5.27%	MXN-TIIE-Banxico	Citibank, N.A.	5/5/23	MXN	12,360(a)	(63,371)
5.27%	MXN-TIIE-Banxico	Deutsche Bank AG	5/5/23	MXN	11,950(a)	(61,262)
6.93%	MXN-TIIE-Banxico	Citibank, N.A.	1/23/24	MXN	9,482(b)	(34,144)
4.10%	MYR-KLIBOR-BNM	Deutsche Bank AG	4/8/19	MYR	4,000(a)	8,187

Total						$(726,315)

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2014

Total return swaps as of September 30, 2014:

Fixed Rate	Reference Entity	Counterparty	Expiration Date	Notional Amount (000)		Value
11.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	9/15/19	IDR	793,000(a)	$74,270
12.80%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	6/15/21	IDR	725,000(a)	75,680
7.00%	Indonesia Treasury Bond	Deutsche Bank AG	5/15/27	IDR	4,680,000(a)	342,757
9.00%	Indonesia Treasury Bond	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3/15/29	IDR	19,230,090(a)	1,596,387
9.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	7/15/31	IDR	1,161,000(a)	102,401

Total (Cost $2,637,021)						$2,191,495

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on these swaps.

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

CLP - Chilean Peso

CLP-ICP-CAMARA - Indice Camara Promedia Rate for Chilean Pesos

CNY - Chinese Yuan

COP - Colombian Peso

EUR - Euro

HUF - Hungarian Forint

HUF-BUBOR Reuters - Budapest Interbank Offered Rate for Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MYR - Malaysian Ringgit

MYR-KLIBOR-BNM - Kuala Lumpur Interbank Offered Rate of Bank Negara Malaysia for Malaysian Ringgit

PEN - Peruvian Neuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2014

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	71.92%
Energy	10.42%
Materials	0.09%
Other*	17.57%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, total return swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

September 30, 2014

Principal Amount		Value
Corporate Bonds — 90.60%
Argentina — 0.19%
$ 42,000	YPF SA, 8.75%, 4/4/24	$42,840

Barbados — 0.93%
200,000	Columbus International, Inc., 7.38%, 3/30/21	210,000

Brazil — 9.14%
200,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	202,600
200,000	Cosan Overseas Ltd., 8.25%, 11/29/49	201,000
200,000	Klabin Finance SA, 5.25%, 7/16/24	195,810
200,000	Marfrig Overseas Ltd., 9.50%, 5/4/20	211,500
300,000	Odebrecht Finance Ltd., 7.13%, 6/26/42	321,300
200,000	Odebrecht Oil & Gas Finance Ltd., 7.00%, 6/17/24(a)	195,600
200,000	OI SA, 5.75%, 2/10/22	186,760
75,000	Petrobras Global Finance BV, 5.63%, 5/20/43	66,432
280,000	Petrobras Global Finance BV, 6.25%, 3/17/24	293,954
50,000	Petrobras International Finance Co., 6.75%, 1/27/41	51,443
148,000	Telemar Norte Leste SA, 5.50%, 10/23/20	144,145

		2,070,544

Bulgaria — 0.55%
100,000(b)	Vivacom, 6.63%, 11/15/18	125,043

Chile — 2.92%
200,000	Cencosud SA, 4.88%, 1/20/23	198,060
200,000	Colbun SA, 4.50%, 7/10/24	197,500
250,000	Guanay Finance Ltd., 6.00%, 12/15/20	265,625

		661,185

China — 8.05%
200,000	Bank of Communications Co. Ltd., 4.50%, 10/3/24(a)	198,300
200,000	China Overseas Finance Cayman VI Ltd., 6.45%, 6/11/34	204,445
200,000	China Resources Power East Foundation Co. Ltd., 7.25%, 5/9/16(a)	208,000
200,000	CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	185,988
200,000	ENN Energy Holdings Ltd., 6.00%, 5/13/21	221,318
200,000	Greenland Global Investment Ltd., 5.88%, 7/3/24	195,409
200,000	KWG Property Holding Ltd., 8.25%, 8/5/19	194,260
200,000	Wanda Properties International Co. Ltd., 7.25%, 1/29/24	212,306
200,000	Wanda Properties Overseas Ltd., 4.88%, 11/21/18	203,415

		1,823,441

Colombia — 7.14%
87,000	Bancolombia SA, 5.13%, 9/11/22	87,226
98,000	Ecopetrol SA, 5.88%, 5/28/45	99,195
300,000	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	319,500

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

September 30, 2014

Principal Amount		Value
126,000,000(c)	Empresa de Telecomunicaciones de Bogota, 7.00%, 1/17/23	$58,413
386,000,000(c)	Empresas Publicas de Medellin ESP, 7.63%, 9/10/24	189,619
164,000,000(c)	Empresas Publicas de Medellin ESP, 8.38%, 2/1/21	85,475
$ 200,000	Pacific Rubiales Energy Corp., 5.38%, 1/26/19	204,500
150,000	Pacific Rubiales Energy Corp., 5.63%, 1/19/25	144,570
200,000	Pacific Rubiales Energy Corp., 7.25%, 12/12/21	217,940
200,000	Transportadora de Gas Internacional SA ESP, 5.70%, 3/20/22	211,240

		1,617,678

Guatemala — 0.94%
200,000	Comcel Trust, 6.88%, 2/6/24	213,000

Hong Kong — 2.68%
200,000	Goodman HK Finance, 4.38%, 6/19/24	199,356
380,000	Hutchison Whampoa International 12 Ltd., 6.00%, 5/7/17(a)	408,500

		607,856

India — 6.55%
400,000	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	420,087
200,000	GCX Ltd., 7.00%, 8/1/19	204,500
200,000	Greenko Dutch BV, 8.00%, 8/1/19	195,760
200,000	ICICI Bank Ltd., 5.75%, 11/16/20	221,794
200,000	Oil India Ltd., 5.38%, 4/17/24	211,519
200,000	Vedanta Resources Plc, 9.50%, 7/18/18	229,876

		1,483,536

Indonesia — 1.83%
200,000	Listrindo Capital BV, 6.95%, 2/21/19	211,500
200,000	Perusahaan Gas Negara Persero Tbk PT, 5.13%, 5/16/24	202,000

		413,500

Israel — 3.70%
200,000	Altice Financing SA, 7.88%, 12/15/19	213,250
100,000(b)	Altice SA, 7.25%, 5/15/22	130,654
35,714	Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(d)	36,114
400,000	Israel Electric Corp. Ltd., 6.88%, 6/21/23	458,000

		838,018

Jamaica — 0.88%
200,000	Digicel Group Ltd., 7.13%, 4/1/22	199,500

Macau — 1.70%
400,000	MCE Finance Ltd., 5.00%, 2/15/21	384,520

Mexico — 10.29%
200,000(b)	America Movil SAB de CV, 5.13%, 9/6/73(a)	272,189

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

September 30, 2014

Principal Amount		Value
2,060,000(c)	America Movil SAB de CV, 6.45%, 12/5/22	$148,566
2,000,000(c)	America Movil SAB de CV, 7.13%, 12/9/24	147,738
$ 200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 1/30/24(a)	211,000
250,000	BBVA Bancomer SA/Texas, 6.75%, 9/30/22	278,125
240,000	Cemex Finance LLC, 9.38%, 10/12/22	270,600
200,000(b)	Cemex SAB de CV, 4.75%, 1/11/22	252,308
100,000	Controladora Mabe SA de CV, 7.88%, 10/28/19	113,700
200,000	Fermaca Enterprises S de RL de CV, 6.38%, 3/30/38	209,000
200,000	Mexico Generadora de Energia S de rl, 5.50%, 12/6/32	201,000
100,000	Petroleos Mexicanos, 5.50%, 6/27/44	102,200
670,000(c)	Petroleos Mexicanos, 7.19%, 9/12/24	49,742
600,000(c)	Petroleos Mexicanos, 7.65%, 11/24/21	47,055
225,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(e)	28,125

		2,331,348

Morocco — 0.92%
200,000	OCP SA, 5.63%, 4/25/24	208,250

Panama — 0.97%
200,000	Sable International Finance Ltd., 8.75%, 2/1/20	219,000

Paraguay — 0.92%
200,000	Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	207,600

Peru — 3.87%
240,000	Banco de Credito del Peru/Panama, 6.13%, 4/24/27(a)	256,200
200,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(a)	222,980
200,000	Consorcio Transmantaro SA, 4.38%, 5/7/23	193,500
200,000	Corp. Financiera de Desarrollo SA, 5.25%, 7/15/29(a)	203,500

		876,180

Philippines — 1.83%
200,000	FPC Finance Ltd., 6.00%, 6/28/19	214,000
200,000	SM Investments Corp., 4.25%, 10/17/19	200,500

		414,500

Poland — 1.03%
200,000	Eileme 2 AB, 11.63%, 1/31/20	232,750

Qatar — 1.29%
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	292,500

Russia — 4.99%
200,000	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	189,000
200,000	Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22	186,500
200,000	Gazprom OAO Via Gaz Capital SA, 4.95%, 2/6/28	177,238

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 200,000	Lukoil International Finance BV, 4.56%, 4/24/23	$179,580
200,000	Polyus Gold International Ltd., 5.63%, 4/29/20	192,500
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	205,500

		1,130,318

Saudi Arabia — 0.87%
200,000	Saudi Electricity Global Sukuk Co. 2, 5.06%, 4/8/43	197,260

Singapore — 2.69%
200,000	Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23(a)	201,840
200,000	Puma International Financing SA, 6.75%, 2/1/21	206,000
200,000	United Overseas Bank Ltd., 3.75%, 9/19/24(a)	201,260

		609,100

South Africa — 2.10%
250,000	AngloGold Ashanti Holdings Plc, 8.50%, 7/30/20	275,000
200,000	Eskom Holdings SOC Ltd., 5.75%, 1/26/21	201,000

		476,000

South Korea — 0.89%
200,000	Woori Bank Co. Ltd., 4.75%, 4/30/24	202,539

Thailand — 0.91%
200,000	Krung Thai Bank Public Co. Ltd., 5.20%, 12/26/24(a)	205,940

Turkey — 3.68%
200,000	Turk Telekomunikasyon AS, 3.75%, 6/19/19	195,000
200,000(b)	Turkiye Garanti Bankasi AS, 3.38%, 7/8/19	251,626
200,000	Turkiye Garanti Bankasi AS, 4.75%, 10/17/19	199,000
200,000	Turkiye Halk Bankasi AS, 3.88%, 2/5/20	187,000

		832,626

United Arab Emirates — 5.40%
181,348	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/22	191,322
550,000	DP World Ltd., 6.85%, 7/2/37	616,825
200,000	Emirates Airline, 4.50%, 2/6/25	198,250
200,000	MAF Global Securities Ltd., 7.13%, 10/29/49(a)	217,750

		1,224,147

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

September 30, 2014

Principal Amount		Value
Venezuela — 0.75%
$ 336,600	Petroleos de Venezuela SA, 5.38%, 4/12/27	$169,848

Total Corporate Bonds		20,520,567

(Cost $20,545,755)

Shares
Investment Company — 6.60%
1,495,899	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	1,495,899

Total Investment Company		1,495,899

(Cost $1,495,899)

Total Investments (Cost $22,041,654)(f) — 97.20%		$22,016,466

Other assets in excess of liabilities — 2.80%		633,466

NET ASSETS — 100.00%		$22,649,932

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2014.
(b)	Principal amount denoted in Euros.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2014:

			Unrealized
Long	Number of	Expiration	Appreciation		Notional
Position	Contracts	Date	(Depreciation)		Value	Clearinghouse
Five Year U.S	7	December, 2014	$164	USD	827,641	Citigroup Global
Treasury Bonds						Markets, Inc.
Ten Year U.S.	5	December, 2014	(781)	USD	623,984	Citigroup Global
Treasury Bonds						Markets, Inc.
Thirty Year U.S.	2	December, 2014	7,312	USD	297,688	Citigroup Global
Treasury Bonds						Markets, Inc.

Total			$6,695

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

September 30, 2014

Short	Number of	Expiration	Unrealized		Notional
Position	Contracts	Date	Appreciation		Value	Clearinghouse
90-Day Euro						Citigroup Global
Dollar	18	December, 2016	$3,775	USD	4,404,550	Markets, Inc.

Foreign currency exchange contracts as of September 30, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
COP	221,018,300	USD	110,800	Citibank, N.A.	10/2/14	$(1,674)
MXN	16,794	USD	1,267	Citibank, N.A.	10/2/14	(17)
MXN	262,260	USD	20,000	Citibank, N.A.	10/2/14	(476)
MXN	1,715,799	USD	130,000	Citibank, N.A.	10/2/14	(2,265)
RUB	35,500	USD	918	Citibank, N.A.	10/2/14	(22)
RUB	7,406,000	USD	200,000	Citibank, N.A.	10/2/14	(13,042)
USD	100,000	RUB	3,717,500	Citibank, N.A.	10/2/14	6,155
USD	100,000	RUB	3,724,000	Citibank, N.A.	10/2/14	5,991
USD	110,000	COP	218,097,000	Citibank, N.A.	10/2/14	2,316
USD	130,000	MXN	1,715,207	Citibank, N.A.	10/2/14	2,309
USD	21,338	MXN	279,646	Citibank, N.A.	10/2/14	520
USD	1,465	COP	2,921,300	Citibank, N.A.	10/2/14	22
USD	721,511	EUR	550,000	Citibank, N.A.	10/22/14	26,728
USD	451,242	EUR	350,000	Citibank, N.A.	10/22/14	9,107
USD	170,000	MXN	2,276,657	Citibank, N.A.	11/3/14	908
USD	90,000	MXN	1,211,796	Citibank, N.A.	11/3/14	(2)
USD	110,000	MXN	1,482,932	Citibank, N.A.	11/3/14	(140)
USD	110,000	COP	223,465,000	Citibank, N.A.	11/4/14	(8)
USD	50,000	COP	101,975,000	Citibank, N.A.	11/4/14	(201)

Total						$36,209

Credit default swaps as of September 30, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)	Value
1.00%	Brazilian Government International Bond	Citibank, N.A.	12/20/19	Buy	USD 140	$5,019
1.00%	Mexico Government International Bond	BNP Paribas SA	12/20/19	Buy	USD 180	(1,281)
1.00%	Mexico Government International Bond	Citibank, N.A.	12/20/19	Buy	USD 100	(712)
1.00%	Turkey Government International Bond	BNP Paribas SA	12/20/19	Buy	USD 180	8,974
1.00%	Turkey Government International Bond	Citibank, N.A.	12/20/19	Buy	USD 100	4,986

Total (Premiums received $18,872)						$16,986

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

September 30, 2014

Interest rate swaps as of September 30, 2014:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
11.05%	BRL-CDI	Citibank, N.A.	1/2/18	BRL 354(a)	$(7,351)
11.14%	BRL-CDI	Citibank, N.A.	1/2/18	BRL 338(a)	(6,566)
5.48%	MXN-TIIE-Banxico	Deutsche Bank AG	9/23/19	MXN 3,300(b)	(266)
3.27%	MXN-TIIE-Banxico	Deutsche Bank AG	9/24/19	MXN 2,400(b)	(898)

Total					$(15,081)

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on these swaps.

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil CETIP Interbank Deposit Rate

COP - Colombian Peso

EUR - Euro

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

RUB - Russian Ruble

USD - United States Dollar

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	24.86%
Energy	15.72%
Telecom Services	15.54%
Utilities	14.56%
Materials	5.75%
Consumer Staples	5.05%
Industrials	4.73%
Consumer Discretionary	4.39%
Other*	9.40%

100.00%

*	Includes cash, Investment Company, credit default swaps, interest rate swaps, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

September 30, 2014

Principal Amount		Value
Bank Loans — 10.02%
Croatia (Hrvatska) — 0.67%
190,000(a)	Agrokor, 9.50%, 6/4/18(b)(c)	$233,681

Italy — 0.16%
250,000(a)	Seat Pagine Term Loan, 0.00%, 6/28/16(b)(d)	53,967

Netherlands — 0.35%
60,795(a)	Ziggo BV Term Loan B1, 3.50%, 1/15/22(b)	75,614
39,165(a)	Ziggo BV Term Loan B2, 3.50%, 1/15/22(b)	44,794

		120,408

United Kingdom — 0.93%
$ 330,000	Virgin Media Investment Holdings Ltd. Term Loan B, 3.50%, 6/5/20(b)	321,001

United States — 7.91%
228,571	Ardent Medical Services, Inc. 2nd Lien Term Loan, 11.00%, 1/2/19(b)	231,143
231,000	Burger King Holdings, Inc. Term Loan B, 0.00%, 9/25/21(b)	229,267
150,000	CBS Outdoor Americas Capital LLC, 3.00%, 6/3/20(b)	147,594
160,000	CCO Safari, LLC, 4.25%, 12/11/49(b)	159,418
109,450(a)	Darling International, Inc. Term B EUR Loan, 3.50%, 12/19/20(b)	137,831
697,462	Dunkin Brands Group, Inc. Term Loan B, 3.25%, 2/7/21(b)	677,954
169,146	HCA, Inc. Tranche Term Loan B4, 2.98%, 5/1/18(b)	167,008
184,775	La Quinta Intermediate Holdings LLC, 4.00%, 2/24/21(b)	182,543
410,000	Pharmedium 2nd Lien Term Loan, 7.75%, 1/23/22(b)	404,875
150,000	Ranpak Corp. 2nd Lien Term Loan, 8.50%, 4/23/20(b)	151,249
259,350	SBA Communications Corp. Term Loan B1A, 3.25%, 3/31/21(b)	253,551

		2,742,433

Total Bank Loans		3,471,490

(Cost $3,621,385)

Corporate Bonds — 77.09%
Australia — 0.41%
130,000	TFS Corp. Ltd., 11.00%, 7/15/18(e)	142,350

Belgium — 1.54%
500,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23(e)	533,750

Canada — 2.84%
67,000	Baytex Energy Corp., 5.13%, 6/1/21(e)	64,990
130,000	Baytex Energy Corp., 5.63%, 6/1/24(e)	124,800
210,000	Cott Beverages, Inc., 5.38%, 7/1/22(e)	203,175
170,000(f)	Great Canadian Gaming Corp., 6.63%, 7/25/22(e)	158,623

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 319,000	Mood Media Corp., 9.25%, 10/15/20(e)	$263,175
168,068	Videotron Ltd., 5.38%, 6/15/24(e)	168,488

		983,251

France — 2.92%
200,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(e)	213,500
200,000	Credit Agricole SA, 6.63%, 9/29/49(b)	192,000
200,000	Credit Agricole SA, 7.88%, 1/23/24(b)	203,000
200,000	Numericable Group SA, 6.00%, 5/15/22(e)	201,000
200,000	Numericable Group SA, 6.25%, 5/15/24(e)	201,000

		1,010,500

Germany — 2.49%
100,000(a)	Hypo Real Estate International Trust I, 5.86%, 6/14/17	107,676
290,000(g)	UPC Holding BV, 6.75%, 3/15/23	331,858
200,000(a)	UPCB Finance Ltd., 7.63%, 1/15/20	264,610
150,000	UPCB Finance V Ltd., 7.25%, 11/15/21(e)	160,125

		864,269

Ireland — 1.17%
330,000(a)	Bank of Ireland, 4.25%, 6/11/24(b)	406,388

Israel — 0.62%
200,000	Altice Financing SA, 7.88%, 12/15/19(e)	213,250

Italy — 1.18%
170,000(a)	Wind Acquisition Finance SA, 4.00%, 7/15/20	211,499
150,000(a)	Wind Acquisition Finance SA, 7.00%, 4/23/21	195,426

		406,925

Jamaica — 2.70%
200,000	Digicel Ltd., 6.00%, 4/15/21	198,000
450,000	Digicel Ltd., 7.00%, 2/15/20(e)	463,500
270,000	Digicel Ltd., 8.25%, 9/1/17(e)	275,063

		936,563

Luxembourg — 0.83%
230,000(a)	Monitchem HoldCo 3 SA, 5.25%, 6/15/21	286,872

Mexico — 0.10%
280,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(d)	35,000

Netherlands — 1.94%
260,000	InterGen NV, 7.00%, 6/30/23(e)	254,150

37

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

September 30, 2014

Principal Amount			Value
310,000(a	)	Ziggo Bond Co. BV, 8.00%, 5/15/18	$418,956

			673,106

Spain — 0.77%
220,000(a	)	Grupo Isolux Corsan Finance BV, 6.63%, 4/15/21	268,147

Switzerland — 0.89%
$ 320,000		Credit Suisse Group AG, 6.25%, 12/29/49(b)(e)	309,200

United Kingdom — 10.64%
240,000(h	)	Brakes Capital, 7.13%, 12/15/18	373,511
200,000(h	)	Brighthouse Group Plc, 7.88%, 5/15/18	320,986
325,000		CEVA Group Plc, 7.00%, 3/1/21(e)	324,187
370,000		EnQuest Plc, 7.00%, 4/15/22(e)	348,956
100,000(h	)	Equiniti Newco 2 Plc, 7.13%, 12/15/18	162,924
110,000(h	)	F&C Asset Management Plc, 6.75%, 12/20/26(b)	190,273
100,000(h	)	Johnston Press Bond Plc, 8.63%, 6/1/19	153,198
371,000		Lloyds Banking Group Plc, 7.50%, 6/27/24(b)	382,130
200,000(h	)	Moto Finance Plc, 10.25%, 3/15/17	346,924
200,000		Royal Bank of Scotland Group Plc, 6.99%, 10/29/49(b)(e)	229,000
220,000(h	)	Stretford 79 Plc, 6.25%, 7/15/21	322,805
200,000		Virgin Media Secured Finance Plc, 5.50%, 1/15/25(e)	198,819
200,000(h	)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	334,765

			3,688,478

United States — 46.05%
380,000		ADT Corp. (The), 4.13%, 6/15/23	338,200
430,000		Alliance Data Systems Corp., 5.38%, 8/1/22(e)	417,100
470,000		AMC Entertainment, Inc., 5.88%, 2/15/22	473,525
260,000		Amsurg Corp., 5.63%, 7/15/22(e)	257,400
180,000		Apex Tool Group LLC, 7.00%, 2/1/21(e)	165,600
229,000		Athlon Holdings LP/Athlon Finance Corp., 6.00%, 5/1/22(e)	245,603
290,000		Audatex North America, Inc., 6.00%, 6/15/21(e)	297,250
215,000		Audatex North America, Inc., 6.13%, 11/1/23(e)	220,375
292,000		BakerCorp International, Inc., 8.25%, 6/1/19	287,620
421,000		BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(e)	412,580
240,000		Biomet, Inc., 6.50%, 8/1/20	254,400
320,000		Blackboard, Inc., 7.75%, 11/15/19(e)	316,800
320,000		CEC Entertainment, Inc., 8.00%, 2/15/22(e)	299,200
330,000		Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(e)	339,487
281,000		Chaparral Energy, Inc., 7.63%, 11/15/22	288,025
90,000		Chaparral Energy, Inc., 9.88%, 10/1/20	96,300
320,000		Chesapeake Energy Corp., 3.48%, 4/15/19(b)	320,800
270,000		Cinemark USA, Inc., 4.88%, 6/1/23	257,175
170,000		Crown Castle International Corp., 5.25%, 1/15/23	168,513
240,000		DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18	253,200

38

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

September 30, 2014

Principal Amount		Value
$530,000	Envision Healthcare Corp., 5.13%, 7/1/22(e)	$522,050
420,000	Epicor Software Corp., 8.63%, 5/1/19	444,150
60,000	Gannett Co., Inc., 4.88%, 9/15/21(e)	58,050
60,000	Gannett Co., Inc., 5.50%, 9/15/24(e)	59,100
522,000	Geo Group, Inc. (The), 5.13%, 4/1/23	502,425
80,000	HCA Holdings, Inc., 6.25%, 2/15/21	83,600
80,000	HCA, Inc., 5.00%, 3/15/24	78,700
560,000	HCA, Inc., 5.88%, 5/1/23	572,600
470,000	Intelsat Jackson Holdings SA, 6.63%, 12/15/22	474,700
160,000	Kenan Advantage Group, Inc. (The), 8.38%, 12/15/18(e)	167,000
260,000	Level 3 Escrow II, Inc., 5.38%, 8/15/22(e)	256,100
90,000	Level 3 Financing, Inc., 6.13%, 1/15/21(e)	92,700
210,000	Level 3 Financing, Inc., 7.00%, 6/1/20	221,287
370,000	Level 3 Financing, Inc., 8.13%, 7/1/19	394,050
290,000	Live Nation Entertainment, Inc., 5.38%, 6/15/22(e)	288,550
290,000	Memorial Resource Development Corp., 5.88%, 7/1/22(e)	283,475
354,000	National Mentor Holdings, Inc., 12.50%, 2/15/18(e)	374,355
255,000	NCR Corp., 5.88%, 12/15/21	260,737
255,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(e)	249,263
270,000	Onex York Acquisition Corp., 8.50%, 10/1/22(e)	268,313
111,000	Overseas Shipholding Group, Inc., 8.13%, 3/30/18(d)	112,942
60,000	Overseas Shipholding Group, Inc., Series N-II, 7.50%, 2/15/21	57,000
259,000	PAETEC Holding Corp., 9.88%, 12/1/18	273,892
192,000	Physio-Control International, Inc., 9.88%, 1/15/19(e)	205,440
230,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	250,125
200,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/1/22	197,000
320,000	Sinclair Television Group, Inc., 6.38%, 11/1/21	327,200
110,000	Spectrum Brands, Inc., 6.38%, 11/15/20	114,675
240,000	Spectrum Brands, Inc., 6.63%, 11/15/22	252,000
140,000	Sprint Corp., 7.25%, 9/15/21(e)	145,775
155,000	Sprint Corp., 7.88%, 9/15/23(e)	164,300
490,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24(e)	471,625
50,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24	48,375
187,000	Tenet Healthcare Corp., 5.50%, 3/1/19(e)	187,467
130,000	Tenet Healthcare Corp., 8.00%, 8/1/20	137,150
250,000	T-Mobile USA, Inc., 6.38%, 3/1/25	249,375
210,000	Toys R Us, Inc., 7.38%, 10/15/18	144,900
160,000	TW Telecom Holdings, Inc., 5.38%, 10/1/22	172,000
230,000	TW Telecom Holdings, Inc., 6.38%, 9/1/23	257,600
230,000	United Surgical Partners International, Inc., 9.00%, 4/1/20	247,825
370,000	Vertellus Specialties, Inc., 9.38%, 10/1/15(e)	370,000

39

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

September 30, 2014

Principal Amount		Value
162,000(a)	WMG Acquisition Corp., 6.25%, 1/15/21	$214,089

		15,961,113

Total Corporate Bonds		26,719,162

(Cost $27,120,654)

Shares
Common Stocks — 0.37%
United States — 0.37%
3,110	ADT Corp. (The)	110,281
13	CEVA Holdings LLC*	16,175

Total Common Stocks		126,456

(Cost $132,403)

Warrants/Rights — 0.07%
Australia — 0.07%
48,100	TFS Corp. Ltd. Warrants, Expire 7/15/18*	25,058

Total Warrants/Rights		25,058

(Cost $0)

Investment Company — 6.61%
2,292,512	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	2,292,512

Total Investment Company		2,292,512

(Cost $2,292,512)

Preferred Stocks — 0.64%
United States — 0.64%
121	CEVA Holdings LLC, Series A-2*	150,204
8,670	Federal Home Loan Mortgage Corp.	71,441

Total Preferred Stocks		221,645

(Cost $184,545)

40

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

September 30, 2014

Value

Total Investments	$32,856,323
(Cost $33,351,499)(i) — 94.80%

Other assets in excess of liabilities — 5.20%	1,803,851

NET ASSETS — 100.00%	$34,660,174

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2014.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(f)	Principal amount denoted in Canadian Dollars.
(g)	Principal amount denoted in Swiss Francs.
(h)	Principal amount denoted in British Pounds.
(i)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of September 30, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	21,000	USD	22,110	Citibank, N.A.	10/30/14	$ (108)
USD	39,578	AUD	44,000	Citibank, N.A.	10/30/14	1,140
USD	155,503	CAD	172,000	Citibank, N.A.	10/30/14	2,045
USD	364,297	CHF	340,000	Citibank, N.A.	10/30/14	8,076
USD	3,755,695	EUR	2,900,000	Citibank, N.A.	10/30/14	92,090
USD	2,589,838	GBP	1,600,000	Citibank, N.A.	10/30/14	(3,312)

Total						$ 99,931

Financial futures contracts as of September 30, 2014:

Short	Number of	Expiration	Unrealized		Notional
Position	Contracts	Date	Appreciation		Value	Clearinghouse
90-Day Euro Dollar	14	December, 2015	$151	USD	3,461,476	Citigroup Global Markets, Inc.

41

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

September 30, 2014

Credit default swaps as of September 30, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)	Value
1.00%	ArcelorMittal SA	Barclays Bank Plc	9/20/19	Buy	EUR 70	$ 5,735
1.00%	ArcelorMittal SA	Morgan Stanley & Co.	9/20/19	Buy	EUR 30	2,458
1.00%	ArcelorMittal SA	JPMorgan Chase Bank, N.A.	9/20/19	Buy	EUR 20	1,638

Total (Premiums received $10,714)						$ 9,831

Abbreviations used are defined below:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	23.05%
Financials	19.80%
Consumer Staples	16.77%
Consumer Discretionary	10.28%
Energy	5.69%
Industrials	4.74%
Information Technology	4.44%
Utilities	2.27%
Materials	1.48%
Other*	11.48%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, futures, Investment Company, credit default swaps, warrants, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

42

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

September 30, 2014

Principal Amount		Value
Convertible Bonds — 89.94%
Australia — 4.22%
200,000(a)	Beach Energy Ltd., 3.95%, 4/3/17	$181,239
100,000(a)	CFS Retail Property Trust Group, 5.75%, 7/4/16	91,166
$ 200,000	Drillsearch Finance Pty. Ltd., 6.00%, 9/1/18	214,600
200,000	Paladin Energy Ltd., 3.63%, 11/4/15	184,760
250,000(a)	Western Areas NL, 6.40%, 7/2/15	223,265

		895,030

Austria — 0.59%
100,000(b)	IMMOFINANZ AG, 1.50%, 9/11/19	125,308

China — 7.23%
300,000	Billion Express Investments Ltd., 0.75%, 10/18/15	306,375
1,000,000(c)	China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/8/19	178,027
100,000	Ctrip.com International Ltd., 1.25%, 10/15/18(d)	106,875
300,000(c)	Kaisa Group Holdings Ltd., 8.00%, 12/20/15	55,766
2,000,000(e)	Logo Star Ltd., 1.50%, 11/22/18	280,752
400,000	Qihoo 360 Technology Co. Ltd., 1.75%, 8/15/21(d)	352,000
2,000,000(e)	Shenzhou International Group Holdings Ltd., 0.50%, 6/18/19	252,098

		1,531,893

France — 4.38%
11,259(b)	Air France-KLM, 2.03%, 2/15/23	159,344
6,700(b)	Alcatel-Lucent, 0.13%, 1/30/20	30,939
15,000(b)	Etablissements Maurel et Prom, 7.13%, 7/31/15	274,336
2,348(b)	Faurecia, 3.25%, 1/1/18	84,076
1,054(b)	Unibail-Rodamco SE, 0.00%, 7/1/21(f)	379,343

		928,038

Germany — 4.56%
200,000(b)	Deutsche Wohnen AG, 0.88%, 9/8/21	250,969
250,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	267,813
250,000	Siemens Financieringsmaatschappij NV, 1.65%, 8/16/19	277,500
200,000(b)	TUI AG, 2.75%, 3/24/16	170,828

		967,110

Hong Kong — 4.74%
2,000,000(c)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	307,191
200,000	China Overseas Finance Investment Cayman IV Ltd., 0.00%, 2/4/21(f)	207,100
220,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	244,200

43

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

September 30, 2014

Principal Amount		Value
2,000,000(e)	Shine Power International Ltd., 0.50%, 7/28/19(f)	$246,624

		1,005,115

Hungary — 1.24%
200,000(b)	Magyar Nemzeti Vagyonkezelo Zrt, 3.38%, 4/2/19	261,705

Japan — 5.35%
$ 100,000	Gunma Bank Ltd. (The), 0.49%, 10/11/19(f)	100,950
20,000,000(a)	Kawasaki Kisen Kaisha Ltd., 1.40%, 9/26/18(f)	187,919
10,000,000(a)	SBI Holdings, Inc., 0.62%, 11/2/17(f)	96,102
10,000,000(a)	Senshukai Co. Ltd., 0.49%, 4/23/19(f)	91,270
10,000,000(a)	Takashimaya Co. Ltd., 0.42%, 12/11/20(f)	93,458
20,000,000(a)	Toppan Printing Co. Ltd., 0.49%, 12/19/16(f)	184,454
10,000,000(a)	Toppan Printing Co. Ltd., 1.02%, 12/19/19(f)	92,364
10,000,000(a)	Toray Industries, Inc., 0.34%, 8/31/21(f)	100,251
10,000,000(a)	Toray Industries, Inc., 0.47%, 8/30/19(f)	97,379
10,000,000(a)	Yamada Denki Co. Ltd., 0.58%, 6/28/19(f)	89,856

		1,134,003

Luxembourg — 0.69%
100,000(b)	Grand City Properties SA, 1.50%, 2/24/19	146,009

Malaysia — 3.12%
200,000	Cahaya Capital Ltd., 0.05%, 9/18/21(f)	197,000
300,000(g)	Indah Capital Ltd., 0.56%, 10/24/18(f)	254,448
200,000	YTL Corp. Finance Labuan Ltd., 1.88%, 3/18/15	210,500

		661,948

Mexico — 1.04%
150,000	Cemex SAB de CV, 3.75%, 3/15/18	220,687

Netherlands — 1.17%
100,000(b)	ACS Actividades Finance 2 BV, 1.63%, 3/27/19	129,211
100,000(b)	Air Berlin Finance BV, 6.00%, 3/6/19	118,412

		247,623

Norway — 2.14%
200,000	Golden Ocean Group Ltd., 3.07%, 1/30/19	166,870
200,000(b)	Marine Harvest ASA, 0.88%, 5/6/19	287,030

		453,900

Russia — 1.81%
300,000	Lukoil International Finance BV, 2.63%, 6/16/15	295,500
100,000	Yandex NV, 1.13%, 12/15/18(d)	87,188

		382,688

44

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

September 30, 2014

Principal Amount		Value
Singapore — 2.83%
250,000(a)	CapitaLand Ltd., 1.85%, 6/19/20	$185,927
$ 200,000	Olam International Ltd., 6.00%, 10/15/16	218,250
250,000(a)	Suntec Real Estate Investment Trust, 1.40%, 3/18/18	195,677

		599,854

South Africa — 2.16%
300,000(b)	Steinhoff Finance Holding GmbH, 4.00%, 1/30/21	457,069

Spain — 2.23%
100,000(b)	Caja de Ahorros y Pensiones de Barcelona, 1.00%, 11/25/17	147,588
200,000(b)	International Consolidated Airlines Group SA, 1.75%, 5/31/18	325,553

		473,141

Switzerland — 1.14%
70,000(a)	BKW AG, 0.13%, 9/30/20	72,405
155,000(a)	Schindler Holding AG, 0.38%, 6/5/17	168,240

		240,645

Taiwan — 1.59%
200,000	Advanced Semiconductor Engineering, Inc., 0.00%, 9/5/18(f)	238,000
100,000	Zhen Ding Technology Holding Ltd., 0.07%, 6/26/19(f)	99,550

		337,550

United Arab Emirates — 3.34%
200,000(b)	Aabar Investments PJSC, 4.00%, 5/27/16	282,925
400,000	DP World Ltd., 1.75%, 6/19/24	425,500

		708,425

United Kingdom — 3.24%
100,000(h)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	159,309
100,000(h)	INTU Jersey Ltd., 2.50%, 10/4/18	175,286
100,000(h)	St. Modwen Properties Securities Jersey Ltd., 2.88%, 3/6/19	159,520
100,000(a)	Tui Travel Plc, 4.90%, 4/27/17	192,308

		686,423

United States — 31.13%
120,000	Akamai Technologies, Inc., 0.20%, 2/15/19(d)(f)	120,225
110,000	American Realty Capital Properties, Inc., 3.75%, 12/15/20	110,413
200,000	Ares Capital Corp., 4.38%, 1/15/19	205,750
100,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	105,875
105,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	114,975
300,000	Cardtronics, Inc., 1.00%, 12/1/20(d)	287,813
150,000	Cepheid, Inc., 1.25%, 2/1/21(d)	147,656
200,000	Cubist Pharmaceuticals, Inc., 1.88%, 9/1/20	222,500

45

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 100,000	Electronic Arts, Inc., 0.75%, 7/15/16	$123,345
100,000	General Cable Corp., 4.50%, 11/15/29(i)	72,250
72,000	Huron Consulting Group, Inc., 1.25%, 10/1/19(d)	70,020
119,000	Intel Corp., 3.25%, 8/1/39	199,548
155,000	Jarden Corp., 1.13%, 3/15/34(d)	154,516
100,000	JDS Uniphase Corp., 0.63%, 8/15/33	99,937
160,000	Liberty Interactive LLC, 0.75%, 3/30/43	211,900
175,000	Liberty Interactive LLC, 3.50%, 1/15/31	95,594
180,000	Liberty Media Corp., 1.38%, 10/15/23(d)	176,625
179,000	Medidata Solutions, Inc., 1.00%, 8/1/18	192,425
130,000	Medivation, Inc., 2.63%, 4/1/17	253,500
100,000	Molina Healthcare, Inc., 1.13%, 1/15/20	117,750
230,000	NVIDIA Corp., 1.00%, 12/1/18(d)	251,994
337,000	Priceline Group, Inc. (The), 0.90%, 9/15/21(d)	317,833
170,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	228,756
100,000	Prospect Capital Corp., 4.75%, 4/15/20(d)	96,750
200,000	QIAGEN NV, 0.38%, 3/19/19	204,000
200,000	Salesforce.com, Inc., 0.25%, 4/1/18	223,000
400,000	SanDisk Corp., 0.50%, 10/15/20(d)	478,750
100,000	ServiceNow, Inc., 0.39%, 11/1/18(d)(f)	105,187
130,000	Ship Finance International Ltd., 3.25%, 2/1/18	140,296
100,000	Ship Finance International Ltd., 3.75%, 2/10/16	104,720
103,000	SolarCity Corp., 1.63%, 11/1/19(d)	99,202
110,000	Starwood Property Trust, Inc., 4.55%, 3/1/18	117,769
300,000	SunEdison, Inc., 0.25%, 1/15/20(d)	293,250
54,000	TESARO, Inc., 3.00%, 10/1/21	56,363
130,000	Tesla Motors, Inc., 0.25%, 3/1/19	123,500
200,000	Tesla Motors, Inc., 1.25%, 3/1/21	190,000
465,000	Yahoo!, Inc., 0.11%, 12/1/18(d)(f)	483,309

		6,597,296

Total Convertible Bonds		19,061,460

(Cost $19,160,319)

Foreign Government Bonds — 1.01%
Portugal — 1.01%
150,000(b)	Parpublica - Participacoes Publicas SGPS SA, 5.25%, 9/28/17	214,799

Total Foreign Government Bonds		214,799

(Cost $237,703)

46

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

September 30, 2014

Shares		Value
Common Stocks — 2.25%
France — 0.97%
380	Eurazeo SA	$27,348
506	Kering	102,033
922	Technip SA	77,570

		206,951

Germany — 0.87%
5,727	Deutsche Post AG	183,659

United States — 0.41%
1,500	Salesforce.com, Inc.*	86,295

Total Common Stocks		476,905

(Cost $547,815)

Contracts
Call Options Purchased — 0.15%
14	Adidas AG, Strike Price EUR 68.00, Expires 12/18/15	5,022
54	Citrix Systems, Inc., Strike Price USD 90.00, Expires 1/15/16	17,280
14	Daimler AG, Strike Price EUR 62.00, Expires 6/17/16	9,248

Total Call Options Purchased		31,550

(Cost $39,893)

Put Options Purchased — 0.11%
32	S & P 500 Index, Strike Price USD 1,900, Expires 10/18/14	22,240

Total Put Options Purchased		22,240

(Cost $48,000)

Shares
Investment Company — 3.99%
846,343	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	846,343

Total Investment Company		846,343

(Cost $846,343)

Total Investments		$20,653,297
(Cost $20,880,073)(j) — 97.45%

Other assets in excess of liabilities — 2.55%		539,865

NET ASSETS — 100.00%		$21,193,162

47

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

September 30, 2014

*	Non-income producing security.
(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Euros.
(c)	Principal amount denoted in Chinese Yuans.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Principal amount denoted in Hong Kong Dollars.
(f)	Zero coupon bond. The rate represents the yield at time of purchase.
(g)	Principal amount denoted in Singapore Dollars.
(h)	Principal amount denoted in British Pounds.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of September 30, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
AUD	59,000	USD	51,342	Citibank, N.A.	10/30/14	$199
EUR	25,000	USD	31,721	Citibank, N.A.	10/30/14	(138)
HKD	1,215,000	USD	156,440	Citibank, N.A.	10/30/14	22
USD	569,188	AUD	633,000	Citibank, N.A.	10/30/14	16,215
USD	169,215	CHF	158,000	Citibank, N.A.	10/30/14	3,677
USD	73,857	CHF	70,000	Citibank, N.A.	10/30/14	518
USD	4,523,832	EUR	3,494,000	Citibank, N.A.	10/30/14	109,820
USD	164,004	GBP	100,000	Citibank, N.A.	10/30/14	1,932
USD	516,393	GBP	319,000	Citibank, N.A.	10/30/14	(617)
USD	944,176	HKD	7,318,000	Citibank, N.A.	10/30/14	1,797
USD	1,045,775	JPY	112,000,000	Citibank, N.A.	10/30/14	24,350
USD	638,267	SGD	805,000	Citibank, N.A.	10/30/14	7,248
Total						$165,023

Options written as of September 30, 2014:

Contracts	Put Options	Value
(32)	S & P 500 Index, Strike Price USD 1,800, Expires 10/18/14	$(5,760)

Total (Premiums received $(16,000))		$(5,760)

48

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

September 30, 2014

Abbreviations used are defined below:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	20.01%
Consumer Staples	13.88%
Industrials	13.84%
Consumer Discretionary	12.49%
Information Technology	10.91%
Telecom Services	10.79%
Energy	5.73%
Materials	3.38%
Utilities	1.16%
Foreign Government Bonds	1.01%
Other*	6.80%

100.00%

*	Includes cash, Investment Company, options, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

49

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

September 30, 2014

Principal Amount		Value
Corporate Bonds — 35.03%
Australia — 1.50%
4,600,000(a)	Origin Energy Finance Ltd., 4.00%, 9/16/74(b)	$5,708,385
1,900,000(a)	Santos Finance Ltd., 8.25%, 9/22/70(b)	2,712,363

		8,420,748

Belgium — 1.15%
5,100,000(a)	BNP Paribas Fortis SA, 4.63%, 10/29/49(b)	6,452,541

Brazil — 0.97%
$ 752,000	Oi SA, 5.75%, 2/10/22	702,218
2,825,000(c)	Petrobras International Finance Co., 6.25%, 12/14/26	4,743,446

		5,445,664

Finland — 0.52%
2,113,000	Nokia OYJ, 5.38%, 5/15/19	2,237,918
631,000	Nokia OYJ, 6.63%, 5/15/39	666,992

		2,904,910

France — 5.15%
3,800,000	BNP Paribas SA, 5.19%, 6/29/49(b)	3,838,000
1,387,000	BNP Paribas SA, 5.19%, 6/29/49(b)(d)	1,404,338
1,300,000(a)	BPCE SA, 6.12%, 10/29/49(b)	1,812,411
3,850,000	Credit Agricole SA, 6.63%, 9/29/49(b)	3,696,000
2,500,000(a)	Crown European Holdings SA, 4.00%, 7/15/22	3,189,219
2,000,000(a)	Electricite de France SA, 5.00%, 1/22/26(b)	2,744,623
2,400,000(a)	Groupama SA, 6.38%, 5/28/24(b)	3,046,796
900,000(a)	Natixis, 6.31%, 10/29/49(b)	1,250,426
2,000,000(a)	Orange SA, 4.00%, 10/29/49(b)	2,502,116
2,000,000(a)	Orange SA, 5.00%, 10/29/49(b)	2,518,535
2,400,000(a)	Total Capital Canada Ltd., 2.13%, 9/18/29	3,009,725

		29,012,189

Germany — 2.27%
2,200,000(a)	Allianz SE, 3.38%, 9/29/49(b)	2,712,730
3,069,000(a)	Bayer AG, 3.00%, 7/1/75(b)	3,929,427
1,124,000(a)	Bayer AG, 3.38%, 7/1/74(b)	1,471,068
4,444,000	Continental Rubber of America Corp., 4.50%, 9/15/19(d)	4,666,200

		12,779,425

India — 1.32%
3,588,000	Bharti Airtel International Netherlands BV, 5.35%, 5/20/24	3,816,636
600,000(a)	ONGC Videsh Ltd., 2.75%, 7/15/21	759,699
1,600,000	ONGC Videsh Ltd., 3.25%, 7/15/19	1,589,502

50

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2014

Principal Amount		Value
$ 1,260,000	ONGC Videsh Ltd., 4.63%, 7/15/24	$1,271,649

		7,437,486

Ireland — 1.18%
1,750,000(a)	Baggot Securities Ltd., 10.24%, 12/29/49	2,342,970
2,300,000(a)	Bank of Ireland, 4.25%, 6/11/24(b)	2,832,405
1,100,000(a)	LCH Clearnet SA Via Freshwater Finance Plc, 6.58%, 5/29/49(b)	1,465,778

		6,641,153

Italy — 2.35%
1,500,000(a)	Assicurazioni Generali SpA, 7.75%, 12/12/42(b)	2,337,539
3,526,000(a)	Enel SpA, 5.00%, 1/15/75(b)	4,647,267
1,550,000(c)	Enel SpA, 6.63%, 9/15/76(b)	2,613,278
1,000,000	Enel SpA, 8.75%, 9/24/73(b)(d)	1,160,000
2,000,000(a)	Intesa Sanpaolo SpA, 3.93%, 9/15/26	2,505,534

		13,263,618

Mexico — 0.07%
368,000	Trust F/1401, 6.95%, 1/30/44(d)	406,640

Netherlands — 0.48%
2,100,000(a)	Gemalto NV, 2.13%, 9/23/21	2,681,331

New Zealand — 0.29%
928,000(c)	Chorus Ltd., 6.75%, 4/6/20	1,656,985

Portugal — 0.53%
2,700,000(a)	Banco Espirito Santo SA, 2.63%, 5/8/17	2,991,592

Spain — 1.64%
3,600,000(a)	Bankia SA, 4.00%, 5/22/24(b)	4,376,492
1,200,000(a)	Telefonica Europe BV, 5.00%, 3/31/20(b)	1,553,560
2,400,000(a)	Telefonica Europe BV, 5.88%, 3/31/24(b)	3,163,957
100,000(a)	Telefonica Europe BV, 6.50%, 9/29/49(b)	137,042

		9,231,051

Switzerland — 4.02%
2,690,000(a)	Credit Suisse AG, 5.75%, 9/18/25(b)	3,737,385
3,350,000(a)	Credit Suisse AG/London, 1.38%, 1/31/22	4,237,660
1,323,000	Credit Suisse Group AG, 6.25%, 12/29/49(b)(d)	1,278,349
2,150,000	Credit Suisse Group AG, 7.50%, 12/11/49(b)(d)	2,257,500
3,750,000	UBS AG, 4.75%, 5/22/23(b)	3,750,000
4,156,000(a)	UBS AG, 4.75%, 2/12/26(b)	5,505,428
1,950,000	UBS AG, 5.13%, 5/15/24	1,901,250

		22,667,572

51

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2014

Principal Amount		Value
United Kingdom — 4.66%
2,300,000(c)	AA Bond Co. Ltd., 3.78%, 7/31/19	$3,784,924
500,000(c)	AA Bond Co. Ltd., 4.25%, 7/31/20	834,307
1,500,000(c)	AA Bond Co. Ltd., 4.72%, 7/31/18	2,574,211
1,500,000(c)	AA Bond Co. Ltd., 6.27%, 7/31/25	2,861,481
1,800,000(c)	AA PIK Co. Ltd., 9.50% cash or 10.25% payment-in-kind interest, 11/7/19(e)	2,998,298
1,400,000(a)	British Sky Broadcasting Group Plc, 1.50%, 9/15/21	1,772,058
1,400,000(a)	British Sky Broadcasting Group Plc, 2.50%, 9/15/26	1,798,519
$3,087,000	Inmarsat Finance Plc, 4.88%, 5/15/22(d)	3,002,108
2,095,000(a)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	3,972,331
1,128,000(c)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	2,624,107

		26,222,344

United States — 6.93%
366,000	Actavis Funding SCS, 4.85%, 6/15/44(d)	346,597
1,009,000	Best Buy Co., Inc., 5.50%, 3/15/21	1,041,793
3,834,000	Forest Laboratories, Inc., 4.88%, 2/15/21(d)	4,090,035
1,386,000	Forest Laboratories, Inc., 5.00%, 12/15/21(d)	1,481,475
118,000	General Motors Co., 4.88%, 10/2/23	124,785
3,800,000	General Motors Co., 6.25%, 10/2/43	4,446,000
1,400,000(a)	Goldman Sachs Group, Inc. (The), 2.13%, 9/30/24	1,769,638
2,379,235	Hewlett-Packard Co., 4.65%, 12/9/21	2,577,080
2,500,000	Marathon Petroleum Corp., 4.75%, 9/15/44	2,399,910
1,750,000	Martin Marietta Materials, Inc., 4.25%, 7/2/24(d)	1,774,883
3,550,000(a)	Morgan Stanley, 1.88%, 3/30/23	4,489,932
943,000	Morgan Stanley, 4.35%, 9/8/26	926,796
1,500,000(a)	Priceline Group, Inc. (The), 2.38%, 9/23/24	1,909,969
1,747,000	Seagate HDD Cayman, 4.75%, 1/1/25(d)	1,738,265
1,700,000	Sprint Corp., 7.13%, 6/15/24(d)	1,712,750
1,100,000	Sprint Corp., 7.25%, 9/15/21(d)	1,145,375
750,000	Sprint Corp., 7.88%, 9/15/23(d)	795,000
735,000	Tyson Foods, Inc., 4.88%, 8/15/34	756,466
1,610,000	Tyson Foods, Inc., 5.15%, 8/15/44	1,666,018
404,000	Weatherford International Ltd., 6.50%, 8/1/36	458,954
2,886,000	Weatherford International Ltd., 6.75%, 9/15/40	3,388,269

		39,039,990

Total Corporate Bonds		197,255,239

(Cost $199,513,447)

Foreign Government Bonds — 23.05%
Bulgaria — 1.00%
4,450,000(a)	Bulgaria Government International Bond, 2.95%, 9/3/24	5,627,629

52

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2014

Principal Amount		Value
Croatia (Hrvatska) — 0.43%
1,900,000(a)	Croatia Government International Bond, 3.88%, 5/30/22	$2,407,724

Germany — 1.74%
3,260,000(a)	Bundesrepublik Deutschland, 2.50%, 7/4/44	4,733,306
2,807,000(a)	Bundesrepublik Deutschland, 4.75%, 7/4/28	5,064,676

		9,797,982

Hungary — 3.22%
2,298,000(a)	Hungary Government International Bond, 3.88%, 2/24/20	3,116,650
5,666,000(a)	Hungary Government International Bond, 5.75%, 6/11/18	8,096,832
4,731,000(a)	Hungary Government International Bond, 6.00%, 1/11/19	6,906,229

		18,119,711

Iceland — 2.37%
3,333,000(a)	Iceland Government International Bond, 2.50%, 7/15/20	4,304,488
$ 7,342,000	Iceland Government International Bond, 5.88%, 5/11/22	8,309,168
650,000	Iceland Government International Bond, 5.88%, 5/11/22(d)	735,625

		13,349,281

Italy — 0.54%
2,010,000(a)	Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(d)	3,060,329

Latvia — 1.34%
2,692,000(a)	Republic of Latvia, 2.63%, 1/21/21	3,604,749
2,950,000(a)	Republic of Latvia, 2.88%, 4/30/24	3,960,296

		7,565,045

Portugal — 3.18%
4,950,000(a)	Portugal Obrigacoes do Tesouro OT, 3.88%, 2/15/30(d)	6,333,534
1,540,000(a)	Portugal Obrigacoes do Tesouro OT, 4.10%, 4/15/37(d)	1,964,559
1,350,000(a)	Portugal Obrigacoes do Tesouro OT, 4.75%, 6/14/19(d)	1,935,950
5,050,000(a)	Portugal Obrigacoes do Tesouro OT, 5.65%, 2/15/24(d)	7,652,083

		17,886,126

Romania — 2.43%
1,492,000(a)	Romanian Government International Bond, 3.63%, 4/24/24	2,003,474
7,701,000(a)	Romanian Government International Bond, 4.63%, 9/18/20	11,023,909
446,000(a)	Romanian Government International Bond, 4.88%, 11/7/19	638,865

		13,666,248

Slovak Republic — 0.74%
2,800,000(a)	Slovakia Government Bond, 3.63%, 1/16/29	4,153,701

53

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2014

Principal Amount		Value
Slovenia — 1.54%
5,682,000(a)	Slovenia Government Bond, 5.13%, 3/30/26	$8,700,645

Spain — 4.52%
1,432,000(a)	Autonomous Community of Catalonia, 4.95%, 2/11/20	2,020,335
1,103,000(a)	Comunidad Autonoma de Aragon, 8.25%, 1/17/27	2,101,365
1,000,000(a)	Comunidad Autonoma de Murcia, 4.70%, 3/30/20	1,417,781
2,500,000(a)	Comunidad Autonoma de Murcia, 4.73%, 11/5/18	3,469,459
1,300,000(a)	Junta Comunidades de Castilla-La Mancha, 4.88%, 3/18/20	1,870,208
6,450,000(a)	Spain Government Bond, 3.80%, 4/30/24(d)	9,376,056
1,750,000(a)	Spain Government Bond, 4.00%, 10/31/64	2,328,515
900,000(a)	Spain Government Bond, 4.40%, 10/31/23(d)	1,367,853
928,000(a)	Spain Government Bond, 5.15%, 10/31/44(d)	1,531,839

		25,483,411

Total Foreign Government Bonds		129,817,832

(Cost $127,855,717)

Shares
Investment Company — 36.01%
202,771,494	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	202,771,494

Total Investment Company		202,771,494

(Cost $202,771,494)

Contracts
Put Options Purchased — 0.02%
33,350	CDX.NA.IG, Strike Price USD 65.00, Expires 11/19/14	100,050

Total Put Options Purchased		100,050

(Cost $100,050)

Total Investments		$529,944,615
(Cost $530,240,708)(f) — 94.11%

Other assets in excess of liabilities — 5.89%		33,188,058

NET ASSETS — 100.00%		$563,132,673

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2014.
(c)	Principal amount denoted in British Pounds.

54

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2014

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of September 30, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	10,550,000	USD	13,589,139	Citibank, N.A.	10/3/14	$(263,622)
EUR	20,900,000	USD	27,492,280	Citibank, N.A.	10/3/14	(1,093,862)
GBP	6,834,875	USD	11,250,000	Citibank, N.A.	10/3/14	(170,000)
GBP	6,831,970	USD	11,250,000	Citibank, N.A.	10/3/14	(174,710)
JPY	1,189,573,600	USD	10,966,440	Citibank, N.A.	10/3/14	(119,848)
NOK	36,524,106	SEK	40,904,442	Citibank, N.A.	10/3/14	15,767
NOK	34,837,947	SEK	39,114,653	Citibank, N.A.	10/3/14	1,376
NOK	34,837,947	SEK	39,114,653	Citibank, N.A.	10/3/14	1,376
SEK	119,572,173	NOK	106,200,000	Citibank, N.A.	10/3/14	42,237
USD	27,508,792	EUR	20,900,000	Citibank, N.A.	10/3/14	1,110,374
USD	27,306,397	EUR	21,100,000	Citibank, N.A.	10/3/14	655,363
USD	11,300,000	JPY	1,189,573,600	Citibank, N.A.	10/3/14	453,408
USD	22,500,000	GBP	13,758,632	Citibank, N.A.	10/3/14	195,915
USD	13,956,164	EUR	10,900,000	Citibank, N.A.	10/3/14	188,568
EUR	220,000	USD	283,660	Citibank, N.A.	10/22/14	(5,746)
GBP	1,300,000	USD	2,118,246	Citibank, N.A.	10/22/14	(11,165)
USD	164,848,717	EUR	125,650,000	Citibank, N.A.	10/22/14	6,122,248
USD	28,010,780	GBP	16,945,000	Citibank, N.A.	10/22/14	545,788
USD	19,403,515	EUR	15,000,000	Citibank, N.A.	10/22/14	454,872
USD	11,664,401	EUR	9,000,000	Citibank, N.A.	10/22/14	295,215
USD	32,992,872	EUR	26,000,000	Citibank, N.A.	10/22/14	148,557
USD	5,137,310	EUR	4,000,000	Citibank, N.A.	10/22/14	84,338
USD	1,682,506	EUR	1,300,000	Citibank, N.A.	10/22/14	40,290
USD	1,934,478	EUR	1,500,000	Citibank, N.A.	10/22/14	39,614
USD	5,493,562	KRW	5,820,428,939	Citibank, N.A.	10/30/14	2,612
USD	5,706,438	KRW	6,045,971,061	Citibank, N.A.	11/3/14	2,713
NOK	71,887,833	EUR	8,773,828	Citibank, N.A.	11/7/14	88,921
NOK	35,393,927	EUR	4,326,172	Citibank, N.A.	11/7/14	35,716
Total						$8,686,315

55

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2014

Financial futures contracts as of September 30, 2014:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Ten Year Euro-Bond	155	December, 2014	$241,230	EUR	23,012,540	Credit Suisse Securities (USA) LLC

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
Five Year Euro-Bobl	63	December, 2014	$(23,675)	EUR	8,040,219	Credit Suisse Securities (USA) LLC
Five Year U.S. Treasury Bonds	146	December, 2014	39,625	USD	17,305,266	Credit Suisse Securities (USA) LLC
90-Day Euro Dollar	1,071	December, 2015	197,096	USD	264,988,458	Credit Suisse Securities (USA) LLC
90-Day Euro Dollar	1,686	June, 2016	122,868	USD	414,604,893	Credit Suisse Securities (USA) LLC
Ten Year British Bond	63	December, 2014	(58,215)	GBP	7,091,910	Credit Suisse Securities (USA) LLC
Ten Year Euro-BTP	181	December, 2014	(297,262)	EUR	23,381,565	Credit Suisse Securities (USA) LLC
Ten Year U.S. Treasury Bonds	466	December, 2014	(2,604)	USD	58,079,927	Credit Suisse Securities (USA) LLC
Thirty Year Euro-Bond	63	December, 2014	30,242	EUR	8,995,140	Credit Suisse Securities (USA) LLC
Thirty Year U.S. Treasury Bonds	71	December, 2014	90,320	USD	10,917,820	Credit Suisse Securities (USA) LLC
Twenty Year U.S. Treasury Bonds	22	December, 2014	30,940	USD	3,064,877	Credit Suisse Securities (USA) LLC
Two Year U.S. Treasury Bonds	12	December, 2014	188	USD	2,626,313	Credit Suisse Securities (USA) LLC

Total			$129,523

56

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2014

Interest rate swaps as of September 30, 2014:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
0.48%	EUR-EURIBOR-Reuters	JPMorgan Chase Bank, N.A.	7/4/19	EUR 9,660(a)	$(33,639)
1.10%	EUR-EURIBOR-Reuters	JPMorgan Chase Bank, N.A.	8/15/23	EUR 58,265(a)	(618,124)

Total					$(651,763)

(a)	The Fund pays the fixed rate on these swaps.

Credit default swaps as of September 30, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Anglo American Capital Plc	BNP Paribas SA	9/20/19	Buy	EUR	1,344	$33,470
1.00%	Baker Hughes, Inc.	Deutsche Bank AG	9/20/19	Buy	USD	4,300	(99,701)
5.00%	Best Buy Co., Inc.	Morgan Stanley & Co.	6/20/19	Sell	USD	2,300(a)	229,958
5.00%	Best Buy Co., Inc.	Barclays Bank Plc	6/20/19	Sell	USD	477(a)	47,691
5.00%	Best Buy Co., Inc.	BNP Paribas SA	6/20/19	Sell	USD	64(a)	6,399
5.00%	Best Buy Co., Inc.	Citibank, N.A.	9/20/19	Sell	USD	383(a)	36,756
1.00%	BorgWarner, Inc.	Morgan Stanley & Co.	12/20/19	Buy	USD	4,766	(103,622)
1.00%	Boston Scientific Corp.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	4,500	(54,701)
1.00%	Cardinal Health, Inc.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	3,720	(110,678)
1.00%	CDX.NA.HY, Series 22	JPMorgan Chase Bank, N.A.	6/20/19	Sell	USD	4,000(a)	245,672
1.00%	CDX.NA.HY, Series 22	JPMorgan Chase Bank, N.A.	6/20/19	Sell	USD	3,775(a)	231,790
1.00%	CDX.NA.IG, Series 22	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	31,267	(512,977)
1.00%	CDX.NA.IG, Series 22	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	31,267	(512,978)
1.00%	CDX.NA.IG, Series 22	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	31,266	(505,348)
1.00%	CDX.NA.IG, Series 22	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	23,790	(390,307)
1.00%	CDX.NA.IG, Series 22	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	22,837	(374,672)
1.00%	CDX.NA.IG, Series 22	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	20,486	(336,101)
1.00%	CDX.NA.IG, Series 22	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	19,032	(312,246)
1.00%	CDX.NA.IG, Series 22	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	11,419	(187,344)
1.00%	CDX.NA.IG, Series 22	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	9,610	(157,665)

57

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2014

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	CDX.NA.IG, Series 22	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	7,613	$(124,902)
1.00%	CDX.NA.IG, Series 22	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	3,692	(60,572)
5.00%	Chesapeake Energy Corp.	Barclays Bank Plc	6/20/18	Sell	USD	750(a)	96,794
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	3/20/19	Sell	USD	4,775(a)	628,618
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	3/20/19	Sell	USD	1,741(a)	229,199
1.00%	Cytec Industries, Inc.	Morgan Stanley & Co.	12/20/19	Buy	USD	2,360	(34,205)
1.00%	Dover Corp.	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	1,200	(32,151)
5.00%	Fiat Finance North America, Inc.	BNP Paribas SA	9/20/19	Buy	EUR	1,700	(231,280)
1.00%	Glencore Finance Europe SA	BNP Paribas SA	9/20/19	Buy	EUR	5,700	101,146
1.00%	HJ Heinz Co.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	5,832	179,279
1.00%	HJ Heinz Co.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	93	2,859
1.00%	Ingersoll-Rand Co.	Barclays Bank Plc	9/20/19	Buy	USD	1,717	(44,312)
1.00%	Ingersoll-Rand Co.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	2,096	(53,251)
5.00%	International Lease Finance Corp.	JPMorgan Chase Bank, N.A.	6/20/19	Sell	USD	3,107(a)	381,623
5.00%	International Lease Finance Corp.	Deutsche Bank AG	6/20/19	Sell	USD	1,503(a)	184,191
1.00%	iTraxx Europe Senior Financials, Series 21	JPMorgan Chase Bank, N.A.	6/20/19	Sell	EUR	36,000(a)	770,396
1.00%	iTraxx Europe Senior Financials, Series 21	JPMorgan Chase Bank, N.A.	6/20/19	Buy	EUR	10,753	(230,096)
1.00%	iTraxx Europe Senior Financials, Series 21	JPMorgan Chase Bank, N.A.	6/20/19	Buy	EUR	10,600	(226,822)
1.00%	Lafarge SA	BNP Paribas SA	9/20/19	Buy	EUR	3,570	(28,857)
1.00%	Mattel, Inc.	Citibank, N.A.	12/20/19	Buy	USD	4,730	(53,414)
1.00%	Mexico Government International Bond	Barclays Bank Plc	9/20/19	Buy	USD	9,067	(79,024)
1.00%	Mexico Government International Bond	BNP Paribas SA	9/20/19	Buy	USD	770	(6,711)
1.00%	Newell Rubbermaid, Inc.	BNP Paribas SA	9/20/19	Buy	USD	493	(8,654)
1.00%	Newell Rubbermaid, Inc.	Citibank, N.A.	12/20/19	Buy	USD	3,252	(53,259)
5.00%	Nokia Corp.	Barclays Bank Plc	9/20/19	Sell	EUR	650(a)	129,427
1.00%	Nordstrom, Inc.	BNP Paribas SA	9/20/19	Buy	USD	3,776	(76,681)
1.00%	Nordstrom, Inc.	JPMorgan Chase Bank, N.A.	9/20/19	Buy	USD	990	(20,104)

58

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2014

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Packaging Corp. of America	BNP Paribas SA	12/20/19	Buy	USD	3,437	$(45,993)
1.00%	Quest Diagnostics, Inc.	Deutsche Bank AG	9/20/19	Buy	USD	4,035	28,549
1.00%	Quest Diagnostics, Inc.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	940	10,296
1.00%	Renault SA	BNP Paribas SA	9/20/19	Buy	EUR	1,485	19,527
1.00%	Renault SA	BNP Paribas SA	9/20/19	Buy	EUR	330	4,339
5.00%	Sprint Communications, Inc.	Deutsche Bank AG	9/20/18	Sell	USD	700(a)	70,277
5.00%	Sprint Communications, Inc.	Deutsche Bank AG	6/20/19	Sell	USD	1,560(a)	127,159
1.00%	Standard Chartered Bank Ltd.	Deutsche Bank AG	9/20/19	Buy	EUR	8,570	(92,640)
1.00%	Standard Chartered Bank Ltd.	Citibank, N.A.	9/20/19	Buy	EUR	500	(5,405)
1.00%	Stanley Black & Decker, Inc.	Morgan Stanley & Co.	9/20/19	Buy	USD	4,500	(87,355)
1.00%	Stanley Black & Decker, Inc.	BNP Paribas SA	9/20/19	Buy	USD	230	(4,465)
1.00%	Tyco International Finance SA	JPMorgan Chase Bank, N.A.	9/20/19	Buy	USD	1,700	(48,388)
1.00%	Waste Management, Inc.	JPMorgan Chase Bank, N.A.	9/20/19	Buy	USD	2,357	(64,624)
1.00%	Weatherford International Ltd.	Barclays Bank Plc	6/20/18	Sell	USD	2,300(a)	26,327
1.00%	Weatherford International Ltd.	Barclays Bank Plc	6/20/18	Sell	USD	2,200(a)	25,183
1.00%	Weatherford International Ltd.	Deutsche Bank AG	6/20/18	Sell	USD	1,770(a)	20,266
1.00%	Weatherford International Ltd.	Morgan Stanley & Co.	6/20/18	Sell	USD	600(a)	6,870
1.00%	Weatherford International Ltd.	Morgan Stanley & Co.	6/20/19	Sell	USD	2,808(a)	(13,752)

Total (Premiums received $(1,470,751))							$(1,511,196)

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

59

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2014

Abbreviations used are defined below:

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

EUR - Euro

EURIBOR-Reuters - Euro Interbank Offered Rate

GBP - British Pound

JPY - Japanese Yen

KRW - South Korean Won

NOK - Norwegian Kroner

SEK - Swedish Krona

USD - United States Dollar

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Foreign Government Bonds	23.06%
Financials	14.73%
Telecom Services	5.52%
Consumer Staples	3.80%
Energy	3.61%
Utilities	3.00%
Consumer Discretionary	2.26%
Information Technology	1.24%
Industrials	0.88%
Other*	41.90%

100.00%

*	Includes cash, futures, options, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

60

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2014

	RBC	RBC	RBC	RBC
	BlueBay	BlueBay	BlueBay	BlueBay	RBC
	Emerging Market	Emerging Market	Global	Global	BlueBay
	Select	Corporate	High Yield	Convertible	Absolute
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Return Fund
Assets:
Investments, at value (cost $208,578,283, $22,041,654, $33,351,499, $20,880,073 and $530,240,708, respectively)	$199,697,073	$22,016,466	$32,856,323	$20,653,297	$529,944,615
Total return swaps at value (cost $2,637,021, $0, $0, $0 and $0, respectively)	2,191,495	—	—	—	—
Cash	—	—	57,558	1,019	—
Cash at broker for financial futures contracts	168,692	20,709	28,174	25,321	5,910,123
Segregated cash for options contracts and swap contracts	223,481	110,711	403,861	12,938	10,821,955
Foreign currency, at value (cost $98,890, $132,188, $590,258, $154,963 and $6,879,346, respectively)	97,088	129,262	580,014	151,481	6,839,437
Credit default swaps at value (premiums paid $0, $19,192, $10,714, $0 and $3,358,727, respectively)	—	18,979	9,831	—	3,874,061
Interest and dividends receivable	2,832,211	301,080	519,927	84,564	5,116,451
Receivable from advisor	—	—	—	—	285,384
Receivable for capital shares issued	424,330	—	—	—	5,689,332
Receivable for investments sold	16,065,204	283,512	1,941,622	278,412	11,793,044
Unrealized appreciation on futures contracts	—	11,251	151	—	752,509
Unrealized appreciation on interest rate swaps contracts	365,583	—	—	—	—
Unrealized appreciation on forward foreign exchange contracts	1,760,128	54,056	103,351	165,778	10,525,268
Prepaid expenses and other assets	17,344	16,835	16,862	9,961	27,645

Total Assets	223,842,629	22,962,861	36,517,674	21,382,771	591,579,824

Liabilities:
Cash overdraft	—	—	—	—	5,515
Payable for capital shares redeemed	12,468	—	851	199	357,294
Payable for investments purchased	5,050,021	209,925	1,774,417	124,428	11,988,693
Payable to broker	320,000	—	—	—	6,853,927
Distributions payable	94,396	7,472	4,043	633	465,432
Unfunded commitment for term loans	—	—	2,813	—	—
Written options, at value (premiums received $0, $0, $0, $16,000 and $0, respectively)	—	—	—	5,760	—
Credit default swaps at value (premiums received $0, $320, $0, $0 and $4,829,478, respectively)	—	1,993	—	—	5,385,257
Unrealized depreciation on forward foreign currency exchange contracts	902,050	17,847	3,420	755	1,838,953
Unrealized depreciation on interest rate swaps contracts	1,091,898	15,081	—	—	651,763
Unrealized depreciation on futures contracts	—	781	—	—	381,756
Foreign witholding tax payable	90,117	999	—	625	7,249
Accrued expenses and other payables:
Investment advisory fees	143,760	4,485	14,196	325	295,292
Accounting fees	4,298	3,509	3,557	3,504	5,641
Audit fees	39,000	39,000	42,100	45,100	45,375
Trustee fees	74	8	12	7	176
Distribution fees	21	22	25	—	19,194
Shareholder reports	748	38	57	38	5,095
Transfer agent fees	19,845	1,256	696	692	78,464
Other	50,050	10,513	11,313	7,543	62,075

Total Liabilities	7,818,746	312,929	1,857,500	189,609	28,447,151

Net Assets	$216,023,883	$22,649,932	$34,660,174	$21,193,162	$563,132,673

61

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2014

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund	RBC BlueBay Absolute Return Fund
Net Assets Consist Of:
Capital	$228,680,577	$22,554,141	$33,969,217	$19,322,197	$548,131,016
Undistributed net investment income and distributions in excess of net investment income	350,316	1,802	(4,043)	(138,332)	(465,432)
Accumulated net realized gains (losses) from investment transactions, futures contracts, swap contracts, written options and foreign currency	(3,690,521)	86,643	1,110,017	2,064,654	7,573,667
Net unrealized appreciation (depreciation) on investments, futures contracts, swap contracts, written options and foreign currency	(9,316,489)	7,346	(415,017)	(55,357)	7,893,422

Net Assets	$216,023,883	$22,649,932	$34,660,174	$21,193,162	$563,132,673

Net Assets:
Class A	$10,251	$10,631	$29,327	N/A	$6,365,074
Class C	N/A	N/A	N/A	N/A	6,951,616
Class I	216,013,632	22,639,301	34,630,847	$21,193,162	549,815,983

Total	$216,023,883	$22,649,932	$34,660,174	$21,193,162	$563,132,673

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,051	1,060	2,816	N/A	611,704
Class C	N/A	N/A	N/A	N/A	668,699
Class I	22,165,178	2,255,917	3,324,558	1,904,576	52,866,265

Total	22,166,229	2,256,977	3,327,374	1,904,576	54,146,668

Net Asset Values and Redemption Prices Per Share:
Class A	$9.75	$10.03	$10.41	N/A	$10.41

Class C	N/A	N/A	N/A	N/A	$10.40

Class I	$9.75	$10.04	$10.42	$11.13	$10.40

Maximum Offering Prices Per Share:
Class A	$10.18	$10.48	$10.87	N/A	$10.87

Maximum Sales Charge - Class A	4.25%	4.25%	4.25%	N/A	4.25%

See notes to financial statements.

62

FINANCIAL STATEMENTS

Statements of Operations

For the Year Ended September 30, 2014

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund	RBC BlueBay Absolute Return Fund
Investment Income:
Interest income	$10,486,708	$1,093,236	$1,952,012	$224,608	$13,587,496
Dividend income	52	—	2,008	62,548	—
Foreign tax withholding	(162,809)	(788)	—	(5,448)	(76,937)

Total Investment Income	10,323,951	1,092,448	1,954,020	281,708	13,510,559

Expenses:
Investment advisory fees	1,638,949	197,105	244,364	160,310	3,643,047
Distribution fees - Class A	21	22	46	—	5,380
Distribution fees - Class C	—	—	—	—	17,799
Accounting fees	53,244	44,038	44,630	44,003	67,288
Audit fees	42,918	42,918	46,018	54,868	45,543
Custodian fees	156,121	21,732	14,186	14,352	98,979
Insurance fees	6,555	6,555	6,555	6,555	5,340
Legal fees	5,051	989	1,947	8,137	89,959
Registration and filing fees	39,079	34,926	35,272	15,866	47,870
Shareholder reports	10,132	952	1,455	900	54,882
Transfer agent fees - Class A	4,746	4,746	4,774	—	5,369
Transfer agent fees - Class I	160,217	3,968	8,009	3,828	617,731
Transfer agent fees - Class C	—	—	—	—	2,791
Offering costs	—	—	—	—	17,015
Trustees’ fees	5,488	558	879	543	13,064
Other fees	23,959	15,370	19,854	11,573	54,441

Total expenses before fee waiver/reimbursement	2,146,480	373,879	427,989	320,935	4,786,498
Expenses waived/reimbursed by:
Advisor	(97,769)	(135,255)	(118,413)	(120,547)	(148,755)

Net Expenses	2,048,711	238,624	309,576	200,388	4,637,743

Net Investment Income	8,275,240	853,824	1,644,444	81,320	8,872,816

Realized/Unrealized Gains (Losses):
Net realized gains/(losses) on:
Investment transactions	672,574	267,506	843,013	2,043,665	26,318,006
Foreign currency transactions	(2,342,155)	5,591	165,843	162,922	2,781,194
Written options	—	(10,298)	(3,940)	(26,350)	4,250
Futures contracts	(136,016)	(17,868)	(20,415)	11,109	(12,430,215)
Swap agreements	(177,176)	(24,992)	(66,103)	—	(12,288,725)

Net realized gains (losses)	(1,982,773)	219,939	918,398	2,191,346	4,384,510

Net change in unrealized appreciation/(depreciation) on:
Investments	(2,381,967)	490,282	(703,429)	(1,520,718)	(8,737,629)
Foreign currency	324,830	42,725	308,638	285,999	13,589,331
Written options	—	234	—	10,240	—
Futures contracts	23,484	(4,876)	15,698	—	1,766,815
Swap contracts	(1,065)	(21,558)	7,951	—	(683,442)

Net unrealized gains (losses)	(2,034,718)	506,807	(371,142)	(1,224,479)	5,935,075

Change in net assets resulting from operations	$4,257,749	$1,580,570	$2,191,700	$1,048,187	$19,192,401

See notes to financial statements.

63

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Select Bond Fund
	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

From Investment Activities:
Operations:
Net investment income	$8,275,240	$4,896,871
Net realized losses from investments, foreign currency, futures contracts, written options and swap contracts transactions	(1,982,773)	(7,702,341)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	(2,034,718)	(9,631,844)

Change in net assets resulting from operations	4,257,749	(12,437,314)

Distributions to Class A Shareholders:
From net investment income	(185)	—
Return of capital	(154)	—
Distributions to Class I Shareholders:
From net investment income	(4,940,029)	(1,407,225)
From net realized gains	—	(2,397,176)
Return of capital	(3,355,683)	(3,527,048)

Change in net assets resulting from shareholder distributions	(8,296,051)	(7,331,449)

Capital Transactions:
Proceeds from shares issued	59,340,955	115,860,846
Distributions reinvested	6,954,853	6,153,471
Cost of shares redeemed	(32,115,324)	(38,460,514)

Change in net assets resulting from capital transactions	34,180,484	83,553,803

Net increase in net assets	30,142,182	63,785,040

Net Assets:
Beginning of year	185,881,701	122,096,661

End of year	$216,023,883	$185,881,701

Undistributed net investment income/distributions in excess of net investment income	$350,316	$(282,510)

Share Transactions:
Issued	5,948,052	10,663,181
Reinvested	698,218	581,271
Redeemed	(3,221,660)	(3,725,617)

Change in shares resulting from capital transactions	3,424,610	7,518,835

See notes to financial statements.

64

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Emerging Market Corporate Bond Fund
	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

From Investment Activities:
Operations:
Net investment income	$853,824	$757,340
Net realized gains from investments, foreign currency, futures contracts, written options and swap contracts transactions	219,939	94,317
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts, written options and swap contracts	506,807	(1,205,969)

Change in net assets resulting from operations	1,580,570	(354,312)

Distributions to Class A Shareholders:
From net investment income	(339)	—
Distributions to Class I Shareholders:
From net investment income	(851,519)	(767,798)
From net realized gains	(14,865)	(1,006,248)

Change in net assets resulting from shareholder distributions	(866,723)	(1,774,046)

Capital Transactions:
Proceeds from shares issued	2,665,426	2,023,812
Distributions reinvested	806,816	1,728,269
Cost of shares redeemed	(462,871)	(320,211)

Change in net assets resulting from capital transactions	3,009,371	3,431,870

Net increase in net assets	3,723,218	1,303,512

Net Assets:
Beginning of year	18,926,714	17,623,202

End of year	$22,649,932	$18,926,714

Undistributed net investment income	$1,802	$1,873

Share Transactions:
Issued	267,421	204,329
Reinvested	80,832	164,943
Redeemed	(46,845)	(29,641)

Change in shares resulting from capital transactions	301,408	339,631

See notes to financial statements.

65

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Global High Yield Bond Fund
	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

From Investment Activities:
Operations:
Net investment income	$1,644,444	$1,599,783
Net realized gains from investments, foreign currency, futures contracts, written options and swap contracts transactions	918,398	597,795
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	(371,142)	(757,776)

Change in net assets resulting from operations	2,191,700	1,439,802

Distributions to Class A Shareholders:
From net investment income	(880)	—
Distributions to Class I Shareholders:
From net investment income	(1,728,882)	(1,579,302)
From net realized gains	(327,407)	(941,326)

Change in net assets resulting from shareholder distributions	(2,057,169)	(2,520,628)

Capital Transactions:
Proceeds from shares issued	3,967,349	9,638,828
Distributions reinvested	2,024,604	2,514,122
Cost of shares redeemed	(984,810)	(4,178,069)

Change in net assets resulting from capital transactions	5,007,143	7,974,881

Net increase in net assets	5,141,674	6,894,055

Net Assets:
Beginning of year	29,518,500	22,624,445

End of year	$34,660,174	$29,518,500

Undistributed net investment income/distributions in excess of net investment income	$(4,043)	$264,209

Share Transactions:
Issued	376,691	906,493
Reinvested	193,016	237,892
Redeemed	(93,333)	(396,863)

Change in shares resulting from capital transactions	476,374	747,522

See notes to financial statements.

66

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Global Convertible Bond Fund
	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

From Investment Activities:
Operations:
Net investment income	$81,320	$387,365
Net realized gains from investments, futures contracts, witten options and foreign currency transactions	2,191,346	1,533,992
Net change in unrealized appreciation/(depreciation) on investments, foreign currency and written options	(1,224,479)	441,616

Change in net assets resulting from operations	1,048,187	2,362,973

Distributions to Class I Shareholders:
From net investment income	(741,593)	(378,776)
From net realized gains	(1,121,705)	(352,720)

Change in net assets resulting from shareholder distributions	(1,863,298)	(731,496)

Capital Transactions:
Proceeds from shares issued	1,486,805	2,500
Distributions reinvested	1,859,797	731,176
Cost of shares redeemed	(1,458)	(479,977)

Change in net assets resulting from capital transactions	3,345,144	253,699

Net increase in net assets	2,530,033	1,885,176

Net Assets
Beginning of year	18,663,129	16,777,953

End of year	$21,193,162	$18,663,129

Undistributed net investment income/distributions in excess of net investment income	$(138,332)	$421,659

Share Transactions:
Issued	132,096	235
Reinvested	169,004	67,229
Redeemed	(130)	(42,927)

Change in shares resulting from capital transactions	300,970	24,537

See notes to financial statements.

67

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Absolute Return Fund
	For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
From Investment Activities:
Operations:
Net investment income	$8,872,816	$3,385,654
Net realized losses from investments, foreign currency, futures contracts, written options and swap contracts transactions	4,384,510	(1,075,155)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	5,935,075	1,958,347

Change in net assets resulting from operations	19,192,401	4,268,846

Distributions to Class A Shareholders:
From net investment income	(22,095)	—
Distributions to Class C Shareholders:
From net investment income	(5,208)	—
Distributions to Class I Shareholders:
From net investment income	(8,105,671)	(413,992)
From net realized gains	—	(5,959)
Return of capital	—	(2,211,409)

Change in net assets resulting from shareholder distributions	(8,132,974)	(2,631,360)

Capital Transactions:
Proceeds from shares issued	267,410,143	659,568,220
Distributions reinvested	617,172	111,739
Cost of shares redeemed	(224,824,785)	(152,446,729)

Change in net assets resulting from capital transactions	43,202,530	507,233,230

Net increase in net assets	54,261,957	508,870,716
Net Assets:
Beginning of period	508,870,716	—

End of period	$563,132,673	$508,870,716

Undistributed net investment income/distributions in excess of net investment income	$(465,432)	$1,236,271

Share Transactions:
Issued	25,581,882	65,198,790
Reinvested	59,198	11,016
Redeemed	(21,651,858)	(15,052,360)

Change in shares resulting from capital transactions	3,989,222	50,157,446

(a)	For the period from November 30, 2012 (commencement of operations) to September 30, 2013.

See notes to financial statements.

68

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Select Bond Fund

(Selected data for a share outstanding throughout the period indicated)

For the Period Ended September 30, 2014(a)
Class A
Per Share Operating Performance:
Net asset value, beginning of period	$9.83

Net investment income(b)	0.33
Realized and unrealized gains	(0.08)

Total from investment activities	0.25

Distributions:
Net investment income	(0.18)
Return of capital	(0.15)

Total distributions	(0.33)

Net asset value, end of period	$9.75

Total Return:*(c)	2.51%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.25%(e)
Ratio of Net Investment Income to Average Net Assets	3.91%(e)
Ratio of Expenses to Average Net Assets**	53.32%(e)

Net assets, end of period (in thousands)	$10
Portfolio turnover***	233%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

69

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Select Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I
Per Share Operating Performance:
Net asset value, beginning of period	$9.92	$10.88	$10.00

Net investment income(b)	0.40	0.30	0.24
Realized and unrealized gains (losses)	(0.17)	(0.78)	0.91

Total from investment activities	0.23	(0.48)	1.15

Distributions:
Net investment income	(0.24)	(0.11)	(0.27)
Realized gains	—	(0.18)	—
Return of capital	(0.16)	(0.19)	—

Total distributions	(0.40)	(0.48)	(0.27)

Net asset value, end of period	$9.75	$9.92	$10.88

Total Return:(c)	2.32%	(4.70)%	11.60%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00%	1.00%	1.00%(e)
Ratio of Net Investment Income to Average Net Assets	4.04%	2.79%	2.76%(e)
Ratio of Expenses to Average Net Assets*	1.05%	1.10%	1.59%(e)

Net assets, end of period (in thousands)	$216,014	$185,882	$122,097
Portfolio turnover**	233%	203%	110%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

70

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Corporate Bond Fund

(Selected data for a share outstanding throughout the period indicated)

For the Period Ended September 30, 2014(a)
Class A
Per Share Operating Performance:
Net asset value, beginning of period	$9.75

Net investment income(b)	0.32
Realized and unrealized gains	0.29

Total from investment activities	0.61

Distributions:
Net investment income	(0.33)

Total distributions	(0.33)

Net asset value, end of period	$10.03

Total Return:*(c)	6.27%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.40%(e)
Ratio of Net Investment Income to Average Net Assets	3.86%(e)
Ratio of Expenses to Average Net Assets**	53.53%(e)

Net assets, end of period (in thousands)	$11
Portfolio turnover***	180%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

71

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Corporate Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I
Per Share Operating Performance:
Net asset value, beginning of period	$9.68	$10.91	$10.00

Net investment income(b)	0.41	0.43	0.37
Realized and unrealized gains (losses)	0.37	(0.60)	0.91

Total from investment activities	0.78	(0.17)	1.28

Distributions:
Net investment income	(0.41)	(0.44)	(0.37)
Realized gains	(0.01)	(0.62)	—

Total distributions	(0.42)	(1.06)	(0.37)

Net asset value, end of period	$10.04	$9.68	$10.91

Total Return:(c)	8.02%	(1.98)%	13.06%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.15%	1.15%	1.15%(e)
Ratio of Net Investment Income to Average Net Assets	4.12%	4.18%	4.24%(e)
Ratio of Expenses to Average Net Assets*	1.78%	1.96%	3.10%(e)

Net assets, end of period (in thousands)	$22,639	$18,927	$17,623
Portfolio turnover**	180%	182%	151%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

72

FINANCIAL HIGHLIGHTS

RBC BlueBay Global High Yield Bond Fund

(Selected data for a share outstanding throughout the period indicated)

For the Period Ended September 30, 2014(a)
Class A
Per Share Operating Performance:
Net asset value, beginning of period	$10.41

Net investment income(b)	0.41
Realized and unrealized gains	0.04

Total from investment activities	0.45

Distributions:
Net investment income	(0.45)

Total distributions	(0.45)

Net asset value, end of period	$10.41

Total Return:*(c)	4.38%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.20%(e)
Ratio of Net Investment Income to Average Net Assets	4.62%(e)
Ratio of Expenses to Average Net Assets**	25.84%(e)

Net assets, end of period (in thousands)	$29
Portfolio turnover***	116%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

73

FINANCIAL HIGHLIGHTS

RBC BlueBay Global High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I

Per Share Operating Performance:
Net asset value, beginning of period	$10.35	$10.76	$10.00

Net investment income(b)	0.53	0.60	0.53
Realized and unrealized gains (losses)	0.21	(0.02)	0.76

Total from investment activities	0.74	0.58	1.29

Distributions:
Net investment income	(0.56)	(0.60)	(0.53)
Realized gains	(0.11)	(0.39)	—

Total distributions	(0.67)	(0.99)	(0.53)

Net asset value, end of period	$10.42	$10.35	$10.76

Total Return:(c)	7.36%	5.54%	13.16%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.95%	0.95%	0.95%(e)
Ratio of Net Investment Income to Average Net Assets	5.05%	5.64%	6.15%(e)
Ratio of Expenses to Average Net Assets*	1.30%	1.52%	2.40%(e)

Net assets, end of period (in thousands)	$34,631	$29,519	$22,624
Portfolio turnover**	116%	117%	87%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

74

FINANCIAL HIGHLIGHTS

RBC BlueBay Global Convertible Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I

Per Share Operating Performance:
Net asset value, beginning of period	$11.64	$10.63	$10.00

Net investment income(b)	0.05	0.24	0.22
Realized and unrealized gains (losses)	0.59	1.23	0.64

Total from investment activities	0.64	1.47	0.86

Distributions:
Net investment income	(0.45)	(0.24)	(0.23)
Realized gains	(0.70)	(0.22)	—

Total distributions	(1.15)	(0.46)	(0.23)

Net asset value, end of period	$11.13	$11.64	$10.63

Total Return:(c)	5.75%	14.20%	8.65%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00%	1.00%	1.00%(e)
Ratio of Net Investment Income to Average Net Assets	0.41%	2.18%	2.56%(e)
Ratio of Expenses to Average Net Assets*	1.60%	1.77%	2.89%(e)

Net assets, end of period (in thousands)	$21,193	$18,663	$16,778
Portfolio turnover**	139%	91%	25%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

75

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the period indicated)

For the Period Ended September 30, 2014(a)
Class A

Per Share Operating Performance:
Net asset value, beginning of period	$10.26

Net investment income(b)	0.10
Realized and unrealized gains	0.18

Total from investment activities	0.28

Distributions:
Net investment income	(0.13)

Total distributions	(0.13)

Net asset value, end of period	$10.41

Total Return:*(c)	2.61%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.20%(e)
Ratio of Net Investment Income to Average Net Assets	1.16%(e)
Ratio of Expenses to Average Net Assets**	1.35%(e)

Net assets, end of period (in thousands)	$6,365
Portfolio turnover***	218%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

76

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the period indicated)

For the Period Ended September 30, 2014(a)
Class C

Per Share Operating Performance:
Net asset value, beginning of period	$10.52

Net investment income(b)	0.02
Realized and unrealized losses	(0.13)

Total from investment activities	(0.11)

Distributions:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$10.40

Total Return:*(c)	(1.16)%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.95%(e)
Ratio of Net Investment Income to Average Net Assets	0.37%(e)
Ratio of Expenses to Average Net Assets**	1.96%(e)

Net assets, end of period (in thousands)	$6,952
Portfolio turnover***	218%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from June 24, 2014 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

77

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
Class I

Per Share Operating Performance:
Net asset value, beginning of period	$10.15	$10.00

Net investment income(b)	0.19	0.11
Realized and unrealized gains	0.24	0.12

Total from investment activities	0.43	0.23

Distributions:
Net investment income	(0.18)	(0.02)
Realized gains	—	— (c)
Return of capital	—	(0.06)

Total distributions	(0.18)	(0.08)

Net asset value, end of period	$10.40	$10.15

Total Return:(d)	4.12%	2.31%(e)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.95%	0.95%(f)
Ratio of Net Investment Income to Average Net Assets	1.83%	1.27%(f)
Ratio of Expenses to Average Net Assets*	0.98%	0.97%(f)

Net assets, end of period (in thousands)	$549,816	$508,871
Portfolio turnover**	218%	338%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2012 (commencement of operations) to September 30, 2013.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.

See notes to financial statements.

78

NOTES TO FINANCIAL STATEMENTS

September 30, 2014

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

The Funds offer three share classes: Class I shares are offered by each fund; Class A shares are offered by each fund except Global Convertible Bond Fund and Class C shares are only offered by Absolute Return Fund. Class A shares are offered with a 4.25% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class C shares are offered with a 1.00% CDSC for redemption within 12 months of purchase. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay“ or “Sub-Advisor”) acts as a sub-advisor for each of the BlueBay Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the Global High Yield Bond Fund and the Absolute Return Fund (effective November 27, 2013). The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies:

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end

79

NOTES TO FINANCIAL STATEMENTS

investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less then 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Option contracts traded in the over-the-counter market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance, and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used

80

NOTES TO FINANCIAL STATEMENTS

when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•   Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•   Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

•   Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

81

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Select Bond Fund Assets:
Investments in Securities(a)
Corporate Bonds	$—	$23,307,193	$—	$23,307,193
Foreign Government Bonds	—	154,768,044	—	154,768,044
Investment Company	21,621,836	—	—	21,621,836
Other Financial Instruments*
Interest rate contracts:
Interest rate swaps	—	365,583	—	365,583
Foreign currency exchange contracts - forward contracts	—	1,760,128	—	1,760,128
Credit contracts:
Total return swaps	—	2,191,495		2,191,495

Total Assets	$21,621,836	$182,392,443	$—	$204,014,279

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Interest rate swaps	$—	$(1,091,898)	$—	$(1,091,898)
Foreign currency exchange contracts - forward contracts	—	(902,050)	—	(902,050)

Total Liabilities	$—	$(1,993,948)	$—	$(1,993,948)

Emerging Market Corporate Bond Fund Assets:
Investments in Securities(a)
Corporate Bonds	$—	$20,520,567	$—	$20,520,567
Investment Company	1,495,899	—	—	1,495,899
Other Financial Instruments*
Credit contracts:
Credit default swaps	—	18,979	—	18,979
Interest rate contracts:
Financial futures contracts	11,251	—	—	11,251
Foreign currency exchange contracts - forward contracts	—	54,056	—	54,056

Total Assets	$1,507,150	$20,593,602	$—	$22,100,752

Liabilities:
Other Financial Instruments*
Credit contracts:
Credit default swaps	$—	$(1,993)	$—	$(1,993)
Foreign currency exchange contracts - forward contracts	—	(17,847)	—	(17,847)
Interest rate contracts:
Financial futures contracts	(781)	—	—	(781)
Interest rate swaps	—	(15,081)	—	(15,081)

Total Liabilities	$(781)	$(34,921)	$—	$(35,702)

82

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global High Yield Bond Fund Assets:
Investments in Securities(a)
Bank Loans	$—	$3,471,490	$—	$3,471,490
Corporate Bonds	—	26,719,162	—	26,719,162
Common Stocks	110,281	16,175	—	126,456
Investment Company	2,292,512	—	—	2,292,512
Preferred Stock	—	221,645	—	221,645
Warrants/Rights	—	25,058	—	25,058
Other Financial Instruments*
Credit contracts:
Credit default swaps	—	9,831	—	9,831
Foreign currency exchange contracts - forward contracts	—	103,351	—	103,351
Interest rate contracts:
Financial futures contracts	151	—	—	151

Total Assets	$2,402,944	$30,566,712	$—	$32,969,656

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(3,420)	$—	$(3,420)

Total Liabilities	$—	$(3,420)	$—	$(3,420)

Global Convertible Bond Fund Assets:
Investments in Securities(a)
Convertible Bonds	$—	$19,061,460	$—	$19,061,460
Foreign Government Bonds	—	214,799	—	214,799
Investment Company	846,343	—	—	846,343
Common Stock	476,905	—	—	476,905
Other Financial Instruments*
Equity contracts:
Purchased options	53,790	—	—	53,790
Foreign currency exchange contracts - forward contracts	—	165,778	—	165,778

Total Assets	$1,377,038	$19,442,037	$—	$20,819,075

Liabilities:
Other Financial Instruments*
Equity contracts:
Written options	$(5,760)	$—	$—	$(5,760)
Foreign currency exchange contracts - forward contracts	—	(755)	—	(755)

Total Liabilities	$(5,760)	$(755)	$—	$(6,515)

83

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Absolute Return Fund Assets:
Investments in Securities(a)
Corporate Bonds	$—	$197,255,239	$—	$197,255,239
Foreign Government Bonds	—	129,817,832	—	129,817,832
Investment Company	202,771,494	—	—	202,771,494
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	752,509	—	—	752,509
Credit contracts:
Credit default swaps	—	3,874,061	—	3,874,061
Equity contracts:
Purchased options	100,050	—	—	100,050
Foreign currency exchange contracts - forward contracts	—	10,525,268	—	10,525,268

Total Assets	$203,624,053	$341,472,400	$—	$545,096,453

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	$(381,756)	$—	$—	$(381,756)
Interest rate swaps	—	(651,763)	—	(651,763)
Credit contracts:
Credit default swaps	—	(5,385,257)	—	(5,385,257)
Foreign currency exchange contracts - forward contracts	—	(1,838,953)	—	(1,838,953)

Total Liabilities	$(381,756)	$(7,875,973)	$—	$(8,257,729)

(a) The breakdown of the Fund’s investments by country is disclosed in the Schedules of Portfolio Investments.

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at fair value.

During the year ended September 30, 2014, the Funds recognized no transfers to/from Level 1 or Level

2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to US Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

84

NOTES TO FINANCIAL STATEMENTS

Financial Instruments:

Payment-In-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the year ended September 30, 2014, the total in-kind payments received by the Global High Yield Bond Fund with respect to PIKs constituted less then 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Collateral pledged for open futures contracts is included in the cash at broker for futures contracts shown on the Statement of Assets and Liabilities at September 30, 2014.

85

NOTES TO FINANCIAL STATEMENTS

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Global Convertible Bond Fund and Absolute Return Fund had outstanding options as of September 30, 2014.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter (“OTC”) options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain on the contract (as writer).

86

NOTES TO FINANCIAL STATEMENTS

A summary of the Emerging Market Corporate Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2013	3	$188
Options written	109,846	35,970
Options terminated in closing purchase transactions	—	—
Options exercised	(158)	(32,844)
Options expired	(109,691)	(3,314)

Contracts outstanding at September 30, 2014	—	$—

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:
	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2013	—	$—
Options written	344	42,607
Options terminated in closing purchase transactions	—	—
Options exercised	(322)	(15,207)
Options expired	(22)	(27,400)

Contracts outstanding at September 30, 2014	—	$—

A summary of the Global Convertible Bond Fund written option transactions for the period is as follows:
	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2013	—	$—
Options written	63	50,100
Options terminated in closing purchase transactions	—	—
Options exercised	(31)	(34,100)
Options expired	—	—

Contracts outstanding at September 30, 2014	32	$16,000

A summary of the Absolute Return Fund written option transactions for the period is as follows:
	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2013	—	$—
Options written	272	63,750
Options terminated in closing purchase transactions	—	—
Options exercised	(272)	(63,750)
Options expired	—	—

Contracts outstanding at September 30, 2014	—	$—

87

NOTES TO FINANCIAL STATEMENTS

Forward Foreign Currency Exchange Contracts:

The Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of forward contracts at period end are included in the Schedule of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements as of September 30, 2014.

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the

88

NOTES TO FINANCIAL STATEMENTS

seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Portfolio Investments under the caption “Interest rate swaps, “Cross currency swaps”, “Credit default swaps” and “Total return swaps”.

Fair Values of Derivative Instruments as of September 30, 2014 are as follows(1):

Fair Values of Derivative Financial Instruments as of September 30, 2014

Statement of Assets and Liabilities Location

Asset Derivatives

	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Credit risk:
Credit default swaps, at value	$—	$18,979	$9,831	$—	$3,874,061
Total return swaps, at value	2,191,495	—	—	—	—
Equity risk:
Investments, at value (call options purchased)	—	—	—	31,550	—
Investments, at value (put options purchased)	—	—	—	22,240	100,050
Foreign currency exchange risk:
Unrealized appreciation on forward foreign currency exchange contracts	1,760,128	54,056	103,351	165,778	10,525,268
Interest rate risk:
Unrealized appreciation on futures contracts	—	11,251	151	—	752,509
Unrealized appreciation on interest rate swaps contracts	365,583	—	—	—	—

Total	$4,317,206	$84,286	$113,333	$219,568	$15,251,888

89

NOTES TO FINANCIAL STATEMENTS

Liability Derivatives

Credit risk:
Credit default swaps, at value	$—	$1,993	$—	$—	$5,385,257
Equity risk:
Written options, at value	—	—	—	5,760	—
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	902,050	17,847	3,420	755	1,838,953
Interest rate risk:
Unrealized depreciation on futures contracts	—	781	—	—	381,756
Unrealized depreciation on interest rate swaps contracts	1,091,898	15,081	—	—	651,763

Total	$1,993,948	$35,702	$3,420	$6,515	$8,257,729

The effect of Derivative Instruments on the Statement of Operations during the year ended September 30, 2014 is as follows:

Derivative Instruments Categorized by Risk Exposure	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Net realized Gain (Loss) From:
Credit Risk:
Credit default swaps	$—	$(21,864)	$(66,103)	$—	$(2,798,107)
Equity Risk:
Written options	—	—	(3,940)	(26,350)	—
Purchased options(2)	—	—	(35,115)	3,429	(110,798)
Interest Rate Risk:
Financial futures contracts	(136,016)	(17,868)	(20,415)	11,109	(12,430,215)
Interest rate swaps	(41,107)	1,048	—	—	(9,490,618)
Total Return swaps	126,262	—	—	—	—
Written options	—	(10,298)	—	—	4,250
Purchased options(2)	—	(5,113)	—	—	—
Foreign currency exchange risk:
Cross currency swaps	(262,331)	(4,176)	—	—	—
Forward foreign currency exchange contracts(3)	2,112,555	(3,103)	(69,562)	179,561	(5,394,643)
Purchased options(2)	—	—	—	—	694,425

Total	$1,799,363	$(61,374)	$(195,135)	$167,749	$(29,525,706)

90

NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Net Change in Unrealized Appreciation/Depreciation From:
Credit Risk:
Credit default swaps	$—	$(6,477)	$7,951	$—	$(970,821)
Equity Risk:
Call options purchased(4)	—	—	—	(8,343)	—
Put options purchased(4)	—	—	—	(25,760)	—
Written options	—	234	—	10,240	—
Interest Rate Risk:
Call options purchased(4)	—	(7,719)	—	—	—
Financial futures contracts	23,484	(4,876)	15,698	—	1,766,815
Interest rate swaps	151,651	(15,081)	—	—	287,379
Total return swaps	(152,716)	—	—	—	—
Foreign currency exchange risk:
Put options purchased(4)	—	—	—	—	—
Forward foreign currency exchange contracts(5)	430,709	39,842	364,876	290,071	13,951,505

Total	$453,128	$5,923	$388,525	$266,208	$15,034,878

(1) For open derivative instruments as of September 30, 2014, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts and interest rate contracts.

(2) Included in net realized gains/(losses) on investment transactions on Statement of Operations.

(3) Included in net realized gains/(losses) on foreign currency transactions on Statement of Operations.

(4) Included in net change in unrealized appreciation/(depreciation) on investments on Statement of Operations.

(5) Included in net change in unrealized appreciation/(depreciation) on foreign currency on Statement of Operations.

For the year ended September 30, 2014, the average volume of derivative activities are as follows:

	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Futures short position (contracts)	19	11	16	—	2,719
Futures long position (contracts)	—	4	—	—	55
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$77,533,294	$1,338,362	$7,034,688	$7,457,024	$306,356,387
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	87,169,030	341,273	142,948	140,128	48,307,552
Purchased options (Cost $)	—	7,773	8,618	37,723	25,013
Written Options (Premium received $)	—	2,048	3,600	4,000	—
Interest rate swaps (Notional Amount in U.S. Dollars)	47,378,840	238,409	—	—	119,449,353
Credit default swaps (Notional Amount in U.S. Dollars)	2,113,403	733,032	760,209	—	145,540,617
Cross currency swaps (Notional Amount in U.S. Dollars)	—	16,500	—	—	—
Total return swaps (Notional Amount in U.S. Dollars)	1,870,081	—	—	—	—

91

NOTES TO FINANCIAL STATEMENTS

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

92

NOTES TO FINANCIAL STATEMENTS

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

At September 30, 2014, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows:

Emerging Market Select Bond Fund	Assets	Liabilities

Derivative Financial Instruments:
Swaps	$2,557,078	$1,091,898
Foreign Currency Exchange Contracts	1,760,128	902,050

Total derivative assets and liabilities in the Statement of Assets and Liabilities	4,317,206	1,993,948

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(1,596,387)	—

Total derivative assets and liabilities subject to a MNA	$2,720,819	$1,993,948

Emerging Market Corporate Bond Fund	Assets	Liabilities

Derivative Financial Instruments:
Swaps	$18,979	$17,074
Financial Futures Contracts	11,251	781
Foreign Currency Exchange Contracts	54,056	17,847

Total derivative assets and liabilities in the Statement of Assets and Liabilities	84,286	35,702

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$84,286	$35,702

Global High Yield Bond Fund	Assets	Liabilities

Derivative Financial Instruments:
Swaps	$9,831	$—
Financial Futures Contracts	151	—
Foreign Currency Exchange Contracts	103,351	3,420

Total derivative assets and liabilities in the Statement of Assets and Liabilities	113,333	3,420

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$113,333	$3,420

93

NOTES TO FINANCIAL STATEMENTS

Global Convertible Bond Fund	Assets	Liabilities

Derivative Financial Instruments:
Call Options Purchased	$31,550	$—
Put Options Purchased	22,240	—
Put Options Written	—	5,760
Foreign Currency Exchange Contracts	165,778	755

Total derivative assets and liabilities in the Statement of Assets and Liabilities	219,568	6,515

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$219,568	$6,515

Absolute Return Fund	Assets	Liabilities

Derivative Financial Instruments:
Swaps	$3,874,061	$6,037,020
Financial Futures Contracts	752,509	381,756
Put Options Purchased	100,050	—
Foreign Currency Exchange Contracts	10,525,268	1,838,953

Total derivative assets and liabilities in the Statement of Assets and Liabilities	15,251,888	8,257,729

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$15,251,888	$8,257,729

The following tables present the Funds’ derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Funds as of September 30, 2014:

	Amount of Assets	Derivatives	Non-cash	Cash	Net Amount
	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Emerging Market Select Bond Fund	by Counterparty	Offset[1]	Received[2]	Received[2]	Assets[3]

Counterparty
Citibank, N.A.	$1,773,811	$(1,242,379)	$—	$(320,000)	$211,432
Citigroup Global Markets, Inc.	252,351	(96,854)	—	—	155,497
Deutsche Bank AG	499,599	(469,236)	—	—	30,363
JPMorgan Chase Bank, N.A.	195,058	(142,476)	—	—	52,582

Total	$2,720,819	$(1,950,945)	$—	$(320,000)	$449,874

	Amount of Assets	Derivatives	Non-cash	Cash	Net Amount
	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Emerging Market Corporate Bond Fund	by Counterparty	Offset[1]	Received[2]	Received[2]	Assets[3]

Counterparty
BNP Paribas SA	$8,974	$(1,281)	$—	$—	$7,693
Citibank, N.A.	64,061	(32,476)	—	—	31,585
Citigroup Global Markets, Inc.	11,251	(781)	—	—	10,470

Total	$84,286	$(34,538)	$—	$—	$49,748

94

NOTES TO FINANCIAL STATEMENTS

	Amount of Assets	Derivatives	Non-cash	Cash	Net Amount
	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Global High Yield Bond Fund	by Counterparty	Offset[1]	Received[2]	Received[2]	Assets[3]

Counterparty
Barclays Bank Plc	$ 5,735	$—	$—	$—	$5,735
Citibank, N.A.	103,351	(3,420)	—	—	99,931
Citigroup Global Markets, Inc.	151	—	—	—	151
JPMorgan Chase Bank, N.A.	1,638	—	—	—	1,638
Morgan Stanley & Co.	2,458	—	—	—	2,458

Total	$ 113,333	$(3,420)	$—	$—	$109,913

	Amount of Assets	Derivatives	Non-cash	Cash	Net Amount
	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Global Convertible Bond Fund	by Counterparty	Offset[1]	Received[2]	Received[2]	Assets[3]

Counterparty
Citibank, N.A.	$ 165,778	$(755)	$—	$—	$165,023
Credit Suisse Securities (USA) LLC	53,790	(5,760)	—	—	48,030

Total	$ 219,568	$(6,515)	$—	$—	$213,053

	Amount of Assets	Derivatives	Non-cash	Cash	Net Amount
	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Absolute Return Fund	by Counterparty	Offset[1]	Received[2]	Received[2]	Assets[3]

Counterparty
Barclays Bank Plc	$ 325,422	$(123,336)	$—	$(202,086)	$—
BNP Paribas SA	164,881	(164,881)	—	—	—
Citibank, N.A.	10,562,024	(1,951,031)	—	(3,966,000)	4,644,993
Credit Suisse Securities (USA) LLC	752,509	(381,756)	—	—	370,753
Deutsche Bank AG	430,442	(192,341)	—	(85,000)	153,101
JPMorgan Chase Bank, N.A.	1,921,965	(1,921,965)	—	—	—
Morgan Stanley & Co.	1,094,645	(238,934)	—	(855,711)	—

Total	$ 15,251,888	$(4,974,244)	$—	$(5,108,797)	$5,168,847

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2 Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

3 Net amount represents the net amount receivable from the counterparty in the event of default.

The following tables present the Funds’ derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Funds as of September 30, 2014:

	Amount of Liabilities	Derivatives	Non-cash	Cash	Net Amount
	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Emerging Market Select Bond Fund	by Counterparty	Offset[1]	Pledged[2]	Pledged[2]	Liabilities[3]

Counterparty
BNP Paribas SA	$ 43,003	$—	$—	$—	$43,003
Citigroup Global Markets, Inc.	96,854	(96,854)	—	—	—
Citibank, N.A.	1,242,379	(1,242,379)	—	—	—
Deutsche Bank AG	469,236	(469,236)	—	—	—
JPMorgan Chase Bank, N.A.	142,476	(142,476)	—	—	—

Total	$1,993,948	$(1,950,945)	$—	$—	$43,003

95

NOTES TO FINANCIAL STATEMENTS

	Amount of Liabilities	Derivatives	Non-cash	Cash	Net Amount
	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Emerging Market Corporate Bond Fund	by Counterparty	Offset[1]	Pledged[2]	Pledged[2]	Liabilities[3]

Counterparty
BNP Paribas SA	$1,281	$(1,281)	$—	$—	$—
Citibank, N.A.	32,476	(32,476)	—	—	—
Citigroup Global Markets, Inc.	781	(781)	—	—	—
Deutsche Bank AG	1,164	—	—	—	1,164

Total	$35,702	$(34,538)	$—	$—	$1,164

	Amount of Liabilities	Derivatives	Non-cash	Cash	Net Amount
	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Global High Yield Bond Fund	by Counterparty	Offset[1]	Pledged[2]	Pledged[2]	Liabilities[3]

Counterparty
Citibank, N.A.	$3,420	$(3,420)	$—	$—	$—

Total	$3,420	$(3,420)	$—	$—	$—

	Amount of Liabilities	Derivatives	Non-cash	Cash	Net Amount
	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Global Convertible Bond Fund	by Counterparty	Offset[1]	Pledged[2]	Pledged[2]	Liabilities[3]

Counterparty
Citibank, N.A.	$755	$(755)	$—	$—	$—
Credit Suisse Securities (USA) LLC	5,760	(5,760)	—	—	—

Total	$6,515	$(6,515)	$—	$—	$—

	Amount of Liabilities	Derivatives	Non-cash	Cash	Net Amount
	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Absolute Return Fund	by Counterparty	Offset[1]	Pledged[2]	Pledged[2]	Liabilities[3]

Counterparty
Barclays Bank Plc	$123,336	$(123,336)	$—	$—	$—
BNP Paribas SA	402,641	(164,881)	—	(237,760)	—
Citibank, N.A.	1,951,031	(1,951,031)	—	—	—
Credit Suisse Securities (USA) LLC	381,756	(381,756)	—	—	—
Deutsche Bank AG	192,341	(192,341)	—	—	—
JPMorgan Chase Bank, N.A.	4,967,690	(1,921,965)	—	(3,045,725)	—
Morgan Stanley & Co.	238,934	(238,934)	—	—	—

Total	$8,257,729	$(4,974,244)	$—	$(3,283,485)	$—

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2 Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.

3 Net amount represents the net amount payable to the counterparty in the event of default.

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance (i.e., AMBAC and MBIA).

Offering Costs:

Upon commencement of operations, offering costs associated with the establishment of the Funds were incurred by the Funds. Offering costs are amortized and included in expenses over a 12-month period beginning with the commencement of operations and are included in the Statement of Operations.

96

NOTES TO FINANCIAL STATEMENTS

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., expiring capital loss carryforward), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

For the period ended September 30, 2014, permanent differences and reclassification amounts due to non-deductible organizational costs and swap, currency and hybrid reclasses were as follows:

		Increase/(Decrease)	Increase/(Decrease)
	Increase/(Decrease)	Accumulated	Accumulated
	Paid in Capital	Net Investment Income	Realized Gain/(Loss)
Emerging Market Select Bond Fund	$ —	$(2,702,200)	$2,702,200
Emerging Market Corporate Bond Fund	—	(2,037)	2,037
Global High Yield Bond Fund	—	(182,934)	182,934
Global Convertible Bond Fund	(1,681)	100,282	(98,601)
Absolute Return Fund	(17,016)	(2,441,545)	2,458,561

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the Agreement, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Select Bond Fund	0.80%
Emerging Market Corporate Bond Fund	0.95%
Global High Yield Bond Fund	0.75%
Global Convertible Bond Fund	0.80%
Absolute Return Fund	0.75%

97

NOTES TO FINANCIAL STATEMENTS

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Funds to the following levels pursuant to an Expense Limitation Agreement.

	Class A	Class C	Class I
	Annual Rate	Annual Rate	Annual Rate
Emerging Market Select Bond Fund	1.25%	N/A	1.00%
Emerging Market Corporate Bond Fund	1.40%	N/A	1.15%
Global High Yield Bond Fund	1.20%	N/A	0.95%
Global Convertible Bond Fund	N/A	N/A	1.00%
Absolute Return Fund	1.20%	1.95%	0.95%

This Expense Limitation Agreement is in place until January 31, 2016 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At September 30, 2014, the amounts subject to possible recoupment under the Expense Limitation Agreement were $566,883, $570,181, $561,314, $533,553 and $211,925 for the Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund and Absolute Return Fund, respectively.

Each of the Funds are sub-advised by BlueBay and the Global High Yield Bond Fund and Absolute Return Fund are also sub-advised by BlueBay US (effective November 27, 2013), which are wholly-owned subsidiaries of Royal Bank of Canada, which is a parent company of the Advisor. The Sub-Advisors are paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the Administrative Services Agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the Administrative Services Agreement, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $35,000 ($41,500 effective October 1, 2014). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

98

NOTES TO FINANCIAL STATEMENTS

In conjunction with the launch of each of the Funds, the Advisor invested seed capital in each Fund to provide each Fund with its initial investment assets. The table below shows, as of September 30, 2014, each Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund
Emerging Market Select Bond Fund	$216,023,883	1,051	0.01%
Emerging Market Corporate Bond Fund	$22,649,932	1,791,184	79.4%
Global High Yield Bond Fund	$34,660,174	2,461,561	74.0%
Global Convertible Bond Fund	$21,193,162	1,766,981	92.8%

4. Fund Distribution:

Each of the Funds except Global Convertible Bond Fund has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A and C.

	Class A		Class C
12b-1 Plan Fee	0.25	%*	1.00%

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A and C. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the year ended September 30, 2014, there were no fees waived by the Distributor.

For the year ended September 30, 2014, the Distributor received commissions of $163,710 from front-end sales charges of Class A shares of the Funds, of which $5,471 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares or Class C shares of the Funds during the year ended September 30, 2014.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended September 30, 2014 were as follows:

	Purchases	Sales
Emerging Market Select Bond Fund	$425,926,227	$390,695,046
Emerging Market Corporate Bond Fund	37,041,535	34,384,344
Global High Yield Bond Fund	39,095,440	35,379,646
Global Convertible Bond Fund	29,241,309	26,626,324
Absolute Return Fund	624,019,539	620,533,327

99

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging		Emerging
	Market Select		Market Corporate
	Bond Fund		Bond Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2014(a)	2013	2014(a)	2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10,000	$—	$10,000	$—
Distributions reinvested	339	—	339	—
Cost of shares redeemed	—	—	—	—

Change in Class A	$10,339	$—	$10,339	$—

Class I
Proceeds from shares issued	$59,330,955	$115,860,846	$2,655,426	$2,023,812
Distributions reinvested	6,954,514	6,153,471	806,477	1,728,269
Cost of shares redeemed	(32,115,324)	(38,460,514)	(462,871)	(320,211)

Change in Class I	$34,170,145	$83,553,803	$2,999,032	$3,431,870

Change in net assets resulting from capital transactions	$34,180,484	$83,553,803	$3,009,371	$3,431,870

SHARE TRANSACTIONS:
Class A
Issued	1,017	—	1,026	—
Reinvested	34	—	34	—
Redeemed	—	—	—	—

Change in Class A	1,051	—	1,060	—

Class I
Issued	5,947,035	10,663,181	266,395	204,329
Reinvested	698,184	581,271	80,798	164,943
Redeemed	(3,221,660)	(3,725,617)	(46,845)	(29,641)

Change in Class I	3,423,559	7,518,835	300,348	339,631

Change in shares resulting from capital transactions	3,424,610	7,518,835	301,408	339,631

	Global		Global
	High Yield		Convertible
	Bond Fund		Bond Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2014(a)	2013	2014(a)	2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$29,148	$—
Distributions reinvested	879	—
Cost of shares redeemed	(438)	—

Change in Class A	$29,589	$—

Class I
Proceeds from shares issued	$3,938,201	$9,638,828	$1,486,805	$2,500
Distributions reinvested	2,023,725	2,514,122	1,859,797	731,176
Cost of shares redeemed	(984,372)	(4,178,069)	(1,458)	(479,977)

Change in Class I	$4,977,554	$7,974,881	$3,345,144	$253,699

Change in net assets resulting from capital transactions	$5,007,143	$7,974,881	$3,345,144	$253,699

100

NOTES TO FINANCIAL STATEMENTS

	Global		Global
	High Yield		Convertible
	Bond Fund		Bond Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2014(a)	2013	2014(a)	2013
SHARE TRANSACTIONS:
Class A
Issued	2,774	—
Reinvested	83	—
Redeemed	(41)	—

Change in Class A	2,816	—

Class I
Issued	373,917	906,493	132,096	235
Reinvested	192,933	237,892	169,004	67,229
Redeemed	(93,292)	(396,863)	(130)	(42,927)

Change in Class I	473,558	747,522	300,970	24,537

Change in shares resulting from capital transactions	476,374	747,522	300,970	24,537

	Absolute
	Return Fund
	For the	For the
	Year Ended	Period Ended
	September 30,	September 30,
	2014 (a)	2013 (b)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$6,554,520	$—
Distributions reinvested	21,435	—
Cost of shares redeemed	(144,631)	—

Change in Class A	$6,431,324	$—

Class C
Proceeds from shares issued	$7,027,500	$—
Distributions reinvested	5,208	—
Cost of shares redeemed	(9,874)	—

Change in Class C	$7,022,834	$—

Class I
Proceeds from shares issued	$253,828,123	$659,568,220
Distributions reinvested	590,529	111,739
Cost of shares redeemed	(224,670,280)	(152,446,729)

Change in Class I	$29,748,372	$507,233,230

Change in net assets resulting from capital transactions	$43,202,530	$507,233,230

SHARE TRANSACTIONS:
Class A
Issued	623,490	—
Reinvested	2,051	—
Redeemed	(13,837)	—

Change in Class A	611,704	—

Class C
Issued	669,151	—
Reinvested	500	—
Redeemed	(952)	—

Change in Class C	668,699	—

101

NOTES TO FINANCIAL STATEMENTS

	Absolute
	Return Fund
	For the	For the
	Year Ended	Period Ended
	September 30,	September 30,
	2014 (a)	2013 (b)
(cont.)
Class I
Issued	24,289,241	65,198,790
Reinvested	56,647	11,016
Redeemed	(21,637,069)	(15,052,360)

Change in Class I	2,708,819	50,157,446

Change in shares resulting from capital transactions	3,989,222	50,157,446

(a) For the period from November 27, 2013 (commencement of operations) to September 30, 2014 for Class A shares, for the period from June 24, 2014 (commencement of operations) to September 30, 2014 for Class C shares and for the year ended September 30, 2014 for Class I shares.

(b) For the period from November 30, 2012 (commencement of operations) to September 30, 2013 for Class I shares.

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2012, 2013 and 2014 for all Funds, except Absolute Return Fund, which is the tax years ended September 30 of the years 2013 and 2014, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the year ended September 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2014, the Funds did not incur any interest or penalties.

As of September 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
	Securities	Appreciation	Depreciation	(Depreciation)
Emerging Market Select Bond Fund	$208,755,589	$1,394,185	$(10,522,701)	$(9,128,516)
Emerging Market Corporate Bond Fund	22,066,669	459,304	(509,507)	(50,203)
Global High Yield Bond Fund	33,354,733	577,170	(1,075,580)	(498,410)
Global Convertible Bond Fund	21,023,239	695,328	(1,065,270)	(369,942)
Absolute Return Fund	530,243,855	23,640,180	(23,939,420)	(299,240)

102

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the year ended September 30, 2014 were as follows:

	Distributions Paid From
					Total
	Ordinary	Net Long Term	Total Taxable	Return of	Distributions
	Income	Capital Gains	Distributions	Capital	Paid*
Emerging Market Select Bond Fund	$4,946,732	$ —	$4,946,732	$3,355,837	$8,302,569
Emerging Market Corporate Bond Fund	846,146	14,865	861,011	—	861,011
Global High Yield Bond Fund	1,744,756	309,106	2,053,862	—	2,053,862
Global Convertible Bond Fund	1,052,091	810,576	1,862,667	—	1,862,667
Absolute Return Fund	8,056,394	—	8,056,394	—	8,056,394

The tax character of distributions during the year ended September 30, 2013 were as follows:
	Distributions Paid From
					Total
	Ordinary	Net Long Term	Total Taxable	Return of	Distributions
	Income	Capital Gains	Distributions	Capital	Paid*
Emerging Market Select Bond Fund	$3,720,245	$10,846	$3,731,091	$3,527,048	$7,258,139
Emerging Market Corporate Bond Fund	1,744,474	29,397	1,773,871	—	1,773,871
Global High Yield Bond Fund	2,510,719	9,173	2,519,892	—	2,519,892
Global Convertible Bond Fund	731,496	—	731,496	—	731,496
Absolute Return Fund	31,099	—	31,099	2,211,409	2,242,508

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
As of September 30, 2014, the components of accumulated earnings/(losses) on a tax basis were as follows:
		Emerging
	Emerging	Market	Global	Global
	Market Select	Corporate	High Yield	Convertible	Absolute
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Return Fund
Undistributed ordinary income	$—	$174,674	$592,883	$378,139	$12,007,796
Undistributed long term gain	—	—	620,402	1,832,417	4,588,509

Accumulated earnings	—	174,674	1,213,285	2,210,556	16,596,305
Distributions payable	(94,396)	(7,472)	(4,043)	(633)	(465,432)
Accumulated capital loss carryforwards	(2,816,521)	—	—	—	—
Deferred qualified late-year losses	—	(7,063)	—	—	—
Unrealized appreciation/(depreciation)	(9,745,777)	(64,348)	(518,285)	(338,958)	(1,129,216)

Total accumulated earnings/(losses)	$(12,656,694)	$95,791	$690,957	$1,870,965	$15,001,657

As of September 30, 2014, the Emerging Market Select Bond Fund had a short-term capital loss carryforward of $2,634,303 and a long-term capital loss carryforward of $182,218 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

During the year ended September 30, 2014, the Absolute Return Fund utilized capital loss carryforwards in the amount of $766,493.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

103

NOTES TO FINANCIAL STATEMENTS

The Emerging Market Corporate Bond Fund deferred long-term qualified late-year capital losses of $7,063 which will be treated as arising on the first business day of the year ending September 30, 2015.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statement of Changes in Net Assets.

During the year ended September 30, 2014, redemption fees were collected by the Emerging Market Select Bond Fund and Absolute Return Fund in the amount of $6,334 and $2,183, respectively. There were no redemption fees collected by the other Funds. Redemption fees collected by the Funds are included in the cost of shares redeemed on the Statement of Changes in Net Assets.

9. Commitments:

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Global High Yield Bond Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of September 30, 2014, Global High Yield Bond Fund had no outstanding bridge loan commitments. In connection with these commitments, Global High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10. Line of Credit:

Each Fund, except Absolute Return Fund, is a participant in a single committed, unsecured $4,000,000 line of credit with Bank of New York Mellon, the Funds’ custodian, to be used only to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of March 31, 2015. Interest is charged on borrowings made under this line of credit at the higher of (a) the Federal Funds Effective Rate plus 1.25% per annum, and (b) the Overnight LIBOR Rate plus 1.25% per annum. A commitment fee of 0.12% per annum of the available line of credit is charged, of which each Fund, except Absolute Return Fund, shall pay its pro rata share based on the ratio of its individual net assets to the aggregate net assets of the Funds, except Absolute Return Fund, at the time the fee is due and payable. Accrued and unpaid commitment fees shall be payable on the last business day of each calendar quarter. An upfront fee equal to 0.02% of the commitment amount was paid by the Funds, except Absolute Return Fund, upon the effectiveness and upon each annual renewal of the line of credit. Since each of the Funds, except Absolute Return Fund, participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $4,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2014. During the year ended September 30, 2014, the Funds did not utilize this line of credit.

104

NOTES TO FINANCIAL STATEMENTS

11. Subsequent Events:

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements except the following:

The RBC Funds Trust filed with the Securities and Exchange Commission a post-effective amendment to its registration statement to create two new series under the Trust. These new Funds, the RBC BlueBay Emerging Market Unconstrained Fixed Income Fund and the RBC BlueBay Total Return Credit Fund are expected to become effective and commence operations in December 2014. RBC GAM (US) will be the Funds’ investment advisor, and BlueBay and BlueBay US will serve as the Funds’ sub-advisors.

On September 23, 2014, the Board approved the reduction of the contractual advisory fee rates and operating expense limits with respect to the Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund and Global Convertible Bond Fund. Effective October 1, 2014, the contractual management fee rate and total operating expense limits as a percent of average net assets are as follows:

		Total Operating
		Expense Limit
	Management
	Fee	Class A	Class I
Emerging Market Select Bond Fund	0.75%	1.15%	0.90%
Emerging Market Corporate Bond Fund	0.85%	1.25%	1.00%
Global High Yield Bond Fund	0.70%	1.05%	0.80%
Global Convertible Bond Fund	0.75%	N/A	0.85%

105

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of RBC Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund (the “Funds”), five of the portfolios constituting the RBC Funds Trust (the “Trust”), as of September 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the Funds’ custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of RBC Funds Trust referred to above, as of September 30, 2014, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

November 26, 2014

106

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The following Funds report a portion of the income dividends distributed during the year ended September 30, 2014, as qualified interest income as defined in the Internal Revenue Code:

Qualified Interest Income
Emerging Market Corporate Bond Fund	0.82%
Global High Yield Bond Fund	58.21%
Global Convertible Bond Fund	23.30%
Absolute Return Fund	22.29%

The following Funds report a portion of the income dividends distributed during the year ended September 30, 2014, as qualified short term gains:

Qualified Short-term Gains
Global High Yield Bond Fund	100.00%
Global Convertible Bond Fund	100.00%
Absolute Return Fund	100.00%

The following Fund reports a portion of the income dividends distributed during the year ended September 30, 2014, as qualified dividend income:

Qualified Dividend Income
Global High Yield Bond Fund	0.09%
Global Convertible Bond Fund	0.74%

The following Fund reports a portion of the income dividends distributed during the year ended September 30, 2014, as dividends received deduction:

Dividends Received Deduction
Global High Yield Bond Fund	0.09%

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. It is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

107

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

T. Geron Bell (73)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Chairman of the Executive Board of the Minnesota Twins (2011 to present); prior thereto President of Twins Sports, Inc. (parent company of the Minnesota Twins) (2002-2011); President of the Minnesota Twins Baseball Club Incorporated (1987-2002)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Lucy Hancock Bode (63)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Healthcare consultant (self-employed) (1986 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: BioSignia; Franklin Street Partners

Leslie H. Garner Jr. (64)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and CEO, The Greater Cedar Rapids Community Foundation (2010 to present); previously, President, Cornell College (1994 to 2010)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Ronald James (63)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Best Buy Co. Inc.; Bremer Financial Corporation

John A. MacDonald (65)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Vice President and Treasurer, Hall Family Foundation (1988 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

H. David Rybolt (72)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Consultant, HDR Associates (management consulting) (1985 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

108

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

James R. Seward (62)

Position, Term of Office and Length of Time Served with the Trust: Chairman of the Board and Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Private investor (2000 to present); CFA (1987 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Sooner Holdings (formerly Syntroleum Corporation); Brookdale Senior Living Inc.

William B. Taylor (69)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2005

Principal Occupation(s) During Past 5 Years: Consultant (2003 to present); previously Partner, Ernst & Young LLP (1982 to 2003)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: William Henry Insurance, LLC; Balance Innovations LLC; Kansas City Symphony

Interested Trustees(1)(2)(3)

Kathleen A. Gorman (50)(5)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Number of Portfolios in Fund Complex Overseen by Trustee: 18

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Executive Officers(1)(3)(4)

Kathleen A. Gorman (50)

Position, Term of Office and Length of Time Served with the Trust: President and Chief Executive Officer since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Kathleen A. Hegna (47)

Position, Term of Office and Length of Time Served with the Trust: Chief Financial Officer and Principal Accounting Officer since May 2009 and Treasurer since March 2014

Principal Occupation(s) During Past 5 Years: Associate Vice President and Director, Mutual Fund Accounting and Administration, RBC Global Asset Management (U.S.) Inc. (2009 to present); Senior Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

109

MANAGEMENT (Unaudited)

Executive Officers(1)(3)(4)

Christina M. Moore (46)

Position, Term of Office and Length of Time Served with the Trust: Chief Compliance Officer since December 2012 and Assistant Secretary since March 2013

Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, RBC Funds (2012 to present); Senior Compliance Officer, RBC Funds (March 2012 to December 2012); Compliance Manager, Minnesota Life Insurance Company (2006-2012)

Lee Thoresen (43)

Position, Term of Office and Length of Time Served with the Trust: Chief Legal Officer and Secretary since March 2008

Principal Occupation(s) During Past 5 Years: Senior Associate General Counsel, RBC Capital Markets, LLC (2006-present)

(1)	Except as otherwise noted, the address of each Trustee/Officer is RBC Funds Trust, 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402.
(2)	All Trustees must retire on or before December 31 of the year in which they reach age 75. The Board may temporarily waive this requirement when necessary to avoid depriving the Board of a Trustee with critical skills.
(3)	On December 31, 2009, Voyageur Asset Management Inc. changed its name to RBC Global Asset Management (U.S.) Inc. Any references to RBC Global Asset Management (U.S.) Inc. for prior periods are deemed to be references to the prior entity.
(4)	Each officer serves in such capacity for an indefinite period of time until his or her removal, resignation or retirement.
(5)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

The Funds’ Statement of Additional Information includes information about the Funds’ Trustees. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-422-2766.

110

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A and Class I shares, except for Global Convertible Bond Fund, which only offers Class I shares. The Absolute Return Fund also offers Class C shares.

Class A

This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 4.25% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class C

This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class C shares of the Funds are currently subject to a 1.00% CDSC for redemption within 12 months of purchase. Class C shares currently include a 1.00% (100 bps) annual 12b-1 service and distribution fee.

Class I

This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

111

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014 for Class A and I shares and June 24, 2014 (commencement of operations) through September 30, 2014 for Class C shares.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period* 4/1/14-9/30/14	Annualized Expense Ratio During Period 4/1/14-9/30/14
Emerging Market Select Bond Fund	Class A	$1,000.00	$1,003.20	$6.28	1.25%
	Class I	1,000.00	1,004.40	5.02	1.00%

Emerging Market Corporate Bond Fund	Class A	1,000.00	1,029.30	7.12	1.40%
	Class I	1,000.00	1,030.60	5.85	1.15%

Global High Yield Bond Fund	Class A	1,000.00	1,006.00	6.03	1.20%
	Class I	1,000.00	1,008.20	4.78	0.95%

Global Convertible Bond Fund	Class I	1,000.00	1,003.80	5.02	1.00%

Absolute Return Fund	Class A	1,000.00	990.00	5.99	1.20%
	Class I	1,000.00	991.20	4.74	0.95%

		Beginning Account Value 6/25/14	Ending Account Value 9/30/14	Expenses Paid During Period** 6/25/14-9/30/14	Annualized Expense Ratio During Period 6/25/14-9/30/14
Absolute Return Fund	Class C	$1,000.00	$988.40	$5.21	1.95%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

**Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 98/365 (to reflect period since inception).

112

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period* 4/1/14-9/30/14	Annualized Expense Ratio During Period 4/1/14-9/30/14
Emerging Market Select Bond Fund	Class A	$1,000.00	$1,018.80	$6.33	1.25%
	Class I	1,000.00	1,020.05	5.06	1.00%

Emerging Market Corporate Bond Fund	Class A	1,000.00	1,018.05	7.08	1.40%
	Class I	1,000.00	1,019.30	5.82	1.15%

Global High Yield Bond Fund	Class A	1,000.00	1,019.05	6.07	1.20%
	Class I	1,000.00	1,020.31	4.81	0.95%

Global Convertible Bond Fund	Class I	1,000.00	1,020.05	5.06	1.00%

Absolute Return Fund	Class A	1,000.00	1,019.05	6.07	1.20%
	Class I	1,000.00	1,020.31	4.81	0.95%

		Beginning Account Value 6/25/14	Ending Account Value 9/30/14	Expenses Paid During Period** 6/25/14-9/30/14	Annualized Expense Ratio During Period 6/25/14-9/30/14
Absolute Return Fund	Class C	$1,000.00	$1,008.19	$5.26	1.95%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

**Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 98/365 (to reflect period since inception).

113

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

In September 2014, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”), BlueBay Asset Management USA LLC and BlueBay Asset Management LLP (together, the “Sub-Advisors”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor and sub-advisory agreements with the Sub-Advisors (the investment advisory and sub-advisory agreements, collectively, being the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the advisory services performed by the Advisor and Sub-Advisors, the staffing and qualifications of the personnel responsible for operating and managing the Funds, and the Funds’ performance and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a meeting held specifically to consider the proposed renewals. In connection with their deliberations, the independent Trustees were advised by their own independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor and Sub-Advisors, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor and Sub-Advisors, including information as to each Fund’s performance relative to appropriate index benchmarks as well as fund peer group comparative information requested by the Board.

In considering the nature and quality of services provided to the Funds, the Trustees discussed the strong research, credit, and fundamental analysis capabilities and specialized expertise in the area of emerging market debt instruments and absolute return strategies. The Trustees also considered the extensive portfolio management experience of the Sub-Advisors’ staff as well as its operational and compliance structure and systems, and the Advisor’s expertise in coordinating the investment management and related operations of the Funds. The Trustees noted that the shorter term performance of the Funds was below relevant benchmarks, but acknowledged that the performance was attributable to the defensive positioning of the portfolios based on the Sub-Advisors’ generally negative macro view regarding relevant economies/markets and defensive posture. The Absolute Return Fund’s performance was favorable versus peers and benchmarks. The Trustees indicated that they continue to have confidence in the portfolio management teams of the Advisor and Sub-Advisors and continue to be satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

The Trustees reviewed the investment advisory fees payable to the Advisor and subadvisory fees payable to the Sub-Advisors and reviewed comparative fee and expense information for similarly situated funds, including management’s proposal of fee and expense limitation reductions approved by the Board. The Trustees evaluated profitability data for the Advisor and Sub-Advisors and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollars and other fall-out benefits as well as the Advisor’s role as co-administrator of the Funds and the fees paid by the Funds for such services. The Trustees discussed the pricing strategy for the Funds and noted that the Sub-Advisors are premium providers of investment management services and the management fees are based on the high quality of services provided to the Funds. The Trustees also considered the Advisor’s contractual agreement to subsidize fund expenses at competitive levels through expense limitation agreements and viewed such commitments favorably. Based upon their review, the Trustees determined that the advisory fees proposed to be payable to the Advisor and Sub-Advisors were fair and reasonable.

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APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Based upon their review, the Trustees determined that the nature and quality of the services provided by both the Advisor and Sub-Advisors were of a high quality and it is in the interests of the Funds and their shareholders for the Trustees to approve the Agreements and expense limitation arrangements for each Fund. In arriving at their collective decision to approve the renewal of the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the year ended September 30, 2014.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-BB AR 09-14

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that William B. Taylor is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $669,200 for 2014 and $602,400 for 2013.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2014 and $0 for 2013.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $52,500 for 2014 and $53,550 for 2013.

Tax fees for both years relate to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee is $0 and $0, respectively.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 for 2013.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee (“Committee”) will review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Trust employ the Funds’ auditor to render “permissible non-audit services” to the Funds. A “permissible non-audit service” is defined as a non-audit service that is not prohibited by Rule 2-01(c)(4) of Regulation S-X or other applicable law or regulation. The Committee will also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds (an “Adviser-affiliated service provider”), employ the Funds’ auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Committee shall consider whether the provision of such services is consistent with the auditor’s independence. (See also “Delegation” below.)

Pre-approval by the Committee of non-audit services is not required so long as:

(1)            (A)  with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided; or

                (B)  with respect to the Adviser and any Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the

Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

(2)        such services were not recognized by the Funds at the time of the engagement to be non-audit services; and

(3)        such services are promptly brought to the attention of the Committee and approved by the Committee or its delegate or delegates, as defined below, prior to the completion of the audit.

(c)        Delegation

The Committee may delegate to one or more of its members and/or to officers of the Trust the authority to pre-approve the auditor’s provision of audit services or permissible non-audit services to the Funds up to a predetermined amount. Any pre-approval determination made by a delegate will be presented to the full Committee at its next meeting. The Committee will communicate any pre-approval made by a delegate to the Trust’s fund accounting agent, which will ensure that the appropriate disclosure is made in the Funds’ periodic reports and other documents as required under the Federal securities laws.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $115,000 for 2014 and $115,980 for 2013.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

             Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and

             Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))

and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	December 1, 2014

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	December 1, 2014

* Print the name and title of each signing officer under his or her signature.